UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen All-American Municipal Bond Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.8%

	MUNICIPAL BONDS – 99.8%

	Alabama – 0.6%

$4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	A–	$4,731,970

14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	18,524,457

500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	507,900
18,895	Total Alabama			23,764,327

	Alaska – 0.2%

3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	AA–	4,703,910

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	3/18 at 100.00	B3	1,993,820
5,855	Total Alaska			6,697,730

	Arizona – 2.1%

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	AA– (4)	512,480

200	Arizona State University Nanotechnology LLC, Lease Revenue Refunding Bonds, Arizona State University Project, Series 2009A, 5.000%, 3/01/34 (Pre-refunded 3/01/19) – AGC Insured	3/19 at 100.00	AA (4)	206,730

500	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	528,990

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	275,020

4,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/31 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	4,324,120

10,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2017D, 5.000%, 7/01/36	7/27 at 100.00	A+	11,804,800

	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,113,468
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	8,132,880

745	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	789,655

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47 (Pre-refunded 7/01/21)	7/21 at 100.00	BB+ (4)	1,156,220

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,205	6.000%, 7/01/33	7/20 at 102.00	BB	2,066,614
2,325	6.000%, 7/01/43	7/20 at 102.00	BB	2,074,226
195	6.000%, 7/01/48	7/20 at 102.00	BB	171,567

NUVEEN	1

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$440	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A, 7.375%, 7/01/49	7/20 at 102.00	BB	$418,097

400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	393,744

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (4)	875,432

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (4)	4,153,416

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	BBB+	1,223,680
13,155	5.000%, 12/01/32	No Opt. Call	BBB+	16,120,926
7,675	5.000%, 12/01/37	No Opt. Call	BBB+	9,619,538

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2	1,022,390

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	4,376,669

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,813,802
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,158,656
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,179,277

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,140,900

778	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	3/18 at 100.00	N/R	752,995
68,613	Total Arizona			79,406,292

	Arkansas – 0.0%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	547,380
1,020	6.000%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R (4)	1,122,653
1,520	Total Arkansas			1,670,033

	California – 17.2%

	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Windemere Ranch Infrastructure Financing Program, Refunding Subordinate Series 2017A:
1,100	5.000%, 9/02/29 – AGM Insured	9/27 at 100.00	AA	1,344,277
1,000	5.000%, 9/02/30 – AGM Insured	9/27 at 100.00	AA	1,214,370

	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	16,823,765
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	4,974,885
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	6,978,650

50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	46,667

2	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,350	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	$2,243,921

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 12.919%, 4/01/34, 144A (Pre-refunded 4/01/18) (IF) (5)	4/18 at 100.00	AA (4)	1,035,800

2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,209,360

	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE:
1,715	5.000%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (4)	1,741,051
285	5.000%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AAA	289,329

10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA–	11,875,400

4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA–	5,457,240

	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015:
4,000	5.000%, 11/15/26	11/25 at 100.00	Aa3	4,928,280
3,635	5.000%, 11/15/28	11/25 at 100.00	Aa3	4,475,594

1,670	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,954,785

3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	A+	3,424,226

	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	A+	1,672,717
1,105	5.000%, 2/01/31	2/27 at 100.00	A+	1,317,480

19,730	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Green Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	AA–	24,906,363

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA–	5,448,891

485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA–	549,287

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,497,564

2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	AA–	2,639,650

1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,541,928

3,300	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB (4)	3,644,190

	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	571,041
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,413,215

5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,762,850

NUVEEN	3

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A:
$7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	$8,926,655
4,480	5.000%, 7/01/47	7/27 at 100.00	Baa2	5,120,013

1,795	California Municipal Finance Authority, Revenue Bonds, Emerson College Issues, Series 2017B, 5.000%, 1/01/42	1/28 at 100.00	BBB+	2,116,610

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB–	1,159,950
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB–	1,230,882

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A–	2,003,837
8,875	5.000%, 2/01/47	2/27 at 100.00	A–	10,163,739

1,100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB–	1,247,807

	California State Public Works Board, Lease Revenue Bonds, Department of Education, Riverside Campus Project, Series 2017H:
2,500	5.000%, 4/01/33	4/27 at 100.00	A+	3,006,075
2,550	5.000%, 4/01/34	4/27 at 100.00	A+	3,056,889

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A+	1,093,330

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	Aaa	1,089,570

	California State University, Systemwide Revenue Bonds, Series 2016A:
1,500	5.000%, 11/01/24	No Opt. Call	Aa2	1,815,645
1,250	5.000%, 11/01/25	No Opt. Call	Aa2	1,543,888
2,000	5.000%, 11/01/26	5/26 at 100.00	Aa2	2,492,860
2,400	5.000%, 11/01/27	5/26 at 100.00	Aa2	2,978,832

17,795	California State, General Obligation Bonds, Refunding Various Purpose Series 2016, 5.000%, 9/01/31	9/26 at 100.00	AA–	21,563,625

20,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 11/01/29	11/27 at 100.00	AA–	24,924,400

700	California State, General Obligation Bonds, Tender Option Bond Trust 2016-XG0039, 15.030%, 3/01/40, 144A – AGM Insured (IF) (5)	3/20 at 100.00	AA	927,871

7,280	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/24	No Opt. Call	AA–	8,693,994

	California State, General Obligation Bonds, Various Purpose Series 2008:
6,605	5.000%, 4/01/38 (Pre-refunded 4/01/18)	4/18 at 100.00	Aaa	6,664,907
1,870	5.000%, 4/01/38 (Pre-refunded 4/01/18)	4/18 at 100.00	Aaa	1,886,961

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	AA–	1,508,402

12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	AA–	14,201,280

1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB+	1,120,500

4	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$1,100	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	$1,215,071
1,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	1,494,279
26,380	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	29,291,297

5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory put 12/01/23)	No Opt. Call	Aa3	5,942,332

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,840,523

600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A–	692,034

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 13.836%, 7/01/47, 144A (Pre-refunded 7/01/18) – AGM Insured (IF)	7/18 at 100.00	AA (4)	1,694,416

	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/42	5/27 at 100.00	Baa1	4,684,560
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,663,120
2,000	5.000%, 5/15/50	5/27 at 100.00	Baa1	2,326,220

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.750%, 7/01/30 (6)	3/18 at 100.00	CCC	825,297
5,300	5.750%, 7/01/35 (6)	3/18 at 100.00	CCC	5,300,689
2,000	5.500%, 7/01/39 (6)	3/18 at 100.00	CCC	2,000,160

4,955	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A, 5.000%, 8/01/44	8/22 at 102.00	AA–	5,589,884

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA–(4)	1,021,410

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA–(4)	1,070,937

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA–(4)	1,070,937

2,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election 2004 Series 2004A, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	AA+	1,617,500

	Contra Costa County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
5,000	5.000%, 8/01/34 – BAM Insured	8/27 at 100.00	AA	5,955,450
2,100	5.000%, 8/01/35 – BAM Insured	8/27 at 100.00	AA	2,497,383
1,685	5.000%, 8/01/36 – BAM Insured	8/27 at 100.00	AA	1,999,168

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	477,204

6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	6,929,589

510	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilities District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (4)	551,228

NUVEEN	5

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,100	Fontana Redevelopment Agency Successor Agency, San Bernardino County, California, Tax Allocation Bonds, Refunding Series 2017A, 5.000%, 10/01/32	10/27 at 100.00	AA	$2,569,791

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	BBB–	924,928
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	5,373,400

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/18 at 100.00	A	1,392,618

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,415	5.000%, 6/01/33	3/18 at 100.00	B+	3,415,068
18,280	5.750%, 6/01/47	3/18 at 100.00	B3	18,406,132
7,750	5.125%, 6/01/47	3/18 at 100.00	B–	7,749,768

1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Superior Lien Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA	1,070,890

1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,757,092

2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,131,480

	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,904,176
1,400	5.000%, 5/15/37 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,662,332
1,410	5.000%, 5/15/40 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,669,073

850	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2013B, 5.000%, 5/15/30	5/23 at 100.00	AA–	980,067

	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A:
2,500	5.000%, 5/15/25 (Alternative Minimum Tax)	No Opt. Call	AA–	2,973,575
3,500	5.000%, 5/15/26 (Alternative Minimum Tax)	No Opt. Call	AA–	4,212,460
4,325	5.000%, 5/15/28 (Alternative Minimum Tax)	5/26 at 100.00	AA–	5,165,434
2,500	5.000%, 5/15/29 (Alternative Minimum Tax)	5/26 at 100.00	AA–	2,977,450
3,000	5.000%, 5/15/30 (Alternative Minimum Tax)	5/26 at 100.00	AA–	3,567,960

15,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	Aa2	18,081,600

	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,793,626
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	3,029,800

1,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	AA (4)	1,058,400

5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2017A, 5.000%, 7/01/26	No Opt. Call	AAA	6,241,700

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	3,042,250

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	590,535

6	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA–	$3,215,940

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AA	1,077,790

8,535	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 5.000%, 8/01/41	8/27 at 100.00	AAA	10,317,961

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,097,220

	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,097,128
2,500	6.500%, 11/01/39	No Opt. Call	A	3,672,350

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	3/18 at 100.00	N/R (4)	14,815,762

	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,417,225
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,257,920

	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	616,045
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	607,190

1,075	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	3/18 at 100.00	CCC+	1,068,830

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/18 at 100.00	N/R	1,746,803

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	3,274,950

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,900,306

3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	AA–	3,341,290

5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA–	2,443,925

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)	8/36 at 100.00	AA	14,944,050

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	4,350,680

715	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	787,866

890	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/18 at 100.00	N/R	894,245

	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
2,000	5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	A	2,359,120
2,500	5.000%, 7/01/47	7/27 at 100.00	A	2,994,950
7,075	5.000%, 7/01/47 (Alternative Minimum Tax)	7/27 at 100.00	A	8,313,196

NUVEEN	7

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
$1,815	5.000%, 9/01/36	9/26 at 100.00	AA	$2,147,726
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,226,666

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,116,880

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A– (4)	722,139

13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB–	15,013,838

9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB	10,979,009

2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A2	2,249,440

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (4)	510,928

2,355	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	A+ (4)	2,506,003

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,075,120

275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	284,235

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+ (4)	587,280

4,750	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.125%, 6/01/46	3/18 at 100.00	B+	4,756,555

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 (Pre-refunded 9/01/20) – AGM Insured	9/20 at 100.00	AA (4)	1,001,411

15,000	University of California, General Revenue Bonds, Limited Project Series 2017M, 5.000%, 5/15/47	5/27 at 100.00	AA–	17,961,450

5,000	University of California, General Revenue Bonds, Series 2017AV, 5.000%, 5/15/33	5/27 at 100.00	AA	6,131,600

2,500	University of California, General Revenue Bonds, Series 2017AY, 5.000%, 5/15/37	5/27 at 100.00	AA	3,025,950

3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB+	4,028,780

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA	212,214

670	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax) (Pre-refunded 3/12/18)	3/18 at 100.00	N/R (4)	671,910

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (7)	8/26 at 100.00	AA	5,593,300

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 (Pre-refunded 8/01/19) – AGM Insured	8/19 at 100.00	AA (4)	1,586,400

8	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
$2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	$2,014,863
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,055,759
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,092,238

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,589,089
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,338,984
576,100	Total California			643,106,100

	Colorado – 3.3%

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (4)	1,104,176

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	2,087,880

3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,501,867

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	BBB	1,039,781

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	BBB–	2,549,325

875	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (4)	910,831

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	3,156,210

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	1,642,635

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,370	7.000%, 6/01/42 (8), (9)	6/22 at 100.00	N/R	502,701
1,375	7.125%, 6/01/47 (8), (9)	6/22 at 100.00	N/R	504,535

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	12,900,720

6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45	6/25 at 100.00	A–	6,807,922

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	825,202

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	3,155,730

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA	104,059

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA–	3,221,460

NUVEEN	9

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	$1,237,126

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,626,840

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	1,051,340

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB+	2,074,600

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	1,885,994

5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	5,672,800

	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
510	5.000%, 12/01/31	12/26 at 100.00	Baa2	592,258
3,500	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,040,750
1,200	5.000%, 12/01/33	12/26 at 100.00	Baa2	1,386,420
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	647,541
300	5.000%, 12/01/35	12/26 at 100.00	Baa2	342,822

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A–	9,779,690

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A–	14,020
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A–	266,578
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A–	12,467
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A–	14,950

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A–	7,517,092

1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,387,290

1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,061,838

1,926	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,018,217

1,365	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 6.000%, 12/01/38	12/24 at 100.00	N/R	1,413,239

735	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	780,673

3,600	Fossil Ridge Metropolitan District No. 3, In the City of Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2014, 5.000%, 12/01/44	12/20 at 100.00	BBB	3,702,852

9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	9,071,547

2,025	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.375%, 12/01/37 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	2,205,853

620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	N/R	706,267

10	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	$4,404,490

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	A	2,822,128
3,580	6.500%, 11/15/38	No Opt. Call	A	5,167,479

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	BBB+	1,102,141
4,265	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,668,810

575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	Baa2	648,232

815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	846,793
121,661	Total Colorado			124,186,171

	Connecticut – 0.8%

860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	N/R	889,266

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (4)	1,130,070

11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA–	12,679,480

1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	AA	1,895,681

8,785	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A, 4.000%, 9/01/34	9/26 at 100.00	AA	9,353,741

663	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (4)	720,688

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,096,730
25,783	Total Connecticut			28,765,656

	Delaware – 0.2%

950	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	994,394

1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB+	1,005,410

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,250,800
6,950	Total Delaware			7,250,604

	Florida – 6.0%

	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	339,630
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,522,341

NUVEEN	11

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	$1,329,663

480	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	3/18 at 100.00	N/R	480,000

855	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A (4)	912,071

6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	AA (4)	6,705,960

	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/04/40	7/25 at 100.00	A	1,593,270
1,380	5.000%, 7/04/50	7/25 at 100.00	A	1,472,363

4,710	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	AA	4,923,740

1,125	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,273,838

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	1,068,220

1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,020,870

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,130,485

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	1,061,690

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
975	5.500%, 6/15/22	No Opt. Call	N/R	1,046,380
500	6.000%, 6/15/32	6/22 at 100.00	N/R	537,160
1,100	6.125%, 6/15/43	6/22 at 100.00	N/R	1,163,965

2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,343,780

1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,587,570

1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,661,688

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	3/18 at 100.00	B+	3,119,548

16,220	Florida Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	N/R	16,918,433

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	A–	7,538,140

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A2	1,351,328
1,000	5.000%, 12/01/31	12/22 at 100.00	A2	1,114,840
3,000	5.000%, 12/01/37	12/22 at 100.00	A2	3,325,500

12	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/18 at 100.00	N/R	$1,001,450

10,520	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/35	10/27 at 100.00	AA–	12,690,697

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	1,018,340

3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)	10/24 at 100.00	AA–	3,517,651

750	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	3/18 at 100.00	BBB–	750,157

	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2017B:
4,500	5.000%, 10/01/32	10/27 at 100.00	AA	5,360,130
7,000	5.000%, 10/01/33	10/27 at 100.00	AA	8,311,660

805	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	3/18 at 100.00	BB	805,708

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	913,491
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,391,596

6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A–	7,447,000

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	909,346
9,500	4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	9,744,625

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa1	2,192,140

6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,278,510

7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA–	8,217,921

860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children’s Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	1,003,181

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,729,330

12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	14,014,128

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 (Pre-refunded 10/01/18) – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA (4)	2,057,440

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34, 144A (Pre-refunded 6/01/19) – AGM Insured (UB) (5)	6/19 at 100.00	AA (4)	1,099,665

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	Aa3	24,876,373

NUVEEN	13

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
$550	4.500%, 6/01/27	6/21 at 100.00	A–	$581,493
625	5.000%, 6/01/32	6/21 at 100.00	A–	665,856
750	5.000%, 6/01/36	6/21 at 100.00	A–	795,773
875	5.125%, 6/01/42	6/21 at 100.00	A–	928,121

95	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	3/18 at 100.00	N/R (4)	97,306

1,010	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,012,172

5,000	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017, 5.000%, 8/15/31	8/27 at 100.00	AA–	5,825,300

830	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38 (Pre-refunded 5/01/18)	5/18 at 100.00	N/R (4)	844,309

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A–	565,010

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	548,434

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	39,023

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 6.610%, 5/01/39	3/18 at 100.00	N/R	164,987

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (7)	5/19 at 100.00	N/R	269,738

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	164,105

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	5/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	5/18 at 100.00	N/R	5

15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40	5/18 at 100.00	N/R	14,658

100	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39	5/18 at 100.00	N/R	88,404

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
90	5.250%, 5/01/39	3/18 at 100.00	N/R	89,309
290	6.650%, 5/01/40	5/18 at 100.00	N/R	289,986

435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	348,470

270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	178,103

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	5/18 at 100.00	N/R	3

2,310	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	3/18 at 100.00	N/R	2,312,472

14	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	$263,385

1,500	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,564,275

	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
1,330	5.000%, 10/15/42	10/27 at 100.00	A3	1,568,855
3,000	5.000%, 10/15/47	10/27 at 100.00	A3	3,522,000

13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A–	15,253,160

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
500	5.125%, 5/01/36	5/28 at 100.00	N/R	512,670
990	5.500%, 5/01/46	5/28 at 100.00	N/R	1,022,215
205,125	Total Florida			225,402,611

	Georgia – 2.0%

590	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	622,987

600	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	620,058

4,565	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	Aa2 (4)	4,878,387

2,435	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	Aa2	2,587,139

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A:
3,500	5.000%, 11/01/28	11/27 at 100.00	Aa2	4,354,770
5,120	5.000%, 11/01/29	11/27 at 100.00	Aa2	6,339,789
5,175	5.000%, 11/01/30	11/27 at 100.00	Aa2	6,387,399

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	11,125,300

1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	1,248,885

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA (4)	1,122,520

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	1,067,242
1,000	5.500%, 9/15/28	No Opt. Call	A	1,244,960

22,045	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Refunding Series 2015C, 5.000%, 7/01/27	7/26 at 100.00	AA+	26,994,984

3,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A	3,575,850

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,761,466

NUVEEN	15

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 (Pre-refunded 6/15/19) – AGC Insured	6/19 at 100.00	AA (4)	$1,047,060
63,680	Total Georgia			74,978,796

	Guam – 0.2%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,087,932

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B+	2,101,120

1,005	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A– (4)	1,102,495

1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,907,721
5,635	Total Guam			6,199,268

	Hawaii – 0.3%

1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	1,709,445

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,069,280

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
900	8.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,009,530
1,250	9.000%, 11/15/44 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	1,415,675

4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative Minimum Tax)	7/25 at 100.00	A+	5,206,843
9,195	Total Hawaii			10,410,773

	Idaho – 0.2%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,114,022
205	5.000%, 9/01/37	9/26 at 100.00	BB+	224,744

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA–(4)	1,040,930
760	6.250%, 12/01/33 (Pre-refunded 12/01/18)	12/18 at 100.00	AA–(4)	792,817

2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB–	2,173,620
6,265	Total Idaho			6,346,133

	Illinois – 11.0%

2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	2,161,860

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	A3	1,339,899
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	A3	1,556,392

67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	81,054,900

16	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$590	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB–	$599,729

1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB–	1,264,633

35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	41,513,926

2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,270,667

3,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)	1/25 at 100.00	A	3,559,438

900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	947,061

8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	10,196,454

920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,005,229

13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	14,938,544

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
590	5.000%, 1/01/34	1/19 at 100.00	BBB+	600,431
1,815	5.000%, 1/01/40	1/19 at 100.00	BBB+	1,847,797

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	1/21 at 100.00	BBB+	413,864
1,035	5.000%, 1/01/40	1/21 at 100.00	BBB+	1,060,119

1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,040,320

7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,181,723

1,635	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 1/01/22	1/20 at 100.00	BBB+	1,704,945

1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,402,315

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,480,282
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,032,941
2,150	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,332,599
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	749,359
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,308,806

2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,391,224

715	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	775,339

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA–	4,771,801

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B+	2,163,200

	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523, Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
1,000	0.000%, 2/01/35	2/21 at 100.00	AA–	353,560
750	0.000%, 2/01/36	2/21 at 100.00	AA–	246,465

1,110	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	1,162,026

NUVEEN	17

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	$1,480,528

2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	BBB–	2,383,594

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	1,337,165

850	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	3/18 at 100.00	BBB–	852,185

1,290	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	1,385,666

710	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	782,207

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A (4)	1,003,220

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,161,294

3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa2	4,002,658

10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	12,132,928

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24 (Pre-refunded 8/15/19)	8/19 at 100.00	AA+ (4)	2,120,980

740	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	791,127

1,635	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	1,788,576

10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	12,030,695

1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,635,846

	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
25	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	27,435
2,875	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB–(4)	3,150,166

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	1,027,093
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,057,240

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	3,856,125

1,335	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,423,110

20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	A+	20,631

1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39, 144A (Pre-refunded 5/01/19) (UB) (5)	5/19 at 100.00	Aaa	1,774,890

3,485	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	3,549,995

18	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	Baa1	$1,221,942

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	9,736,380

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 (Pre-refunded 3/01/20) – AGM Insured	3/20 at 100.00	AA (4)	995,393

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,545,280

930	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,001,052

470	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	507,389

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA– (4)	1,672,770

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41, 144A (UB) (5)	3/18 at 100.00	AA+	4,003,800

7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,195,909

8,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/30	1/26 at 100.00	BBB	8,599,440

5,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/27	5/24 at 100.00	BBB	5,366,400

5,325	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/24	No Opt. Call	BBB	5,785,879

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	BBB	5,822,441
5,910	5.000%, 3/01/26	3/22 at 100.00	BBB	6,219,802
500	5.000%, 3/01/27	3/22 at 100.00	BBB	526,015

1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB	1,556,006

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AA+	5,457,400

960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (10)	3/18 at 100.00	N/R	374,400

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured (8)	3/18 at 100.00	N/R	2,727,840

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36 (11)	3/18 at 100.00	D	456,400

875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB–	922,364

1,280	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BB+	1,410,547

5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	5,814,072

1,225	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.000%, 6/15/53	12/25 at 100.00	BB+	1,318,933

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	A3	7,081,982

NUVEEN	19

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	$4,972,800

1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,024,897

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	917,873

3,890	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	4,332,021

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,616,745

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,938,224
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	16,238,013

1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/19 at 100.00	N/R	1,018,260

5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A1	5,235,850

7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A–	8,551,886
377,426	Total Illinois			409,369,607

	Indiana – 2.1%

695	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	729,180

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,325	5.250%, 10/15/18	No Opt. Call	A+	3,416,637
5,215	5.250%, 10/15/20	No Opt. Call	A+	5,665,576

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	B–	1,410,668

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,573,480
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,116,898

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	3,857,621
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,318,121

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (4)	1,072,440

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	3,301,200

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	9,308,790

9,215	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	A–	9,948,238

20	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$685	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	$712,640

2,815	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA	2,920,591

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa3	1,654,833
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa3	1,509,592
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa3	1,673,740

	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
395	5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	441,772
9,185	7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	11,008,590

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (4)	6,085,450
72,600	Total Indiana			78,726,057

	Iowa – 0.5%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,466,828

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 (Pre-refunded 8/15/19) – AGC Insured	8/19 at 100.00	AA–(4)	529,250

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,180	5.000%, 12/01/19	No Opt. Call	B	1,223,259
2,750	5.500%, 12/01/22	12/18 at 100.00	B	2,805,028
5,375	5.250%, 12/01/25	12/23 at 100.00	B	5,731,201

1,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B	1,087,197

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	Aaa	1,061,600

2,220	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	2,353,267

2,045	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C, 5.625%, 6/01/46	3/18 at 100.00	B+	2,045,082
18,360	Total Iowa			19,302,712

	Kansas – 0.6%

	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc., Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Baa2	1,654,020
1,320	5.000%, 12/01/41	12/26 at 100.00	Baa2	1,447,116

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	AAA	511,160

10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2017A, 5.000%, 9/01/36	9/27 at 100.00	AAA	12,143,200

4,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA	4,870,330

NUVEEN	21

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$1,585	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	3/18 at 100.00	BB+	$1,587,378

965	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,010,471
20,410	Total Kansas			23,223,675

	Kentucky – 0.9%

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/18 at 100.00	A	1,536,450

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25 (Pre-refunded 6/01/20)	6/20 at 100.00	BBB (4)	2,736,900
2,480	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	BBB (4)	2,729,587

2,630	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A, 5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	2,993,335

5,655	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	BBB+	6,215,976

	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc., Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A–	6,718,380
2,785	4.000%, 10/01/35	10/26 at 100.00	A–	2,921,131

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,410,100

1,600	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 (Pre-refunded 4/01/19) – AGC Insured	4/19 at 100.00	AA (4)	1,672,448

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	5,599,850
31,290	Total Kentucky			34,534,157

	Louisiana – 1.2%

1,250	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.500%, 1/01/24 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,450,763

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
5,000	6.750%, 12/15/37 (8)	3/18 at 100.00	N/R	3,500,000
800	6.000%, 12/15/37 (8)	3/18 at 100.00	N/R	560,000

65	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/18 (8)	No Opt. Call	N/R	45,500

27,385	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (Alternative Minimum Tax)	7/23 at 100.00	N/R	30,861,526

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,081,580

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,137,440

240	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA	244,922

22	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	$2,275,123

1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	1,187,970
40,820	Total Louisiana			43,344,824

	Maine – 0.5%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BB	2,201,000
10,390	6.750%, 7/01/41	7/21 at 100.00	BB	11,362,816

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,770,877

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	514,933
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,114,550
15,515	Total Maine			16,964,176

	Maryland – 0.8%

9,445	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Issue Series 2015, 5.000%, 6/01/22	No Opt. Call	AAA	10,781,373

14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42, 144A (UB) (5)	2/25 at 100.00	A	16,235,303

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/19 at 100.00	BB+	1,025,290
24,795	Total Maryland			28,041,966

	Massachusetts – 1.2%

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	3/18 at 100.00	N/R	4,356,264

8,350	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42, 144A (Alternative Minimum Tax)	3/18 at 100.00	BB+	8,356,012

	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,364,328
5,065	5.000%, 7/01/37	7/26 at 100.00	BBB	5,734,390

1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB–	1,148,198

	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S:
2,520	5.000%, 7/01/33	1/28 at 100.00	AA–	3,010,115
3,300	5.000%, 7/01/34	1/28 at 100.00	AA–	3,929,112

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Trust 2015-XF0047, 10.124%, 7/01/34, 144A (Pre-refunded 7/01/19) (IF)	7/19 at 100.00	AA– (4)	7,555,911

1,525	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,616,454

NUVEEN	23

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

$3,025	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/ R (4)	$3,209,192

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	3/18 at 100.00	N/R	1,277,514
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/18 at 100.00	N/R	709,751

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2989-1, 10.121%, 8/01/38, 144A (IF) (5)	8/19 at 100.00	AAA	2,687,492
41,330	Total Massachusetts			44,954,733

	Michigan – 1.4%

9,430	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	8,001,449

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 (Pre-refunded 6/01/20) – AGM Insured	6/20 at 100.00	AA (4)	861,704

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA	7,767,941

10,115	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45	6/26 at 100.00	AA–	11,651,266

510	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–	512,734

	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
385	6.000%, 10/01/21	No Opt. Call	BB–	388,677
500	7.000%, 10/01/31	10/21 at 100.00	BB–	506,515
1,000	7.000%, 10/01/36	10/21 at 100.00	BB–	983,480

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,647,014

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	3/18 at 100.00	BBB	1,251,638

1,245	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	3/18 at 100.00	N/R	1,213,302

	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa2	839,437
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa2	2,244,460

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	A3 (4)	536,375
1,480	5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A3 (4)	1,591,059

5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A1	5,583,350

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	6,268,310
50,190	Total Michigan			51,848,711

24	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 1.6%

$310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	$297,628

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	153,017
270	5.000%, 7/01/47	7/24 at 102.00	N/R	272,230

4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,266,634

	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	261,258
675	5.250%, 1/01/46	1/23 at 100.00	N/R	703,546

	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,582,928
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,269,863

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/18 at 102.00	BB+	1,032,160

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,024,960

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,646,997

	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,126,450
3,000	6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	3,132,900

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,089,610

4,700	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Refunding Series 2016B, 5.000%, 11/15/29	No Opt. Call	AA	5,917,018

500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	504,880

16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (Alternative Minimum Tax)	10/22 at 100.00	BBB–	15,958,008

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	3,029,175
2,080	5.250%, 11/15/28 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (4)	2,278,349
535	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (4)	586,018
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	284,742

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,356,502

3,750	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	4,307,137
55,450	Total Minnesota			58,082,010

NUVEEN	25

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi – 0.2%

$5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA	$5,745,050

	Missouri – 1.7%

3,185	Bi-State Development Agency, Bi-State MetroLink District, Missouri, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	3,997,748

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,578,087

8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,414,720

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB	1,361,738

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 2015-XF0046, 10.332%, 11/15/39, 144A (Pre-refunded 11/15/19) (IF)	11/19 at 100.00	AA+ (4)	5,287,461

2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,618,325

15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,244,127

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	3,134,700
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	4,209,590
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	3,601,687
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	3,868,060
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	3,187,680
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,021,180

1,325	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	8/18 at 100.00	N/R	1,324,815

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	9/18 at 100.00	N/R	817,308
73,657	Total Missouri			62,667,226

	Nebraska – 1.2%

3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Crossover Refunding Series 2017A, 5.000%, 9/01/30	No Opt. Call	BBB+	3,715,154

4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	4,461,520

1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A–	1,961,954

2,500	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/35	12/27 at 100.00	AA	3,040,700

	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Series 2016A:
18,465	5.000%, 2/01/46, 144A (UB) (5)	2/26 at 100.00	A+	21,542,931
10,000	5.000%, 2/01/49, 144A (UB) (5)	2/26 at 100.00	A+	11,643,300
39,780	Total Nebraska			46,365,559

26	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada – 1.2%

	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
$265	5.000%, 9/01/29	9/27 at 100.00	BBB+	$312,321
750	5.000%, 9/01/30	9/27 at 100.00	BBB+	878,400
730	5.000%, 9/01/32	9/27 at 100.00	BBB+	848,311
1,965	5.000%, 9/01/42	9/27 at 100.00	BBB+	2,253,344
1,150	5.000%, 9/01/47	9/27 at 100.00	BBB+	1,310,552

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	Aa3	2,125,640

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,189,598
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,793,142

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	2,168,440
1,500	8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	1,635,900

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	Aa1	2,729,650

20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Series 2016A, 5.000%, 6/01/46, 144A (UB)	6/26 at 100.00	AA+	23,654,800

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
120	4.000%, 6/01/19	No Opt. Call	N/R	122,010
105	4.000%, 6/01/20	No Opt. Call	N/R	107,867
795	4.000%, 6/01/21	No Opt. Call	N/R	822,141
360	5.000%, 6/01/23	No Opt. Call	N/R	391,021
200	4.250%, 6/01/24	6/23 at 103.00	N/R	207,494

1,765	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,853,091

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
335	6.500%, 9/01/20 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	345,991
1,325	6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	1,370,646

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	452,046
41,200	Total Nevada			46,572,405

	New Hampshire – 0.1%

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 2016-XL0025, 10.991%, 6/01/39, 144A (Pre-refunded 6/01/19) (IF) (5)	6/19 at 100.00	AA+ (4)	3,814,763

	New Jersey – 2.0%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	5,059,949

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,520,792

NUVEEN	27

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$2,345	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	$2,322,558

9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	A–	10,752,379

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	3/18 at 100.00	BB–	1,123,550
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	1,819,191

2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	2,580,239

835	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (4)	904,422

2,015	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 6.250%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	2,101,061

600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	649,188

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	Baa2	1,162,830

1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,657,830

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 14.790%, 6/01/30, 144A (IF) (5)	6/19 at 100.00	AA	1,618,247

3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,904,869

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3 (4)	1,077,590

1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	1,994,573

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA	2,119,700

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,805	4.625%, 6/01/26	3/18 at 100.00	BBB	5,823,634
1,970	5.000%, 6/01/29	3/18 at 100.00	BBB–	1,969,961
6,520	4.750%, 6/01/34	3/18 at 100.00	BB–	6,395,924
16,880	5.000%, 6/01/41	3/18 at 100.00	B	16,447,534
68,540	Total New Jersey			73,006,021

	New Mexico – 0.2%

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB	3,187,950

3,070	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	A1	3,217,698

190	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	190,211
6,260	Total New Mexico			6,595,859

28	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York – 13.5%

$11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB–	$12,619,755

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	1,195,282
7,745	6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	8,473,727

520	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45	7/25 at 100.00	BBB+	528,424

	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB–	542,605
250	5.000%, 6/01/35	6/24 at 103.00	BBB–	270,865

1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,681,632

2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A–	2,922,575

7,500	Dormitory Authority of the State of New York State Personal Income tax Revenue Bonds (General Purpose), Series 2017A, 5.000%, 2/15/38	2/27 at 100.00	AAA	8,939,025

	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A:
2,000	5.000%, 7/01/30	7/27 at 100.00	Aa3	2,441,060
2,170	5.000%, 7/01/31	7/27 at 100.00	Aa3	2,630,062
2,500	5.000%, 7/01/32	7/27 at 100.00	Aa3	3,015,950

8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A–	9,052,027

4,400	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	AA	5,250,696

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	5,414,229

2,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2017A, 5.000%, 7/01/29	7/27 at 100.00	Aa2	2,462,060

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB–	112,448
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB–	335,808

	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	609,790
175	5.000%, 7/01/32	7/27 at 100.00	A+	210,135

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	5,199

10	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	AAA	10,399

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2016-XF0525:
1,995	10.263%, 2/15/39, 144A (IF)	2/19 at 100.00	AAA	2,231,447
2,333	10.256%, 2/15/39, 144A (IF)	2/19 at 100.00	AAA	2,608,575

NUVEEN	29

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$10,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group A, 5.000%, 3/15/28	3/27 at 100.00	AAA	$12,395,400

1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,379,988

6,975	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/32	2/27 at 100.00	Aa3	8,388,553

155	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	AA–	170,843

245	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	274,912

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017:
1,000	5.000%, 9/01/23	No Opt. Call	A–	1,162,120
500	5.000%, 9/01/25	No Opt. Call	A–	599,365

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A– (4)	3,176,760

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	AA (4)	1,106,990
1,980	5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A– (4)	2,191,840

1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 5.000%, 11/15/29	11/27 at 100.00	AA	1,242,080

3,425	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2017B-2, 5.000%, 11/15/28	11/27 at 100.00	AA	4,278,202

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Capital Appreciation, Green Bonds, Series 2017C-2:
2,000	0.000%, 11/15/27	No Opt. Call	AA	1,539,480
5,000	0.000%, 11/15/29	No Opt. Call	AA	3,594,750

7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A–	8,084,983

	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA–	1,687,616
1,000	5.000%, 7/01/36	7/27 at 100.00	AA–	1,200,770
1,000	5.000%, 7/01/37	7/27 at 100.00	AA–	1,197,980

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A–	268,485
300	5.000%, 7/01/24	No Opt. Call	A–	348,018
210	5.000%, 7/01/26	7/24 at 100.00	A–	242,926

	Nassau County, New York, General Obligation Bonds, General Improvement Series 2017C:
6,780	5.000%, 10/01/30	10/27 at 100.00	A+	8,198,444
2,220	5.000%, 10/01/31	10/27 at 100.00	A+	2,671,703

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (8)	3/18 at 100.00	N/R	930,000
1,000	5.875%, 10/01/46 (8)	10/37 at 100.00	N/R	310,000

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	758,451

30	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD:
$5,000	5.250%, 6/15/47	12/26 at 100.00	AA+	$6,065,200
1,000	5.000%, 6/15/47	12/26 at 100.00	AA+	1,184,390

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE:
5,000	5.000%, 6/15/36	6/27 at 100.00	AA+	6,013,550
5,000	5.000%, 6/15/37	6/27 at 100.00	AA+	5,999,650

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 12.887%, 6/15/39, 144A (IF)	6/19 at 100.00	AA+	1,178,830

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1:
17,150	5.000%, 7/15/31	7/27 at 100.00	AA	20,815,298
5,000	5.000%, 7/15/35	7/27 at 100.00	AA	5,998,100

10,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series C, 5.000%, 11/01/30	5/27 at 100.00	AAA	12,818,190

10,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43	2/27 at 100.00	AAA	12,738,105

6,885	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/39	5/27 at 100.00	AAA	8,207,884

11,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series A-2., 5.000%, 8/01/39	8/27 at 100.00	AAA	14,174,675

	New York City, New York, General Obligation Bonds, Fiscal 2017 Series C:
10,000	5.000%, 8/01/27	2/27 at 100.00	AA	12,338,800
5,000	5.000%, 8/01/28	2/27 at 100.00	AA	6,137,000

	New York City, New York, General Obligation Bonds, Fiscal 2018 Series A:
7,970	5.000%, 8/01/27	No Opt. Call	AA	9,910,934
4,000	5.000%, 8/01/28	8/27 at 100.00	AA	4,954,600

	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1:
11,000	5.250%, 10/01/31	10/27 at 100.00	AA	13,741,640
10,315	5.000%, 10/01/39	10/27 at 100.00	AA	12,364,694

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	1/18 at 100.00	AA	5,022

7,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/40	11/25 at 100.00	Aa3	8,059,030

13,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	14,959,384

New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A:

10,000	5.000%, 6/15/42	6/27 at 100.00	AAA	12,045,800
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	17,998,950

575	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA	585,862

2,495	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	2,658,747

NUVEEN	31

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$2,660	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	$2,845,668

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
8,120	4.000%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	AA	8,571,391
14,340	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	15,771,992

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42, 144A (Alternative Minimum Tax)	3/18 at 100.00	BB+	3,502,520

4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017, 5.000%, 11/15/35	11/27 at 100.00	AA–	4,861,680

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017:
6,500	5.000%, 10/15/33 (Alternative Minimum Tax)	4/27 at 100.00	AA–	7,725,965
11,000	5.000%, 10/15/36 (Alternative Minimum Tax)	4/27 at 100.00	AA–	12,985,500
12,235	5.000%, 4/15/37 (Alternative Minimum Tax)	4/27 at 100.00	AA–	14,399,616

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	884,716

1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,284,321

	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
5,000	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	5,909,300
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	5,989,950
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,450,168

4,370	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA–	5,260,562

1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA–	1,624,765

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A3	1,510,936

4,405	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	4,417,995

8,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	9,009,600

14,885	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/37	12/25 at 100.00	AAA	17,777,602

15,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017, 5.000%, 12/15/40	12/27 at 100.00	AAA	18,299,850

5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	BBB	5,703,568
435,708	Total New York			504,706,434

	North Carolina – 0.4%

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 10.210%, 7/01/38, 144A (IF) (5)	7/20 at 100.00	AAA	2,211,187

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	1,165,380

32	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina (continued)

$1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	$1,052,140

	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	370,667
890	5.000%, 10/01/37	10/24 at 102.00	N/R	968,445

	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB–	2,138,150
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB–	1,112,615
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB–	4,771,515

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	2,084,600
14,250	Total North Carolina			15,874,699

	North Dakota – 0.3%

2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	2,922,704

2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured	11/22 at 100.00	AA	2,117,680

	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	A–	2,169,846
3,535	5.000%, 12/01/32	12/21 at 100.00	A–	3,819,744
10,280	Total North Dakota			11,029,974

	Ohio – 2.5%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
9,370	5.125%, 6/01/24	3/18 at 100.00	B–	8,939,355
12,920	5.875%, 6/01/30	3/18 at 100.00	B–	12,467,283
4,060	5.750%, 6/01/34	3/18 at 100.00	B–	3,930,039
20,260	5.875%, 6/01/47	3/18 at 100.00	B–	19,601,550

3,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	3,281,910

2,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	2,221,480

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	N/R	3,239,454

	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C:
2,725	5.625%, 8/15/29 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,794,896
525	5.625%, 8/15/29	8/18 at 100.00	A3	538,335

5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA–	6,800,204

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,669,140

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,770,970

NUVEEN	33

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Ca	$663,690

2,730	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	2,822,028

1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	1,113,216

1,250	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	Ca	552,975

700	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	Ca	309,701

4,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	Ca	1,769,720

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
1,250	5.000%, 12/01/22	No Opt. Call	BB	1,319,613
3,000	5.750%, 12/01/32	12/22 at 100.00	BB	3,317,730
2,000	6.000%, 12/01/42	12/22 at 100.00	BB	2,223,460

700	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, Storypoint Waterville Project, Series 2016A-1, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	738,444

2,980	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/19 at 100.00	Aa1	3,042,759

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	12/22 at 100.00	Ba1	2,163,300
2,500	5.000%, 12/01/32	12/22 at 100.00	Ba1	2,667,750
94,405	Total Ohio			91,959,002

	Oklahoma – 0.6%

	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.- Cross Village Student Housing Project, Series 2017:
7,500	5.000%, 8/01/52	8/27 at 100.00	BBB–	8,235,675
2,500	5.250%, 8/01/57	8/27 at 100.00	BBB–	2,788,675

9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	9,966,821
19,090	Total Oklahoma			20,991,171

	Oregon – 0.6%

8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,558,165

	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	2,005,923
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,734,640

935	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30, 144A (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,024,367

34	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oregon (continued)

$885	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	$926,170

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	7,681,966
20,930	Total Oregon			22,931,231

	Pennsylvania – 3.1%

315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	B	316,490

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB	1,253,565

1,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21)	No Opt. Call	Ca	774,165

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory put 7/01/22)	No Opt. Call	B3	5,713,058
450	3.500%, 4/01/41 (Mandatory put 6/01/20)	No Opt. Call	Ca	199,089

2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	Ca	884,840

100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	104,244

900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	940,932

1,545	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015, 5.000%, 1/01/38	1/25 at 100.00	BBB+	1,693,706

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	2,067,400

705	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	769,691

910	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 13.161%, 8/01/24, 144A (Pre-refunded 8/01/20) (IF) (5)	8/20 at 100.00	N/R (4)	1,208,498

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	BBB	2,046,707
1,310	5.250%, 1/15/46	1/25 at 100.00	BBB	1,440,672

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42 (Alternative Minimum Tax)	7/18 at 100.00	AA–	4,051,685

1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	1,762,959

NUVEEN	35

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B+	$1,031,600

2,465	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,637,156

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
5,555	5.000%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	6,293,371
3,750	5.000%, 6/30/42 (Alternative Minimum Tax)	6/26 at 100.00	BBB	4,239,525

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	1,322,136

7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A1	8,488,277

15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	19,111,950

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BB	497,246

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	2,167,320

4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/27 at 100.00	A	4,671,120

260	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	276,884

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A+ (4)	2,665,600

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	11/22 at 100.00	A+	10,020,052

2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA	2,561,232

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	AA–(4)	3,319,350

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	A1 (4)	1,613,600

	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB–	10,053,885
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB–	2,178,777
5,400	5.000%, 7/01/34	7/27 at 100.00	BBB–	6,054,156
103,975	Total Pennsylvania			114,430,938

	South Carolina – 0.4%

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	502,498

5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A+	5,684,550

70	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric System, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	A+ (4)	72,597

36	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$1,930	South Carolina Public Service Authority, Revenue Obligation Bonds, Santee Cooper Electric System, Series 2008A, 5.375%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	$2,001,603

2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A+	2,512,656

2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A+	2,309,920
11,645	Total South Carolina			13,083,824

	South Dakota – 0.3%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,752,625

1,000	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa3	1,099,030

910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	1,034,734

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	6,905,452
11,160	Total South Dakota			11,791,841

	Tennessee – 1.2%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 (Pre-refunded 6/01/19) – SYNCORA GTY Insured	6/19 at 100.00	AA (4)	3,814,121

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	BBB+	525,290
1,500	6.125%, 10/01/28	10/18 at 100.00	BBB+	1,544,760

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,188,040

1,440	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/26	11/21 at 100.00	A	1,595,578

1,900	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	1,906,878

5,240	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46, 144A (UB) (5)	7/26 at 100.00	A3	5,953,374

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A:
215	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	227,369
785	5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	AA+ (4)	831,558

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A:
1,685	5.000%, 7/01/42	7/27 at 100.00	AA	2,015,462
6,105	5.000%, 7/01/46	7/27 at 100.00	AA	7,279,724

635	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 (Pre-refunded 12/01/19) – AGM Insured	12/19 at 100.00	AA (4)	677,697

NUVEEN	37

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$1,365	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement & Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	$1,452,797

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,111,160

10,870	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A3	11,917,107
39,920	Total Tennessee			44,040,915

	Texas – 7.3%

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB–	136,245
740	5.000%, 12/01/51	12/26 at 100.00	BBB–	800,177

5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA	5,569,819

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (4)	3,697,995

430	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	9/18 at 100.00	AA	439,193

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+ (4)	1,880,150

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	3,850,840

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	B+	2,109,912

2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	BBB+	2,998,528

1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	BBB+	1,452,275

2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB–	2,591,850

9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB–	10,364,256

12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 12/01/46, 144A (UB) (5)	12/25 at 100.00	AA+	14,281,121

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,805,340
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,630,425

20	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B, 5.000%, 11/01/35	11/20 at 100.00	A+	21,612

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	11/21 at 100.00	A+	5,449,600

1,760	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (4)	1,770,349

38	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	$1,795,233

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	1,125,633

8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3	9,232,051

2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project, Series 2017, 5.000%, 11/15/26	No Opt. Call	AA	2,441,620

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,101,580

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	A	3,169,200

1,270	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,386,294

1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (Alternative Minimum Tax)	7/25 at 100.00	BB–	1,929,077

1,500	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	1,595,295

250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	277,283

8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,505,475

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,161,409

335	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/34	9/24 at 100.00	A2	381,019

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 (Pre-refunded 2/15/18) – AGC Insured	2/18 at 100.00	Aa1 (4)	2,646,831

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	BBB+	1,538,010
1,280	5.000%, 8/15/35	8/25 at 100.00	BBB+	1,421,811

6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	A3	7,443,878

1,315	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,376,226

4,590	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (Alternative Minimum Tax)	1/26 at 102.00	N/R	3,902,602

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	N/R	701,854
805	5.000%, 11/01/51	11/23 at 103.00	N/R	846,586

NUVEEN	39

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016:
$1,100	5.000%, 11/15/36	11/24 at 102.00	N/R	$1,161,193
1,550	5.000%, 11/15/46	11/24 at 102.00	N/R	1,621,068

755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	815,377

5,505	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	N/R	5,570,179

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2016A:

30	5.000%, 4/01/31	4/26 at 100.00	BBB–	32,805
360	5.000%, 4/01/36	4/26 at 100.00	BBB–	381,344
65	5.000%, 4/01/48	4/26 at 100.00	BBB–	68,403

6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	6,917,825

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A:

1,275	5.000%, 4/01/31	4/26 at 100.00	BBB–	1,403,699
1,290	5.000%, 4/01/36	4/26 at 100.00	BBB–	1,387,266
2,445	5.000%, 4/01/48	4/26 at 100.00	BBB–	2,609,817

1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	BBB–	1,375,625

3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34	4/24 at 100.00	Baa3	3,301,500

10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B1	8,200,400

1,500	New Hope Cultural Educational Finance Corp, Texas, Hospital Revenue Bonds, Children’s Health Systems, Series 2017A, 5.000%, 8/15/28	8/27 at 100.00	Aa2	1,810,200

10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	AA+ (4)	13,177,203

2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	AA+ (4)	2,254,180

560	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A1	583,475

2,440	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	2,547,970

4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A2	5,082,878

2,695	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,923,347

40	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
$655	5.000%, 2/01/29	2/24 at 100.00	Ba2	$693,999
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba2	1,926,531
385	5.125%, 2/01/39	2/24 at 100.00	Ba2	403,284

645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	794,672

10,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25 (Pre-refunded 2/01/19)	2/19 at 100.00	Aa1 (4)	10,402,600

4,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2008, 5.000%, 2/01/25 (Pre-refunded 2/01/18)	2/18 at 100.00	Aa1 (4)	4,011,040

9,030	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist University, Refunding Series 2009, 5.000%, 10/01/36 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	9,557,442

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
70	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	76,740
870	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	954,947

3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,479,670

3,670	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/27	12/22 at 100.00	A3	4,140,237

5,270	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	5,883,270

845	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	925,148

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,723,130

7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	8,582,172

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 12.690%, 8/01/34, 144A (IF)	8/19 at 100.00	AAA	2,105,775

	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A–	7,581,255
7,000	0.000%, 8/15/37	8/24 at 56.94	A–	3,064,740

11,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/42	8/24 at 100.00	BBB+	12,297,010

115	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	N/R	130,592

600	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	685,266

500	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24 (Pre-refunded 9/01/19)	9/19 at 100.00	BBB (4)	529,530

NUVEEN	41

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	$1,289,395

1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,424,992
265,955	Total Texas			273,717,845

	Utah – 0.9%

20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	A+	23,319,400

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
575	5.600%, 7/15/22	No Opt. Call	BB+	601,381
850	6.300%, 7/15/32	7/22 at 100.00	BB+	907,681

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,026,630

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,348,375

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BB	1,177,960

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,035	7.750%, 7/15/31 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB–(4)	2,384,389
3,520	8.000%, 7/15/41 (Pre-refunded 7/15/21)	7/21 at 100.00	BBB–(4)	4,261,136
30,365	Total Utah			35,026,952

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	2,046,231
1,000	6.250%, 1/01/33 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (4)	1,131,040
2,815	Total Vermont			3,177,271

	Virginia – 1.2%

375	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	5/18 at 100.00	AA	376,174

2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	2,211,560

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	2,375,341

	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D:
1,080	5.000%, 3/01/31	No Opt. Call	AA+	1,399,496
255	5.000%, 3/01/32	No Opt. Call	AA+	332,760

10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	3/18 at 100.00	B–	9,812,208

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,073,580

42	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
$4,215	5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	BBB	$4,765,479
6,220	5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	BBB	6,978,653

5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	5,921,905

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	3,909,278
6,515	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	7,264,681
44,490	Total Virginia			46,421,115

	Washington – 1.8%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	A1 (4)	6,863,894

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0006, 14.752%, 6/01/34, 144A (IF) (5)	6/19 at 100.00	AA	1,164,758

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,554,002

695	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	850,138

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,263,957
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,165,904
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,423,520
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,218,101

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,170,260

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	3,887,793

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	3,121,181
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	2,738,766

1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28	5/24 at 100.00	A+	1,841,472

	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Baa3	6,683,700
5,930	5.000%, 12/01/46	12/26 at 100.00	Baa3	6,581,766

845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	891,838

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,155	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,233,817
2,000	7.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,153,900

NUVEEN	43

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	$3,189,150

	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,196,222
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,061,400
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	3,908,306

1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A–	1,234,354

2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,438,537
62,895	Total Washington			68,836,736

	West Virginia – 0.1%

1,020	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	Baa1	1,073,601

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,019,630

1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,657,450
3,605	Total West Virginia			3,750,681

	Wisconsin – 3.6%

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A, 6.500%, 2/01/31	2/19 at 102.00	BBB+	5,314,700

1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,263,388

2,155	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	2,054,103

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
240	5.500%, 10/01/22	No Opt. Call	BB+	257,652
375	6.000%, 10/01/32	10/22 at 100.00	BB+	403,901

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34	10/22 at 100.00	BB+	1,106,471
500	5.125%, 10/01/45	10/22 at 100.00	BB+	509,970

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	12/22 at 100.00	N/R	1,653,180
5,000	6.250%, 12/01/42	12/22 at 100.00	N/R	5,118,200

1,940	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	2,107,674

3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	3,806,588

10,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	11,738,900

44	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,575	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	$1,738,674

	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
1,320	5.000%, 9/30/37 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	1,519,835
1,140	5.000%, 9/30/49 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	1,300,273

5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (Alternative Minimum Tax)	5/26 at 100.00	BBB–	5,191,300

2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,974,498

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A+	1,563,732

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (4)	1,351,885

625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2016, 5.000%, 7/01/36	7/26 at 100.00	Baa2	690,475

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA–	2,099,360

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	15,282,643

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/40	2/22 at 100.00	A–	1,085,360
35	4.500%, 2/15/40	2/22 at 100.00	A–	36,939

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A–	5,536,950

18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	19,644,300

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	8,001,280

435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	487,761

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (4)	628,838

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
2,980	5.000%, 7/01/34	7/24 at 100.00	A–	3,312,598
2,100	4.350%, 7/01/36	7/21 at 100.00	A–	2,133,327

3,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A	3,746,493

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,316,950
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,681,143
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,506,258

NUVEEN	45

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014:
$1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	$2,006,618
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,067,310
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,746,400
124,470	Total Wisconsin			134,985,927

	Wyoming – 0.4%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A	2,117,360

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (4)	5,150,385

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	BBB+	876,672
2,500	6.000%, 12/01/36	12/21 at 100.00	BBB+	2,786,500

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	4,063,472
13,450	Total Wyoming			14,994,389
$3,410,613	Total Municipal Bonds (cost $3,484,910,893)			3,723,094,950

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$135	Las Vegas Monorail Company, Senior Interest Bonds (9), (12)	5.500%	7/15/19	N/R	$86,046

37	Las Vegas Monorail Company, Senior Interest Bonds (9), (12)	5.500%	7/15/55	N/R	18,214
$172	Total Corporate Bonds (cost $12,505)				104,260
	Total Long-Term Investments (cost $3,484,923,398)				3,723,199,210

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.3%

	MUNICIPAL BONDS – 0.3%

	Alaska – 0.3%

$10,000	Alaska Housing Finance Corporation, Variable Rate Demand Obligations, Home Mortgage Revenue Bonds, Series 2009B, 1.730%, 12/01/40 (13)	3/18 at 100.00	F-1+	$10,000,000
$10,000	Total Short-Term Investments (cost $10,000,000)			10,000,000
	Total Investments (cost $3,494,923,398) – 100.1%			3,733,199,210
	Floating Rate Obligations – (1.8)%			(65,870,000)
	Other Assets Less Liabilities – 1.7%			61,541,993
	Net Assets – 100%			$3,728,871,203

46	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,722,087,714	$1,007,236	$3,723,094,950
Corporate Bonds	—	—	104,260	104,260
Short-Term Investments:
Municipal Bonds	—	10,000,000	—	10,000,000
Total	$—	$3,732,087,714	$1,111,496	$3,733,199,210

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

Tax cost of investments	$3,426,026,265
Gross unrealized:
Appreciation	259,200,794
Depreciation	(17,898,462)
Net unrealized appreciation (depreciation) of investments	$241,302,332

NUVEEN	47

Nuveen All-American Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(11)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(12)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(13)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

48	NUVEEN

Nuveen Inflation Protected Municipal Bond Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.8%

	MUNICIPAL BONDS – 99.8%

	Alabama – 1.1%

$1,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/34	No Opt. Call	A3	$1,245,750

	Alaska – 2.1%

2,000	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution Series 2017A, 5.000%, 10/01/27	No Opt. Call	AA–	2,435,760

	Arizona – 0.4%

390	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	402,406

	California – 13.8%

1,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 – AGM Insured (4)	10/23 at 100.00	AA	1,164,370

65	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A, 5.000%, 8/15/32	8/27 at 100.00	BBB+	77,282

500	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	A+	606,700

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	A1	969,816

1,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2015, 5.000%, 9/01/25	No Opt. Call	AA–	1,219,230

1,025	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2016B, 5.000%, 7/01/28	7/26 at 100.00	AA+	1,262,329

1,665	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42	7/27 at 100.00	AA+	2,054,610

470	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	439,563

555	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A+	616,022

830	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	3/18 at 100.00	N/R	830,266

2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017B, 5.000%, 7/01/28	1/27 at 100.00	Aa2	2,487,940

130	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	141,638

1,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/21	No Opt. Call	AA–	1,128,910

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	901,864

NUVEEN	49

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,500	San Joaquin County Transportation Authority, California, Sales Tax Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/31	3/27 at 100.00	AA	$1,834,170
13,390	Total California			15,734,710

	Colorado – 8.9%

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax) (4)	No Opt. Call	A+	629,625

	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,000	5.000%, 12/01/30	12/26 at 100.00	Baa2	1,168,119
1,250	5.000%, 12/01/35	12/26 at 100.00	Baa2	1,428,425

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	AA–	1,146,200

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured (4)	No Opt. Call	AA	1,060,650

525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A–	484,234

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	A–	946,920

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19, 144A	No Opt. Call	N/R	1,309,613

1,055	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A	1,522,819

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	BBB+	537,630
9,135	Total Colorado			10,234,235

	Connecticut – 2.0%

500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A, 5.000%, 9/01/26	No Opt. Call	AA	596,785

1,500	University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%, 1/15/36	1/27 at 100.00	AA–	1,729,410
2,000	Total Connecticut			2,326,195

	District of Columbia – 1.3%

295	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	AA	340,194

1,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/31	4/27 at 100.00	A	1,191,520
1,295	Total District of Columbia			1,531,714

	Florida – 4.6%

1,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/33	10/25 at 100.00	A+	1,168,090

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	1,027,510

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	702,993

50	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,455	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/33	10/25 at 100.00	Aa3	$1,716,347

500	Tallahassee, Florida, Energy System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/25	No Opt. Call	AA	611,525
4,575	Total Florida			5,226,465

	Georgia – 3.3%

1,350	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/27	No Opt. Call	A2	1,616,747

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	189,985
374	5.500%, 7/15/30	7/21 at 100.00	N/R	377,141
410	5.500%, 1/15/36	7/21 at 100.00	N/R	414,037

1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A	1,063,780

110	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	134,786
3,432	Total Georgia			3,796,476

	Illinois – 5.2%

305	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	A	360,309

1,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%, 11/15/33	11/27 at 100.00	AAA	1,193,240

335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 (Pre-refunded 4/14/18) – AGM Insured	4/18 at 100.00	N/R (5)	338,648

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	AA–	363,045

330	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	346,965

600	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	636,948

165	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/32 – AGM Insured	11/26 at 100.00	AA	190,281

535	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	559,888

915	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 6/01/21	No Opt. Call	AA	1,008,248

1,065	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured (4)	No Opt. Call	AA	916,113
5,575	Total Illinois			5,913,685

	Indiana – 1.4%

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	573,080

605	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/22	No Opt. Call	AA–	684,437

NUVEEN	51

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$10	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/22 (ETM)	No Opt. Call	N/R (5)	$11,313

235	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/26	No Opt. Call	AA	287,212
1,350	Total Indiana			1,556,042

	Iowa – 1.2%

1,125	Dubuque, Iowa, General Obligation Bonds, Sales Tax Increment, Second Lien Series 2014, 5.000%, 6/01/25 (4)	6/24 at 100.00	Aa3	1,316,036

	Kansas – 1.0%

1,025	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/23	9/22 at 100.00	A+	1,164,605

	Kentucky – 0.9%

65	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21 (Pre-refunded 6/01/20)	6/20 at 100.00	BBB (5)	70,777

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
380	5.750%, 12/01/28 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	AA (5)	386,810
525	6.000%, 12/01/33 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	AA (5)	534,944
970	Total Kentucky			992,531

	Louisiana – 3.0%

600	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc. Project, Variable Rate Series 2010B–1A, 2.000%, 10/01/40 (Mandatory put 10/01/22)	No Opt. Call	A–	600,264

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	AA–	1,161,010

500	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA	559,385

1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (4)	No Opt. Call	AA	1,078,498
3,115	Total Louisiana			3,399,157

	Maine – 1.1%

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
185	5.000%, 7/01/25	7/23 at 100.00	BBB	203,909
1,000	5.000%, 7/01/33	7/23 at 100.00	BBB	1,061,040
1,185	Total Maine			1,264,949

	Maryland – 2.0%

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	A	2,296,280

	Massachusetts – 0.5%

530	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	3/18 at 100.00	N/R	537,356

52	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 0.5%

$45	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	$45,430

500	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010, 5.000%, 10/01/27 (Pre-refunded 10/01/20)	10/20 at 100.00	AAA	543,765
545	Total Michigan			589,195

	Minnesota – 0.6%

550	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A, 5.000%, 12/01/27	12/26 at 100.00	Aa3	672,991

	Missouri – 1.0%

1,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/24	No Opt. Call	A	1,158,880

	Nebraska – 1.4%

500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	557,690

935	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Series 2017, 5.000%, 11/15/35	5/27 at 100.00	AA–	1,098,560
1,435	Total Nebraska			1,656,250

	Nevada – 2.5%

390	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA	409,504

1,000	Clark County, Nevada, Sales & Excise Tax Revenue Bonds, Streets and Highways Series 2016, 5.000%, 7/01/29	No Opt. Call	AA	1,262,120

1,000	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/27	No Opt. Call	AA+	1,243,580
2,390	Total Nevada			2,915,204

	New Jersey – 2.2%

2,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	2,364,740

165	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	170,486
2,165	Total New Jersey			2,535,226

	New York – 4.0%

490	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017, 5.000%, 7/01/27	No Opt. Call	A+	605,562

1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014E, 5.000%, 2/15/26	2/25 at 100.00	AAA	1,211,350

110	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	123,724

1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/22 (Alternative Minimum Tax) (4)	No Opt. Call	AA–	1,425,188

NUVEEN	53

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,000	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/28	6/27 at 100.00	A–	$1,186,340
3,850	Total New York			4,552,164

	North Carolina – 5.7%

1,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	1,251,850

835	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21 (4)	No Opt. Call	AA	928,704

590	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/23	No Opt. Call	BBB–	672,104

1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	1,196,950

2,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 5/01/28 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	2,428,480
5,425	Total North Carolina			6,478,088

	North Dakota – 1.0%

1,000	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/37	12/27 at 100.00	A–	1,150,900

	Ohio – 4.2%

670	Cleveland, Ohio, Water Revenue Bonds, Series 2017BB, 5.000%, 1/01/26	No Opt. Call	AA+	816,160

145	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	152,530

1,000	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C, 5.000%, 10/01/22	No Opt. Call	Aa3	1,138,030

2,000	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2017A, 5.000%, 12/01/28	6/27 at 100.00	AAA	2,481,340

200	Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series 1992, 6.450%, 12/15/21	No Opt. Call	Baa1	232,398
4,015	Total Ohio			4,820,458

	Oklahoma – 0.6%

630	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA–	740,496

	Oregon – 1.5%

415	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/25	No Opt. Call	Aa3	498,863

1,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2014-22, 5.000%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	AA–	1,171,230
1,415	Total Oregon			1,670,093

	Pennsylvania – 2.4%

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	1/23 at 100.00	A–	937,188

1,500	Norristown Area School District, Pennsylvania, Installment Purchase Certificates of Participation, Series 2012, 5.000%, 4/01/32	4/22 at 100.00	A3	1,590,375

54	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$170	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Philadelphia University, Refunding Series 2013, 5.000%, 6/01/21 (ETM)	No Opt. Call	N/R (5)	$188,096

5	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	AA–	5,671
2,515	Total Pennsylvania			2,721,330

	Tennessee – 5.7%

2,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/27	11/26 at 100.00	AA–	2,438,060

1,305	Sullivan County, Tennessee, General Obligation Bonds, School Series 2017, 5.000%, 5/01/26	No Opt. Call	Aa2	1,603,923

2,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2017A, 5.000%, 11/01/27	No Opt. Call	AA+	2,522,680
5,305	Total Tennessee			6,564,663

	Texas – 5.8%

1,000	Aldine Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2017, 5.000%, 2/15/26	No Opt. Call	AAA	1,220,360

1,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2016A, 5.000%, 11/15/41	11/26 at 100.00	AA	1,181,980

365	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/23	No Opt. Call	BBB	414,384

1,000	Dallas, Texas, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 2/15/22	No Opt. Call	AA	1,119,230

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB	225,126

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	A3	697,928

1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/28	11/24 at 100.00	A2	1,162,980

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	A3	120,637

500	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	508,595
6,165	Total Texas			6,651,220

	Utah – 0.9%

935	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/15/22	No Opt. Call	AA	1,055,550

	Vermont – 1.0%

1,000	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A, 5.000%, 12/01/35	6/26 at 100.00	A–	1,159,770

	Virginia – 0.2%

185	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	205,751

NUVEEN	55

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 2.5%

$970	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2017, 5.000%, 12/01/34	6/27 at 100.00	A+	$1,150,750

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19 (ETM)	No Opt. Call	N/R (5)	521,915

1,000	Washington State, General Obligation Bonds, Various Purpose Series 2017D, 5.000%, 2/01/29	2/27 at 100.00	AA+	1,225,560
2,470	Total Washington			2,898,225

	West Virginia – 0.2%

235	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	A–	234,539

	Wisconsin – 1.3%

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A	1,166,509

260	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	Aa2	272,870
1,275	Total Wisconsin			1,439,379

	Wyoming – 0.8%

755	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board, Wyoming, Electric Facilities Improvement Lease Revenue Bonds, Gillette Electrical System Project, Series 2014A, 5.000%, 6/01/24	No Opt. Call	A+	885,185
$99,352	Total Long-Term Investments (cost $110,603,117)			114,129,909

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.9%

	MUNICIPAL BONDS – 0.9%

	Washington – 0.9%

$1,000	Washington State Health Care Facilities Authority, Variable Rate Demand Obligations, Revenue Bonds, Catholic Health Initiative, Tender Option Bond Floater 2016-XM0424, 2.060%, 2/01/41, 144A (6)	2/21 at 100.00	VMIG-3	$1,000,000
$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000
	Total Investments (cost $111,603,117) – 100.7%			115,129,909
	Other Assets Less Liabilities – (0.7)% (7)			(769,865)
	Net Assets – 100%			$114,360,044

Investments in Derivatives

Consumer Price Index Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$5,000,000	Receive	CPURNSA	2.600%	Annually	2/05/13	2/05/18	$(325,363)	$—	$(325,363)
Barclays Bank PLC	4,000,000	Receive	CPURNSA	2.560	Annually	12/28/12	12/28/18	(302,894)	—	(302,894)
Barclays Bank PLC	3,500,000	Receive	CPURNSA	2.509	Annually	2/08/13	2/08/19	(236,966)	—	(236,965)
Barclays Bank PLC	4,500,000	Receive	CPURNSA	2.645	Annually	12/28/12	12/28/19	(395,099)	—	(395,099)

56	NUVEEN

Investments in Derivatives (continued)

Consumer Price Index Swaps (OTC Uncleared) (continued):

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$5,500,000	Receive	CPURNSA	2.645%	Annually	9/30/13	9/30/21	$(455,217)	$—	$(455,217)
Barclays Bank PLC	8,000,000	Receive	CPURNSA	2.777	Annually	2/19/13	2/19/22	(854,906)	—	(854,906)
Citigroup Inc.	3,500,000	Receive	CPURNSA	2.171	Annually	10/13/17	10/13/27	32,098	478	31,620
Citigroup Inc.	4,000,000	Receive	CPURNSA	2.120	Annually	8/22/17	8/22/29	76,874	489	76,385
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	1.953	Annually	6/01/17	6/01/20	13,408	—	13,408
JPMorgan Chase Bank, N.A.	5,000,000	Receive	CPURNSA	2.190	Annually	1/05/17	1/05/21	(28,089)	—	(28,089)
JPMorgan Chase Bank, N.A.	3,500,000	Receive	CPURNSA	1.920	Annually	7/07/17	7/07/21	25,922	—	25,922
JPMorgan Chase Bank, N.A.	5,000,000	Receive	CPURNSA	2.190	Annually	3/02/17	3/02/23	(30,242)	—	(30,242)
JPMorgan Chase Bank, N.A.	4,750,000	Receive	CPURNSA	2.228	Annually	2/16/17	2/16/24	(37,237)	—	(37,237)
JPMorgan Chase Bank, N.A.	2,000,000	Receive	CPURNSA	2.320	Annually	3/29/17	3/29/25	(14,363)	—	(14,363)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.329	Annually	1/30/17	1/30/26	(61,143)	—	(61,143)
JPMorgan Chase Bank, N.A.	4,000,000	Receive	CPURNSA	2.270	Annually	3/09/17	3/09/26	(45,157)	—	(45,157)
JPMorgan Chase Bank, N.A.	5,500,000	Receive	CPURNSA	2.265	Annually	3/15/17	3/15/26	(61,604)	—	(61,604)
JPMorgan Chase Bank, N.A.	2,000,000	Receive	CPURNSA	2.195	Annually	3/29/17	3/29/29	(24,912)	—	(24,912)
Morgan Stanley Capital Services LLC	3,800,000	Receive	CPURNSA	2.595	Annually	11/05/13	11/05/18	(237,904)	—	(237,904)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	1.970	Annually	4/26/17	4/26/20	(2,735)	—	(2,735)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.283	Annually	9/15/14	9/15/21	(142,474)	—	(142,474)
Morgan Stanley Capital Services LLC	5,000,000	Receive	CPURNSA	2.178	Annually	3/13/17	3/13/23	(30,703)	—	(30,703)
Morgan Stanley Capital Services LLC	5,000,000	Receive	CPURNSA	2.205	Annually	1/28/17	1/28/24	(28,461)	—	(28,461)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.650	Annually	8/07/13	8/07/24	(295,473)	—	(295,473)
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.108	Annually	4/26/17	4/26/25	546	—	546
Morgan Stanley Capital Services LLC	3,000,000	Receive	CPURNSA	2.310	Annually	1/28/17	1/28/27	(36,248)	—	(36,248)
Morgan Stanley Capital Services LLC	4,000,000	Receive	CPURNSA	2.233	Annually	4/19/17	4/19/27	(26,675)	—	(26,675)
Morgan Stanley Capital Services LLC	3,500,000	Receive	CPURNSA	2.350	Annually	2/09/17	2/09/29	(47,394)	—	(47,394)
Total	$114,050,000							$(3,572,411)	$967	$(3,573,377)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$114,129,909	$—	$114,129,909
Short-Term Investments:
Municipal Bonds	—	1,000,000	—	1,000,000
Investments in Derivatives:
Consumer Price Index Swaps*	—	(3,573,377)	—	(3,573,377)
Total	$—	$111,556,532	$—	$111,556,532
*	Represents net unrealized appreciation (depreciation).

NUVEEN	57

Nuveen Inflation Protected Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$111,577,409
Gross unrealized:
Appreciation	3,657,473
Depreciation	(104,973)
Net unrealized appreciation (depreciation) of investments	$3,552,500

Tax cost of consumer price index swaps	$967
Net unrealized appreciation (depreciation) of consumer price index swaps	(3,573,377)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(6)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted

ETM	Escrowed to maturity.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

58	NUVEEN

Nuveen Intermediate Duration Municipal Bond Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.6%

	MUNICIPAL BONDS – 97.3%

	Alabama – 1.8%

$7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	AA	$8,967,157

32,790	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	A1	34,763,302

27,715	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47	4/22 at 100.52	A1	29,850,995

2,685	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,785,929

	Mobile, Alabama, General Obligation Warrants, Refunding & Improvement Series 2008B:
1,205	5.000%, 2/15/20 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (4)	1,209,989
795	5.000%, 2/15/20 (Pre-refunded 2/15/18)	2/18 at 100.00	Aa2 (4)	798,339

	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB	2,333,469
3,555	5.000%, 3/01/24	No Opt. Call	BBB	4,050,745
2,235	5.000%, 3/01/25	No Opt. Call	BBB	2,581,760
1,725	5.000%, 3/01/26	No Opt. Call	BBB	2,011,057

1,000	The Improvement District of the City of Mobile – McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	1,038,640

1,500	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A, 5.000%, 9/01/18 (ETM)	No Opt. Call	A1 (4)	1,534,980

4,000	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A, 5.750%, 9/01/22 (Pre-refunded 9/01/18)	9/18 at 100.00	A1 (4)	4,112,960
88,915	Total Alabama			96,039,322

	Alaska – 0.4%

3,950	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	N/R	4,016,518

3,000	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,213,600

6,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	3/18 at 100.00	B3	6,006,383

5,065	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003B, 5.000%, 1/01/21	No Opt. Call	A1	5,515,329
18,040	Total Alaska			18,751,830

	Arizona – 2.6%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured (Pre-refunded 2/15/18)	2/18 at 100.00	Aa3 (4)	4,128,075

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,235	5.000%, 2/01/20	No Opt. Call	BBB+	1,308,100
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	6,880,500

NUVEEN	59

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
$10,270	5.000%, 7/01/25	7/22 at 100.00	A1	$11,350,507
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,914,024
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	18,425,944

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
55	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA+	55,893
5,165	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA+	5,418,601
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	5,420,062
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA+	6,518,826
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA+	7,974,150

6,000	Gilbert Public Facilities Municipal Property Corporation, Arizona, Revenue Bonds, Series 2009, 5.500%, 7/01/27 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	6,347,880

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A	2,219,560

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,452,384

	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	434,049
500	5.000%, 6/01/23	No Opt. Call	A+	576,280

	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A:
2,045	5.000%, 7/01/22 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	2,210,706
10,400	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	11,242,712

4,850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	4,779,433

3,480	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	3,436,326

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A–	2,816,181

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	AA (4)	2,886,350

645	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	762,029

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25 (Pre-refunded 1/01/19)	1/19 at 100.00	Aa1 (4)	3,106,290

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2015-XF2192, 10.271%, 12/01/24, 144A (IF) (5)	12/21 at 100.00	AA	5,364,768

1,760	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32	No Opt. Call	BBB+	2,156,810

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	1,022,560

60	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B, 5.375%, 7/01/28 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	$1,425,789
126,755	Total Arizona			137,634,789

	Arkansas – 0.6%

1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,131,870

4,965	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A, 4.500%, 11/01/19 – AGM Insured	3/18 at 100.00	AA	4,975,923

4,540	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A	4,602,470

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	564,630
800	5.000%, 7/01/23	No Opt. Call	A+	923,392
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,901,716
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,740,257
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,258,667
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,165,300
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,321,855

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	1,038,670

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A+	2,497,066
1,780	5.000%, 12/01/27	12/24 at 100.00	A+	2,073,077

1,000	University of Arkansas, Various Facilities Revenue Bonds, UAMS Campus, Series 2014A, 5.000%, 3/01/21	No Opt. Call	Aa2	1,102,100
28,325	Total Arkansas			31,296,993

	California – 5.7%

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	A+	1,668,118

1,860	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 10/01/23	No Opt. Call	A	2,192,289

920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	3/18 at 100.00	BBB+	919,982

	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H:
1,270	5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	1,285,418
580	5.000%, 5/01/22 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	587,041

6,995	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 3.000%, 3/01/39	3/26 at 100.00	A	6,656,512

515	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	535,755

NUVEEN	61

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
$1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	$1,414,536
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,169,757

1,195	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A+	1,236,897

15,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 2.000%, 12/01/44 (Alternative Minimum Tax)	No Opt. Call	A–	14,987,250

3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,691,109

16,835	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	17,942,743

12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	12,793,016

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	2,371,034

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,507,758

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Aaa	5,320,650

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,095	5.000%, 7/01/20 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,203,605
3,830	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	4,042,642
2,195	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,316,866

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	3/18 at 100.00	AA–	15,041

1,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB+	1,639,674

800	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A–	943,648

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 (Pre-refunded 10/01/18) – AMBAC Insured	10/18 at 100.00	AA– (4)	1,027,870

705	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (6)	3/18 at 100.00	CCC	706,544

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	AA– (4)	4,668,212
4,095	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	AA– (4)	2,152,905

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22	No Opt. Call	BBB	2,898,092
2,860	5.000%, 1/01/23	No Opt. Call	BBB	3,074,014
1,635	5.000%, 1/01/24	1/23 at 100.00	BBB	1,761,238
1,325	5.000%, 1/01/25	1/23 at 100.00	BBB	1,427,939

62	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
$510	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	$521,404
2,025	5.000%, 8/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	2,067,383

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	2,125,515

19,050	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	3/18 at 100.00	B+	19,050,381

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,044,277

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,129,570
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,138,657
465	5.000%, 9/01/34	9/24 at 100.00	N/R	519,861

5,745	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	3/18 at 100.00	AA	5,757,352

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,579,297

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B:
1,015	5.000%, 7/01/25	1/24 at 100.00	Aa2	1,203,222
5,000	5.000%, 7/01/43	1/24 at 100.00	Aa2	5,727,800

	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,075	5.000%, 9/01/24	No Opt. Call	BBB+	1,272,220
1,250	5.000%, 9/01/25	9/24 at 100.00	BBB+	1,469,113
1,000	5.000%, 9/01/26	9/24 at 100.00	BBB+	1,169,200

400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	472,984

4,770	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (7)	2/28 at 100.00	Aa1	4,702,075

12,325	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,851,059

10,265	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	13,201,714

705	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BB	735,703

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (7)	8/30 at 100.00	A	9,488,720

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,670,635
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	1,876,554
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	3,558,321

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	8,120,420

NUVEEN	63

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	AA–	$3,124,828

2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,545,514

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,169,468
2,000	0.000%, 10/01/36	No Opt. Call	A	1,020,880

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 2010, 5.000%, 7/01/40	7/20 at 100.00	A	5,354,350

1,000	San Bernardino Community College District, California, General Obligation Bonds, Election 2002 Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	AA (4)	1,028,940

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	BBB	5,840,200
26,000	5.000%, 1/15/34	1/25 at 100.00	BBB	29,717,740

2,350	San Jose Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Subordinate Refunding Series 2017B, 5.000%, 8/01/19	No Opt. Call	AA–	2,476,242

2,250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	A3	2,702,655

2,255	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994, 6.250%, 7/01/24 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	2,678,850

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	1,022,360

	Santa Paula Utility Authority, California, Water Enterprise Revenue Bonds, Refunding Series 2010:
2,510	5.000%, 2/01/28	2/20 at 100.00	A+	2,661,403
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,786,432
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	2,927,720

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A1	2,645,550
1,200	6.250%, 9/01/29	9/19 at 100.00	A1	1,290,456

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Ba3	1,242,162
1,410	6.125%, 8/01/23	8/19 at 100.00	Ba3	1,486,535
1,585	6.250%, 8/01/24	8/19 at 100.00	Ba3	1,672,809
1,265	6.375%, 8/01/25	8/19 at 100.00	Ba3	1,336,510
500	6.500%, 8/01/26	8/19 at 100.00	Ba3	528,825

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	1,793,809

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (7)	8/26 at 100.00	AA	3,355,980

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa1	1,774,450
1,415	5.000%, 7/01/25	No Opt. Call	Baa1	1,650,131
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa1	1,494,819
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa1	1,497,537
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa1	1,428,346

64	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA–	$3,238,575
291,490	Total California			305,105,668

	Colorado – 2.4%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	1,165,444

9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	10,210,608

10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (Alternative Minimum Tax)	12/27 at 100.00	A–	10,358,800

1,705	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 3.125%, 10/01/31	10/25 at 100.00	Baa2	1,633,850

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 (Pre-refunded 5/15/19) – AGM Insured	5/19 at 100.00	AA (4)	1,058,800

17,025	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	A3	16,165,067

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A:
16,830	5.000%, 9/01/26	3/18 at 100.00	BBB+	16,965,650
65	4.500%, 9/01/38	3/18 at 100.00	BBB+	65,091

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	AA (4)	731,590

4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29	11/22 at 100.00	BBB+	4,468,795

1,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/18	No Opt. Call	BBB+	1,924,570

335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33	6/23 at 100.00	BBB	384,647

880	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20 (ETM)	No Opt. Call	N/R (4)	928,374

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	9,503,600

1,510	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23 (Pre-refunded 11/01/18)	11/18 at 100.00	Aa2 (4)	1,555,617

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB–	1,578,480

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	12,621,840

10,670	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB–	11,681,729

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A–	3,877,600

NUVEEN	65

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
$1,525	5.000%, 12/15/20	No Opt. Call	Aa2	$1,670,576
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,489,461
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,719,582

3,670	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,628,492

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19, 144A	No Opt. Call	N/R	1,398,666
500	5.000%, 12/01/20, 144A	No Opt. Call	N/R	533,135

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,150,380

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 (Pre-refunded 12/15/18) – AGC Insured	12/18 at 100.00	AA (4)	1,362,855

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	BBB+	1,067,313

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,324,159
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,130,708

1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGM Insured	12/25 at 100.00	AA	1,009,540
128,985	Total Colorado			127,365,019

	Connecticut – 0.6%

2,875	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2017R, 3.250%, 7/01/35	7/27 at 100.00	A–	2,818,478

500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20, 144A	3/18 at 100.00	N/R	500,140

14,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	14,059,119

12,070	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	12,000,960

1,440	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/18 at 100.00	A–	1,460,621

1,000	New Britain, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/19 – BAM Insured (ETM)	No Opt. Call	AA (4)	1,038,470

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
350	5.000%, 12/15/24	12/22 at 100.00	AA	401,023
495	5.000%, 12/15/26	12/22 at 100.00	AA	559,414
32,870	Total Connecticut			32,838,225

66	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware – 0.2%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
$1,000	4.000%, 7/01/22	No Opt. Call	BBB	$1,057,720
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB	4,445,716
4,995	Total Delaware			5,503,436

	District of Columbia – 1.0%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB+	4,013,705

6,710	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	7,632,424

154,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/18 at 100.00	N/R	22,498,481

10,165	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AAA	10,480,013

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	454,948
1,715	6.500%, 10/01/23 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	1,857,705
825	6.500%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	893,648

2,415	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	2,476,365

1,325	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	1,359,172
182,020	Total District of Columbia			51,666,461

	Florida – 6.0%

12,505	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	14,883,451

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (Alternative Minimum Tax)	10/25 at 100.00	A+	11,589,700
15,135	5.000%, 10/01/35 (Alternative Minimum Tax)	10/25 at 100.00	A+	17,506,654

	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
990	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	998,405
1,490	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,504,602
1,425	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,453,671
990	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	1,001,435
745	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	759,423

	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,342,588
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,556,259

435	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2017, 3.250%, 10/01/34 – BAM Insured	10/27 at 100.00	AA	434,426

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	18,344,397
14,635	5.000%, 6/01/25	12/24 at 100.00	AA	17,300,180

NUVEEN	67

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
$4,595	5.000%, 6/01/18	No Opt. Call	AA	$4,660,800
275	5.000%, 6/01/19	No Opt. Call	AA	287,480

	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
85	5.000%, 6/01/18	No Opt. Call	AA	86,217
370	5.000%, 6/01/19	No Opt. Call	AA	386,791
4,545	5.000%, 6/01/20	No Opt. Call	AA	4,879,876
1,600	5.000%, 6/01/21	No Opt. Call	AA	1,763,056

	City of Orlando, Florida, Senior Tourist Development Tax Refunding Revenue Bonds, 6th Cent Contract Payments, Series 2017A:
4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	4,766,480
2,000	5.000%, 11/01/33 – AGM Insured	11/27 at 100.00	AA	2,375,660

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
2,565	4.750%, 11/01/23	No Opt. Call	BBB–	2,629,125
1,860	6.000%, 11/01/33	11/23 at 100.00	BBB–	1,978,017

1,890	Dade County Housing Finance Authority, Florida, Multifamily Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series 1997A, 5.750%, 9/01/29 – AGM Insured (Alternative Minimum Tax)	3/18 at 100.00	AA+	1,897,239

1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A, 6.000%, 4/01/42	4/23 at 100.00	A–	1,145,050

1,000	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	996,620

370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	379,997

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	3,381,372

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A3	2,866,536

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A–	1,437,250
1,750	5.000%, 4/01/33	4/26 at 100.00	A–	2,006,638
1,500	5.000%, 4/01/34	4/26 at 100.00	A–	1,715,265
2,690	5.000%, 4/01/35	4/26 at 100.00	A–	3,069,694

5,000	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	5,042,150

	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A:
12,025	5.000%, 10/01/30	10/26 at 100.00	A+	14,445,993
8,045	5.000%, 10/01/31	10/26 at 100.00	A+	9,643,622

1,500	Florida State Department of Children and Families, Certificates of Participation, South Florida Evaluation Treatment Project, Series 2005, 5.000%, 10/01/25	3/18 at 100.00	AA+	1,503,975

68	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$23,970	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	N/R	$25,002,148

2,240	Jacksonville, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	AA	2,435,440

1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA–	2,213,462

7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (Alternative Minimum Tax)	8/21 at 100.00	AA	7,810,155

6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A–	6,915,060

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,415	5.000%, 7/01/24	No Opt. Call	A+	2,852,574
1,250	5.000%, 7/01/27	7/24 at 100.00	A+	1,466,512

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,003,375
5,140	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	5,831,998

6,290	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	6,744,201

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,975	5.000%, 4/01/21	4/20 at 100.00	AA–	2,119,234
5,015	5.250%, 4/01/30	4/20 at 100.00	AA–	5,398,397

21,810	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2017B, 3.125%, 10/01/39	10/27 at 100.00	Aa3	21,386,668

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA (4)	5,444,700

	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008:
1,495	5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	1,539,641
605	5.500%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R (4)	623,065

2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31	12/24 at 100.00	BBB+	2,831,333

4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,813,924

175	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	195,253

9,825	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	10,992,308

3,860	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 2.750%, 5/01/31	5/26 at 100.00	AA	3,611,339

4,810	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,669,306

NUVEEN	69

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
$585	5.000%, 9/01/22	No Opt. Call	A+	$662,764
2,600	5.000%, 9/01/23	9/22 at 100.00	A+	2,951,624
1,245	3.125%, 9/01/24	9/22 at 100.00	A+	1,298,323
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,459,532
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,691,445
1,980	5.000%, 9/01/28	9/22 at 100.00	A+	2,229,916
5,760	4.000%, 9/01/33	9/22 at 100.00	A+	6,028,013

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	357,627
291,510	Total Florida			322,599,431

	Georgia – 1.2%

	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
2,095	5.000%, 1/01/23	1/22 at 100.00	AA–	2,362,615
1,500	5.000%, 1/01/28	1/22 at 100.00	AA–	1,689,765

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	AA–	12,991,863
4,280	5.000%, 1/01/29	1/24 at 100.00	AA–	5,017,786
6,750	5.000%, 1/01/30	1/24 at 100.00	AA–	7,909,380

1,790	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	1,890,079

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center, Inc., Series 2012A:
2,000	5.000%, 1/01/18	No Opt. Call	AA	2,000,000
3,340	5.000%, 1/01/23	1/22 at 100.00	AA	3,794,507
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,288,805
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	10,145,934

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BB	1,370,037

3,050	Georgia State, General Obligation Bonds, Refunding Series 2009I, 5.000%, 7/01/19	No Opt. Call	AAA	3,206,252

200	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A–	204,378

1,805	Glynn-Brunswick Memorial Hospital Authority, Georgia, Revenue Bonds, Southeast Georgia Health Systems, Anticipation Certificates Series 2008A, 5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,843,447

2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA–	3,081,714
56,465	Total Georgia		63,796,562

	Guam – 0.2%

4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A–	4,576,148

70	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii – 1.0%

$5,005	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A1	$5,369,664

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A1	1,112,402

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA–	6,562,875
4,510	5.000%, 7/01/27	7/25 at 100.00	AA–	5,354,137
7,825	5.000%, 7/01/28	7/25 at 100.00	AA–	9,254,080
9,180	5.000%, 7/01/29	7/25 at 100.00	AA–	10,815,142

15,450	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	16,098,436
48,495	Total Hawaii			54,566,736

	Idaho – 0.4%

560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (Alternative Minimum Tax)	9/25 at 100.00	A2	581,918

3,095	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	3,221,678

	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014BX:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	2,896,046
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	3,102,815

9,285	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BB+	9,273,394

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured (Pre-refunded 4/01/18)	4/18 at 100.00	AA (4)	1,006,220
19,245	Total Idaho			20,082,071

	Illinois – 14.8%

2,370	Bartlett, Illinois, Tax Increment Revenue Bonds, Bartlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	2,313,191

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	A2	1,634,584
2,550	0.000%, 1/01/31	7/23 at 68.94	A2	1,405,178
2,750	0.000%, 1/01/32	7/23 at 65.28	A2	1,429,533
4,000	0.000%, 1/01/33	7/23 at 61.69	A2	1,958,480

	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
433	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	423,050
448	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	441,656
966	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	953,413
1,055	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,018,444
973	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	959,329

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
585	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	571,557
610	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	601,362
968	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	955,387
1,423	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,394,668
1,448	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,421,922

NUVEEN	71

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$29,475	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	$35,237,362

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	N/R	2,061,587
1,000	5.000%, 4/01/42	4/27 at 100.00	N/R	1,093,240

10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	B	13,263,992

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125	5.000%, 12/01/27	No Opt. Call	B	3,341,562
12,385	5.000%, 12/01/30	12/27 at 100.00	B	12,835,195
5,270	5.000%, 12/01/34	12/27 at 100.00	B	5,448,811

2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	B	2,692,404

3,655	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	B	3,773,093

19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B	23,761,893

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,897,791
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,568,237

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2015A:
5,700	5.000%, 1/01/33 (Alternative Minimum Tax)	1/25 at 100.00	A	6,464,427
4,225	5.000%, 1/01/34 (Alternative Minimum Tax)	1/25 at 100.00	A	4,780,165

17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	20,387,118

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,745	5.000%, 1/01/26	1/19 at 100.00	BBB+	1,779,115
2,555	5.000%, 1/01/27	1/19 at 100.00	BBB+	2,604,439

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,590	5.000%, 1/01/23	No Opt. Call	BBB+	7,187,515
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,340,772
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	4,905,090
1,940	5.000%, 1/01/26	No Opt. Call	BBB+	2,154,254

1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,682,959

3,465	Cook County High School District 205 Thornton Township, Illinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA	3,577,612

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,600	5.000%, 11/15/20	No Opt. Call	AA–	2,823,028
2,770	5.000%, 11/15/21	No Opt. Call	AA–	3,070,046
2,400	5.000%, 11/15/22	No Opt. Call	AA–	2,701,392

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
5,250	5.000%, 11/15/20	No Opt. Call	AA–	5,700,345
2,250	5.000%, 11/15/21	No Opt. Call	AA–	2,493,720

72	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
$460	5.875%, 2/01/19	8/18 at 100.00	Aa3	$471,422
625	5.875%, 2/01/22	8/18 at 100.00	Aa3	640,406
760	5.875%, 2/01/24	8/18 at 100.00	Aa3	778,643

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,090	5.875%, 2/01/19 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,117,446
1,475	5.875%, 2/01/22 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,512,141
1,785	5.875%, 2/01/24 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,829,946

500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	499,025

	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
875	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	866,583
925	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	919,247
1,025	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,030,894
1,055	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,060,264

1,515	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGC Insured	No Opt. Call	Aa3	1,515,000

1,245	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured (ETM)	No Opt. Call	Aa3 (4)	1,245,000

1,035	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA+	1,198,944

3,000	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	AA+	3,270,090

2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA–	2,341,220

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB–	14,860,541

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26	9/24 at 100.00	BBB–	530,133
1,205	5.000%, 9/01/27	9/24 at 100.00	BBB–	1,338,719
775	5.000%, 9/01/29	9/24 at 100.00	BBB–	855,127
2,450	5.000%, 9/01/34	9/24 at 100.00	BBB–	2,660,504
2,680	4.625%, 9/01/39	9/24 at 100.00	BBB–	2,816,975
7,015	5.000%, 9/01/42	9/24 at 100.00	BBB–	7,505,910

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A(4)	1,204,332
1,280	6.000%, 2/01/26 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A(4)	1,284,621
500	6.000%, 2/01/28 (Pre-refunded 2/01/18) – AMBAC Insured	2/18 at 100.00	A(4)	501,805

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,036,820

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23	5/22 at 100.00	Baa2	1,540,759
1,120	5.000%, 5/15/25	5/22 at 100.00	Baa2	1,236,088
1,175	5.000%, 5/15/26	5/22 at 100.00	Baa2	1,292,195

NUVEEN	73

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,135	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	$5,925,585

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	A	2,696,444
3,170	5.000%, 7/01/34	7/26 at 100.00	A	3,596,524
5,000	5.000%, 7/01/35	7/26 at 100.00	A	5,660,800

15	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A, 5.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A (4)	15,304

4,265	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29 (Pre-refunded 5/15/19)	5/19 at 100.00	A2 (4)	4,579,245

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,165,510
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,187,712
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,305,860

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
2,200	3.625%, 2/15/32	2/27 at 100.00	BBB	2,221,252
10,000	3.750%, 2/15/34	2/27 at 100.00	BBB	10,123,200
33,995	4.000%, 2/15/41	2/27 at 100.00	BBB	35,391,175

4,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 5.750%, 4/01/24	10/19 at 100.00	Ba1	4,214,760

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	3/18 at 100.00	Ba2	500,050
3,600	5.400%, 4/01/27	3/18 at 100.00	Ba2	3,589,848

2,030	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24 (Pre-refunded 11/01/18)	11/18 at 100.00	Aaa	2,118,853

1,525	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,620,663

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	Baa1	2,449,413
5,000	5.000%, 8/15/44	8/25 at 100.00	Baa1	5,472,950

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,409,100

	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C:
650	5.000%, 3/01/32	3/27 at 100.00	A+	758,531
2,750	5.000%, 3/01/33	3/27 at 100.00	A+	3,194,758
1,650	5.000%, 3/01/34	3/27 at 100.00	A+	1,908,258
1,200	4.000%, 3/01/35	3/27 at 100.00	A+	1,251,420

1,870	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A, 1.375%, 11/15/22	7/21 at 101.00	AA+	1,827,850

	Illinois State, General Obligation Bonds, February Series 2014:
4,000	5.000%, 2/01/23	No Opt. Call	BBB	4,284,480
3,155	5.000%, 2/01/24	No Opt. Call	BBB	3,410,208
4,630	5.000%, 2/01/25	2/24 at 100.00	BBB	4,988,732
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	5,029,318
6,000	5.000%, 2/01/27	2/24 at 100.00	BBB	6,427,620

74	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	$13,403,774

	Illinois State, General Obligation Bonds, Refunding Series 2010:
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	6,219,328
5,295	5.000%, 1/01/19	No Opt. Call	BBB	5,415,249

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,750	5.000%, 8/01/20	No Opt. Call	BBB	8,133,548
6,460	5.000%, 8/01/21	No Opt. Call	BBB	6,843,272
15,265	5.000%, 8/01/22	No Opt. Call	BBB	16,312,026
2,795	5.000%, 8/01/23	No Opt. Call	BBB	3,007,168
270	5.000%, 8/01/25	8/22 at 100.00	BBB	285,698

10,000	Illinois State, General Obligation Bonds, Series 2006A, 5.000%, 6/01/18	No Opt. Call	BBB	10,105,400

1,100	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB	1,107,975

	Illinois State, General Obligation Bonds, Series 2012A:
7,840	4.000%, 1/01/20	No Opt. Call	BBB	7,996,800
12,170	4.000%, 1/01/22	No Opt. Call	BBB	12,468,043

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	BBB	4,640,874
2,760	5.500%, 7/01/26	7/23 at 100.00	BBB	3,045,356
1,000	5.500%, 7/01/27	7/23 at 100.00	BBB	1,099,710

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,765	5.000%, 12/01/21	No Opt. Call	AA–	1,974,523
3,345	5.000%, 12/01/22	No Opt. Call	AA–	3,825,610
4,110	5.000%, 1/01/33	1/23 at 100.00	AA–	4,626,627

6,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 12/01/31	1/26 at 100.00	AA–	7,970,671

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA–	12,640,870
6,000	5.000%, 1/01/37	1/24 at 100.00	AA–	6,884,220

11,560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,531,327

10,550	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA–	12,202,235

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	8,349,255
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,278,065
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	5,658,628

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
1,955	9.000%, 1/01/22 – (ETM)	No Opt. Call	AA (4)	2,490,826
285	9.000%, 1/01/23 – (ETM)	No Opt. Call	AA (4)	380,498
1,210	9.000%, 1/01/25 (ETM)	No Opt. Call	AA (4)	1,754,391

	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding Series 2016:
5,000	5.000%, 2/01/34	2/26 at 100.00	AA	5,755,100
3,465	5.000%, 2/01/35	2/26 at 100.00	AA	3,982,879

NUVEEN	75

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
$1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	$1,751,290
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,369,877
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,927,200
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	2,013,523
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,112,370

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	2,002,245

	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28 – BAM Insured	12/25 at 100.00	AA	2,784,683
2,500	5.000%, 12/01/29 – BAM Insured	12/25 at 100.00	AA	2,857,300

1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	1,741,185

	McCook, Cook County, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	A–	510,450
1,000	5.100%, 12/01/28	12/18 at 100.00	A–	1,021,800

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
3,650	5.000%, 12/15/28	6/22 at 100.00	BBB–	3,936,123
1,700	0.000%, 12/15/51	No Opt. Call	BBB–	340,136

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37	No Opt. Call	BB+	1,013,510
9,045	0.000%, 12/15/42	No Opt. Call	BB+	4,979,001
6,000	0.000%, 12/15/47	No Opt. Call	BB+	3,259,500

25,375	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	A3	15,752,039

2,270	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011., 0.000%, 12/01/24	No Opt. Call	A	1,796,955

1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,666,228

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	329,202
325	5.000%, 10/01/24	10/22 at 100.00	Baa1	364,078

7,635	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	8,502,565

12,395	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (4)	13,940,533

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,860	5.000%, 6/01/25	No Opt. Call	A	4,447,029
5,000	5.000%, 6/01/26	No Opt. Call	A	5,815,050
3,000	5.000%, 6/01/27	6/26 at 100.00	A	3,484,170

76	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
$1,285	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	$1,331,491
1,075	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,115,431
1,900	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	1,987,495

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
360	4.500%, 10/01/20	10/19 at 100.00	AA	375,660
370	5.000%, 10/01/22	10/19 at 100.00	AA	388,729

	Saint Clair County, Illinois, General Obligation Bonds, Refunding Alternate Revenue Source Series 2009:
640	4.500%, 10/01/20 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	671,334
730	5.000%, 10/01/22 (Pre-refunded 10/01/19)	10/19 at 100.00	N/R (4)	771,997

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	3,284,636
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	3,158,675

2,335	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A	2,426,765

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,895,593
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	15,910,631
10,990	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,419,250

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,441,241
2,830	4.000%, 11/01/22	No Opt. Call	A+	3,079,634

	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	10,827,158
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,798,732
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,798,476
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,934,543

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Ba1	3,087,995

5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2016, 5.000%, 11/15/41	11/25 at 100.00	AA+	5,722,300

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA	545,005
1,005	5.750%, 6/01/25	6/18 at 100.00	AA	1,021,371
335	5.750%, 6/01/26	6/18 at 100.00	AA	340,316

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	330,688
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	86,488

5,915	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB+	6,289,242

NUVEEN	77

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
$4,070	0.000%, 2/01/25	No Opt. Call	A+	$3,296,578
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,006,823
748,778	Total Illinois			791,847,406

	Indiana – 3.2%

540	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014A, 4.000%, 1/01/18	No Opt. Call	AA	540,000

	Carmel Redevelopment Authority, Indiana, County Option Income Tax Lease Rental Revenue Bonds, Refunding Series 2014B:
500	4.000%, 1/01/18	No Opt. Call	AA	500,000
1,000	4.000%, 1/01/19	No Opt. Call	AA	1,024,880
435	5.000%, 1/01/20	No Opt. Call	AA	463,123
1,000	5.000%, 7/01/20	No Opt. Call	AA	1,080,520
500	5.000%, 1/01/21	No Opt. Call	AA	547,050

3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	3,882,235

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26	10/23 at 100.00	BBB+	1,163,787
500	5.000%, 10/01/29	10/23 at 100.00	BBB+	557,975

4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,761,080

5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	5,959,108

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
715	5.000%, 10/01/22	No Opt. Call	AA	812,998
620	5.000%, 10/01/23	No Opt. Call	AA	720,080
625	5.000%, 10/01/24	No Opt. Call	AA	739,700
1,320	5.000%, 10/01/25	10/24 at 100.00	AA	1,572,318
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	2,032,113

8,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22	7/22 at 100.00	A+	8,318,080

1,180	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health Subordinate Credit Group, Series 2005A-8, 1.250%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA+	1,163,669

	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,750	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	3,231,635
2,500	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	2,937,850

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	3,135,216

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	5,827,400

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	9,161,788
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,551,500

78	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
$12,240	5.000%, 8/15/26	No Opt. Call	AA	$14,959,483
6,430	5.000%, 8/15/27	No Opt. Call	AA	7,963,812

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
500	5.000%, 10/01/27	10/24 at 100.00	A	578,465
720	5.000%, 10/01/28	10/24 at 100.00	A	828,641
1,000	5.000%, 10/01/29	10/24 at 100.00	A	1,146,220
1,360	5.000%, 10/01/31	10/24 at 100.00	A	1,547,150
1,215	5.000%, 10/01/33	10/24 at 100.00	A	1,376,595

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	A3	3,128,011

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	Baa3	1,785,232
940	5.000%, 4/01/22	No Opt. Call	Baa3	1,018,255
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa3	2,191,998

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.250%, 2/01/18	No Opt. Call	N/R	501,020
500	4.250%, 8/01/18	No Opt. Call	N/R	507,410
500	4.500%, 2/01/19	No Opt. Call	N/R	514,720
500	4.500%, 8/01/19	No Opt. Call	N/R	520,820
500	4.750%, 2/01/20	No Opt. Call	N/R	513,315
500	4.750%, 8/01/20	No Opt. Call	N/R	516,385
250	4.750%, 2/01/21	No Opt. Call	N/R	258,963
500	4.750%, 8/01/21	No Opt. Call	N/R	520,150
500	5.000%, 2/01/22	No Opt. Call	N/R	527,090
500	5.000%, 8/01/22	2/22 at 100.00	N/R	526,700
500	5.000%, 8/01/23	2/22 at 100.00	N/R	524,960
500	5.000%, 2/01/24	2/22 at 100.00	N/R	520,345

805	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	3/18 at 100.00	N/R (4)	903,307

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,216,717
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,174,600
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,105,677
1,750	5.000%, 2/01/29	8/24 at 100.00	A	2,021,845
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,098,196

19,905	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A1	22,629,795

20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23)	No Opt. Call	A1	23,535,600
149,985	Total Indiana			170,845,582

	Iowa – 1.7%

1,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.500%, 6/15/30 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	1,090,300

NUVEEN	79

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
$1,015	5.250%, 6/15/25 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	$1,100,585
2,000	5.250%, 6/15/26 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,168,640
3,135	5.250%, 6/15/27 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	3,399,343
2,000	5.375%, 6/15/28 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,174,620
2,035	5.500%, 6/15/29 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (4)	2,218,760

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	2,006,137
1,890	5.000%, 1/01/24 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	2,071,912
1,520	5.000%, 1/01/25 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,666,300
1,000	5.000%, 1/01/26 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,096,250

10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44	2/23 at 100.00	AA–	11,127,200

	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,876,740
6,820	5.000%, 7/01/28	7/23 at 100.00	A1	7,757,955

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
6,445	5.000%, 12/01/19	No Opt. Call	B	6,681,274
8,210	5.500%, 12/01/22	12/18 at 100.00	B	8,374,282
1,925	5.250%, 12/01/25	12/23 at 100.00	B	2,052,570

4,770	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	6/18 at 105.00	B	5,046,565

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25 (Pre-refunded 9/01/20)	9/20 at 100.00	N/R (4)	1,374,075

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22 (Pre-refunded 6/15/20)	6/20 at 100.00	AA (4)	2,135,300

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
12,145	5.375%, 6/01/38	3/18 at 100.00	B+	12,172,448
2,350	5.500%, 6/01/42	3/18 at 100.00	B+	2,358,483
30	5.625%, 6/01/46	3/18 at 100.00	B+	30,001

1,940	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/18 at 100.00	B+	1,951,815
83,965	Total Iowa			89,931,555

	Kansas – 0.9%

14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A	15,260,984

10,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A	10,413,500

765	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	790,360

2,200	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	AA	2,362,624

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	3/18 at 100.00	Aa3	1,854,181

80	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$20	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	$20,173

10,160	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	11,372,901

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,915	5.000%, 9/01/21	No Opt. Call	A+	2,127,546
660	5.000%, 9/01/22	No Opt. Call	A+	750,202
1,505	5.000%, 9/01/23	No Opt. Call	A+	1,748,103
43,730	Total Kansas			46,700,574

	Kentucky – 1.5%

2,460	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.625%, 8/15/27	8/18 at 100.00	A	2,522,017

1,795	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	BBB	1,854,343

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	AA (4)	8,321,496

20,700	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	A1	21,229,092

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	A1	7,740,180

65	Logan/Todd Regional Water Commission, Kentucky, Revenue Bonds, Refunding Series 2016A, 2.500%, 7/01/30 – AGM Insured	7/26 at 100.00	AA	62,956

	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (Alternative Minimum Tax)	7/24 at 100.00	A+	1,519,254
3,280	5.000%, 7/01/28 (Alternative Minimum Tax)	7/24 at 100.00	A+	3,745,530

3,760	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35	6/22 at 100.00	BBB+	4,071,666

10,125	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	11,497,444

1,135	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/28 (Pre-refunded 5/01/18)	5/18 at 100.00	Baa3 (4)	1,151,787

2,105	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	2,112,789

	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Baa3	1,143,238
1,060	5.000%, 8/01/26	No Opt. Call	Baa3	1,213,223
1,110	5.000%, 8/01/27	8/26 at 100.00	Baa3	1,265,067
1,165	5.000%, 8/01/28	8/26 at 100.00	Baa3	1,322,124
1,230	5.000%, 8/01/29	8/26 at 100.00	Baa3	1,389,974
2,935	5.000%, 8/01/37	8/26 at 100.00	Baa3	3,219,959

NUVEEN	81

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
$1,255	6.000%, 3/01/22	3/21 at 100.00	A3	$1,403,680
1,320	6.250%, 3/01/23	3/21 at 100.00	A3	1,484,908
1,300	6.250%, 3/01/24	3/21 at 100.00	A3	1,460,914
74,300	Total Kentucky			79,731,641

	Louisiana – 2.7%

5,035	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A-	5,058,312

	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
970	5.000%, 2/01/23	No Opt. Call	AA	1,109,321
540	5.000%, 2/01/24	No Opt. Call	AA	628,906
800	5.000%, 2/01/25	No Opt. Call	AA	947,784

585	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BB	611,033

475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 (Pre-refunded 6/01/22) – AGM Insured	6/22 at 100.00	AA (4)	539,386

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,435	5.000%, 6/01/25	No Opt. Call	A1	20,690,812
16,260	5.000%, 6/01/26	No Opt. Call	A1	19,517,203

245	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1, 5.875%, 6/01/23 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	249,515

5	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006C-3, 6.125%, 6/01/25 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	AA (4)	5,097

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28	2/24 at 100.00	AA–	2,652,552
2,850	5.000%, 2/01/29	2/24 at 100.00	AA–	3,306,883
2,000	5.000%, 2/01/30	2/24 at 100.00	AA–	2,310,760

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,000	6.750%, 12/15/37 (8)	3/18 at 100.00	N/R	1,400,000
320	6.000%, 12/15/37 (8)	3/18 at 100.00	N/R	224,000

30	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/18 (8)	No Opt. Call	N/R	21,000

5,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	5,047,900

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,138,470

3,210	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project, Refunding Series 2016A, 3.375%, 9/01/28	3/21 at 100.00	A	3,260,525

82	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
$1,030	5.000%, 5/15/30	5/26 at 100.00	A3	$1,201,660
2,965	5.000%, 5/15/32	5/26 at 100.00	A3	3,422,144
3,660	5.000%, 5/15/33	5/26 at 100.00	A3	4,212,550

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	30,557
30	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	36,668
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	48,891

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,250	5.000%, 5/15/28	5/27 at 100.00	A3	1,487,263
1,000	5.000%, 5/15/29	5/27 at 100.00	A3	1,183,740
1,155	5.000%, 5/15/30	5/27 at 100.00	A3	1,358,881
1,750	5.000%, 5/15/31	5/27 at 100.00	A3	2,047,920

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,050	5.000%, 7/01/22	No Opt. Call	AA–	1,191,529
2,750	5.000%, 7/01/29	7/23 at 100.00	AA–	3,158,732
5,000	5.000%, 7/01/31	7/23 at 100.00	AA–	5,726,400
3,835	5.000%, 7/01/32	7/23 at 100.00	AA–	4,383,597

	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29	9/23 at 100.00	A+	1,311,266
5,070	5.000%, 9/01/31	9/23 at 100.00	A+	5,675,358
4,000	5.000%, 9/01/32	9/23 at 100.00	A+	4,466,480

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	AA–	4,382,894
3,940	5.000%, 12/01/20	No Opt. Call	AA–	4,290,108
5,400	5.000%, 12/01/21	No Opt. Call	AA–	6,019,380

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA–	1,138,140
870	5.000%, 12/01/23	No Opt. Call	AA–	1,008,504
1,020	5.000%, 12/01/24	No Opt. Call	AA–	1,200,020
480	5.000%, 12/01/25	No Opt. Call	AA–	575,549
730	5.000%, 12/01/27	12/25 at 100.00	AA–	871,810

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
1,200	5.000%, 6/01/20	No Opt. Call	A	1,287,828
100	5.000%, 6/01/24	No Opt. Call	A	116,721
500	5.000%, 6/01/25	6/24 at 100.00	A	583,275
500	5.000%, 6/01/26	6/24 at 100.00	A	582,950
525	5.000%, 6/01/27	6/24 at 100.00	A	610,055
330	5.000%, 6/01/28	6/24 at 100.00	A	382,183
570	5.000%, 6/01/29	6/24 at 100.00	A	657,934

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
385	5.000%, 6/01/30	6/25 at 100.00	A	449,453
775	5.000%, 6/01/32	6/25 at 100.00	A	897,931
1,000	5.000%, 6/01/33	6/25 at 100.00	A	1,155,710
650	5.000%, 6/01/35	6/25 at 100.00	A	747,910

NUVEEN	83

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	A–	$545,635

6,585	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	7,046,213
128,015	Total Louisiana			144,213,298

	Maine – 0.3%

1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	BBB	1,154,318

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,185	4.000%, 7/01/41	7/26 at 100.00	BBB	3,958,968
5,555	4.000%, 7/01/46	7/26 at 100.00	BBB	5,170,483

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	BB	1,100,500
3,850	6.750%, 7/01/41	7/21 at 100.00	BB	4,210,475

630	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	3/18 at 100.00	AA	631,027

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	505,785
225	4.000%, 7/01/20	No Opt. Call	BBB+	236,684
290	5.000%, 7/01/22	No Opt. Call	BBB+	326,752
17,335	Total Maine			17,294,992

	Maryland – 0.9%

	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,235	3.250%, 1/01/31	1/26 at 100.00	N/R	1,243,670
3,365	5.000%, 1/01/37	1/26 at 100.00	N/R	3,835,091

	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,160	5.000%, 9/01/26	No Opt. Call	BBB–	1,393,554
1,760	5.000%, 9/01/27	No Opt. Call	BBB–	2,128,790
2,655	5.000%, 9/01/29	9/27 at 100.00	BBB–	3,166,167

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	AA	556,470
1,000	5.000%, 7/01/26	1/24 at 100.00	AA	1,166,220
1,715	5.000%, 7/01/27	1/24 at 100.00	AA	1,991,664

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (4)	273,690

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
1,170	5.000%, 6/01/27 – AGM Insured	6/26 at 100.00	AA	1,412,295
1,000	5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,201,160
1,870	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,193,192

84	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
$750	5.000%, 7/01/32	7/26 at 100.00	BBB	$850,913
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB	2,542,005
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB	1,858,923
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB	2,250,080
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB	1,762,608

1,260	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A	1,324,058

740	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	779,612

7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25	7/24 at 100.00	BBB	9,122,854

2,155	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	5/19 at 100.00	N/R	2,162,262

1,505	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	N/R	1,513,729

1,005	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	N/R	1,010,779
40,390	Total Maryland			45,739,786

	Massachusetts – 0.7%

1,685	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	Aa1	1,850,956

10,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2004B, 5.250%, 7/01/20	No Opt. Call	AA	10,871,100

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	BB+	938,649
680	5.000%, 7/01/27	7/24 at 100.00	BB+	760,988
925	5.000%, 7/01/28	7/24 at 100.00	BB+	1,031,116
960	5.000%, 7/01/29	7/24 at 100.00	BB+	1,066,550

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	3/18 at 100.00	N/R	2,504,550

1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,463,828

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
515	5.000%, 10/01/18	3/18 at 100.00	N/R	516,092
450	5.250%, 10/01/37	4/18 at 100.00	N/R	450,486

4,460	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	BBB+	4,461,784

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	977,083
1,780	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,897,622
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,821,110

NUVEEN	85

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Massachusetts (continued)

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
$500	5.125%, 10/15/22 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	$531,400
2,595	5.500%, 10/15/26 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,775,015

1,080	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	1,151,723

1,940	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 6.000%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	2,065,266

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	3/18 at 100.00	N/R	50,694
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/18 at 100.00	N/R	1,485,407
36,570	Total Massachusetts			38,671,419

	Michigan – 1.7%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa1 (4)	796,676

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB	2,481,785
2,650	0.000%, 7/01/23	No Opt. Call	BB	2,045,323
2,880	0.000%, 7/01/24	No Opt. Call	BB	2,088,461

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA	2,708,946

355	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	A	416,316

4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A–	5,479,336

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,765,817

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	3/18 at 100.00	N/R	1,853,016

5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	5,555,400

5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa2	6,027,609

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,695,184

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	5,289,790

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A1	1,154,130
2,000	5.000%, 9/01/27	3/24 at 100.00	A1	2,297,080
2,555	5.000%, 9/01/28	3/24 at 100.00	A1	2,917,197
3,770	5.000%, 9/01/29	3/24 at 100.00	A1	4,292,070
5,000	5.000%, 9/01/30	3/24 at 100.00	A1	5,667,000
2,270	5.000%, 9/01/31	3/24 at 100.00	A1	2,566,371

86	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
$4,885	5.000%, 5/01/20	No Opt. Call	Aa1	$5,243,168
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa1	5,271,844
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa1	4,179,323

	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,750	5.000%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	A	4,354,800
5,295	5.000%, 12/01/33 (Alternative Minimum Tax)	12/25 at 100.00	A	6,132,669
5,000	5.000%, 12/01/34 (Alternative Minimum Tax)	12/25 at 100.00	A	5,775,600

1,300	Western Michigan University, General Revenue Bonds, Refunding Series 2008, 5.000%, 11/15/23 (Pre-refunded 5/15/18) – AGM Insured	5/18 at 100.00	AA (4)	1,316,783
84,930	Total Michigan			91,371,694

	Minnesota – 0.3%

1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	1,823,253

2,155	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23 (Pre-refunded 11/15/18)	11/18 at 100.00	A+ (4)	2,245,833

2,650	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/18 (ETM)	No Opt. Call	N/R (4)	2,703,424

1,270	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 4.250%, 8/01/20 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (4)	1,290,155

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,590	5.000%, 1/01/25	1/24 at 100.00	A+	3,030,067
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,318,662

425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A–	457,241

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A	729,209

2,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	A1	2,377,549

490	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	521,536

520	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	552,375

385	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	3/18 at 100.00	N/R	386,070
16,910	Total Minnesota			18,435,374

	Mississippi – 0.3%

5,370	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	4/18 at 100.00	BBB+	5,385,143

8,860	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	10,388,704
14,230	Total Mississippi			15,773,847

NUVEEN	87

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 0.9%

$1,515	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB–	$1,766,535

1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	1,161,820

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,033,880

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 (Pre-refunded 4/15/18) – AGC Insured	4/18 at 100.00	AA (4)	510,196

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22 (Pre-refunded 3/01/18)	3/18 at 100.00	A– (4)	2,011,960

1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB+	1,558,046

220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	225,045

1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2014, 4.250%, 10/01/32	10/23 at 100.00	A–	1,482,518

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB	440,944

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,320	5.000%, 1/01/25	1/24 at 100.00	A2	1,528,111
2,525	5.000%, 1/01/26	1/24 at 100.00	A2	2,921,551
1,000	5.000%, 1/01/32	1/24 at 100.00	A2	1,146,760

4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,713,570

17,305	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A–	18,279,271

7,370	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB–	7,476,718

270	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	3/18 at 100.00	N/R	270,127

1,195	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB–	1,385,889
44,695	Total Missouri			47,912,941

	Montana – 0.6%

32,165	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A2	31,486,640

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Composite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA–	2,667,225
34,665	Total Montana			34,153,865

	Nebraska – 0.8%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA	1,186,839

88	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$9,350	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/44	5/24 at 100.00	BBB+	$10,210,761

655	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2008, 5.750%, 11/01/28 (Pre-refunded 11/01/18)	11/18 at 100.00	A– (4)	678,023

665	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA–	724,611

370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA–	424,693

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA	757,307
1,000	5.125%, 1/01/23	1/20 at 100.00	AA	1,066,510

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	11/21 at 100.00	A–	6,427,243

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A+	1,641,298
1,510	5.000%, 1/01/24	1/22 at 100.00	A+	1,691,094
950	5.000%, 1/01/25	1/22 at 100.00	A+	1,063,155

645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22	No Opt. Call	Aa2	741,918

8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,361,920

	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	N/R	4,093,930
1,355	5.250%, 2/01/29	2/27 at 100.00	N/R	1,509,023
37,400	Total Nebraska			41,578,325

	Nevada – 2.4%

3,230	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24 (Pre-refunded 6/15/18)	6/18 at 100.00	AA– (4)	3,281,809

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	2,245,680
1,050	5.000%, 7/01/23 (Alternative Minimum Tax)	No Opt. Call	A+	1,191,529
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,158,879

21,050	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	22,766,627

25,495	Clark County, Nevada, General Obligation Bonds, Limited Tax Bond Bank Additionally Secured by SNWA/Southern Nevada Water Authority Pledged Revenues, Series 2008, 5.000%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 100.00	AA+ (4)	25,873,856

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,763,965
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,266,332

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	Aa1	1,714,997
1,000	5.000%, 6/01/24	6/21 at 100.00	Aa1	1,106,100
12,450	5.000%, 6/01/25	6/21 at 100.00	Aa1	13,766,587

NUVEEN	89

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
$2,125	5.000%, 6/01/24	6/22 at 100.00	Aa1	$2,409,176
1,545	5.000%, 6/01/25	6/22 at 100.00	Aa1	1,748,816
2,000	5.000%, 6/01/26	6/22 at 100.00	Aa1	2,258,400

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
90	4.000%, 6/01/19	No Opt. Call	N/R	91,508
50	4.000%, 6/01/20	No Opt. Call	N/R	51,365
360	5.000%, 6/01/22	No Opt. Call	N/R	388,760

4,685	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,349,755

11,150	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	12,602,733

3,100	Nevada State, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/18	No Opt. Call	AAA	3,198,363

10,010	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory put 6/01/22)	No Opt. Call	A+	10,340,530

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
3,265	5.000%, 7/01/22	7/21 at 100.00	AA	3,625,521
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,226,687

1,510	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013, 5.000%, 2/01/43	2/19 at 100.00	A+	1,556,886
118,355	Total Nevada			126,984,861

	New Hampshire – 0.2%

895	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds, Pennichuck Water Works, Inc. Project ,Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A+	935,731

5,725	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Refunding Series 2009, 5.250%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	AA+ (4)	6,019,437

1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	Baa1	2,063,928

1,245	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A–	1,263,750
9,705	Total New Hampshire			10,282,846

	New Jersey – 5.7%

	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,793,725
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,153,596

8,535	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	9,320,135

90	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$5,155	5.000%, 6/15/19	No Opt. Call	BBB+	$5,378,675
5,905	5.000%, 6/15/20	No Opt. Call	BBB+	6,319,118
13,995	5.000%, 6/15/21	No Opt. Call	BBB+	15,314,309
2,465	5.000%, 6/15/22	No Opt. Call	BBB+	2,751,606
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,209,758
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,979,421
2,965	5.000%, 6/15/24	6/22 at 100.00	BBB+	3,275,287
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB+	8,368,123
4,950	5.000%, 6/15/26	6/22 at 100.00	BBB+	5,404,756
925	4.250%, 6/15/27	6/22 at 100.00	BBB+	965,367
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB+	4,993,566

	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (Alternative Minimum Tax)	1/24 at 100.00	BBB	1,524,771
2,215	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	2,508,310

3,915	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	3,877,533

25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	A–	28,084,750

350	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C, 3.000%, 7/01/41	7/26 at 100.00	A–	343,042

4,455	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	A2	5,146,594

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB–	1,118,750

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
4,415	3.500%, 12/01/29 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	4,486,037
11,705	3.750%, 12/01/31 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	11,882,214
11,975	4.000%, 12/01/32 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	12,392,568
5,000	3.750%, 12/01/33 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	5,041,400

20,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2, 5.000%, 6/15/30	6/18 at 100.00	A+	20,281,600

1,440	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A3	842,458

10,630	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A–	11,928,136

3,695	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A–	4,025,924

14,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	A–	15,316,840

20,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A, 5.000%, 6/15/20	No Opt. Call	A–	21,397,658

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,810	5.250%, 6/15/33	6/25 at 100.00	A–	2,026,186
1,850	5.250%, 6/15/34	6/25 at 100.00	A–	2,061,954

NUVEEN	91

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$5,615	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	$6,111,085

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
4,505	3.000%, 1/01/20	No Opt. Call	Baa1	4,544,194
2,950	3.000%, 1/01/21	No Opt. Call	Baa1	2,974,456

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
5,925	4.500%, 6/01/23	3/18 at 100.00	BBB+	6,006,350
3,430	4.625%, 6/01/26	3/18 at 100.00	BBB	3,441,010
20,705	5.000%, 6/01/29	3/18 at 100.00	BBB–	20,704,586
11,520	4.750%, 6/01/34	3/18 at 100.00	BB–	11,300,774
21,400	5.000%, 6/01/41	3/18 at 100.00	B	20,851,732
290,015	Total New Jersey			305,448,354

	New Mexico – 0.3%

14,850	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	A1	15,564,434

	New York – 4.6%

4,060	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	4,411,677

	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	352,083
500	5.000%, 1/01/25	No Opt. Call	A+	596,375

5,130	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,345,409

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB–	2,188,914
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB–	1,618,120
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB–	1,491,100
1,500	5.000%, 12/01/32, 144A	6/27 at 100.00	BBB–	1,698,330

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA	7,725,178

	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,045	5.000%, 5/15/24	5/22 at 100.00	AA	11,366,319
9,285	5.000%, 5/15/25	5/22 at 100.00	AA	10,489,636

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	100,142
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	936,703

5,400	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	A–	6,173,604

200	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	208,644

92	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
$135	5.250%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	$141,249
545	5.250%, 4/01/21 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	570,228
1,745	5.500%, 4/01/22 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	1,831,133
260	5.000%, 4/01/23 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	271,237
415	6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	439,307

90	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.250%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	N/R (4)	94,166

1,235	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A–	1,400,255

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A–	743,772
2,455	5.000%, 7/01/32	7/24 at 100.00	A–	2,764,379

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,500	5.000%, 7/01/28	7/24 at 100.00	A–	1,719,645
1,000	5.000%, 7/01/29	7/24 at 100.00	A–	1,141,280

10,000	New York City, New York, General Obligation Bonds, Fiscal 2003 Series C-A. RMKT, 5.000%, 8/01/19	No Opt. Call	AA	10,524,300

20,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/20	No Opt. Call	AA	21,678,600

6,995	New York City, New York, General Obligation Bonds, Fiscal 2018 Series A, 5.000%, 8/01/19	No Opt. Call	AA	7,361,748

23,860	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	24,888,843

	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015:
2,005	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	2,219,355
2,065	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	2,317,322

	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,440	5.000%, 7/01/30 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,619,654
2,045	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,143,917
8,075	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	8,431,834
9,565	5.000%, 7/01/34 (Alternative Minimum Tax)	7/24 at 100.00	BBB	10,626,619
24,505	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	26,997,649
27,530	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	30,279,146

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,052,910

10,025	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	AA–	11,816,066

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	Baa1	884,716

NUVEEN	93

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
$2,435	5.000%, 7/01/28	7/24 at 100.00	A–	$2,791,557
2,695	5.000%, 7/01/29	7/24 at 100.00	A–	3,075,750
4,200	5.000%, 7/01/30	7/24 at 100.00	A–	4,769,226
2,100	5.000%, 7/01/31	7/24 at 100.00	A–	2,373,945
1,335	5.000%, 7/01/32	7/24 at 100.00	A–	1,503,237
3,080	5.000%, 7/01/33	7/24 at 100.00	A–	3,454,559
225,020	Total New York			246,629,838

	North Carolina – 0.7%

610	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	641,915

795	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB+	805,971

105	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	106,623

2,055	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,137,919

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,020	5.000%, 1/01/20 (ETM)	No Opt. Call	AAA	5,345,547
10,040	5.000%, 1/01/21 (ETM)	No Opt. Call	AAA	10,990,989

3,570	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	3,694,664

1,430	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	1,478,062

11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,828,592

200	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014, 4.000%, 4/01/19	No Opt. Call	Aa3	206,112
35,425	Total North Carolina			39,236,394

	North Dakota – 0.7%

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
120	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	132,648
1,240	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,370,696
2,835	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,133,809
1,485	5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,641,519
1,000	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,105,400
2,955	5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	3,266,457

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,206,527

1,220	North Dakota Board of Higher Education, Housing and Auxiliary Facilities Revenue Bonds, North Dakota State University, Series 2017A, 3.250%, 4/01/35	4/27 at 100.00	AA–	1,227,735

94	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	North Dakota Board of Higher Education, Housing and Auxiliary Facilities Revenue Bonds, North Dakota State University, Series 2017B:
$1,260	3.125%, 4/01/34	4/27 at 100.00	AA–	$1,263,490
1,280	3.250%, 4/01/35	4/27 at 100.00	AA–	1,288,115

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
1,220	5.000%, 6/01/28	No Opt. Call	BBB–	1,404,940
1,000	5.000%, 6/01/29	6/28 at 100.00	BBB–	1,146,830
1,245	5.000%, 6/01/31	6/28 at 100.00	BBB–	1,411,382
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB–	3,902,994
11,300	5.000%, 6/01/38	6/28 at 100.00	BBB–	12,559,272
34,390	Total North Dakota			38,061,814

	Ohio – 4.5%

1,900	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33	5/22 at 100.00	AA–	2,088,404

75	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 3.000%, 8/01/32	2/28 at 100.00	AA–	72,920

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21 (Pre-refunded 6/01/18)	6/18 at 100.00	AA (4)	1,277,174

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
3,300	5.375%, 6/01/24	3/18 at 100.00	B–	3,156,549
65,600	5.125%, 6/01/24	3/18 at 100.00	B–	62,585,024
11,965	5.875%, 6/01/30	3/18 at 100.00	B–	11,545,746
8,670	5.750%, 6/01/34	3/18 at 100.00	B–	8,392,473

5,450	Cincinnati, Ohio, General Obligation Bonds, Various Purpose, Refunding & Improvement Series 2016A, 4.000%, 12/01/19	No Opt. Call	AA	5,690,945

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,250	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	1,481,988
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,769,320
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,576,431
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,301,020
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,063,502

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA	3,342,060

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,806,352
1,780	5.000%, 12/01/23 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,891,357

470	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	481,839

2,435	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	2,495,583

7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	8,140,540

NUVEEN	95

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
$775	4.000%, 10/01/18	No Opt. Call	Aa3	$789,624
870	4.000%, 10/01/19	No Opt. Call	Aa3	905,914
1,150	4.000%, 10/01/20	No Opt. Call	Aa3	1,217,425
1,205	5.000%, 10/01/21	No Opt. Call	Aa3	1,341,213
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,098,199

1,925	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Caa1	851,659

1,305	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	Ca	577,410

11,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	B1	11,473,320

29,420	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Ca	13,017,173

915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/02/18)	No Opt. Call	Ca	404,869

3,480	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	Ca	1,539,622

240	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	Ca	106,183

735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	764,966

7,500	Ohio State, General Obligation Bonds, Highway Capital Improvement Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	8,302,425

7,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,577,500

24,230	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2014A, 5.000%, 9/15/19	No Opt. Call	AA+	25,614,018

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	9,093,749

5,170	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	5,863,762

8,250	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	Ca	3,649,635

3,855	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19	No Opt. Call	Caa1	1,705,683

2,365	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19)	No Opt. Call	Ca	1,046,418

96	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$8,620	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20)	No Opt. Call	Ca	$3,813,660

310	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	Ca	137,163

12,010	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2014, 5.000%, 6/01/21	No Opt. Call	AAA	13,343,230

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 (Pre-refunded 12/01/18) – AGC Insured	12/18 at 100.00	A2 (4)	519,900

2,935	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	3,031,708
269,490	Total Ohio			240,945,655

	Oklahoma – 1.6%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+	2,496,169
1,415	4.000%, 9/01/23	9/21 at 100.00	A+	1,509,239

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
2,940	5.000%, 6/01/21	No Opt. Call	A+	3,243,702
7,545	5.000%, 6/01/22	No Opt. Call	A+	8,509,628
3,080	5.000%, 6/01/23	No Opt. Call	A+	3,544,772

	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,786,506
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,686,261

	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,731,757
3,145	5.000%, 9/01/31	9/26 at 100.00	A	3,697,545

	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
1,000	5.000%, 9/01/20	No Opt. Call	A	1,073,300
2,115	5.000%, 9/01/22	No Opt. Call	A	2,365,966
1,000	5.000%, 9/01/23	No Opt. Call	A	1,139,670
1,870	5.000%, 9/01/24	No Opt. Call	A	2,163,852
2,490	5.000%, 9/01/26	No Opt. Call	A	2,946,467

1,390	Marshall County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Madill Public Schools Project, Series 2017A, 3.375%, 9/01/34	9/27 at 100.00	A–	1,373,348

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A–	835,485
500	3.000%, 9/01/23	No Opt. Call	A–	513,910
600	5.000%, 9/01/24	No Opt. Call	A–	691,896
1,505	5.000%, 9/01/25	No Opt. Call	A–	1,761,226

NUVEEN	97

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A:
$3,210	5.625%, 6/01/38 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	$3,688,386
3,070	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,520,860

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,350	5.000%, 9/01/25	9/23 at 100.00	AA–	3,860,105
10,675	5.000%, 9/01/26	9/23 at 100.00	AA–	12,263,654

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,150	5.000%, 9/01/25	No Opt. Call	AA–	7,410,688
7,845	5.000%, 9/01/26	9/25 at 100.00	AA–	9,397,918
73,980	Total Oklahoma			85,212,310

	Oregon – 0.6%

2,500	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 0.000%, 6/15/36	6/27 at 100.00	AA+	2,935,025

1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/40 (7)	6/27 at 100.00	Aa1	1,254,474

4,145	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	Aa1	4,473,906

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	4,189,720

11,120	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	AAA	12,837,818

	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A:
3,425	5.000%, 5/15/32	5/26 at 100.00	A+	3,969,609
1,925	5.000%, 5/15/33	5/26 at 100.00	A+	2,224,896
28,305	Total Oregon			31,885,448

	Pennsylvania – 5.0%

2,265	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	AA–	2,300,923

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	AA–	1,138,640

1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory put 6/01/20)	No Opt. Call	Ca	530,904

3,625	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	Ca	1,603,773

6,170	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	Ca	2,730,225

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2 (4)	1,368,192

98	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
$535	5.250%, 10/01/20 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	$549,584
565	5.375%, 10/01/21 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	580,922

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,068,350
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,132,761

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
200	4.000%, 6/01/19	No Opt. Call	Ba1	202,822
410	5.000%, 6/01/22	No Opt. Call	Ba1	441,172
790	5.000%, 6/01/24	6/23 at 100.00	Ba1	857,253
520	5.000%, 6/01/25	6/23 at 100.00	Ba1	559,993
370	5.125%, 6/01/26	6/23 at 100.00	Ba1	399,963
460	5.375%, 6/01/28	6/23 at 100.00	Ba1	499,100

12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory put 9/01/22)	No Opt. Call	A1	12,375,183

10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory put 8/15/22)	No Opt. Call	A1	10,358,939

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27 (Pre-refunded 12/15/19)	12/19 at 100.00	N/R (4)	3,505,370

5,900	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,928,615

5,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	Ca	2,236,433

3,095	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18)	No Opt. Call	Ca	1,369,414

2,625	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (4)	2,808,330

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,336,721
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,661,760
2,260	5.500%, 1/01/27	1/24 at 100.00	AA	2,646,234

	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
500	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	591,575
1,095	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,286,811
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,923,986
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,386,671
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,452,788

NUVEEN	99

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$10,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2017A, 1.700%, 8/01/37 (Mandatory put 8/03/20) (Alternative Minimum Tax)	No Opt. Call	A–	$10,507,875

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
2,275	5.000%, 1/01/21	1/19 at 100.00	Aaa	2,351,690
7,600	5.000%, 7/01/21	1/18 at 100.00	Aaa	7,672,656

19,820	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	19,486,628

	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121:
6,790	2.800%, 10/01/31	10/25 at 100.00	AA+	6,690,527
6,800	3.100%, 10/01/36	10/25 at 100.00	AA+	6,666,856

17,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (Alternative Minimum Tax)	4/27 at 100.00	AA+	16,975,690

2,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A, 0.000%, 12/01/34 (7)	No Opt. Call	AA–	1,882,740

16,080	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A–	20,559,566

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,875	5.000%, 6/01/25	No Opt. Call	A3	6,915,051
12,580	5.000%, 6/01/29	6/26 at 100.00	A3	14,723,129
11,420	5.000%, 6/01/35	6/26 at 100.00	A3	13,106,506

12,005	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A1	14,199,634

1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/29	6/26 at 100.00	A1	1,185,230

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Refunding Second Series 2017:
2,500	5.000%, 12/01/29	12/27 at 100.00	A3	2,951,725
2,620	5.000%, 12/01/30	12/27 at 100.00	A3	3,081,068

7,445	Philadelphia Authority For Industrial Development, Pennsylvania, Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A+	8,548,647

3,015	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A(4)	3,267,235

	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B:
1,525	5.000%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A	1,596,645
3,100	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	3,331,477
1,250	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A	1,375,513

2,650	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	7/19 at 100.00	N/R	2,652,889

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 1.772%, 12/01/24	3/18 at 100.00	AA–	10,775,960

2,355	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,303,402

100	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
$1,400	5.000%, 12/01/19	No Opt. Call	BBB	$1,469,986
730	5.000%, 12/01/20	No Opt. Call	BBB	784,108
1,105	5.000%, 12/01/21	No Opt. Call	BBB	1,212,052
1,625	5.000%, 12/01/22	No Opt. Call	BBB	1,814,800
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB	1,913,931
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB	1,998,643

60	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	62,240

105	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured (ETM)	No Opt. Call	A2 (4)	109,519

2,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series 2017, 3.375%, 8/15/37 – BAM Insured	8/27 at 100.00	AA	1,987,160
258,070	Total Pennsylvania			264,994,185

	Rhode Island – 0.3%

4,340	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BB–(4)	5,161,866

119,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	3/18 at 100.00	CCC+	11,775,100
123,485	Total Rhode Island			16,936,966

	South Carolina – 0.8%

5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	AA–	6,549,123

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A	2,010,858
7,500	5.000%, 11/01/27	11/22 at 100.00	A	8,486,025
1,225	5.000%, 11/01/29	11/22 at 100.00	A	1,383,049

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,074,642
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,210,897

1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	1,017,440

3,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/31	6/25 at 100.00	A+	3,458,400

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
7,000	5.000%, 12/01/29	6/26 at 100.00	A+	8,186,780
3,835	5.000%, 12/01/31	6/26 at 100.00	A+	4,450,824

500	Spartanburg Regional Health Services District Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2008D, 5.250%, 4/15/20 (Pre-refunded 4/15/18)	4/18 at 100.00	AA (4)	505,425

1,265	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,415,586
38,780	Total South Carolina			43,749,049

NUVEEN	101

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota – 0.1%

	South Dakota Building Authority, Revenue Bonds, Series 2013B:
$525	5.000%, 6/01/22	No Opt. Call	AA+	$596,405
1,000	5.000%, 6/01/24	6/23 at 100.00	AA+	1,154,780

2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	A1	2,863,297

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,060,310

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	1,531,320
6,435	Total South Dakota			7,206,112

	Tennessee – 1.9%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	BBB+	2,332,588

2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB+	2,569,212

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,663,483

985	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	994,466

2,665	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding & Improvement Series 2008, 5.250%, 4/01/23 (Pre-refunded 4/01/18)	4/18 at 100.00	N/R (4)	2,690,264

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
3,160	5.000%, 4/01/29	4/27 at 100.00	BBB+	3,714,201
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB+	2,920,725
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB+	3,164,406

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,506,414
3,180	5.000%, 1/01/23	No Opt. Call	A	3,616,709
1,300	4.000%, 1/01/23	No Opt. Call	A	1,417,182
1,805	5.000%, 1/01/24	1/23 at 100.00	A	2,052,610

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,633,269
1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	1,721,039
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,367,596

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	4,694,382

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	1,068,260
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	1,976,213

8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	9,511,659

102	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$13,365	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	$14,470,419

28,985	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A	31,777,125
89,885	Total Tennessee			98,862,222

	Texas – 6.2%

1,085	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A, 5.000%, 1/01/30	1/27 at 100.00	BBB+	1,282,145

3,370	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	BBB+	3,744,845

3,445	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	3,901,807

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	BBB+	2,232,471
1,390	5.000%, 1/01/33	7/25 at 100.00	BBB+	1,591,397
1,165	5.000%, 1/01/34	7/25 at 100.00	BBB+	1,330,418

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
2,000	5.000%, 1/01/33	1/26 at 100.00	BBB+	2,299,300
1,650	5.000%, 1/01/35	1/26 at 100.00	BBB+	1,888,062

1,060	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	BBB+	1,137,518

2,800	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	3,071,208

5,200	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2012, 5.000%, 2/15/26 (Pre-refunded 2/15/21)	2/21 at 100.00	Aaa	5,728,632

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured (ETM)	No Opt. Call	AA (4)	2,450,248

455	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+	475,734

1,545	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	1,616,920

7,400	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA+	8,324,926

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	923,921
550	4.000%, 3/01/22	3/21 at 100.00	A–	579,200
800	4.000%, 3/01/23	3/21 at 100.00	A–	841,464
440	4.250%, 3/01/25	3/21 at 100.00	A–	463,250

1,825	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A, 5.000%, 12/01/23	12/22 at 100.00	A+	2,082,617

NUVEEN	103

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A:
$5,215	5.000%, 12/01/26	12/24 at 100.00	A+	$6,120,793
4,025	5.000%, 12/01/27	12/24 at 100.00	A+	4,704,460
3,000	5.000%, 12/01/28	12/24 at 100.00	A+	3,496,020
6,115	5.000%, 12/01/29	12/24 at 100.00	A+	7,100,677

5,035	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	6,060,932

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (4)	2,046,837

5,650	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	3/18 at 100.00	AA+ (4)	5,934,308

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,427,456
5,385	5.000%, 11/01/23 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,708,369
5,660	5.000%, 11/01/24 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+ (4)	5,999,883

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0054, 10.470%, 11/01/41, 144A (IF) (5)	11/21 at 100.00	AA+	3,051,287

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
285	5.000%, 11/15/22	No Opt. Call	A3	320,229
425	5.000%, 11/15/23	No Opt. Call	A3	487,127

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,713,530
4,500	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,336,640
4,095	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,847,743
11,540	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,620,777

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	A	2,370,107
2,380	5.000%, 7/01/20	No Opt. Call	A	2,550,479

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,098,227
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,236,268

	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31	7/22 at 100.00	A+	21,200,794
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,664,700

2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	2,706,277

6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,735,540

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	7,224,320
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	3,340,490

104	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,000	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32	8/24 at 100.00	AA–	$2,306,740

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,182,160
2,025	5.000%, 11/01/27 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,392,294
1,570	5.000%, 11/01/28 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,844,985
2,000	5.000%, 11/01/29 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,341,000
2,000	5.000%, 11/01/30 (Alternative Minimum Tax)	11/25 at 100.00	A1	2,331,760

2,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A3	2,943,829

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,228,461
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,871,096

1,310	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,370,994

4,425	New Hope Cultural Educational Finance Corp, Texas, Hospital Revenue Bonds, Children’s Health Systems, Series 2017A, 3.125%, 8/15/31	8/27 at 100.00	Aa2	4,378,847

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,360	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	4,973,278
4,710	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	5,372,509
3,930	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	4,482,794
7,025	5.000%, 8/15/27 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	8,013,136

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
2,370	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	AA+ (4)	2,627,406
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	AA+ (4)	11,057,708

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,655	5.250%, 9/01/25 (Pre-refunded 9/01/21)	9/21 at 100.00	AA+ (4)	9,711,429
5,040	5.250%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	AA+ (4)	5,655,182

1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25 (Pre-refunded 2/15/18)	2/18 at 100.00	Aaa	1,004,200

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	3/18 at 100.00	AAA	871,958

4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	5,308,653

1,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33	9/23 at 100.00	A	1,436,386

50	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	50,193

2,160	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19 (Pre-refunded 2/15/18)	2/18 at 100.00	N/R (4)	2,168,942

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,548,850

NUVEEN	105

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$4,750	Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	$5,302,757

3,250	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/22	No Opt. Call	AAA	3,730,383

16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	BBB+	18,616,812

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,705,522
2,900	4.000%, 8/15/19	No Opt. Call	A	3,002,109
3,015	4.000%, 8/15/20	No Opt. Call	A	3,138,133
3,135	4.000%, 8/15/21	No Opt. Call	A	3,301,030

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	9,957,414
299,095	Total Texas			333,299,303

	Utah – 0.5%

6,345	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,687,122

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A(4)	3,812,510
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A(4)	2,282,940
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A(4)	2,585,430

10,000	Utah State, General Obligation Bonds, Series 2009A, 5.000%, 7/01/22 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	10,170,800
23,950	Total Utah			25,538,802

	Virginia – 1.2%

10,755	Fairfax County, Virginia, General Obligation Bonds, Refunding Public Improvement Series 2016A, 4.000%, 10/01/19	No Opt. Call	AAA	11,206,602

1,645	Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Refunding Series 2016A, 3.000%, 10/01/46	10/25 at 100.00	Aa1	1,629,290

750	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32	12/22 at 100.00	N/R	771,322

1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A–	1,187,180

710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	762,220

	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
2,000	5.000%, 12/31/47 (Alternative Minimum Tax)	6/27 at 100.00	BBB	2,268,160
22,880	5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	BBB	25,868,128
10,315	5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	BBB	11,573,121

6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	7,621,503

106	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$3,650	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	$3,672,594
60,725	Total Virginia			66,560,120

	Washington – 0.9%

340	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	345,702

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	AA+ (4)	275,248

2,265	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,463,391

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	6,485,820

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
1,435	5.000%, 1/01/26	7/25 at 100.00	A	1,705,096
1,250	5.000%, 1/01/27	7/25 at 100.00	A	1,477,687

	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,295	5.000%, 11/15/22	No Opt. Call	A+	1,477,142
2,020	5.000%, 11/15/24	5/24 at 100.00	A+	2,391,579

	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,120	5.000%, 8/15/29	8/27 at 100.00	BBB	6,021,222
1,500	5.000%, 8/15/32	8/27 at 100.00	BBB	1,739,445
7,000	5.000%, 8/15/34	8/27 at 100.00	BBB	8,054,480

1,330	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	1,403,722

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
1,845	6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,970,903
2,000	6.750%, 7/01/29 (Pre-refunded 7/01/19)	7/19 at 100.00	Baa1 (4)	2,146,560

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24 (Pre-refunded 10/01/19)	10/19 at 100.00	Baa1 (4)	3,441,035

4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa2	4,774,911
41,330	Total Washington			46,173,943

	West Virginia – 0.3%

5,710	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,648,446

10,335	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	10,173,051

1,015	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,158,440

NUVEEN	107

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

$1,525	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2008E, 5.375%, 6/01/28 (Pre-refunded 12/01/18)	12/18 at 100.00	A (4)	$1,571,406
18,585	Total West Virginia			18,551,343

	Wisconsin – 3.3%

24,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	28,415,020

	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017:
4,355	5.000%, 9/30/37 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	5,014,303
5,605	5.000%, 9/30/49 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	6,393,007

5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-1, 2.625%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	5,595,645

5,400	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)	5/26 at 100.00	A–	5,461,884

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	AA–	359,659
470	5.000%, 4/01/22	No Opt. Call	AA–	531,749

	Wisconsin Health & Educational Facilities Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
590	5.000%, 12/01/26	11/24 at 100.00	AA–	695,120
3,855	5.000%, 12/01/27	11/24 at 100.00	AA–	4,504,221

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A+	1,124,815
14,395	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A+	15,796,929

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (4)	2,267,318

1,455	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B, 4.350%, 8/15/19 (ETM)	No Opt. Call	AA (4)	1,519,296

8,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29 (Pre-refunded 2/15/20)	2/20 at 100.00	AA (4)	9,353,803

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2017C:
1,310	3.250%, 2/15/33	2/27 at 100.00	A–	1,302,219
1,180	3.500%, 2/15/36	2/27 at 100.00	A–	1,188,225
5,000	5.000%, 2/15/47	2/27 at 100.00	A–	5,568,500

835	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	857,695

3,300	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	3,557,334

1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	2,028,896

4,365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,894,431

108	NUVEEN

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc., Series 2015:
$825	5.000%, 12/15/23		No Opt. Call	AA–	$961,166
1,225	5.000%, 12/15/25		12/24 at 100.00	AA–	1,440,649

8,145	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/27		5/19 at 100.00	Aa2	8,620,424

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
855	6.000%, 5/01/27 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	905,026
260	6.000%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	275,213
1,805	6.000%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	Aa2 (4)	1,910,611
495	5.750%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	N/R (4)	522,339
4,740	5.750%, 5/01/33 (Pre-refunded 5/01/19)		5/19 at 100.00	Aa2 (4)	5,001,790
35,170	6.000%, 5/01/36 (Pre-refunded 5/01/19)		5/19 at 100.00	Aa2 (4)	37,227,797

5,715	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24		5/22 at 100.00	Aa1	6,462,808

85	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24 (Pre-refunded 5/01/22)		5/22 at 100.00	N/R (4)	96,161

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
1,110	5.000%, 7/01/24 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	1,165,345
3,355	5.000%, 7/01/25 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	3,522,280
4,000	5.000%, 7/01/26 (Pre-refunded 7/01/19)		7/19 at 100.00	AA+ (4)	4,199,440
163,660	Total Wisconsin				178,741,118

	Wyoming – 0.1%

5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30		9/23 at 100.00	BBB–	5,864,815
$5,107,103	Total Municipal Bonds (cost $5,000,434,225)				5,192,754,922

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 0.3%

15,000,000	Eaton Vance Municipal Income Trust				$15,000,900
	Total Investment Companies (cost $15,000,000)				15,000,900

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$209	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/19	N/R	$132,552

57	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/55	N/R	28,060
$266	Total Corporate Bonds (cost $19,265)				160,612
	Total Long-Term Investments (cost $5,015,453,490)				5,207,916,434

NUVEEN	109

Nuveen Intermediate Duration Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provision (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.9%

	MUNICIPAL BONDS – 0.9%

	Florida – 0.6%

$33,450	Miami-Dade County School Board, Florida, Variable Rate Demand Obligations, Certificates of Participation, Series 2013, 1.940%, 8/01/27, 144A (12)	8/18 at 100.00	A-2	$33,450,000

	Missouri – 0.2%

10,000	Missouri Health and Facilities Authority, Variable Rate Demand Obligations, Medical Research Facilities Revenue Bonds, Stowers Institute for Medical Research, Tender Option Bond Floater 7001, 1.500%, 3/01/45, 144A (12)	3/18 at 100.00	F-2	10,000,000

	New York – 0.1%

3,550	New York City, New York, Variable Rate Demand Obligations, General Obligation Bonds, Fiscal 2008 Series J3, 1.330%, 8/01/23 (12)	3/18 at 100.00	VMIG-1	3,550,000
$47,000	Total Short-Term Investments (cost $47,000,000)			47,000,000
	Total Investments (cost $5,062,453,490) – 98.5%			5,254,916,434
	Other Assets Less Liabilities – 1.5%			82,266,934
	Net Assets – 100%			$5,337,183,368

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$5,192,754,922	$—	$5,192,754,922
Investments Companies	15,000,900	—	—	15,000,900
Corporate Bonds	—	—	160,612	160,612
Short-Term Investments:
Municipal Bonds	—	47,000,000	—	47,000,000
Total	$15,000,900	$5,239,754,922	$160,612	$5,254,916,434

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences

110	NUVEEN

arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

Tax cost of investments	$5,058,340,523
Gross unrealized:
Appreciation	232,466,504
Depreciation	(35,890,593)
Net unrealized appreciation (depreciation) of investments	$196,575,911

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(12)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

ETM	Escrowed to maturity.

IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

NUVEEN	111

Nuveen Limited Term Municipal Bond Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.8%

	MUNICIPAL BONDS – 99.1%

	Alabama – 2.1%

$61,240	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016A, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	A1	$64,925,423

10,935	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47	4/22 at 100.52	A1	11,777,760

6,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.850%, 6/01/34 (Mandatory put 3/24/20)	No Opt. Call	A+	5,973,960

11,710	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 1.625%, 7/15/34 (Mandatory put 10/02/18)	No Opt. Call	A+	11,665,385
89,885	Total Alabama			94,342,528

	Alaska – 0.5%

3,450	Alaska Industrial Development and Export Authority, Loan Anticipation Revenue Notes, YKHC Project, Series 2017, 3.500%, 12/01/20	12/19 at 100.00	N/R	3,508,098

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,655	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,873,179
3,565	5.000%, 1/01/26 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	4,042,924

	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1	2,702,378
1,360	5.000%, 4/01/19	No Opt. Call	A1	1,414,305

3,620	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	3/18 at 100.00	Ba2	3,700,943

3,635	Valdez, Alaska, Marine Terminal Revenue Bonds, BP Pipelines Inc. Project, Refunding Series 2003C, 5.000%, 1/01/21	No Opt. Call	A1	3,958,188
19,965	Total Alaska			21,200,015

	Arizona – 2.0%

3,380	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2015B, 5.000%, 7/01/20	No Opt. Call	AA	3,657,329

2,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/18	No Opt. Call	BBB+	2,004,820

7,785	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 (Pre-refunded 3/01/18) – AGM Insured	3/18 at 100.00	AA (4)	7,830,620

2,975	Arizona State, Certificates of Participation, Series 2010A, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	3,144,010

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
5,140	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA+	5,223,422
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA+	102,673

1,500	Chandler, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/24	No Opt. Call	AAA	1,791,945

112	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,200	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.600%, 3/01/39 (Mandatory put 5/21/20)	No Opt. Call	A+	$1,189,980

	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014:
675	5.000%, 7/01/18	No Opt. Call	AAA	686,529
335	5.000%, 7/01/19	No Opt. Call	AAA	350,839
575	5.000%, 7/01/20	No Opt. Call	AAA	619,683
765	5.000%, 7/01/21	No Opt. Call	AAA	845,356

11,000	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico Palo Verde Project, Series 2010A, 2.400%, 6/01/43 (Mandatory put 6/01/20)	No Opt. Call	BBB+	11,152,350

1,090	Maricopa County School District 33 Buckeye Elementary, Arizona, General Obligation Bonds, Refunding Series 2016, 3.000%, 7/01/20 – BAM Insured	No Opt. Call	AA	1,119,343

	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
500	4.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	516,825
575	4.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	606,010
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,677,257
750	4.000%, 7/01/22 – AGC Insured	No Opt. Call	AA	815,512

1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	A+	1,414,958

1,250	Maricopa County Unified School District 90 Saddle Mountain, Arizona, General Obligation Bonds, School Improvement Project 2013, Series 2014, 5.000%, 7/01/18 – MAC Insured	No Opt. Call	AA	1,270,725

	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
1,425	4.000%, 7/01/20	No Opt. Call	Aa2	1,507,222
2,225	4.000%, 7/01/21	No Opt. Call	Aa2	2,396,325
2,055	4.000%, 7/01/22	No Opt. Call	Aa2	2,248,417

	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,415	5.000%, 7/01/21	No Opt. Call	AA	2,678,187
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,580,659

3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,355,135

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	5,810,608
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	6,792,420

295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A–	313,499

	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
1,295	5.000%, 8/01/22	No Opt. Call	AA	1,462,301
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,308,300
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,350,540

1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,175,270

6,110	The Industrial Development Authority of the County of Maricopa, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory put 10/18/24)	No Opt. Call	AA–	7,208,945
84,375	Total Arizona			91,208,014

NUVEEN	113

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arkansas – 0.4%

$720	Bryant School District 25, Saline County, Arkansas, General Obligation Bonds, Refunding & Construction Series 2017A, 3.000%, 2/01/20	No Opt. Call	Aa2	$736,056

	Crittenden County, Arkansas, Sales and Use Tax Revenue Bonds, Series 2017:
1,000	5.000%, 3/01/19	No Opt. Call	A	1,037,050
1,200	5.000%, 3/01/20	No Opt. Call	A	1,277,316
1,400	5.000%, 3/01/21	No Opt. Call	A	1,528,450

	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/19	No Opt. Call	A+	524,095
670	5.000%, 7/01/21	No Opt. Call	A+	741,576

	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
630	4.000%, 7/01/18	No Opt. Call	N/R	632,759
890	4.000%, 7/01/19	No Opt. Call	N/R	897,458
995	4.000%, 7/01/20	No Opt. Call	N/R	1,007,258
1,020	4.000%, 7/01/21	No Opt. Call	N/R	1,034,953
1,075	4.000%, 7/01/22	No Opt. Call	N/R	1,082,923
1,180	5.250%, 7/01/27	7/23 at 100.00	N/R	1,228,474
470	5.250%, 7/01/28	7/23 at 100.00	N/R	485,374

	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A+	570,795
1,740	5.000%, 12/01/23	No Opt. Call	A+	2,024,803
2,000	5.000%, 12/01/24	No Opt. Call	A+	2,369,220
15,990	Total Arkansas			17,178,560

	California – 3.0%

10,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory put 10/01/25)	10/25 at 100.00	AA–	10,608,622

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,229,360

3,315	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2010E, 1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	A2	3,277,375

	California Infrastructure and Economic Development Bank, Revenue Bonds, Pacific Gas and Electric Company, Refunding Series 2008:
6,800	1.050%, 12/01/18	No Opt. Call	A2	6,760,696
3,500	1.750%, 11/01/26 (Mandatory put 6/01/22)	No Opt. Call	A2	3,460,275

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A–	1,746,650
2,600	5.000%, 2/01/23	No Opt. Call	A–	2,962,674
1,920	5.000%, 2/01/24	No Opt. Call	A–	2,231,366
1,700	5.000%, 2/01/25	No Opt. Call	A–	2,009,162
2,000	5.000%, 2/01/26	No Opt. Call	A–	2,389,460
1,500	5.000%, 2/01/27	No Opt. Call	A–	1,806,900

5,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 2.000%, 12/01/44 (Alternative Minimum Tax)	No Opt. Call	A–	4,995,750

3,365	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25) (Alternative Minimum Tax)	No Opt. Call	A–	3,518,579

114	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,875	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	$6,261,575

6,440	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	6,695,410

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
260	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	274,435
125	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	131,940

20,655	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	3/18 at 100.00	N/R	20,698,582

765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A–	901,086

	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Refunding Series 2016:
1,000	5.000%, 5/15/19	No Opt. Call	Baa1	1,053,590
1,000	5.000%, 5/15/20	No Opt. Call	Baa1	1,089,870

105	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014B, 3.000%, 8/01/21 (Pre-Refunded 2/01/18)	2/18 at 100.00	AA– (4)	105,107

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,260	4.000%, 1/01/18	No Opt. Call	BBB	2,260,000
2,350	5.000%, 1/01/19	No Opt. Call	BBB	2,398,716
2,470	5.000%, 1/01/20	No Opt. Call	BBB	2,566,898
2,590	5.000%, 1/01/21	No Opt. Call	BBB	2,731,207

3,510	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	3/18 at 100.00	B+	3,510,070

500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	548,420

2,760	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	3,167,983

190	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	198,730

13,020	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2014C-2, 3.000%, 7/01/25 (Mandatory put 10/01/20)	7/20 at 100.00	AAA	13,431,692

2,700	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,222,585

3,860	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB– (4)	4,117,539

110	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	127,174

3,545	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Project, Subordinate Refunding Series 2015C, 5.000%, 7/01/24	No Opt. Call	AA–	4,266,266

NUVEEN	115

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
$565	4.000%, 7/01/18	No Opt. Call	Baa1	$571,091
1,315	5.000%, 7/01/19	No Opt. Call	Baa1	1,372,597
1,225	4.000%, 7/01/20	No Opt. Call	Baa1	1,281,277
1,130	5.000%, 7/01/22	No Opt. Call	Baa1	1,262,639
980	5.000%, 7/01/23	No Opt. Call	Baa1	1,111,506
129,270	Total California			135,354,854

	Colorado – 1.8%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	2,900,755

	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
765	5.000%, 12/01/20, 144A	No Opt. Call	N/R	821,702
1,000	5.000%, 12/01/21, 144A	No Opt. Call	N/R	1,089,460
1,425	5.000%, 12/01/22, 144A	No Opt. Call	N/R	1,569,937

1,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, 5.000%, 6/01/20	No Opt. Call	BBB	1,066,840

7,245	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,553,882

16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory put 11/12/21)	No Opt. Call	BBB+	18,637,701

3,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	BBB+	3,115,266

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A:
7,575	5.000%, 2/01/19	No Opt. Call	BBB+	7,814,370
5,205	5.000%, 2/01/20	No Opt. Call	BBB+	5,501,529
4,830	5.000%, 2/01/21	No Opt. Call	BBB+	5,212,294

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
300	3.000%, 6/01/18	No Opt. Call	A–	301,872
500	4.000%, 6/01/19	No Opt. Call	A–	514,050
1,000	4.000%, 6/01/20	No Opt. Call	A–	1,043,470
2,000	5.000%, 6/01/21	No Opt. Call	A–	2,178,200
2,300	5.000%, 6/01/22	No Opt. Call	A–	2,551,896
500	5.000%, 6/01/23	No Opt. Call	A–	564,235

250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 2.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	251,005

	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
610	3.500%, 12/01/21	No Opt. Call	N/R	620,163
530	4.500%, 12/01/27	12/22 at 103.00	N/R	554,762

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A	1,592,250

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Refunding Series 2015A:
1,060	5.000%, 9/01/19	No Opt. Call	A–	1,115,237
1,175	5.000%, 9/01/20	No Opt. Call	A–	1,267,778

116	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
$2,331	3.625%, 12/01/21	No Opt. Call	N/R	$2,391,886
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,903,329

5,700	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc. Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory put 10/03/22)	No Opt. Call	A	5,623,392

1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/18, 144A	No Opt. Call	N/R	1,025,010
76,256	Total Colorado			81,782,271

	Connecticut – 2.8%

19,095	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 1.375%, 7/01/35 (Mandatory put 7/11/18)	No Opt. Call	AAA	19,095,382

19,740	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.000%, 7/01/42 (Mandatory put 7/01/19)	No Opt. Call	AAA	19,545,561

4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory put 7/01/22)	No Opt. Call	AAA	5,139,945

20,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 5.000%, 7/01/37 (Mandatory put 7/01/20)	No Opt. Call	AAA	21,615,400

25,660	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	25,513,225

18,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 1.000%, 7/01/33 (Mandatory put 2/06/19)	No Opt. Call	AAA	17,996,468

5,000	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/20	No Opt. Call	AA	5,390,150

455	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/18 at 100.00	A–	461,516

	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2014B:
1,915	4.000%, 8/01/19 – AGM Insured	No Opt. Call	AA	1,974,480
2,000	5.000%, 8/01/20 – AGM Insured	No Opt. Call	AA	2,134,360

875	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA–	999,565

	Stratford, Connecticut, General Obligation Bonds, Series 2014:
395	3.000%, 12/15/19	No Opt. Call	AA	403,963
525	5.000%, 12/15/21	No Opt. Call	AA	579,479

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,327,859
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,223,200
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,107,030
123,355	Total Connecticut			126,507,583

NUVEEN	117

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
$1,810	5.000%, 7/01/18	No Opt. Call	BBB	$1,835,684
1,905	5.000%, 7/01/19	No Opt. Call	BBB	1,980,419
2,000	5.000%, 7/01/20	No Opt. Call	BBB	2,124,680
275	5.000%, 7/01/21	No Opt. Call	BBB	297,484
5,990	Total Delaware			6,238,267

	District of Columbia – 1.3%

10,050	District of Columbia, Revenue Bonds, Georgetown University, Series 2001C, 5.250%, 4/01/34 (Mandatory put 4/01/23) (Pre-refunded 10/01/18)	10/18 at 100.00	A (4)	10,331,500

21,745	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	AA–	22,291,017

	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2016A:
22,365	5.000%, 7/01/18	No Opt. Call	AA–	22,751,467
3,000	4.000%, 7/01/19	7/18 at 100.00	AA–	3,037,560
57,160	Total District of Columbia			58,411,544

	Florida – 5.1%

	Broward County School Board, Florida, Certificates of Participation, Series 2015A:
2,535	5.000%, 7/01/19	No Opt. Call	Aa3	2,657,542
4,000	5.000%, 7/01/20	No Opt. Call	Aa3	4,320,040

	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (Alternative Minimum Tax)	No Opt. Call	A+	5,893,500
5,000	5.000%, 10/01/25 (Alternative Minimum Tax)	No Opt. Call	A+	5,991,700
2,295	5.000%, 10/01/26 (Alternative Minimum Tax)	10/25 at 100.00	A+	2,750,190
4,110	5.000%, 10/01/27 (Alternative Minimum Tax)	10/25 at 100.00	A+	4,880,132

	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,080	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,171,206
1,585	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,761,728
1,000	5.000%, 10/01/23 (Alternative Minimum Tax)	No Opt. Call	A+	1,158,480

	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
740	1.400%, 9/01/18 – AGM Insured	No Opt. Call	AA	738,883
990	1.650%, 9/01/19 – AGM Insured	No Opt. Call	AA	988,060
965	1.900%, 9/01/20 – AGM Insured	No Opt. Call	AA	966,486
1,005	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	1,010,306
1,260	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,266,401

	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
5,030	5.000%, 6/01/20	12/19 at 100.00	AA	5,332,907
18,050	5.000%, 6/01/22	12/21 at 100.00	AA	20,134,775
3,775	5.000%, 6/01/25	12/24 at 100.00	AA	4,462,465

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
3,840	5.000%, 6/01/18	No Opt. Call	AA	3,894,989
365	5.000%, 6/01/19	No Opt. Call	AA	381,564

118	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	City of Orlando, Florida, Senior Tourist Development Tax Refunding Revenue Bonds, 6th Cent Contract Payments, Series 2017A:
$2,000	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	$2,419,640
5,500	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	6,606,380

6,600	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company Project, Refunding Series 2003, 1.150%, 6/01/23 (Mandatory put 6/21/18)	No Opt. Call	A2	6,579,804

2,095	Escambia County, Florida, Pollution Control Revenue Bonds, Gulf Power Company, Refunding Series 1997, 2.100%, 7/01/22 (Mandatory put 4/11/19)	No Opt. Call	A2	2,087,919

5,880	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/20	No Opt. Call	A+	6,383,152

2,655	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	2,882,188

20,930	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	N/R	21,831,246

2,215	Hillsborough County School District, Florida, Sales Tax Revenue Refunding Bonds, Series 2015B, 5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,404,538

	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
1,000	5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	1,120,750
3,105	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,643,003
2,525	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,055,805
2,275	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,783,189
2,000	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,445,460
2,750	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,342,075
2,300	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,778,216

2,525	Manatee County, Florida, Revenue Bonds, Refunding & Improvement Series 2013, 5.000%, 10/01/20	No Opt. Call	AA+	2,747,427

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (Alternative Minimum Tax)	6/20 at 100.00	Baa2	364,766

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
3,040	5.000%, 7/01/20	No Opt. Call	A+	3,271,618
2,275	5.000%, 7/01/21	No Opt. Call	A+	2,507,482
1,775	5.000%, 7/01/22	No Opt. Call	A+	2,010,152
4,000	5.000%, 7/01/23	No Opt. Call	A+	4,632,720

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1 & 2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	A–	3,808,403
4,000	3.750%, 12/01/18	No Opt. Call	A–	4,089,560

2,770	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015D, 5.000%, 2/01/20	No Opt. Call	A+	2,951,103

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E:
1,705	5.000%, 4/01/18	No Opt. Call	AA–	1,720,004
1,790	5.000%, 4/01/19	No Opt. Call	AA–	1,861,940
1,880	5.000%, 4/01/20	No Opt. Call	AA–	2,017,296

7,730	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A	8,185,838

NUVEEN	119

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$10,000	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/27 (Mandatory put 10/01/20)	No Opt. Call	AA	$10,866,900

915	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1988, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	A+ (4)	942,871

85	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (4)	94,837

4,915	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	5,498,951

	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
550	5.000%, 9/01/20	No Opt. Call	A+	594,176
500	5.000%, 9/01/22	No Opt. Call	A+	565,950
510	5.000%, 9/01/23	No Opt. Call	A+	589,132

2,360	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007B, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–	2,389,760

3,060	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/19	No Opt. Call	AA	3,193,600

1,620	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/19	No Opt. Call	AA	1,714,057

	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
1,280	5.000%, 8/15/21	No Opt. Call	AA–	1,412,365
440	5.000%, 8/15/22	No Opt. Call	AA–	495,233
1,760	5.000%, 8/15/23	No Opt. Call	AA–	2,018,984
2,000	5.000%, 8/15/24	No Opt. Call	AA–	2,318,980
5,500	5.000%, 8/15/25	No Opt. Call	AA–	6,443,910

5,730	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,966,649

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
1,085	5.000%, 9/01/18	No Opt. Call	A+	1,109,868
3,475	5.000%, 9/01/19	No Opt. Call	A+	3,660,774
865	5.000%, 9/01/20	No Opt. Call	A+	934,935
770	5.000%, 9/01/21	No Opt. Call	A+	853,376

545	Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series 2015, 5.000%, 4/01/21	No Opt. Call	A–	594,660

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 6.610%, 5/01/39	3/18 at 100.00	N/R	109,991

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)	5/19 at 100.00	N/R	316,244

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	89,867

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/18 (6)	No Opt. Call	N/R	2

460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	5/18 at 100.00	N/R	368,497

280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	5/18 at 100.00	N/R	184,699

120	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	5/18 at 100.00	N/R	$3
213,765	Total Florida			234,622,299

	Georgia – 1.7%

2,780	Buford, Georgia, General Obligation Bonds, Series 2015, 4.000%, 1/01/19 (ETM)	No Opt. Call	Aa1 (4)	2,849,750

15,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2008, 1.650%, 11/01/48 (Mandatory put 6/18/21)	No Opt. Call	A+	14,734,398

	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Vogtle Plant, First Series 2012:
7,000	1.850%, 12/01/49 (Mandatory put 8/22/19)	No Opt. Call	AA–	6,941,830
3,000	1.850%, 12/01/49 (Mandatory put 8/22/19)	No Opt. Call	A+	2,975,070

3,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1994, 2.200%, 10/01/32 (Mandatory put 4/02/19)	No Opt. Call	A+	2,998,500

3,000	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004B, 1.875%, 4/01/33 (Mandatory put 10/01/19)	No Opt. Call	A–	3,008,970

1,515	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,732,251

8,000	Floyd County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Hammond Project, First Series 2010, 2.350%, 7/01/22 (Mandatory put 12/11/20)	No Opt. Call	A+	7,975,120

20	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	A+	20,000

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21 (Pre-refunded 1/01/19)	1/19 at 100.00	AAA	2,158,867

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20 (Pre-refunded 5/01/19)	5/19 at 100.00	AAA	11,967,270

55	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992N, 6.250%, 7/01/18 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	56,290

2,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Scherer Plant, Series 2009-2, 2.350%, 10/01/48 (Mandatory put 12/11/20)	No Opt. Call	A+	1,994,900

3,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Gulf Power Company – Scherer Project, First Series 2010, 1.400%, 6/01/49 (Mandatory put 9/19/19)	No Opt. Call	A2	3,689,325

7,630	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A	7,630,000

3,005	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/19	No Opt. Call	AA–	3,173,070

5,270	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Agnes Scott College, Refunding Series 2015B, 2.500%, 6/01/30 (Mandatory put 6/01/19)	3/19 at 100.00	A+	5,289,762

580	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.000%, 10/01/20	No Opt. Call	Baa2	622,520
79,400	Total Georgia			79,817,893

	Hawaii – 1.0%

15,530	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (Alternative Minimum Tax)	No Opt. Call	A–	15,943,409

NUVEEN	121

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Hawaii (continued)

$6,295	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA+	$6,493,544

120	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (4)	123,662

3,165	Hawaii State, General Obligation Bonds, Series 2013EH, 5.000%, 8/01/21	No Opt. Call	AA+	3,523,689

	Hawaii State, General Obligation Bonds, Series 2013EH:
6,850	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (4)	7,623,776
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (4)	72,342

1,490	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	A–	1,552,535

5,740	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	7,075,583

2,150	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,600,167
41,405	Total Hawaii			45,008,707

	Idaho – 0.2%

9,240	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BB+	9,228,450

	Illinois – 12.6%

	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
600	3.000%, 2/01/18 – AGM Insured	No Opt. Call	AA	600,468
250	4.000%, 2/01/19 – AGM Insured	No Opt. Call	AA	255,033
250	4.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	259,760
250	4.000%, 2/01/21 – AGM Insured	No Opt. Call	AA	263,700
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	619,092
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,504,359
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,705,609

780	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20 (ETM)	No Opt. Call	BBB– (4)	820,326

2,645	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.125%, 11/01/25 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB– (4)	2,884,822

423	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	412,125

	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
297	1.200%, 3/01/18 – BAM Insured	No Opt. Call	AA	296,549
320	1.500%, 3/01/19 – BAM Insured	No Opt. Call	AA	317,552
393	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	385,832
237	1.700%, 3/01/20 – BAM Insured	No Opt. Call	AA	232,677
480	1.900%, 3/01/21 – BAM Insured	No Opt. Call	AA	469,037
295	2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	287,416

19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	B	23,527,927

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
5,000	5.000%, 12/01/19	No Opt. Call	B	5,177,650
7,080	5.000%, 12/01/20	No Opt. Call	B	7,393,219
8,340	5.000%, 12/01/21	No Opt. Call	B	8,783,938
12,000	5.000%, 12/01/22	No Opt. Call	B	12,733,080

122	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013A, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	$5,439,950

13,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2016B, 5.000%, 1/01/20	No Opt. Call	A	13,827,190

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B:
2,755	5.000%, 1/01/20	No Opt. Call	A	2,930,301
1,885	5.000%, 1/01/21	No Opt. Call	A	2,057,760

2,905	Chicago, Illinois, General Obligation Bonds, Modern Schools Across Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	3/18 at 100.00	BBB+	2,914,790

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,670	5.000%, 1/01/26	1/19 at 100.00	BBB+	1,702,648
2,395	5.000%, 1/01/27	1/19 at 100.00	BBB+	2,441,343

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
6,230	5.000%, 1/01/23	No Opt. Call	BBB+	6,794,874
7,230	5.000%, 1/01/24	No Opt. Call	BBB+	7,934,708
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,645,474
1,840	5.000%, 1/01/26	No Opt. Call	BBB+	2,043,210

2,025	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/20	No Opt. Call	A+	2,165,656

	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,000	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,152,590
1,800	5.000%, 12/01/25 – BAM Insured	12/24 at 100.00	AA	2,091,384

	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A:
3,905	5.000%, 12/01/19	No Opt. Call	AAA	4,138,675
2,825	5.000%, 12/01/22	No Opt. Call	AAA	3,236,603

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA–	5,166,812

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA–	3,406,030

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA–	3,794,047
3,000	5.000%, 11/15/33	11/22 at 100.00	AA–	3,248,490

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
1,800	5.000%, 11/15/18	No Opt. Call	AA–	1,849,428
2,940	5.000%, 11/15/19	No Opt. Call	AA–	3,104,081

375	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 1.550%, 3/01/19 – BAM Insured	No Opt. Call	AA	372,458

	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
725	1.550%, 3/01/19 – BAM Insured	No Opt. Call	AA	718,584
760	1.800%, 3/01/20 – BAM Insured	No Opt. Call	AA	748,045
795	2.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	777,947
835	2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	818,726

10,695	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	10,668,690

10,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 1.650%, 7/01/25 (Mandatory put 2/01/19)	No Opt. Call	AA+	10,000,000

NUVEEN	123

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$19,475	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)	No Opt. Call	Aa3	$19,683,577

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory put 11/01/21)	No Opt. Call	A	11,020,664

1,010	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/20	No Opt. Call	AA+	1,092,648

1,280	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.000%, 1/01/20 (Pre-refunded 4/14/18) – AGM Insured	4/18 at 100.00	N/R (4)	1,290,944

950	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Series 2010, 5.000%, 2/15/21 (Pre-refunded 2/15/20)	2/20 at 100.00	A– (4)	1,015,094

10,080	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory put 4/29/22)	No Opt. Call	AA+	10,171,224

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012:
1,090	5.000%, 9/01/18	No Opt. Call	BBB–	1,107,287
930	5.000%, 9/01/19	No Opt. Call	BBB–	964,791
8,665	5.000%, 9/01/27	9/22 at 100.00	BBB–	9,409,323

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
325	5.000%, 9/01/19	No Opt. Call	BBB–	337,158
770	5.000%, 9/01/20	No Opt. Call	BBB–	814,745
350	5.000%, 9/01/21	No Opt. Call	BBB–	376,985
770	5.000%, 9/01/22	No Opt. Call	BBB–	843,158
620	5.000%, 9/01/23	No Opt. Call	BBB–	688,188
2,240	5.000%, 9/01/24	No Opt. Call	BBB–	2,517,222
865	5.000%, 9/01/25	9/24 at 100.00	BBB–	969,829

2,055	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21 (Pre-refunded 8/15/18)	8/18 at 100.00	AA (4)	2,106,786

	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,500	5.000%, 12/01/21	No Opt. Call	A3	2,751,125
2,770	5.000%, 12/01/22	No Opt. Call	A3	3,105,475

	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
855	5.000%, 7/01/21	No Opt. Call	A	939,380
1,000	5.000%, 7/01/23	No Opt. Call	A	1,141,740
920	5.000%, 7/01/24	No Opt. Call	A	1,069,058

1,175	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A, 5.000%, 7/01/18	No Opt. Call	A	1,193,953

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,715	5.000%, 11/15/20	No Opt. Call	A	1,850,639
1,100	5.000%, 11/15/21	No Opt. Call	A	1,213,542

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
4,145	5.000%, 2/15/20	No Opt. Call	BBB	4,369,535
5,605	5.000%, 2/15/21	No Opt. Call	BBB	6,036,473
5,395	5.000%, 2/15/22	No Opt. Call	BBB	5,919,340
4,000	5.000%, 2/15/23	No Opt. Call	BBB	4,463,120

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A:
1,000	5.000%, 11/15/18	No Opt. Call	A+	1,027,900
1,190	5.000%, 11/15/20	No Opt. Call	A+	1,288,603

124	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
$875	5.000%, 8/15/18 – AGM Insured (ETM)	No Opt. Call	AA (4)	$894,372
405	5.250%, 8/15/19 – AGM Insured (ETM)	No Opt. Call	AA (4)	428,692

830	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	A+	976,561

	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,000	5.000%, 8/15/19	No Opt. Call	BBB	1,037,080
1,400	5.000%, 8/15/21	No Opt. Call	BBB	1,510,208
1,000	5.000%, 8/15/22	No Opt. Call	BBB	1,096,440
1,000	5.000%, 8/15/24	No Opt. Call	BBB	1,127,500
2,000	5.000%, 8/15/25	No Opt. Call	BBB	2,283,660
3,000	5.000%, 8/15/26	No Opt. Call	BBB	3,454,980

	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A:
1,045	5.000%, 10/01/19	No Opt. Call	AA+	1,104,555
2,200	5.000%, 10/01/20	No Opt. Call	AA+	2,388,254

5,345	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	AA+	5,802,372

	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
3,000	5.000%, 2/01/18	No Opt. Call	A1	3,008,550
3,000	5.000%, 2/01/19	No Opt. Call	A1	3,108,840
4,035	5.000%, 2/01/20	No Opt. Call	A1	4,293,684
10,890	5.000%, 2/01/21	No Opt. Call	A1	11,887,633
5,035	5.000%, 2/01/22	No Opt. Call	A1	5,632,000
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,076,554

	Illinois State, General Obligation Bonds, February Series 2014:
655	5.000%, 2/01/19	No Opt. Call	BBB	670,956
1,390	5.000%, 2/01/20	No Opt. Call	BBB	1,446,698
4,175	5.000%, 2/01/22	No Opt. Call	BBB	4,437,065

3,320	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,489,353

	Illinois State, General Obligation Bonds, November Series 2017D:
10,000	5.000%, 11/01/22	No Opt. Call	BBB	10,715,600
15,500	5.000%, 11/01/23	No Opt. Call	BBB	16,715,355

	Illinois State, General Obligation Bonds, October Series 2016:
10,000	5.000%, 2/01/20	No Opt. Call	BBB	10,407,900
8,000	5.000%, 2/01/21	No Opt. Call	BBB	8,418,720

1,290	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.250%, 1/01/20	No Opt. Call	BBB	1,346,799

	Illinois State, General Obligation Bonds, Refunding Series 2010:
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	4,995,000
14,720	5.000%, 1/01/24	1/20 at 100.00	BBB	15,256,838

4,120	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/20	No Opt. Call	BBB	4,323,899

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	3/18 at 100.00	AA	1,002,210

	Illinois State, General Obligation Bonds, Series 2013:
4,120	5.000%, 7/01/21	No Opt. Call	BBB	4,360,526
3,140	5.500%, 7/01/25	7/23 at 100.00	BBB	3,469,606

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
4,600	5.000%, 6/15/18	No Opt. Call	AA+	4,666,056
6,220	5.000%, 6/15/19	No Opt. Call	AA+	6,489,886

NUVEEN	125

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
$1,615	5.000%, 12/01/20	No Opt. Call	AA–	$1,763,305
1,750	5.000%, 12/01/21	No Opt. Call	AA–	1,957,742
2,100	5.000%, 12/01/22	No Opt. Call	AA–	2,401,728

11,910	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA–	13,941,012

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,500	5.000%, 1/01/26	No Opt. Call	AA+	3,010,600
5,030	5.000%, 1/01/27	1/26 at 100.00	AA+	6,004,412

	Kane, Cook and DuPage Counties School District 46, Elgin, Illinois, General Obligation Bonds, Refunding Series 2015C:
1,000	4.000%, 1/01/18	No Opt. Call	AA–	1,000,000
1,250	5.000%, 1/01/19	No Opt. Call	AA–	1,290,625

	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	1,090,446
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,136,140
1,035	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,200,393
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,493,411

	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
1,250	4.000%, 12/01/18 – BAM Insured	No Opt. Call	AA	1,273,588
3,225	4.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	3,334,844
2,100	4.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	2,202,354

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
725	5.000%, 12/15/25	No Opt. Call	BB+	820,845
1,925	5.000%, 12/15/26	No Opt. Call	BB+	2,197,599
360	5.000%, 12/15/27	No Opt. Call	BB+	413,518
1,945	5.000%, 12/15/28	12/27 at 100.00	BB+	2,227,025
650	5.000%, 12/15/30	12/27 at 100.00	BB+	734,818

1,900	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA	1,490,132

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
6,455	5.000%, 6/01/18	No Opt. Call	A	6,550,082
10,815	5.000%, 6/01/19	No Opt. Call	A	11,318,114
6,025	5.250%, 6/01/20	No Opt. Call	A	6,517,664
280	5.250%, 6/01/21	No Opt. Call	A	311,816

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,707,937
2,000	5.000%, 6/01/23	No Opt. Call	A	2,249,380
2,500	5.000%, 6/01/24	No Opt. Call	A	2,847,400
5,920	5.000%, 6/01/25	No Opt. Call	A	6,820,314

2,750	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	3,016,062

126	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$2,975	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	$3,130,146

	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,010	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,015,908
1,135	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,159,856
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,026,980
1,260	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,299,816
1,210	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,252,023

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc. Obligated Group, Series 2017A:
2,365	5.000%, 2/15/26	No Opt. Call	AA–	2,795,075
3,500	5.000%, 2/15/27	No Opt. Call	AA–	4,163,075

	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,665	5.000%, 3/01/19	No Opt. Call	A	2,758,115
2,495	5.000%, 3/01/20	No Opt. Call	A	2,655,204
2,125	5.000%, 3/01/21	No Opt. Call	A	2,316,548
2,550	5.000%, 3/01/22	No Opt. Call	A	2,837,716

2,415	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012, 4.000%, 11/01/19	No Opt. Call	A+	2,503,413

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
1,090	5.750%, 6/01/26	6/18 at 100.00	AA	1,107,298
1,035	5.750%, 6/01/27	6/18 at 100.00	AA	1,051,042

	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
1,450	0.000%, 2/01/21	No Opt. Call	A+	1,336,741
6,220	0.000%, 2/01/22	No Opt. Call	A+	5,548,800
6,820	0.000%, 2/01/23	No Opt. Call	A+	5,901,210
538,170	Total Illinois			574,406,845

	Indiana – 4.5%

	Carmel Local Public Improvement Bond Bank, Indiana, Multipurpose Revenue Bonds, Series 2016:
700	4.000%, 7/15/18	No Opt. Call	AA	709,674
750	5.000%, 1/15/19	No Opt. Call	AA	777,045
1,215	5.000%, 7/15/19	No Opt. Call	AA	1,277,694
1,000	5.000%, 1/15/20	No Opt. Call	AA	1,067,130
815	5.000%, 7/15/20	No Opt. Call	AA	882,890

	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Refunding Series 2015D:
1,190	5.000%, 1/15/18	No Opt. Call	AA+	1,191,452
1,250	5.000%, 7/15/18	No Opt. Call	AA+	1,273,888
2,250	5.000%, 1/15/19	No Opt. Call	AA+	2,331,855
2,000	5.000%, 1/15/20	No Opt. Call	AA+	2,132,600
1,000	5.000%, 7/15/20	No Opt. Call	AA+	1,082,000

NUVEEN	127

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016:
$1,515	3.000%, 1/15/18	No Opt. Call	AA+	$1,515,758
1,655	4.000%, 7/15/19	No Opt. Call	AA+	1,712,362
1,890	3.000%, 1/15/20	No Opt. Call	AA+	1,932,034
1,540	4.000%, 7/15/20	No Opt. Call	AA+	1,620,003
1,590	4.000%, 1/15/21	No Opt. Call	AA+	1,686,990
2,200	5.000%, 1/15/22	No Opt. Call	AA+	2,452,692

1,800	Indiana Development Finance Authority, Solid Waste Disposal Revenue Refunding Bonds, Waste Management Inc. Project, Series 2001, 1.750%, 10/01/31 (Mandatory put 10/01/18) (Alternative Minimum Tax)	No Opt. Call	A–	1,800,108

360	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	B–	364,291

635	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A, 5.000%, 8/15/18	No Opt. Call	AA–	648,386

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,495	5.000%, 3/01/19 (ETM)	No Opt. Call	N/R (4)	1,554,277
2,120	5.000%, 3/01/20 (ETM)	No Opt. Call	N/R (4)	2,267,785

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,075	4.000%, 10/01/20	No Opt. Call	BBB+	1,123,010
435	4.000%, 10/01/21	No Opt. Call	BBB+	460,569
130	5.000%, 10/01/23	No Opt. Call	BBB+	147,211

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
845	5.000%, 5/01/19	No Opt. Call	AA–	882,805
745	5.000%, 5/01/20	No Opt. Call	AA–	800,502
1,955	5.000%, 5/01/21	No Opt. Call	AA–	2,157,479

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A:
20	5.000%, 5/01/19 (ETM)	No Opt. Call	N/R (4)	20,895
20	5.000%, 5/01/20 (ETM)	No Opt. Call	N/R (4)	21,490
45	5.000%, 5/01/21 (ETM)	No Opt. Call	N/R (4)	49,691

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
535	5.000%, 10/01/18	No Opt. Call	AA	548,760
375	5.000%, 10/01/19	No Opt. Call	AA	396,439
785	5.000%, 10/01/20	No Opt. Call	AA	851,293

	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
1,400	5.000%, 10/01/19	No Opt. Call	AA	1,480,038
680	5.000%, 10/01/20	No Opt. Call	AA	736,474
590	5.000%, 10/01/23	No Opt. Call	AA	683,155
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,177,320
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,144,070
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,473,579
800	5.000%, 10/01/27	10/24 at 100.00	AA	948,480

3,395	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-10, 1.500%, 11/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA	3,367,263

128	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$3,370	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-4, 1.500%, 10/01/27 (Mandatory put 5/01/20)	No Opt. Call	AA+	$3,342,467

260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA–	281,715

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	AA–	1,718,281
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	AA–	3,951,031

8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA–	9,495,760

10,215	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,313,774

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
300	4.000%, 10/01/18	No Opt. Call	A	305,346
285	5.000%, 10/01/19	No Opt. Call	A	300,635
350	5.000%, 10/01/20	No Opt. Call	A	378,480
450	5.000%, 10/01/21	No Opt. Call	A	498,627
460	5.000%, 10/01/22	No Opt. Call	A	521,263
610	5.000%, 10/01/23	No Opt. Call	A	703,098
420	5.000%, 10/01/24	No Opt. Call	A	493,034
505	5.000%, 10/01/25	10/24 at 100.00	A	588,002
760	5.000%, 10/01/26	10/24 at 100.00	A	882,337

	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
1,910	5.000%, 10/01/21	No Opt. Call	A	2,116,395
4,400	5.000%, 10/01/22	No Opt. Call	A	4,981,724
10,000	5.000%, 10/01/23	No Opt. Call	A	11,543,700

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
400	4.000%, 4/01/18	No Opt. Call	Baa3	401,264
550	3.000%, 4/01/19	No Opt. Call	Baa3	551,122

11,500	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	11,504,255

1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,102,030

2,665	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2008D, 2.050%, 4/01/25 (Mandatory put 6/01/21)	No Opt. Call	A–	2,655,379

13,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	N/R	13,095,550

	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
250	4.000%, 2/01/18	No Opt. Call	A	250,478
520	4.000%, 2/01/19	No Opt. Call	A	532,880
800	5.000%, 2/01/20	No Opt. Call	A	847,080
640	5.000%, 2/01/21	No Opt. Call	A	694,426
1,595	4.000%, 2/01/24	No Opt. Call	A	1,760,338

NUVEEN	129

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$7,500	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 2.375%, 9/01/55 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	Aa3	$7,502,775

32,285	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)	No Opt. Call	A1	32,500,664

10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)	No Opt. Call	A1	11,368,900

10,320	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc. Project, Series 2016A, 5.000%, 3/01/46 (Mandatory put 3/01/23)	No Opt. Call	A1	11,776,358

	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Refunding Series 2014B:
2,020	3.000%, 7/15/19	No Opt. Call	AA–	2,064,198
1,240	4.000%, 1/15/20	No Opt. Call	AA–	1,297,524
190,740	Total Indiana			204,072,327

	Iowa – 0.8%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,150	4.000%, 1/01/18 – AGM Insured (ETM)	No Opt. Call	A2 (4)	1,150,000
1,330	5.000%, 1/01/19 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,376,444
1,380	5.000%, 1/01/20 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,470,901

1,245	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011, 5.000%, 1/01/22 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	AA (4)	1,364,831

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
9,730	5.000%, 12/01/19	No Opt. Call	B	10,086,702
7,270	5.500%, 12/01/22	12/18 at 100.00	B	7,415,473
4,900	5.250%, 12/01/25	12/23 at 100.00	B	5,224,723

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016:
2,000	5.875%, 12/01/26, 144A	6/18 at 105.00	B	2,115,960
4,775	5.875%, 12/01/27, 144A	6/19 at 105.00	B	5,114,646

3,330	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A, 5.000%, 6/01/18 (ETM)	No Opt. Call	AA (4)	3,379,484
37,110	Total Iowa			38,699,164

	Kansas – 0.2%

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
185	5.000%, 1/01/20	No Opt. Call	AA–	197,073
200	5.000%, 1/01/23	1/20 at 100.00	AA–	213,336

1,090	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	1,160,686

1,295	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/23 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (4)	1,378,981

	Topeka Public Building Commission, Kansas, Revenue Bonds, Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	A+	2,321,105
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	A+	3,044,453

130	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
$625	4.000%, 9/01/18	No Opt. Call	A+	$635,438
2,000	5.000%, 9/01/20	No Opt. Call	A+	2,166,060
10,585	Total Kansas			11,117,132

	Kentucky – 2.6%

18,500	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.050%, 9/01/42 (Mandatory put 9/01/19)	No Opt. Call	A1	18,208,255

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,500	5.000%, 6/01/21	No Opt. Call	BBB	1,619,805
1,375	5.000%, 6/01/22	No Opt. Call	BBB	1,510,451
6,000	5.000%, 6/01/24	No Opt. Call	BBB	6,780,900
4,200	5.000%, 6/01/25	No Opt. Call	BBB	4,799,256

8,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory put 11/10/21)	No Opt. Call	BBB+	8,822,866

6,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 112, Refunding Series 2016B, 5.000%, 11/01/19	No Opt. Call	A1	6,350,220

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	A1	3,802,425

	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,025	5.000%, 12/01/19	No Opt. Call	BBB+	5,305,244
2,100	3.500%, 12/01/20	No Opt. Call	BBB+	2,172,933
3,025	5.000%, 12/01/23	6/22 at 100.00	BBB+	3,362,983
2,970	5.000%, 12/01/24	6/22 at 100.00	BBB+	3,293,968

4,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007A, 1.250%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	A1	3,961,040

6,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Refunding Series 2007B, 1.250%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	A1	6,436,690

13,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	13,475,160

10,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.500%, 10/01/33 (Mandatory put 4/01/19)	No Opt. Call	A1	9,965,600

2,015	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 2.200%, 2/01/35 (Mandatory put 8/01/19)	8/19 at 100.00	A1	2,022,455

	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
1,025	5.000%, 3/01/18	No Opt. Call	A3	1,030,320
2,670	5.250%, 3/01/19	No Opt. Call	A3	2,773,115
1,150	6.000%, 3/01/20	No Opt. Call	A3	1,245,530
1,205	6.000%, 3/01/21	No Opt. Call	A3	1,348,347

NUVEEN	131

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

$3,090	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	$3,085,736

3,250	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 1.050%, 9/01/26 (Mandatory put 3/01/18)	No Opt. Call	A1	3,246,620

3,875	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A+	4,362,475
115,430	Total Kentucky			118,982,394

	Louisiana – 5.4%

14,075	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	14,140,167

2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Road & Street Improvement, Refunding Series 2015, 5.000%, 8/01/22	No Opt. Call	AA–	2,416,467

9,385	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Variable Rate Demand Obligation Series 2011A, 1.602%, 2/01/46 (Mandatory put 8/01/18) (1-Month LIBOR*70% reference rate + 0.50% spread) (7)	3/18 at 100.00	AA	9,384,155

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014:
2,500	5.000%, 7/15/19	No Opt. Call	AA+	2,623,950
2,070	5.000%, 7/15/20	No Opt. Call	AA+	2,233,302

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
1,745	5.000%, 6/01/18	No Opt. Call	A1	1,769,395
2,350	5.000%, 6/01/19	No Opt. Call	A1	2,455,280
2,095	5.000%, 6/01/20	No Opt. Call	A1	2,248,333
2,000	5.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	2,202,420
2,595	5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,922,074

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,375	5.000%, 6/01/23	No Opt. Call	A1	38,337,529
9,000	5.000%, 6/01/24	No Opt. Call	A1	10,516,590

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015:
1,545	5.000%, 8/01/19	No Opt. Call	AA	1,626,004
2,245	5.000%, 8/01/24	No Opt. Call	AA	2,632,465

350	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	361,812

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
2,700	6.500%, 12/15/18 (6)	No Opt. Call	N/R	1,890,000
435	6.000%, 12/15/37 (6)	3/18 at 100.00	N/R	304,500

20,495	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	20,691,342

132	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Woman’s Hospital Foundation Project, Refunding Series 2017A:
$1,000	3.000%, 10/01/22	No Opt. Call	A	$1,038,950
1,800	5.000%, 10/01/23	No Opt. Call	A	2,069,586
1,070	5.000%, 10/01/24	No Opt. Call	A	1,248,562
1,500	4.000%, 10/01/25	No Opt. Call	A	1,664,985

	Louisiana Public Facilities Authority, Revenue Bonds, Hurricane Recovery Program, Refunding Series 2014:
1,785	5.000%, 6/01/19	No Opt. Call	A1	1,866,753
5,015	5.000%, 6/01/20	No Opt. Call	A1	5,391,927

1,040	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A3	1,167,993

	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A:
1,180	5.000%, 12/15/20	No Opt. Call	A	1,286,932
1,630	5.000%, 12/15/21	No Opt. Call	A	1,822,063

	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc. – Student Housing Project, Refunding Series 2014:
585	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	649,707
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	659,825
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,680,101
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,843,570

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
620	5.000%, 7/01/18	No Opt. Call	AA–	629,877
1,600	5.000%, 7/01/19	No Opt. Call	AA–	1,672,736
1,115	5.000%, 7/01/20	No Opt. Call	AA–	1,202,215
7,245	5.000%, 7/01/26	7/23 at 100.00	AA–	8,342,110

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
2,500	5.000%, 5/01/29	11/27 at 100.00	AA	3,075,800
3,000	5.000%, 5/01/30	11/27 at 100.00	AA	3,673,260
3,070	5.000%, 5/01/31	11/27 at 100.00	AA	3,734,993

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
80	5.000%, 5/01/19	No Opt. Call	AA	83,612
85	5.000%, 5/01/20	No Opt. Call	AA	91,616
3,560	5.000%, 5/01/21	No Opt. Call	AA	3,948,218

7,000	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA–	7,963,480

10,000	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa3	10,524,300

900	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19 (ETM)	No Opt. Call	N/R (4)	947,187

6,000	Louisiana State, General Obligation Bonds, Series 2014A, 5.000%, 2/01/20	No Opt. Call	AA–	6,399,900

6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA–	7,228,213

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	AA–	3,027,796
2,500	5.000%, 12/01/20	No Opt. Call	AA–	2,722,150
3,600	5.000%, 12/01/21	No Opt. Call	AA–	4,012,920

	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
885	4.000%, 12/01/18	No Opt. Call	AA–	903,638
1,025	4.000%, 12/01/19	No Opt. Call	AA–	1,065,980
1,500	5.000%, 12/01/20	No Opt. Call	AA–	1,633,290
2,000	5.000%, 12/01/21	No Opt. Call	AA–	2,229,400

NUVEEN	133

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$7,900	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	$8,600,414

1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/18	No Opt. Call	A	1,014,020

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,000	5.000%, 6/01/24	No Opt. Call	A	1,167,210
525	5.000%, 6/01/26	6/25 at 100.00	A	622,645

1,100	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A–	1,164,537

6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	6,858,956

2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	A	2,521,494

	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016:
580	5.000%, 3/01/19 – BAM Insured	No Opt. Call	AA	601,628
1,000	3.000%, 3/01/21 – BAM Insured	No Opt. Call	AA	1,028,610
1,000	5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,116,640

	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,869,594
1,680	5.000%, 7/01/22	No Opt. Call	A+	1,871,873
224,885	Total Louisiana			244,697,051

	Maryland – 1.5%

6,240	Baltimore County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	6,368,045

8,155	Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series 2006B, 2.550%, 12/01/25 (Mandatory put 6/01/20)	No Opt. Call	BBB	8,191,045

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
835	4.000%, 6/01/18 – AGM Insured	No Opt. Call	AA	843,375
675	4.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	696,641
660	4.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	694,742
725	4.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	776,787

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	BBB	592,882
1,000	5.000%, 7/01/22	No Opt. Call	BBB	1,121,480
250	5.000%, 7/01/23	No Opt. Call	BBB	285,485
500	5.000%, 7/01/24	No Opt. Call	BBB	580,030

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014:
6,190	5.000%, 7/01/18	No Opt. Call	BBB	6,286,131
4,000	5.000%, 7/01/19	No Opt. Call	BBB	4,180,640

5,155	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2008, 5.000%, 7/15/18	No Opt. Call	AAA	5,255,162

27,740	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2015A-2, 5.000%, 8/01/20	No Opt. Call	AAA	30,119,537

134	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$1,895	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 45 Series 2017C-3, 2.500%, 11/01/24	5/19 at 100.00	N/R	$1,901,386

1,270	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 70 Series 2017C-2, 3.000%, 11/01/25	5/20 at 100.00	N/R	1,277,366

845	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, TEMPS 85 Series 2017C-1, 3.500%, 11/01/26	5/20 at 100.00	N/R	849,859
66,675	Total Maryland			70,020,593

	Massachusetts – 1.3%

	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
595	5.000%, 7/01/19	No Opt. Call	BB+	618,378
375	5.000%, 7/01/20	No Opt. Call	BB+	398,284
555	5.000%, 7/01/21	No Opt. Call	BB+	601,342
690	5.000%, 7/01/22	No Opt. Call	BB+	760,435
625	5.000%, 7/01/23	No Opt. Call	BB+	697,606
735	5.000%, 7/01/24	No Opt. Call	BB+	829,014
795	5.000%, 7/01/25	7/24 at 100.00	BB+	897,698

5,040	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East, Series 2009C, 6.250%, 11/15/32	5/19 at 100.00	AA–	5,376,067

760	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Refunding Series 2009A, 5.000%, 11/15/18	No Opt. Call	AAA	783,476

310	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Refunding Series 2009A, 5.000%, 11/15/18 (ETM)	No Opt. Call	N/R (4)	319,548

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C:
1,815	5.000%, 7/01/18	No Opt. Call	BBB–	1,836,526
1,000	5.000%, 7/01/19	No Opt. Call	BBB–	1,033,610
1,000	5.000%, 7/01/20	No Opt. Call	BBB–	1,054,630

4,100	Massachusetts Health and Educational Facilities Authority, Variable Rate Demand Revenue Bonds, University of Massachusetts Issue, Series 2000A, 1.150%, 11/01/30 (Mandatory put 4/01/19)	No Opt. Call	Aa2	4,070,316

20,105	Massachusetts State, General Obligation Bonds, Consolidated Loan Series 2014D-1, 1.050%, 8/01/43 (Mandatory put 7/01/20)	No Opt. Call	Aa1	19,751,956

3,200	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/19	No Opt. Call	Aa1	3,361,984

14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	16,365,720

2,420	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A, 4.000%, 8/15/18	No Opt. Call	AA+	2,458,623
58,120	Total Massachusetts			61,215,213

	Michigan – 1.7%

1,500	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,563,045

1,780	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2012, 4.000%, 5/01/18	No Opt. Call	AA–	1,794,169

NUVEEN	135

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

	Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A:
$1,100	5.000%, 7/01/20	No Opt. Call	A	$1,181,576
1,100	5.000%, 7/01/21	No Opt. Call	A	1,211,232

1,835	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A, 5.000%, 12/01/21	No Opt. Call	AA–	2,049,145

4,575	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 1.100%, 11/15/46 (Mandatory put 8/15/19)	No Opt. Call	AA+	4,523,440

8,790	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/21	7/18 at 100.00	AAA	8,987,775

18,555	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	18,596,192

185	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B-2, 4.375%, 10/01/19	10/18 at 100.00	AA	186,093

	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C:
1,000	5.000%, 12/01/19	No Opt. Call	AA–	1,060,220
1,000	5.000%, 12/01/20	No Opt. Call	AA–	1,089,150
1,000	5.000%, 12/01/21	No Opt. Call	AA–	1,116,700

6,030	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,395,478

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa1 (4)	1,688,396

8,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory put 9/01/21)	No Opt. Call	Aa3	7,926,400

8,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Project, Refunding Series 2008ET-2, 1.450%, 8/01/29 (Mandatory put 9/01/21)	No Opt. Call	Aa3	7,926,480

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa1	1,134,375
1,000	5.000%, 5/01/21	No Opt. Call	Aa1	1,102,890

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa3	798,912
1,000	5.000%, 5/01/20	No Opt. Call	Aa3	1,073,320

2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A1	2,840,500

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa1	5,195,542
77,395	Total Michigan			79,441,030

	Minnesota – 0.4%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	780,142
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,722,640
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,802,284

136	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,680	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	$1,972,706

4,000	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E, 4.500%, 8/01/18	No Opt. Call	AAA	4,070,120

895	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A–	1,020,649

5,000	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2017, 5.000%, 1/01/21	No Opt. Call	A–	5,461,350

2,870	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	A1	3,241,722
18,495	Total Minnesota			20,071,613

	Mississippi – 0.1%

3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,209,589

	Missouri – 1.4%

	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
745	3.000%, 11/01/20	No Opt. Call	N/R	753,664
765	4.000%, 11/01/22	No Opt. Call	N/R	798,767
755	4.000%, 11/01/23	No Opt. Call	N/R	786,038

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
300	5.000%, 3/01/19	No Opt. Call	BBB–	309,744
325	5.000%, 3/01/20	No Opt. Call	BBB–	343,389

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,710,109
2,695	4.000%, 5/01/24 (Pre-refunded 5/01/21)	5/21 at 100.00	AAA	2,898,311

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
550	5.000%, 5/01/19	No Opt. Call	BBB+	576,394
440	5.000%, 5/01/20	No Opt. Call	BBB+	474,773
1,000	5.000%, 5/01/21	No Opt. Call	BBB+	1,105,280
2,545	4.000%, 5/01/22	No Opt. Call	BBB+	2,765,982
1,320	5.000%, 5/01/23	No Opt. Call	BBB+	1,515,545

	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,851,897
5,000	5.000%, 1/01/26	1/25 at 100.00	A	5,853,550

765	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013, 5.000%, 7/01/18	No Opt. Call	A–	778,143

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2015:
1,700	5.000%, 7/01/20	No Opt. Call	A–	1,831,682
1,725	5.000%, 7/01/21	No Opt. Call	A–	1,901,278
1,000	5.000%, 7/01/22	No Opt. Call	A–	1,126,960
1,085	5.000%, 7/01/23	No Opt. Call	A–	1,248,694

NUVEEN	137

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$12,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A–	$12,294,051

20,000	Saint Louis, Missouri, General Fund Revenue Bonds, Tax & Revenue Anticipation Notes Series 2017, 3.000%, 6/01/18	No Opt. Call	SP-1+	20,126,600
59,710	Total Missouri			63,050,851

	Montana – 0.7%

28,700	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A2	28,094,717

	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated Group, Refunding Series 2016:
365	5.000%, 2/15/19	No Opt. Call	A–	377,972
1,295	5.000%, 2/15/21	No Opt. Call	A–	1,416,316
30,360	Total Montana			29,889,005

	Nebraska – 1.1%

4,580	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014, 5.000%, 5/15/21	No Opt. Call	BBB+	5,025,084

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
925	4.000%, 11/01/18	No Opt. Call	A–	941,243
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,125,540

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
600	4.000%, 6/15/18	No Opt. Call	AA–	606,858
830	5.000%, 6/15/19	No Opt. Call	AA–	870,529

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Refunding Series 2009:
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,221,739
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,560,169

1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	11/21 at 100.00	A–	1,023,700

1,720	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2, 5.000%, 1/01/24	1/22 at 100.00	A+	1,926,280

1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22	6/22 at 100.00	AA–	1,865,364

	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2015A:
6,340	5.000%, 1/01/18	No Opt. Call	A2	6,340,000
2,125	5.000%, 1/01/19	No Opt. Call	A2	2,195,996
2,500	5.000%, 1/01/20	No Opt. Call	A2	2,653,500

3,130	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 5.000%, 2/15/21	No Opt. Call	Aa1	3,440,183

17,660	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 2.375%, 9/01/30 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A	18,084,723
49,795	Total Nebraska			51,880,908

138	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada – 0.5%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
$1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	$1,071,880
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	2,193,720

3,750	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.600%, 1/01/36 (Mandatory put 5/21/20)	No Opt. Call	A+	3,716,963

1,825	Humboldt County, Nevada, Pollution Control Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 1.250%, 10/01/29 (Mandatory put 6/03/19)	No Opt. Call	A+	1,807,480

5,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	Aa1	5,530,500

150	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013, 4.000%, 6/01/18	No Opt. Call	N/R	150,744

10,000	Washoe County, Nevada, Gas Facilities Revenue Bonds, Sierra Pacific Power Company Projects, Refunding Series 2016A, 1.500%, 8/01/31 (Mandatory put 6/03/19) (Alternative Minimum Tax)	No Opt. Call	A+	9,911,100
23,725	Total Nevada			24,382,387

	New Hampshire – 0.1%

	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016:
450	5.000%, 10/01/18	No Opt. Call	Baa1	459,675
600	5.000%, 10/01/19	No Opt. Call	Baa1	628,368
1,265	5.000%, 10/01/20	No Opt. Call	Baa1	1,356,687
1,185	5.000%, 10/01/21	No Opt. Call	Baa1	1,298,677
3,500	Total New Hampshire			3,743,407

	New Jersey – 5.3%

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	3/18 at 100.00	A3	3,900,931

1,950	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	BBB–	2,129,380

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA	1,531,238
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA	995,228

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
8,510	5.000%, 6/15/18	No Opt. Call	BBB+	8,637,990
5,000	5.000%, 6/15/19	No Opt. Call	BBB+	5,216,950
245	4.000%, 6/15/19	No Opt. Call	BBB+	252,144
10,990	5.000%, 6/15/20	No Opt. Call	BBB+	11,760,729
2,825	5.000%, 6/15/21	No Opt. Call	BBB+	3,091,313
1,425	5.000%, 6/15/22	No Opt. Call	BBB+	1,590,685
520	5.000%, 6/15/22	No Opt. Call	AA	571,886
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB+	7,295,947
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB+	4,993,018
8,570	5.000%, 6/15/25	6/22 at 100.00	BBB+	9,417,573
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	6,551,220
775	4.250%, 6/15/27	6/22 at 100.00	BBB+	808,821

6,190	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	6,130,762

NUVEEN	139

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$25,320	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/21	No Opt. Call	A–	$27,243,054

17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	A–	18,576,580

	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B:
5,000	5.000%, 11/01/20	No Opt. Call	A–	5,339,050
5,000	5.000%, 11/01/21	No Opt. Call	A–	5,422,950

2,010	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA	2,102,158

350	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	378,693

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18	No Opt. Call	BB+	4,095,363
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,362,240

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University Medical Center, Refunding Series 2010B:
1,880	5.000%, 1/01/20 (ETM)	No Opt. Call	N/R (4)	2,000,000
1,155	5.000%, 1/01/20 (ETM)	No Opt. Call	A+ (4)	1,231,080

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	418,807

10,000	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/18	No Opt. Call	A	10,200,200

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2:
25,000	5.000%, 6/15/21	6/18 at 100.00	A+	25,394,000
7,500	5.000%, 6/15/24	6/18 at 100.00	A+	7,615,875

9,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A–	10,018,222

6,135	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	6,347,394

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,190,610

1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A3	1,981,163

4,215	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	4,587,395

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2012Q:
3,080	3.000%, 1/01/18	No Opt. Call	Baa1	3,080,000
4,850	3.000%, 1/01/19	No Opt. Call	Baa1	4,851,407

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
6,710	5.000%, 6/01/18	3/18 at 100.00	Aaa	6,821,990
4,150	4.500%, 6/01/23	3/18 at 100.00	BBB+	4,206,979
10,475	4.625%, 6/01/26	3/18 at 100.00	BBB	10,508,625
231,475	Total New Jersey			242,849,650

140	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Mexico – 2.3%

$11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	$11,037,991

26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory put 10/01/21)	No Opt. Call	BBB+	25,948,260

4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB+	4,022,680

7,285	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	7,261,834

10,100	Farmington, New Mexico, Pollution Control Revenue Bonds, Southern California Edison Company – Four Corners Project, Refunding Series 2005B, 1.875%, 4/01/29 (Mandatory put 4/01/20)	No Opt. Call	Aa3	10,067,882

15,355	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	A1	16,093,729

	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
845	4.000%, 6/15/18	No Opt. Call	A+	854,126
1,340	5.000%, 6/15/19	No Opt. Call	A+	1,402,270
1,305	5.000%, 6/15/20	No Opt. Call	A+	1,398,790
1,455	5.000%, 6/15/21	No Opt. Call	A+	1,598,783
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,697,829
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,797,543
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,902,517
1,690	5.000%, 6/15/25	No Opt. Call	A+	2,013,500
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,087,606

14,955	State of New Mexico, State Severance Tax Revenue Bonds, Series 2014A, 5.000%, 7/01/23 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2 (4)	15,689,291
101,850	Total New Mexico			104,874,631

	New York – 3.8%

500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/22	No Opt. Call	A+	561,810

1,620	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA	1,707,269

5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	5,271

1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,433,151

355	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A–	413,369

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,500	4.000%, 12/01/19, 144A	No Opt. Call	BBB–	1,542,555
1,000	4.000%, 12/01/20, 144A	No Opt. Call	BBB–	1,041,560
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB–	1,263,444
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB–	1,107,530
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB–	2,247,400

NUVEEN	141

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$12,280	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA	$13,821,754

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	5,616

16,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2016D, 5.000%, 2/15/20	No Opt. Call	AAA	17,127,520

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
400	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	390,284
515	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA	480,227
640	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	582,643
1,315	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,167,549

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
610	5.000%, 4/01/18 (ETM)	No Opt. Call	A– (4)	615,307
3,805	5.000%, 4/01/19 (ETM)	No Opt. Call	A– (4)	3,969,452

1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 5.500%, 4/01/22 (Pre-refunded 4/01/19)	4/19 at 100.00	A– (4)	1,311,700

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A–	1,111,360

5,135	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/20	No Opt. Call	AA–	5,602,542

	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,010	5.000%, 7/01/23	No Opt. Call	A–	2,296,405
1,000	5.000%, 7/01/24	No Opt. Call	A–	1,160,060
650	5.000%, 7/01/25	7/24 at 100.00	A–	754,884
1,000	5.000%, 7/01/26	7/24 at 100.00	A–	1,156,790
1,500	5.000%, 7/01/27	7/24 at 100.00	A–	1,727,400

16,875	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/19	No Opt. Call	AA	17,759,756

13,980	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	14,187,883

21,310	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	22,228,887

6,960	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009, 5.000%, 4/01/18	No Opt. Call	AA	7,022,501

8,150	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	8,422,699

	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A–	580,680
500	5.000%, 7/01/27	7/24 at 100.00	A–	575,800

16,130	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B, 4.000%, 11/15/20	No Opt. Call	AA–	17,196,193

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
1,285	5.000%, 6/01/20	No Opt. Call	A	1,379,370
3,000	5.000%, 6/01/21	No Opt. Call	A	3,300,480
2,500	5.000%, 6/01/22	No Opt. Call	A	2,807,250
3,335	5.000%, 6/01/23	No Opt. Call	A	3,816,174
1,900	5.000%, 6/01/26	No Opt. Call	A	2,272,590

142	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Yonkers, New York, General Obligation Bonds, Refunding Series 2012C:
$2,440	3.000%, 8/15/22	No Opt. Call	A	$2,533,916
2,510	3.000%, 8/15/23	No Opt. Call	A	2,607,413
160,945	Total New York			171,296,444

	North Carolina – 0.6%

2,125	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A, 5.000%, 3/01/18	No Opt. Call	AA	2,137,389

3,050	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009, 5.000%, 3/01/18	No Opt. Call	AA+	3,067,842

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
2,065	5.000%, 1/01/25	No Opt. Call	A	2,463,029
3,005	5.000%, 1/01/26	No Opt. Call	A	3,635,870
2,800	5.000%, 1/01/27	1/26 at 100.00	A	3,369,604

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,080	5.000%, 5/01/19	No Opt. Call	AA+	1,129,637
5,205	5.000%, 5/01/20	5/19 at 100.00	AA+	5,444,222

3,605	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A, 5.000%, 5/01/21 (Pre-refunded 5/01/19)	5/19 at 100.00	AA+ (4)	3,768,739

235	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/20	No Opt. Call	AA+	253,762
23,170	Total North Carolina			25,270,094

	North Dakota – 0.7%

1,115	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (4)	1,232,521

100	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	110,540

	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
1,795	4.000%, 7/15/18	No Opt. Call	A	1,813,453
1,000	4.000%, 7/15/19	No Opt. Call	A	1,026,990
2,105	4.000%, 7/15/20	No Opt. Call	A	2,203,156
2,185	4.000%, 7/15/21	No Opt. Call	A	2,319,509
2,275	4.000%, 7/15/22	No Opt. Call	A	2,444,647
2,365	5.000%, 7/15/23	7/22 at 100.00	A	2,649,202
2,485	5.000%, 7/15/24	7/22 at 100.00	A	2,781,361
5,485	5.000%, 7/15/25	7/22 at 100.00	A	6,131,572

	Williston, North Dakota, General Obligation Bonds, Refunding Improvement Series 2014:
800	4.000%, 5/01/18	No Opt. Call	A	805,544
725	4.000%, 5/01/19	No Opt. Call	A	741,487
800	4.000%, 5/01/20	No Opt. Call	A	823,832
800	4.000%, 5/01/21	No Opt. Call	A	834,944

6,035	Williston, North Dakota, Sales Tax Revenue Bonds, Series 2013A, 4.000%, 5/01/20 – AGM Insured	3/18 at 100.00	AA	6,045,984
30,070	Total North Dakota			31,964,742

NUVEEN	143

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio – 5.3%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
$2,000	5.000%, 11/15/21	No Opt. Call	AA–	$2,224,360
2,655	5.000%, 11/15/22	5/22 at 100.00	AA–	2,985,840

6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/21	No Opt. Call	AA–	6,620,580

20,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47	No Opt. Call	AA–	22,366,400

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
10,190	5.375%, 6/01/24	3/18 at 100.00	B–	9,747,041
68,950	5.125%, 6/01/24	3/18 at 100.00	B–	65,781,058
5,875	5.875%, 6/01/30	3/18 at 100.00	B–	5,669,140
9,670	5.750%, 6/01/34	3/18 at 100.00	B–	9,360,463

	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
1,000	5.000%, 12/01/21	No Opt. Call	A–	1,107,980
1,000	5.000%, 12/01/22	No Opt. Call	A–	1,130,050
1,225	5.000%, 12/01/24	No Opt. Call	A–	1,425,422
1,000	5.000%, 12/01/25	No Opt. Call	A–	1,175,660

	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
350	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	350,000
550	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA	567,215
725	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA	770,545
950	5.000%, 1/01/21 – AGM Insured	No Opt. Call	AA	1,036,488

3,220	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA	3,220,000

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA+	1,563,389
1,540	5.000%, 12/01/20	12/19 at 100.00	AA+	1,630,059

1,620	Cleveland, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/21 (Pre-refunded 12/01/19)	12/19 at 100.00	AA+ (4)	1,721,347

5,515	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series 2014, 5.000%, 12/01/20	No Opt. Call	AA–	6,016,534

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
1,015	5.000%, 6/15/19	No Opt. Call	Baa2	1,054,879
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,086,620

1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23	No Opt. Call	Aa1	1,165,840

	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Medical Center, Refunding Series 2014S:
1,170	5.000%, 5/15/21	No Opt. Call	AA	1,297,015
340	5.000%, 5/15/22	No Opt. Call	AA	386,124
1,040	5.000%, 5/15/23	No Opt. Call	AA	1,208,917

1,600	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 5.000%, 2/01/20	No Opt. Call	A	1,698,864

144	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
$2,600	5.000%, 1/01/20	No Opt. Call	AA	$2,770,716
1,700	5.000%, 1/01/23	No Opt. Call	AA	1,944,732

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,306,087

3,035	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	BBB+	3,125,564

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,634,450
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,024,660
270	5.000%, 2/15/20	No Opt. Call	BB+	282,288
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,129,760

4,510	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	Caa1	1,995,314

5,365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)	No Opt. Call	Ca	2,373,798

3,345	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	B1	3,337,240

35,090	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	Ca	15,525,921

460	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/01/18)	No Opt. Call	Ca	203,541

35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34 (Mandatory put 7/01/18)	No Opt. Call	Ca	15,487

2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	Ca	1,117,136

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,134,840

1,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	1,082,401

1,220	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	No Opt. Call	A3	1,224,063

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	7,449,965

6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	7,212,454

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	13,744,080

515	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009B, 5.000%, 1/01/18	No Opt. Call	AA	515,000

NUVEEN	145

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$5,045	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	Ca	$2,231,807

2,870	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19	No Opt. Call	Caa1	1,269,860

2,070	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19)	No Opt. Call	Ca	915,892

1,145	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	Ca	506,582

7,110	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20)	No Opt. Call	Ca	3,145,606

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A1	2,252,634

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/18 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	10
272,415	Total Ohio			239,839,718

	Oklahoma – 2.4%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,420	4.000%, 9/01/18	No Opt. Call	A+	1,442,777
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,488,081
2,685	4.500%, 9/01/20	No Opt. Call	A+	2,866,694

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017:
1,015	3.000%, 9/01/19	No Opt. Call	A+	1,036,335
3,770	4.000%, 9/01/24	No Opt. Call	A+	4,190,694

6,440	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2013, 5.000%, 6/01/18	No Opt. Call	A+	6,535,698

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
6,015	5.000%, 6/01/19	No Opt. Call	A+	6,292,231
6,465	5.000%, 6/01/23	No Opt. Call	A+	7,440,568

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017:
1,315	4.000%, 9/01/20	No Opt. Call	A	1,387,009
1,250	5.000%, 9/01/29	9/27 at 100.00	A	1,502,437

	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2014:
1,870	5.000%, 7/01/18	No Opt. Call	A+	1,901,940
2,655	5.000%, 7/01/19	No Opt. Call	A+	2,784,139

1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,179,290

146	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Creek County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Sapulpa Public Schools Project, Series 2015:
$1,955	4.000%, 9/01/18	No Opt. Call	A+	$1,986,476
2,150	5.000%, 9/01/20	No Opt. Call	A+	2,323,268
1,000	5.000%, 9/01/23	No Opt. Call	A+	1,156,310

1,755	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,122,076

	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016:
7,860	5.000%, 9/01/18	No Opt. Call	A–	8,032,763
2,500	5.000%, 9/01/20	No Opt. Call	A–	2,689,975
4,395	5.000%, 9/01/21	No Opt. Call	A–	4,827,116

	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A–	1,131,027
1,000	5.000%, 9/01/27	9/26 at 100.00	A–	1,179,920
1,000	5.000%, 9/01/28	9/26 at 100.00	A–	1,174,000

2,920	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012, 4.000%, 3/01/18	No Opt. Call	A+	2,931,738

1,970	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A–	2,023,860

	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
475	4.000%, 9/01/18	No Opt. Call	A–	482,334
525	5.000%, 9/01/19	No Opt. Call	A–	552,269
685	5.000%, 9/01/20	No Opt. Call	A–	735,211
745	5.000%, 9/01/21	No Opt. Call	A–	816,594

	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
765	3.000%, 4/01/21	No Opt. Call	A–	785,739
800	3.000%, 4/01/22	No Opt. Call	A–	825,784
825	3.000%, 4/01/23	No Opt. Call	A–	855,847
850	3.000%, 4/01/24	No Opt. Call	A–	881,399
725	4.000%, 4/01/25	No Opt. Call	A–	796,130
770	4.000%, 4/01/26	4/25 at 100.00	A–	840,740
715	4.000%, 4/01/27	4/25 at 100.00	A–	776,747

	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A:
225	4.000%, 10/01/18	No Opt. Call	AA–	229,230
175	4.000%, 10/01/19	No Opt. Call	AA–	182,070
645	5.000%, 10/01/21	No Opt. Call	AA–	719,646

7,575	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	7,994,049

1,555	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	1,706,535

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,035	5.000%, 9/01/22	No Opt. Call	AA–	1,181,918
6,155	5.000%, 9/01/23	No Opt. Call	AA–	7,177,961

NUVEEN	147

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
$570	5.000%, 9/01/22	No Opt. Call	A+	$645,183
765	5.000%, 9/01/23	No Opt. Call	A+	884,577
600	5.000%, 9/01/24	No Opt. Call	A+	705,582
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,529,382

	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,100	5.000%, 9/01/21	No Opt. Call	AA–	2,341,752
2,000	5.000%, 9/01/22	No Opt. Call	AA–	2,283,900

1,650	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2016, 4.000%, 9/01/18	No Opt. Call	A+	1,676,565
101,085	Total Oklahoma			109,233,566

	Oregon – 1.1%

	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,370,304
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	6,056,500

	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
1,200	5.000%, 6/15/21	No Opt. Call	AA+	1,333,416
2,330	5.000%, 6/15/27	No Opt. Call	AA+	2,908,679
2,000	5.000%, 6/15/28	6/27 at 100.00	AA+	2,483,160

1,770	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2007, 1.500%, 10/01/18	No Opt. Call	A–	1,772,991

1,050	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2009A, 5.000%, 11/15/22 (Pre-refunded 5/15/19)	5/19 at 100.00	AAA	1,099,801

20,000	Oregon State, General Obligation Bonds, Full Faith & Credit Tax Anticipation Notes, Series 2017A, 5.000%, 9/28/18	No Opt. Call	SP-1+	20,515,000
44,395	Total Oregon			49,539,851

	Pennsylvania – 7.3%

7,600	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	AA–	7,720,536

4,400	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA	4,539,612

5,965	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014C-73, 5.000%, 12/01/19	No Opt. Call	AA–	6,349,802

	Allentown School District, Lehigh County, Pennsylvania, General Obligation Bonds, Refunding Series 2016:
1,750	4.000%, 2/15/20 – AGM Insured	No Opt. Call	AA	1,823,640
1,650	4.000%, 2/15/21 – AGM Insured	No Opt. Call	AA	1,748,175

6,340	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	Ca	2,804,943

4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	Ca	2,152,763

148	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,055	Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2008, 5.000%, 11/15/21 (Pre-refunded 11/15/18)	11/18 at 100.00	Aa1 (4)	$2,117,390

1,000	Bucks County Water and Sewer Authority, Pennsylvania, Sewer System Revenue Bonds, Refunding Series 2016, 4.000%, 6/01/19 – BAM Insured	No Opt. Call	AA	1,032,630

1,080	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	1,102,075

40	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19 (ETM)	No Opt. Call	N/R (4)	40,818

7,910	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2014A, 4.000%, 8/15/19 – BAM Insured	No Opt. Call	AA	8,159,007

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
450	4.000%, 5/01/18	No Opt. Call	Baa3	453,195
450	5.000%, 5/01/19	No Opt. Call	Baa3	467,829

500	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010, 5.000%, 12/01/18	No Opt. Call	A+	515,080

3,435	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	Aa3	3,530,871

13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory put 9/01/22)	No Opt. Call	A1	13,260,882

9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory put 8/15/22)	No Opt. Call	A1	8,886,827

735	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19 (ETM)	No Opt. Call	N/R (4)	760,982

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	1,111,882

1,400	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, 5.000%, 7/01/20	No Opt. Call	A+	1,500,506

3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	A+ (4)	3,892,635

	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,665	5.000%, 1/15/18	No Opt. Call	BBB	1,666,515
1,310	5.000%, 1/15/19	No Opt. Call	BBB	1,345,501
1,235	5.000%, 1/15/20	No Opt. Call	BBB	1,297,330

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Exelon Generation Company, LLC Project, Refunding Series 2001B, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	5,020,550

6,250	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1994A, 2.550%, 6/01/29 (Mandatory put 6/01/20)	No Opt. Call	BBB	6,277,625

5,000	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory put 9/01/20)	No Opt. Call	BBB	5,024,250

NUVEEN	149

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$7,500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory put 4/01/20)	No Opt. Call	BBB	$7,530,825

504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23, (Cash 5.000%, PIK 5.000%) (6)	3/18 at 100.00	N/R	151,250

63	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23, (Cash 5.000%, PIK 5.000%) (8)	3/18 at 100.00	N/R	18,907

5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	Ca	2,630,187

3,010	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18)	No Opt. Call	Ca	1,331,805

39,995	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.550%, 12/01/33 (Mandatory put 12/03/18)	No Opt. Call	A–	39,980,202

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
335	5.000%, 1/01/20	7/19 at 100.00	Aaa	352,108
365	5.000%, 7/01/20	7/19 at 100.00	Aaa	383,476
4,565	5.000%, 7/01/21	1/18 at 100.00	Aaa	4,608,641

1,900	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2008A, 6.750%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	AA–	1,972,922

2,300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College Project, Series 2011R-1, 2.000%, 11/01/41	5/18 at 100.00	A–	2,288,316

2,535	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges & Universities of Pennsylvania Financing Program, York College Project, Series 2014T-3, 1.350%, 5/01/34 (Mandatory put 5/01/18)	No Opt. Call	A–	2,529,677

2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-13, 2.200%, 11/01/31 (Mandatory put 11/01/21)	No Opt. Call	A	1,976,040

6,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, 1.500%, 11/01/31 (Mandatory put 5/01/18)	5/18 at 100.00	A	6,787,488

	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
3,390	3.000%, 4/01/27 (Alternative Minimum Tax)	No Opt. Call	AA+	3,387,186
3,345	3.050%, 10/01/27 (Alternative Minimum Tax)	4/27 at 100.00	AA+	3,342,090
8,750	3.400%, 10/01/32 (Alternative Minimum Tax)	4/27 at 100.00	AA+	8,729,525

	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
2,390	5.000%, 6/01/21	No Opt. Call	A3	2,627,733
15,000	5.000%, 6/01/22	No Opt. Call	A3	16,856,850
23,660	5.000%, 6/01/23	No Opt. Call	A3	27,112,704
12,485	5.000%, 6/01/24	No Opt. Call	A3	14,523,925
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,453,827
5,580	5.000%, 6/01/25	No Opt. Call	A3	6,567,827

150	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$17,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/20	No Opt. Call	A3	$18,780,825

	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Fourteenth Series 2016:
6,400	5.000%, 10/01/19	No Opt. Call	A	6,752,256
3,475	5.000%, 10/01/20	No Opt. Call	A	3,767,491

1,455	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	N/R (4)	1,554,638

1,525	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D, 5.000%, 9/01/18	No Opt. Call	A+	1,554,753

	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
1,120	4.000%, 12/01/18	No Opt. Call	A+	1,143,386
2,300	5.000%, 12/01/19	No Opt. Call	A+	2,436,275
3,305	5.000%, 12/01/20	No Opt. Call	A+	3,583,975
1,675	5.000%, 12/01/21	No Opt. Call	A+	1,859,116
1,500	5.000%, 12/01/22	No Opt. Call	A+	1,700,460

	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, Refunding First Lien Series 2017A:
1,000	5.000%, 9/01/18 – AGM Insured	No Opt. Call	AA	1,022,320
9,265	5.000%, 9/01/19 – AGM Insured	No Opt. Call	AA	9,757,249

2,285	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	7/19 at 100.00	N/R	2,287,491

2,035	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	1,990,413

2,505	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21 (Pre-refunded 3/15/19)	3/19 at 100.00	AA+ (4)	2,623,962

	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
1,045	5.000%, 11/01/21	No Opt. Call	A–	1,152,625
2,410	5.000%, 11/01/22	No Opt. Call	A–	2,707,997
2,530	5.000%, 11/01/23	No Opt. Call	A–	2,887,160
2,665	5.000%, 11/01/24	No Opt. Call	A–	3,086,150
2,550	5.000%, 11/01/25	No Opt. Call	A–	2,990,691
328,172	Total Pennsylvania			333,386,595

	Rhode Island – 0.1%

	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B:
700	5.000%, 7/01/19	No Opt. Call	BBB+	722,799
1,165	5.000%, 7/01/20	No Opt. Call	BBB+	1,237,044
1,360	5.000%, 7/01/21	No Opt. Call	BBB+	1,473,560

520	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2013C, 4.000%, 9/15/18	No Opt. Call	A+	528,570
3,745	Total Rhode Island			3,961,973

NUVEEN	151

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina – 0.8%

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
$3,375	5.000%, 12/01/21	No Opt. Call	AA	$3,776,996
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,617,924

	Greenwood Fifty School Facilities, Inc., South Carolina, Installment Purchase Revenue Bonds, Greenwood School District 50 Project, Refunding Series 2016:
1,000	4.000%, 12/01/18 – BAM Insured	No Opt. Call	AA	1,019,780
1,745	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,850,764

	Kershaw County Public Schools Foundation, South Carolina, Installment Purchase Revenue Bonds, Kershaw County School District, Refunding Series 2015:
925	5.000%, 12/01/18	No Opt. Call	A1	950,678
1,050	5.000%, 12/01/19	No Opt. Call	A1	1,113,641
600	5.000%, 12/01/20	No Opt. Call	A1	649,764

960	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	3/18 at 100.00	N/R (4)	1,073,078

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC – Francis Marion University Project, Series 2014A:
1,020	5.000%, 8/01/22	No Opt. Call	Baa3	1,082,618
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,127,177

	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24	8/23 at 100.00	BBB+	1,629,858
2,850	5.250%, 8/01/25	8/23 at 100.00	BBB+	3,194,137
3,500	5.250%, 8/01/26	8/23 at 100.00	BBB+	3,905,440
2,000	5.000%, 8/01/27	8/23 at 100.00	BBB+	2,177,180

1,750	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A+	1,947,225

1,240	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A+	1,409,434

	Sumter Two School Facilities, Inc., South Carolina, Installment Purchase Revenue Refunding Bonds, Sumter County School District 2 Project, Series 2016:
1,500	5.000%, 12/01/19 – BAM Insured	No Opt. Call	AA	1,582,785
1,000	5.000%, 12/01/20 – BAM Insured	No Opt. Call	AA	1,079,990
31,910	Total South Carolina			35,188,469

	South Dakota – 0.1%

770	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012, 3.000%, 11/01/18	No Opt. Call	A+	778,501

415	South Dakota Building Authority, Revenue Bonds, Series 2013B, 5.000%, 6/01/20	No Opt. Call	AA+	447,623

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
400	4.000%, 11/01/19	No Opt. Call	A+	415,304
320	4.000%, 11/01/20	No Opt. Call	A+	338,864
500	4.000%, 11/01/21	No Opt. Call	A+	537,620
650	5.000%, 11/01/24	No Opt. Call	A+	767,039

152	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
$650	5.000%, 11/01/20	No Opt. Call	A+	$706,141
800	5.000%, 11/01/21	No Opt. Call	A+	889,552
1,130	5.000%, 11/01/22	No Opt. Call	A+	1,285,239
5,635	Total South Dakota			6,165,883

	Tennessee – 1.1%

740	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A, 4.000%, 12/01/21	No Opt. Call	AA+	802,086

	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015:
2,190	4.000%, 9/01/19	No Opt. Call	AA	2,275,038
1,510	4.000%, 9/01/20	No Opt. Call	AA	1,595,104

	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,059,139
2,500	5.000%, 1/01/20	No Opt. Call	A	2,649,450
1,500	4.000%, 1/01/21	No Opt. Call	A	1,588,125

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
250	3.000%, 11/01/18	No Opt. Call	A	253,070
1,070	4.000%, 11/01/19	No Opt. Call	A	1,115,068
810	4.000%, 11/01/20	No Opt. Call	A	860,050
500	4.000%, 11/01/21	No Opt. Call	A	538,580
1,030	5.000%, 11/01/22	11/21 at 100.00	A	1,141,683

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
2,615	5.000%, 7/01/21	No Opt. Call	AA–	2,905,631
1,870	5.000%, 7/01/22	No Opt. Call	AA–	2,128,976

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/18	No Opt. Call	BBB+	2,551,950

265	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/18	No Opt. Call	A	271,188

21,765	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 20017A, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A	23,861,622

	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015:
1,680	3.000%, 6/01/18	No Opt. Call	AA	1,690,618
1,100	4.000%, 6/01/19	No Opt. Call	AA	1,136,674
1,260	4.000%, 6/01/20	No Opt. Call	AA	1,328,468
46,185	Total Tennessee			49,752,520

	Texas – 5.1%

20,415	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A, 5.000%, 8/15/23	No Opt. Call	AAA	23,913,519

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,040	5.000%, 1/01/21	No Opt. Call	BBB+	1,131,832
1,430	5.000%, 1/01/22	No Opt. Call	BBB+	1,592,748
2,500	5.000%, 1/01/23	No Opt. Call	BBB+	2,843,325
3,560	5.000%, 1/01/24	No Opt. Call	BBB+	4,121,270

NUVEEN	153

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
$1,000	5.000%, 9/01/21	No Opt. Call	AA	$1,107,240
650	5.000%, 9/01/22	No Opt. Call	AA	735,423

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,828,135
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,450,650

3,020	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,574,230

9,000	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Refunding Series 2015A, 5.000%, 8/15/19	No Opt. Call	AA+	9,486,270

6,105	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	6,276,917

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
700	5.000%, 11/15/19	No Opt. Call	A3	738,801
575	5.000%, 11/15/20	No Opt. Call	A3	620,810
480	5.000%, 11/15/21	No Opt. Call	A3	528,422

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
11,635	5.000%, 11/15/22 – AGM Insured	No Opt. Call	AA	13,338,829
8,630	5.000%, 11/15/23 – AGM Insured	No Opt. Call	AA	10,124,112
5,205	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	6,202,070

2,250	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,420,280

2,915	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C, 5.000%, 5/15/20	No Opt. Call	AA	3,132,925

11,565	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	12,016,729

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
500	5.000%, 11/01/18 (Alternative Minimum Tax)	No Opt. Call	A1	514,250
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,056,890
1,000	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,085,220
1,000	5.000%, 11/01/21 (Alternative Minimum Tax)	No Opt. Call	A1	1,110,770
1,720	5.000%, 11/01/22 (Alternative Minimum Tax)	No Opt. Call	A1	1,949,517
1,455	5.000%, 11/01/23 (Alternative Minimum Tax)	No Opt. Call	A1	1,677,513
1,500	5.000%, 11/01/24 (Alternative Minimum Tax)	No Opt. Call	A1	1,753,470

3,125	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System, Refunding Series 2008B, 5.000%, 7/01/18	No Opt. Call	AA–	3,179,937

	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
430	3.000%, 12/01/18	No Opt. Call	B1	431,109
1,510	4.000%, 12/01/21	No Opt. Call	B1	1,535,957

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,715	5.000%, 8/15/19	No Opt. Call	Aa2	1,803,151
2,785	5.000%, 8/15/21	No Opt. Call	Aa2	3,101,320
2,000	5.000%, 8/15/22	No Opt. Call	Aa2	2,279,400

154	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$6,415	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	Aa2 (4)	$7,317,334

7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	AA+ (4)	8,516,286

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,020	5.000%, 1/01/22	No Opt. Call	A1	4,503,767
4,945	5.000%, 1/01/23	No Opt. Call	A1	5,661,976
7,040	5.000%, 1/01/24	No Opt. Call	A1	8,240,531

	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,000	5.000%, 1/01/23	No Opt. Call	A1	5,724,950
3,250	5.000%, 1/01/24	1/23 at 100.00	A1	3,731,228
3,000	5.000%, 1/01/27	1/26 at 100.00	A1	3,610,290

15,125	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1	16,634,475

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	5,962,110

	Texas Southmost College District, Texas, General Obligation Bonds, Refunding Limited Tax Series 2014A:
2,485	5.000%, 2/15/18	No Opt. Call	AA–	2,495,437
2,560	5.000%, 2/15/19	No Opt. Call	AA–	2,649,830
2,745	5.000%, 2/15/20	No Opt. Call	AA–	2,923,617

6,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A, 5.000%, 4/15/19	No Opt. Call	AAA	6,268,140

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
6,815	5.250%, 11/01/18	3/18 at 100.00	B+	6,821,338
7,550	5.250%, 11/01/20	3/18 at 100.00	B+	7,556,266
210,110	Total Texas			232,280,616

	Utah – 0.1%

2,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A–1, 5.000%, 12/01/33 (Mandatory put 12/15/20) (Pre-refunded 12/17/18)	12/18 at 100.00	N/R (4)	2,065,960

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
515	5.000%, 9/01/18	No Opt. Call	A	526,459
1,250	5.000%, 9/01/19	No Opt. Call	A	1,316,412
1,090	5.000%, 9/01/20	No Opt. Call	A	1,180,503
2,065	5.000%, 9/01/21	No Opt. Call	A	2,291,861
6,920	Total Utah			7,381,195

	Vermont – 0.0%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016A:
700	3.000%, 12/01/18	No Opt. Call	A–	708,442
725	4.000%, 12/01/19	No Opt. Call	A–	753,572
1,425	Total Vermont			1,462,014

NUVEEN	155

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia – 1.0%

$10,550	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Company Project, Series 2010A, 2.150%, 12/01/41 (Mandatory put 9/01/20)	No Opt. Call	A2	$10,615,305

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,052,540

6,480	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.750%, 11/01/35 (Mandatory put 5/16/19)	No Opt. Call	A2	6,503,587

1,680	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory put 10/01/19)	No Opt. Call	BBB+	1,676,254

	Virginia Small Business Financing Authority, Revenue Bonds, Hampton University, Refunding Series 2014:
1,000	5.000%, 10/01/18	No Opt. Call	A	1,024,430
1,000	5.000%, 10/01/19	No Opt. Call	A	1,048,160

10,150	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 2.150%, 10/01/40 (Mandatory put 9/01/20)	No Opt. Call	A2	10,212,828

11,990	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory put 6/01/20)	No Opt. Call	A2	11,980,048

2,790	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.875%, 5/01/33 (Mandatory put 5/16/19)	No Opt. Call	A2	2,804,871
46,640	Total Virginia			46,918,023

	Washington – 2.9%

10,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	11,695,500

5,000	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa1	6,074,050

9,945	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa1	12,415,835

	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A	7,432,005
7,285	5.000%, 12/01/24	No Opt. Call	A	8,479,449

	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2015B:
2,010	5.000%, 3/01/19	No Opt. Call	AA–	2,090,400
1,005	5.000%, 3/01/20	No Opt. Call	AA–	1,074,616

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
1,100	5.000%, 12/01/18	No Opt. Call	A+	1,134,089
1,520	5.000%, 12/01/20	No Opt. Call	A+	1,656,876
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,339,486

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	3,242,910

156	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
$1,500	5.000%, 1/01/21	No Opt. Call	A	$1,634,460
3,730	5.000%, 1/01/22	No Opt. Call	A	4,159,025
1,950	5.000%, 1/01/24	No Opt. Call	A	2,262,858
1,310	5.000%, 1/01/25	No Opt. Call	A	1,546,075

1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21	No Opt. Call	A+	1,186,580

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	10,758,300

10,835	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA–	12,047,653

6,000	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2008, 2.125%, 6/01/20, 144A	6/19 at 100.00	A–	5,997,840

3,020	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, TEMPS 70 Series 2016B, 2.800%, 7/01/21, 144A	3/18 at 100.00	N/R	3,020,000

20,135	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	AA+	22,430,793

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19 (Pre-refunded 7/01/18)	7/18 at 100.00	AA+ (4)	8,868,210
117,705	Total Washington			131,547,010

	West Virginia – 0.6%

6,210	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series 2003L, 1.625%, 10/01/22 (Mandatory put 10/01/18)	No Opt. Call	A–	6,197,828

4,140	West Virginia Economic Development Authority, Energy Revenue Bonds, Morgantown Energy Associates Project, Refunding Series 2016, 2.875%, 12/15/26 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,095,371

10,590	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Refunding Series 2015A, 1.900%, 3/01/40 (Mandatory put 4/01/19)	No Opt. Call	A–	10,563,949

6,765	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	6,658,992

1,030	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,180,761

135	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	137,399
28,870	Total West Virginia			28,834,300

	Wisconsin – 1.6%

2,100	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 50 Series 2017B-3, 3.000%, 11/15/22, 144A	11/18 at 100.00	N/R	2,107,287

980	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 70 Series 2017B-2, 3.500%, 11/15/23, 144A	5/19 at 100.00	N/R	989,898

840	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 85 Series 2017B-1, 3.950%, 11/15/24, 144A	11/19 at 100.00	N/R	855,280

NUVEEN	157

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$5,165	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A – 3, 2.000%, 7/01/29 (Mandatory put 6/01/21) (Alternative Minimum Tax)	No Opt. Call	A–	$5,221,247

950	Wisconsin Health & Educational Facilities Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A, 5.000%, 12/01/19	No Opt. Call	AA–	1,005,186

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B:
7,455	1.375%, 11/15/38 (Mandatory put 12/03/19)	No Opt. Call	AA+	7,378,884
2,995	4.000%, 11/15/43 (Mandatory put 3/01/18)	No Opt. Call	AA+	3,007,339

5	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Pre-refunded 3/01/18)	No Opt. Call	N/R (4)	5,021

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/18	No Opt. Call	A+	5,090,450
5,680	5.000%, 7/15/19	No Opt. Call	A+	5,959,797

2,845	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A+	3,122,075

1,525	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B, 5.000%, 8/15/18	No Opt. Call	AA–	1,558,093

6,285	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	AA–	7,200,473

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2010:
1,635	5.000%, 12/01/18	No Opt. Call	AA–	1,685,669
1,710	5.000%, 12/01/19	No Opt. Call	AA–	1,815,302

1,675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A3	1,720,526

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
755	5.000%, 8/15/18 (ETM)	No Opt. Call	N/R (4)	771,240
420	5.000%, 8/15/20 (ETM)	No Opt. Call	N/R (4)	455,091
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (4)	1,651,695

55	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	62,867

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
7,230	5.250%, 5/01/20	5/19 at 100.00	Aa2	7,587,885
35	5.375%, 5/01/25	5/19 at 100.00	Aa2	36,771
2,550	5.750%, 5/01/29	5/19 at 100.00	Aa2	2,688,771

	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
5	5.375%, 5/01/25 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	5,252
325	5.750%, 5/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	342,950

	Wisconsin State, Transportation Revenue Bonds, Series 2014-1:
5,000	5.000%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	5,249,300
675	5.000%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	708,656
1,770	5.000%, 7/01/23 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (4)	1,858,252

158	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
$670	5.000%, 7/01/25	7/24 at 100.00	A1	$785,166
1,000	5.000%, 7/01/26	7/24 at 100.00	A1	1,169,910
725	5.000%, 7/01/27	7/24 at 100.00	A1	846,271
69,540	Total Wisconsin			72,942,604
$4,316,693	Total Municipal Bonds (cost $4,513,010,246)			4,525,470,392

Shares	Description (1), (9)			Value

	INVESTMENT COMPANIES – 0.7%

5,150,000	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Preferred Shares iMTPs, 144A			$5,149,536

15,000,000	Eaton Vance Municipal Income Trust			15,000,900

14,450,000	Eaton Vance Pennsylvania Municipal Bond Fund Institutional Munifund Term Preferred Shares iMTPs, 144A			14,448,989
	Total Investment Companies (cost $34,600,000)			34,599,425

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$129	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/19	N/R	$81,747

35	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/55	N/R	17,303
$164	Total Corporate Bonds (cost $11,880)				99,050
	Total Long-Term Investments (cost $4,547,622,126)				4,560,168,867

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.2%

	MUNICIPAL BONDS – 0.2%

	Missouri – 0.2%

$8,100	Missouri Health and Facilities Authority, Variable Rate Demand Obligations, Medical Research Facilities Revenue Bonds, Stowers Institute for Medical Research, Tender Option Bond Floater 7001, 1.500%, 3/01/45, 144A (12)	3/18 at 100.00	F-2	$8,100,000
$8,100	Total Short-Term Investments (cost $8,100,000)			8,100,000
	Total Investments (cost $4,555,722,126) – 100.0%			4,568,268,867
	Other Assets Less Liabilities – (0.0)%			(1,464,662)
	Net Assets – 100%			$4,566,804,205

NUVEEN	159

Nuveen Limited Term Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$4,525,470,392	$—	$4,525,470,392
Investment Companies	34,599,425	—	—	34,599,425
Corporate Bonds	—	—	99,050	99,050
Short-Term Investments:
Municipal Bonds	—	8,100,000	—	8,100,000
Total	$34,599,425	$4,533,570,392	$99,050	$4,568,268,867

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

Tax cost of investments	$4,553,063,763
Gross unrealized:
Appreciation	59,670,621
Depreciation	(44,465,517)
Net unrealized appreciation (depreciation) of investments	$15,205,104

160	NUVEEN

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(8)	On July 1, 2017, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.000% to 2.000%.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(12)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

LIBOR	London Inter-Bank Offered Rate.

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

NUVEEN	161

Nuveen High Yield Municipal Bond Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 111.7%

	MUNICIPAL BONDS – 110.8%

	Alabama – 1.2%

$16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project, Series 2010, 8.750%, 8/01/30 (4)	8/20 at 100.00	N/R	$16,000,000

10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	3/18 at 100.00	B3	9,999,700

3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	3/18 at 100.00	B3	3,864,884

10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	10,183,200

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,517,278
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,781,450

1,900	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006, 5.125%, 4/01/19 – AMBAC Insured	3/18 at 100.00	CCC	1,900,019

	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	0.000%, 10/01/46	10/23 at 105.00	BB	2,015,136
34,000	0.000%, 10/01/50	10/23 at 105.00	BB	28,451,540

	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	0.000%, 10/01/38 – AGM Insured	10/23 at 105.00	BB+	14,404,290
5,000	0.000%, 10/01/42 – AGM Insured	10/23 at 105.00	BB+	4,384,700
2,520	0.000%, 10/01/46 – AGM Insured (5)	10/23 at 105.00	BB+	2,206,159
10,000	0.000%, 10/01/50 – AGM Insured	10/23 at 105.00	BB+	8,749,600

34,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	40,755,324

1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	309,540

31,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	32,337,993

12,500	Phoenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Refunding Bonds, MeadWestvaco Coated Board Project, Series 2012A, 4.125%, 5/15/35 (Alternative Minimum Tax)	11/22 at 100.00	BBB	12,762,125

7,760	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25 (Alternative Minimum Tax), 144A (4)	No Opt. Call	N/R	5,587,200
203,800	Total Alabama			198,210,138

	Arizona – 2.6%

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
1,670	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,775,728
2,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	2,131,080

162	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$1,785	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	$1,864,575

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37, 144A	7/27 at 100.00	N/R	579,310
1,390	5.750%, 7/01/47, 144A	7/27 at 100.00	N/R	1,402,135
1,505	5.875%, 7/01/52, 144A	7/27 at 100.00	N/R	1,526,296

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A:
700	6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	702,506
3,850	6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	3,863,590

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B:
1,545	5.000%, 3/01/37, 144A	9/27 at 100.00	BB+	1,590,238
1,405	5.000%, 3/01/42, 144A	9/27 at 100.00	BB+	1,438,439

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
1,280	5.125%, 7/01/47, 144A	7/27 at 100.00	BB	1,288,128
565	5.250%, 7/01/51, 144A	7/27 at 100.00	BB	569,622

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,500	5.000%, 7/01/37, 144A	7/22 at 101.00	N/R	1,501,635
3,555	5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	3,558,875
2,500	5.250%, 7/01/52, 144A	7/22 at 101.00	N/R	2,458,900

18,350	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	18,440,649

10,325	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A	7/27 at 100.00	N/R	10,642,287

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29, 144A	7/24 at 100.00	N/R	695,806
650	5.000%, 7/15/33, 144A	7/24 at 100.00	N/R	680,946
750	5.000%, 7/15/38, 144A	7/24 at 100.00	N/R	775,297

1,061	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39, 144A	7/24 at 100.00	N/R	1,096,490

2,100	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39, 144A	7/25 at 100.00	N/R	1,978,641

317	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25 (Pre-refunded 3/01/18)	3/18 at 100.00	N/R (7)	317,612

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	3,494,790

4,540	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/47, 144A	7/26 at 100.00	BB+	4,731,316

12,055	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41 (UB) (6)	1/28 at 100.00	AA–	12,789,512

NUVEEN	163

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$475	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2016, 5.250%, 7/15/40	7/26 at 100.00	BBB	$536,607

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	3/18 at 100.00	N/R	392,713

1,675	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts Project, Series 2008, 7.250%, 7/01/48	11/19 at 100.00	N/R	1,728,064

5,365	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,768,663

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
1,880	5.000%, 7/01/35, 144A	7/25 at 100.00	BB	1,978,305
3,130	5.000%, 7/01/46, 144A	7/25 at 100.00	BB	3,267,063

9,138	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42 (4), (30)	7/22 at 100.00	N/R	1,457,755

640	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	BB+ (7)	731,341

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34, 144A	7/24 at 100.00	Ba1	3,421,560
10,000	6.750%, 7/01/44, 144A	7/24 at 100.00	Ba1	11,249,000

4,650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	4,844,509

5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	Ba1	5,239,600

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	2,734,049
4,225	7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	4,818,781

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015:
650	5.000%, 7/01/35	7/25 at 100.00	BBB–	698,262
1,195	5.000%, 7/01/45	7/25 at 100.00	BBB–	1,259,064

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014:
21,375	5.000%, 2/01/29	2/24 at 100.00	B+	20,876,535
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	17,804,272
24,530	5.375%, 2/01/41	2/24 at 100.00	B+	24,285,681

5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A	5,462,050

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	13.596%, 6/01/34, 144A (IF) (6)	6/22 at 100.00	A	3,037,965
1,500	12.629%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A	2,054,445
375	12.629%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A	513,611
1,265	12.629%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A	1,732,582
975	12.616%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A	1,334,931
775	12.612%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A	1,060,998

164	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$9,425	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	$9,715,573

6,395	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,445,904

4,550	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	3/18 at 100.00	Baa2	4,550,910

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,795,645

	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,099,300
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,978,326

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
1,305	6.000%, 7/01/33	7/20 at 102.00	BB	1,223,098
2,110	5.700%, 7/01/35	7/20 at 102.00	BB	1,882,880
1,330	6.000%, 7/01/43	7/20 at 102.00	BB	1,186,546
800	6.000%, 7/01/48	7/20 at 102.00	BB	703,864

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	2,944,390
4,865	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	4,975,776

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2014A:
50	6.875%, 7/01/34	7/20 at 102.00	BB	46,821
1,895	7.375%, 7/01/49	7/20 at 102.00	BB	1,800,667

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB	3,092,370
5,700	5.375%, 7/01/46	7/26 at 100.00	BB	5,016,456
6,830	5.500%, 7/01/51	7/26 at 100.00	BB	5,999,745

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,973,962
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,554,519

8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	10,130,299

2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	2,618,398

11,315	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	11,396,355

7,720	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (7)	8,460,348

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
435	7.000%, 1/01/22	No Opt. Call	B	435,287
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,069,629
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,272,813

NUVEEN	165

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	$5,856,319

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,190	6.000%, 6/01/40 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (7)	1,262,745
2,750	6.100%, 6/01/45 (Pre-refunded 6/01/19)	6/19 at 100.00	BB+ (7)	2,921,930

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Baa3 (7)	2,884,502

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Tender Option Bond Trust 2015-XF0087, 11.275%, 9/01/39 (Pre-refunded 3/01/18), 144A (IF)	3/18 at 100.00	AA (7)	3,222,698

17,630	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	BB–	20,128,876

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	68,384
80	5.250%, 12/01/28	No Opt. Call	BBB+	97,894
26,530	5.500%, 12/01/37, 144A	No Opt. Call	Ba1	33,693,896

4,425	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.900%, 4/01/32	4/18 at 100.00	A+	4,447,612

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,179,277
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,423,488

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
2,140	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,205,013
2,665	6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	2,750,520
3,085	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	3,172,367

1,200	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	Baa3	1,274,268

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
5,911	5.750%, 7/01/22	3/18 at 100.00	N/R	5,911,532
9,523	6.000%, 7/01/30	3/18 at 100.00	N/R	9,216,931

4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Series 2012, 5.125%, 3/01/42, 144A	9/22 at 100.00	BB+	4,379,971

	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011:
3,090	7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	3,573,523
1,830	7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (7)	2,173,802

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	3/18 at 100.00	N/R	1,270,240
420,695	Total Arizona			432,668,478

	California – 22.0%

1,250	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured	10/26 at 100.00	BBB	1,353,475

166	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
$855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	A2	$589,104
5,500	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	2,990,845
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	2,247,880

1,810	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,106,406

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
7,065	5.000%, 3/01/31	3/26 at 100.00	Ba3	7,732,572
1,640	5.250%, 3/01/36	3/26 at 100.00	Ba3	1,805,443
12,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	12,969,033
15,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	17,019,837

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 12.215%, 8/01/47, 144A (IF) (6)	8/23 at 100.00	A+	4,925,147

1,000	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	3/18 at 100.00	N/R	1,000,060

7,075	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/37	9/18 at 100.00	N/R	7,100,258

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42 (5)	5/40 at 100.00	A+	1,145,103
12,480	0.000%, 5/01/47 (5)	5/40 at 100.00	A+	8,277,110

	Bakersfield City School District, Kern County, California, General Obligation Refunding Bonds, Series 2017A:
4,890	4.000%, 11/01/42 (UB) (6)	11/26 at 100.00	A+	5,254,843
3,750	4.000%, 11/01/46 (UB) (6)	11/26 at 100.00	A+	4,017,750

4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, Series 2017A , 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	A	4,514,594

19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014S-6, 5.000%, 10/01/54 (UB) (6)	10/24 at 100.00	A1	22,190,811

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179:
1,250	14.919%, 4/01/43 (Pre-refunded 4/01/18), 144A (IF) (6)	4/18 at 100.00	Aa3 (7)	1,300,825
1,000	13.419%, 4/01/47 (Pre-refunded 4/01/18), 144A (IF) (6)	4/18 at 100.00	Aa3 (7)	1,037,020
1,250	13.419%, 4/01/47 (Pre-refunded 4/01/18), 144A (IF) (6)	4/18 at 100.00	Aa3 (7)	1,296,275

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2017S-7:
13,000	4.000%, 4/01/47 (UB) (6)	4/27 at 100.00	A1	14,031,420
1,000	4.000%, 4/01/49 (UB) (6)	4/27 at 100.00	A1	1,075,990

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,111,859

2,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	3,209,535

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,125,070

NUVEEN	167

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,595	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	$1,761,247

2,165	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,592,414

7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2012C, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	AA–	7,734,928

4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election 2016, Series 2016A, 4.000%, 8/01/46 – AGM Insured (UB) (6)	8/27 at 100.00	A	4,455,614

10,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,863,500

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
1,500	5.650%, 6/01/41	12/18 at 100.00	B2	1,512,900
1,175	5.700%, 6/01/46	12/18 at 100.00	B2	1,179,794

2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	3/18 at 100.00	Ba3	2,000,120

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	3/18 at 100.00	B–	7,000,350

50,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	3/18 at 100.00	N/R	7,816,000

4,700	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	5,061,054

6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2015A, 4.000%, 8/15/40 (UB)	8/25 at 100.00	AA–	7,069,032

	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016B:
11,530	4.000%, 11/15/41 (UB) (6)	11/26 at 100.00	AA–	12,273,454
75,910	5.000%, 11/15/46 (UB) (6)	11/26 at 100.00	AA–	89,330,888

22,535	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2017A, 4.000%, 11/15/48 (UB) (6)	11/27 at 100.00	AA–	23,951,099

2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2017A, 5.000%, 11/15/48 (UB) (6)	11/27 at 100.00	AA–	2,375,080

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
2,500	15.318%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	Aa3 (7)	4,111,550
1,500	15.318%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	Aa3 (7)	2,466,930
4,000	14.312%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6)	11/21 at 100.00	Aa3 (7)	6,355,960

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
15,605	5.000%, 8/15/42	8/27 at 100.00	Baa2	18,266,121
19,080	5.000%, 8/15/47	8/27 at 100.00	Baa2	22,246,708

	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
3,810	5.000%, 2/01/42 (UB) (6)	2/27 at 100.00	A+	4,448,518
6,830	5.000%, 2/01/47 (UB) (6)	2/27 at 100.00	A+	7,944,998

168	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
$1,250	12.418%, 4/01/42, 144A (IF) (6)	4/22 at 100.00	A+	$1,861,663
605	12.398%, 4/01/42, 144A (IF) (6)	4/22 at 100.00	A+	900,434

	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152:
540	12.834%, 8/15/43, 144A (IF) (6)	8/24 at 100.00	A1	830,720
1,250	12.851%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	A1	1,823,088

13,495	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2017A, 5.000%, 11/15/56 (UB) (6)	11/27 at 100.00	A+	15,898,460

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
465	15.486%, 10/01/33, 144A (IF) (6)	10/24 at 100.00	AA–	864,942
460	15.514%, 10/01/38, 144A (IF) (6)	10/24 at 100.00	AA–	847,072
3,150	15.600%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	5,237,663
2,000	15.600%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	3,325,500
2,000	15.600%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	3,325,500
845	15.553%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	1,403,038

1,020	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034, 15.818%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	1,696,005

14,800	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016A, 4.000%, 10/01/47 (UB) (6)	10/26 at 100.00	AA–	15,707,980

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,017,483

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
1,800	15.356%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	2,974,230
1,610	15.349%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA–	2,659,704

3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (6)	8/25 at 100.00	AA–	3,808,403

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,000	12.911%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA	3,043,760
2,385	12.908%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA	3,629,326

4,690	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41 (UB)	11/25 at 100.00	AA–	5,504,184

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2221:
2,500	16.838%, 8/15/42, 144A (IF)	8/20 at 100.00	AA–	3,625,675
2,000	16.838%, 8/15/42, 144A (IF)	8/20 at 100.00	AA–	2,900,540

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XG0048:
2,500	16.870%, 8/15/42, 144A (IF) (6)	8/20 at 100.00	AA–	3,625,675
2,500	16.870%, 8/15/42, 144A (IF) (6)	8/20 at 100.00	AA–	3,625,675

1,015	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	A1	1,097,692

8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (UB) (6)	10/26 at 100.00	AAA	9,457,431

NUVEEN	169

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A:
$1,330	4.000%, 11/01/31 (UB) (6)	11/23 at 100.00	A	$1,429,311
1,820	4.000%, 11/01/32 (UB) (6)	11/23 at 100.00	A	1,948,765
6,085	4.000%, 11/01/45 (UB) (6)	11/23 at 100.00	A	6,421,258

1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BB+	1,554,120

17,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39 (Pre-refunded 2/01/19)	2/19 at 100.00	Baa1 (7)	18,005,550

3,600	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	BB+	3,732,984

3,940	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	4,238,967

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BB+	2,044,640

1,195	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	BB	1,235,941

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
2,750	5.250%, 8/01/42	8/22 at 100.00	BB	2,847,020
675	5.300%, 8/01/47	8/22 at 100.00	BB	698,787

1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 7.000%, 6/01/34	6/22 at 102.00	N/R	2,255,015

40	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Taxable Series 2014B , 7.250%, 6/01/18	No Opt. Call	N/R	39,976

1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A	8/24 at 100.00	BB–	1,729,745

925	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A	8/26 at 100.00	N/R	957,671

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
815	6.750%, 10/01/28	10/18 at 100.00	N/R	827,127
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	1,009,300

1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,406,347

8,550	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (7)	9,504,094

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	5,682,250

1,750	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Refunding Series 2017A, 4.000%, 11/15/48	11/27 at 100.00	A–	1,810,707

7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	8,789,915

2,225	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.250%, 8/15/49	8/24 at 100.00	BBB+	2,448,657

170	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,100	California Municipal Finance Authority, Multifamily Housing Revenue Bonds, Casa Griffin Apartments, Series 2011A-1, 6.000%, 10/01/46	10/21 at 100.00	BB+	$3,234,354

	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
3,000	5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	3,298,380
5,935	5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	6,459,951

1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/47	7/27 at 100.00	Baa2	1,142,850

	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A:
7,025	5.000%, 7/01/42	7/27 at 100.00	Baa2	8,096,804
11,930	5.000%, 7/01/47	7/27 at 100.00	Baa2	13,634,320

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32, 144A	1/22 at 100.00	N/R	618,382
530	6.875%, 1/01/42, 144A	1/22 at 100.00	N/R	576,762

1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,277,983

320	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014B, 5.500%, 1/01/19	No Opt. Call	N/R	319,811

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	557,205
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A3 (7)	1,168,315

750	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015, 5.000%, 11/01/40	11/24 at 100.00	BBB–	838,027

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
5,185	5.250%, 11/01/36	11/26 at 100.00	BBB–	6,000,912
9,280	5.250%, 11/01/41	11/26 at 100.00	BBB–	10,647,872
6,670	5.250%, 11/01/47	11/26 at 100.00	BBB–	7,598,464
14,425	5.000%, 11/01/47	11/26 at 100.00	BBB–	16,043,773

1,085	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/40	7/24 at 100.00	BBB–	1,207,768

9,150	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A, 5.000%, 2/01/47	2/27 at 100.00	Baa1	10,478,671

5,600	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	5,632,368

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27, 144A (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,470,180

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
18,955	5.000%, 7/01/37, 144A (Alternative Minimum Tax)	7/22 at 100.00	Baa3	20,662,845
25,295	5.000%, 11/21/45, 144A (Alternative Minimum Tax)	7/22 at 100.00	Baa3	27,462,781

NUVEEN	171

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
$2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	$2,099,984
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	3,091,943

555	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	549,994

1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	1,871,292

	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	4,483,545
2,360	5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	2,382,774

	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
2,755	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,851,783
1,025	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,048,267

2,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/36, 144A	8/25 at 100.00	BBB	2,234,840

	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,016,754
1,100	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,091,013

	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,915	5.750%, 6/01/42	6/26 at 100.00	N/R	5,845,854
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	5,016,629

	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A:
2,525	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,616,077
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,014,970

2,000	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BB+	2,144,940

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	1,041,890

	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017:
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,277,812
5,000	6.500%, 7/01/50, 144A	7/27 at 100.00	N/R	5,110,000

1,430	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A	5/27 at 100.00	N/R	1,463,362

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
480	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	507,307
650	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	684,729

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G:
610	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	639,371
525	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	546,163

172	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$11,770	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (4)	6/20 at 102.00	N/R	$8,768,650

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,317,511
2,390	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	2,541,120

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34	2/24 at 100.00	BB–	2,193,171
4,960	6.750%, 8/01/44	2/24 at 100.00	BB–	5,461,654

2,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	2,061,940

1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A	11/24 at 100.00	N/R	1,402,063

690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	778,541

	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A:
590	5.000%, 7/01/37, 144A	7/27 at 100.00	BBB	677,928
620	5.000%, 7/01/47, 144A	7/27 at 100.00	BBB	699,385

	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
1,280	5.750%, 7/01/41, 144A	7/26 at 100.00	BB+	1,403,277
1,250	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	1,383,100

10,000	California State, General Obligation Bonds, Refunding Various Purpose, Series 2017, 5.000%, 8/01/46 (UB)	8/26 at 100.00	AA–	11,834,400

1,500	California State, General Obligation Bonds, Series 2015, 5.000%, 3/01/45 (UB) (6)	3/25 at 100.00	A+	1,753,005

10,000	California State, General Obligation Bonds, Series 2016, 5.000%, 9/01/45 (UB) (6)	9/26 at 100.00	AA–	11,858,700

10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 13.159%, 9/01/32, 144A (IF) (6)	9/23 at 100.00	Aa3	17,104,207

	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039:
125	12.659%, 10/01/37, 144A (IF) (6)	10/24 at 100.00	Aa3	213,661
815	12.627%, 10/01/37, 144A (IF) (6)	10/24 at 100.00	Aa3	1,391,295
1,570	12.610%, 10/01/37, 144A (IF) (6)	10/24 at 100.00	Aa3	2,678,263
15,725	13.020%, 4/01/43, 144A (IF) (6)	4/23 at 100.00	Aa3	24,368,089
1,250	13.020%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	Aa3	2,112,625

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 15.030%, 3/01/40 – AGM Insured, 144A (IF) (6)	3/20 at 100.00	Aa3	5,964,885

1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1037, 12.911%, 8/01/35, 144A (IF) (6)	8/24 at 100.00	AA–	2,122,988

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	12.667%, 11/01/43, 144A (IF) (6)	11/23 at 100.00	Aa3	4,023,350
1,875	12.660%, 11/01/43, 144A (IF) (6)	11/23 at 100.00	Aa3	3,016,744
725	12.667%, 5/01/44, 144A (IF) (6)	5/24 at 100.00	Aa3	1,196,540
750	9.126%, 11/01/44, 144A (IF) (6)	11/24 at 100.00	Aa3	974,160

NUVEEN	173

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California State, General Obligation Bonds, Various Purpose, Series 2015:
$14,520	5.000%, 8/01/45 (UB) (6)	8/25 at 100.00	AA–	$17,099,188
3,055	4.000%, 8/01/45 (UB) (6)	8/25 at 100.00	AA–	3,297,200

1,885	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A, 5.000%, 11/01/41, 144A	11/27 at 100.00	N/R	2,075,479

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
34,785	5.250%, 12/01/44	12/24 at 100.00	BB	38,469,775
96,770	5.500%, 12/01/54	12/24 at 100.00	BB	108,430,785

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
12,435	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	13,612,719
140,605	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	156,122,168

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42 (4)	11/20 at 102.00	N/R	1,005,000

1,925	California Statewide Communities Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42 (Pre-refunded 6/01/19)	6/19 at 100.00	Aaa	2,080,713

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (7)	2,819,483

1,345	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R (7)	1,536,797

	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
225	6.000%, 10/01/29	10/19 at 100.00	BBB+	240,788
4,650	6.250%, 10/01/39	10/19 at 100.00	BBB+	4,957,132

440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 15.103%, 11/15/49 – AGM Insured, 144A (IF) (6)	11/24 at 100.00	A+	735,962

2,000	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A–	2,306,780

25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	AA–	28,441,750

	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
3,000	4.000%, 8/15/41 (UB) (6)	8/26 at 100.00	A+	3,186,390
5,440	5.000%, 8/15/51 (UB) (6)	8/26 at 100.00	A+	6,217,104

	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2017A-2:
95,000	4.000%, 11/01/44 (UB) (6)	11/27 at 100.00	A+	103,047,450
9,250	4.000%, 11/01/51 (UB)	11/27 at 100.00	A+	9,861,425

	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
7,210	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	7,779,229
8,150	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	8,751,062

174	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,800	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 13.836%, 7/01/47 (Pre-refunded 7/01/18) – AGM Insured, 144A (IF)	7/18 at 100.00	AA (7)	$3,012,296

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,089,810

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,222,540

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,361,106
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,416,203

1,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,690,785

1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,102,470

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
3,650	5.000%, 9/02/35	9/25 at 100.00	N/R	3,948,752
1,200	5.000%, 9/02/40	9/25 at 100.00	N/R	1,282,560

4,015	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	4,230,686

1,250	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	1,326,175

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690	5.000%, 9/02/36	9/26 at 100.00	N/R	1,839,734
2,190	5.000%, 9/02/46	9/26 at 100.00	N/R	2,358,871

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A:
1,820	5.000%, 9/02/37	9/27 at 100.00	N/R	1,984,401
2,010	5.000%, 9/02/46	9/27 at 100.00	N/R	2,168,026

2,300	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	2,562,936

2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,641,112

20	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	20,420

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,712,200

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,505,487
2,250	7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,730,622

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
6,360	5.750%, 7/01/30 (8)	3/18 at 100.00	CCC	6,362,290
15,010	5.750%, 7/01/35 (8)	3/18 at 100.00	CCC	15,011,951
13,000	5.500%, 7/01/39 (8)	3/18 at 100.00	CCC	13,001,040

NUVEEN	175

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,930	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (8)	3/18 at 100.00	CCC	$2,936,417

15,955	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (UB) (6)	11/25 at 100.00	AA–	18,662,883

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2015-XF2186, 14.053%, 11/15/48 (Pre-refunded 5/15/18), 144A (IF) (6)	5/18 at 100.00	AA–(7)	7,305,490

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 2016-XF2351, 14.312%, 11/15/48 (Pre-refunded 5/15/18), 144A (IF) (6)	5/18 at 100.00	AA– (7)	6,925,226

	City of Dublin, California, Community Facilities District No. 2015-1, Dublin Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017:
1,270	5.000%, 9/01/37	9/27 at 100.00	N/R	1,452,956
4,180	5.000%, 9/01/47	9/27 at 100.00	N/R	4,682,729

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,069,510

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
835	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	851,683
155	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	157,844

450	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (7)	461,322

2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 13.073%, 8/01/38, 144A (IF)	No Opt. Call	AA	3,916,900

665	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37	9/24 at 103.00	N/R	744,281

855	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos, Refunding Series 2017, 5.000%, 9/01/34	9/24 at 103.00	N/R	960,772

500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35	9/23 at 100.00	N/R	553,885

18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A1	19,398,103

1,250	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014, 5.000%, 9/01/45	9/23 at 100.00	N/R	1,336,200

	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
1,000	5.000%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	B– (7)	1,023,520
2,000	5.250%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	B– (7)	2,050,320
2,000	5.750%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	B– (7)	2,056,880

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 216-XG0043, 12.966%, 8/01/39 (Pre-refunded 8/01/19) – AGC Insured, 144A (IF)	8/19 at 100.00	A+ (7)	6,090,450

	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Series 2016:
10,535	4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	11,285,197
12,640	4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa2	13,520,376

	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	AA–	2,569,960
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	AA–	3,367,405
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	AA–	3,214,952

176	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	$3,574,526

7,385	Fillmore, California, Wastewater Revenue Bonds, Series 2017, 4.000%, 5/01/42 – AGM Insured (UB) (6)	5/27 at 100.00	A2	7,944,340

	Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds, Series 2017:
2,000	5.000%, 9/01/37	9/27 at 100.00	N/R	2,182,320
4,125	5.000%, 9/01/47	9/27 at 100.00	N/R	4,504,500

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 80, Bella Strada, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,138,720

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/18 at 100.00	N/R	3,615,848
3,000	5.000%, 9/01/36	9/18 at 100.00	N/R	3,004,410

6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	7,776,730

9,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/33	No Opt. Call	BBB–	4,911,120

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
11,000	0.000%, 1/15/32 – AGM Insured (5)	1/31 at 100.00	BBB–	10,343,520
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	BBB–	2,469,850
4,500	5.750%, 1/15/46	1/24 at 100.00	BBB–	5,229,450

32,185	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%, 1/15/53	7/27 at 100.00	BBB–	32,413,835

9,550	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B, 0.000%, 8/01/43	8/26 at 54.52	Aa3	3,655,453

11,900	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2016B, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	Aa3	12,775,245

5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Series 2016A, 4.000%, 8/01/46 – BAM Insured (UB) (6)	8/27 at 100.00	AA	5,726,349

150,695	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	152,610,333

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
37,765	5.000%, 6/01/33	3/18 at 100.00	B3	37,765,755
127,900	5.750%, 6/01/47	3/18 at 100.00	B3	128,782,510
139,275	5.125%, 6/01/47	3/18 at 100.00	B–	139,270,822

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2015A:
34,235	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A1	39,540,741
6,000	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A1	6,895,080

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
925	12.449%, 6/01/34, 144A (IF) (6)	6/25 at 100.00	A+	1,552,603
2,485	12.445%, 6/01/40, 144A (IF) (6)	6/25 at 100.00	A+	4,024,979
690	12.437%, 6/01/40, 144A (IF) (6)	6/25 at 100.00	A+	1,117,227
34,335	12.448%, 6/01/45, 144A (IF) (6)	6/25 at 100.00	Aa2	54,822,008

NUVEEN	177

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$586,905	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	3/18 at 100.00	CCC+	$79,290,865

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,895,449

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 17.504%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (6)	7/21 at 100.00	Aa2 (7)	3,025,106

4,565	Hartnell Community College District, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/47 (UB) (6)	8/27 at 100.00	AA	4,950,423

820	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, South Bay, Series 2006, 4.600%, 9/01/21	9/18 at 100.00	N/R	831,611

18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Series 2016A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	AA+	20,371,081

	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2014:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (6)	8/26 at 100.00	A+	13,505,259
44,380	4.000%, 8/01/42 – AGM Insured (UB) (6)	8/26 at 100.00	A+	47,436,451

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	3/18 at 100.00	N/R	3,258,580
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	3/18 at 100.00	N/R	1,002,790
1,050	5.000%, 9/01/31 – SYNCORA GTY Insured	3/18 at 100.00	N/R	1,051,711
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	3/18 at 100.00	N/R	4,249,542

510	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	520,955

263,100	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2, 0.000%, 6/01/47	3/18 at 100.00	N/R	37,339,152

	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 09-1, Series 2017B:
1,000	5.000%, 9/01/47	9/27 at 100.00	N/R	1,136,070
1,000	5.000%, 9/01/51	9/27 at 100.00	N/R	1,122,890

1,000	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 09-1, Series 2017C, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,138,720

1,000	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 09-1, Series 2017D, 5.000%, 9/01/49	9/27 at 100.00	N/R	1,129,890

1,000	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,104,940

2,750	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/49	9/24 at 100.00	N/R	2,972,695

3,900	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/49	9/23 at 103.00	N/R	3,951,207

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 33 Eastvale Area, Series 2014:
3,260	5.000%, 9/01/43	9/24 at 100.00	N/R	3,534,036
3,140	5.000%, 9/01/43	9/24 at 100.00	N/R	3,403,948

	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A:
1,265	5.000%, 9/01/35	9/25 at 100.00	N/R	1,403,151
1,940	5.000%, 9/01/40	9/25 at 100.00	N/R	2,142,206

178	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series 2017B, 4.000%, 8/01/41 (UB) (6)	8/27 at 100.00	Aa3	$12,431,951

4,590	King Community Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	5,337,757

1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36	5/22 at 101.00	BBB–	1,167,408

260	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	288,522

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015:
1,000	5.000%, 9/01/35	9/25 at 100.00	N/R	1,124,290
4,400	5.000%, 9/01/40	9/25 at 100.00	N/R	4,953,256

1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,266,470

5,315	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (5)	No Opt. Call	A1	4,040,516

	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House – Shea Homes Improvement Area 1, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,751,325
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,177,850

	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017:
2,750	5.000%, 9/01/42	9/27 at 100.00	N/R	3,131,480
2,500	5.000%, 9/01/47	9/27 at 100.00	N/R	2,837,950

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.250%, 9/01/29	9/22 at 100.00	N/R	1,071,640

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB (7)	2,165,660
1,400	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (7)	1,515,962
1,045	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB (7)	1,131,557

3,170	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	3,514,040

810	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	887,128

1,825	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A, 5.000%, 9/01/43	9/24 at 100.00	N/R	1,990,838

6,000	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Series 2016J, 4.000%, 8/01/41 (UB) (6)	8/26 at 100.00	Aa3	6,408,540

	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2016A:
6,380	4.000%, 8/01/39 (UB) (6)	8/26 at 100.00	Aa2	6,934,741
10,450	4.000%, 8/01/40 (UB) (6)	8/26 at 100.00	Aa2	11,350,268
13,045	4.000%, 8/01/41 (UB) (6)	8/26 at 100.00	Aa2	14,158,521
14,760	4.000%, 8/01/42 (UB) (6)	8/26 at 100.00	Aa2	16,008,253
32,355	4.000%, 8/01/45 (UB) (6)	8/26 at 100.00	Aa2	34,963,460

NUVEEN	179

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$10,255	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2008E, 4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa2	$11,106,062

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (5)	8/29 at 100.00	AA–	1,640,815

6,130	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,366,924

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 2016-XL0005, 13.241%, 5/15/35, 144A (IF) (6)	5/20 at 100.00	AA	2,404,988

7,565	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42 (UB) (6)	1/27 at 100.00	AA–	9,079,967

	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047:
1,150	12.820%, 7/01/38, 144A (IF) (6)	7/22 at 100.00	AA	1,751,071
1,715	12.839%, 7/01/43, 144A (IF) (6)	1/24 at 100.00	AA	2,712,084

5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014E, 5.000%, 7/01/44 (UB) (6)	7/24 at 100.00	AA–	5,767,700

16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (6)	1/27 at 100.00	Aa2	17,369,921

2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 15.315%, 7/01/44, 144A (IF) (6)	7/24 at 100.00	Aa2	4,277,447

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2017-XF2455, 15.659%, 6/01/34, 144A (Pre-refunded 6/01/19) (IF) (6)	6/19 at 100.00	AA+ (7)	3,088,175

8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa2	8,613,200

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,181,070

8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Series 2014, 4.000%, 8/01/46 (UB)	8/27 at 100.00	Aa3	8,599,440

	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
1,185	7.000%, 8/01/26 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	1,402,092
2,650	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	3,158,376
10,010	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	12,016,805

3,950	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	4,741,896

36,485	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2013A, 4.000%, 8/01/47 (UB) (6)	8/27 at 100.00	Aa2	39,565,429

7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017A, 4.000%, 4/01/42 (UB) (6)	4/27 at 100.00	AA–	8,574,523

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
890	5.125%, 1/01/33	1/21 at 100.00	B1	917,990
1,190	5.250%, 1/01/42	1/21 at 100.00	B1	1,232,947

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Faculties District 2011-1, Improvement Area 1, Series 2015:
2,240	5.000%, 9/01/39	9/24 at 100.00	N/R	2,449,126
2,950	5.000%, 9/01/44	9/24 at 100.00	N/R	3,216,237

180	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$1,750	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Faculties District 2011-1, Improvement Area 2, Series 2013, 6.000%, 9/01/43 (Pre-refunded 3/01/18)	3/18 at 103.00	N/R (7)	$1,815,397

1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	1,615,140

	Merced, California, Community Facilities District 2005-1, Improvement Area 1 Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26 (Pre-refunded 3/01/18)	3/18 at 100.00	N/R (7)	1,277,912
2,195	5.300%, 9/01/36 (Pre-refunded 3/01/18)	3/18 at 100.00	N/R (7)	2,208,850

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26 (Pre-refunded 5/01/21)	5/21 at 100.00	A+ (7)	1,781,919
1,075	6.900%, 5/01/36 (Pre-refunded 5/01/21)	5/21 at 100.00	A+ (7)	1,257,750

12,155	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2016A, 4.000%, 8/01/46 (UB) (6)	8/26 at 100.00	A1	12,767,369

1,100	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,219,812

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	9/18 at 100.00	N/R	616,956

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/18 at 100.00	N/R	220,847

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	9/18 at 100.00	N/R	1,002,450

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/18 at 100.00	N/R	1,013,202
1,325	5.000%, 9/01/37	9/18 at 100.00	N/R	1,328,074

11,500	Morgan Hill Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2017, 4.000%, 8/01/47 (UB) (6)	8/27 at 100.00	N/R	12,520,970

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	2,190,020

580	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	652,285

2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	2,791,264

3,390	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	A1	2,555,721

	Ontario, California, Special Tax Bonds, Community Facilities District 24 Park Place Facilities Phase I, Series 2016:
1,365	5.000%, 9/01/41	9/26 at 100.00	N/R	1,537,427
2,000	5.000%, 9/01/46	9/26 at 100.00	N/R	2,244,620

3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 2016-XF1056, 12.221%, 10/01/42, 144A (IF) (6)	4/22 at 100.00	A	5,152,851

1,250	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A, 5.000%, 8/15/41	8/26 at 100.00	N/R	1,417,225

2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	A	1,458,327

NUVEEN	181

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/18 at 100.00	N/R	$2,493,797

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	9/18 at 100.00	N/R	1,700,272
3,780	5.450%, 9/01/32	9/18 at 100.00	N/R	3,782,041
4,480	5.500%, 9/01/36	9/18 at 100.00	N/R	4,481,747

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
915	7.000%, 4/01/25	3/18 at 100.00	CCC+	909,748
1,605	7.500%, 4/01/35	3/18 at 100.00	CCC+	1,589,431

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	AA–	736,585
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	AA–	701,888

8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, Series 2017A, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa3	9,554,639

2,855	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.400%, 9/01/35	9/18 at 100.00	N/R	2,865,278

8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2017, 4.000%, 8/01/45 (UB) (6)	8/27 at 100.00	AA	8,689,280

5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (7)	5,759,383

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	18,761,126

	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2017:
8,100	4.000%, 11/01/38	11/27 at 100.00	Ba1	8,211,537
12,670	4.000%, 11/01/47	11/27 at 100.00	Ba1	12,741,205

6,265	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/39	11/26 at 100.00	Ba1	7,068,486

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured (5)	8/29 at 100.00	BB+	3,778,590

3,020	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	3,416,768

16,460	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	18,517,006

5,340	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-2, Monument Park Estates, Series 2015B, 5.000%, 9/01/45	9/25 at 100.00	N/R	5,900,380

285	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	316,718

3,900	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	A3	4,670,016

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (7)	17,566,950

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,792,500

182	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Pittsburg Unified School District, Contra Costa County, California, Series 2016:
$5,000	4.000%, 8/01/40 (UB) (6)	8/26 at 100.00	Aa3	$5,411,000
11,000	4.000%, 8/01/44 (UB) (6)	8/26 at 100.00	Aa3	11,826,320

1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	3/18 at 100.00	BBB–	1,455,844

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	3/18 at 100.00	BBB–	1,285,385

	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2017A:
12,635	4.000%, 8/01/42 – BAM Insured (UB)	8/26 at 100.00	A	13,603,978
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	A	10,182,622

1,200	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,284,948

1,250	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,381,175

4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	3/18 at 100.00	N/R	4,412,488

4,725	River Delta Unified School District, School Facilities Improvement District 2, Sacramento and Solano Counties, California, General Obligation Bonds, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	1,529,766

31,284	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18 (4)	3/18 at 100.00	N/R	8,293,388

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 13.644%, 11/01/45, 144A (Alternative Minimum Tax) (IF) (6)	11/25 at 100.00	A+	2,163,375

3,030	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Desert Communities & Interstate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (6)	10/27 at 100.00	A	3,270,976

6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (6)	10/27 at 100.00	A	6,692,563

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	A (7)	1,679,055

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	2,567,218
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	2,445,615
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	2,329,320
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	1,768,200

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42 (Pre-refunded 10/01/21)	10/21 at 100.00	A3 (7)	1,197,570

1,410	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 5.000%, 9/01/42	9/22 at 100.00	N/R	1,508,940

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	A–	280,038
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	A–	322,238

NUVEEN	183

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$3,240	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	$3,600,774

885	Roseville, California, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/18 at 100.00	N/R	888,991

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Refunding Series 2017:
1,000	5.000%, 9/01/31	9/27 at 100.00	N/R	1,156,630
1,000	5.000%, 9/01/32	9/27 at 100.00	N/R	1,151,220

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Packard Campus Oaks, Series 2016:
1,130	5.000%, 9/01/31	9/26 at 100.00	N/R	1,230,965
1,000	5.000%, 9/01/36	9/26 at 100.00	N/R	1,073,300
1,735	5.500%, 9/01/46	9/26 at 100.00	N/R	1,911,814

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014:
1,880	5.000%, 9/01/39	9/24 at 100.00	N/R	2,038,033
1,395	5.000%, 9/01/44	9/24 at 100.00	N/R	1,505,400

3,450	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	3,752,875

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
2,500	13.245%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	5,014,050
3,000	13.245%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	6,016,860
6,580	13.554%, 12/01/33 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	14,464,222

1,790	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 2016-XG0067, 13.382%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	A+	3,586,301

3,400	Sacramento County, California, Special Tax Bonds, Community Facilities District 2014-2 North Vineyard Station 2, Series 2016, 5.000%, 9/01/41	9/26 at 100.00	N/R	3,791,510

5,765	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/18 at 100.00	N/R	5,792,499

2,455	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	A3	2,703,741

1,000	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,109,210

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
5,615	8.000%, 12/01/31	12/21 at 100.00	Ba2	6,487,515
25,160	7.500%, 12/01/41	12/21 at 100.00	Ba2	28,807,445

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 14.725%, 8/01/39 (Pre-refunded 8/01/19), 144A (IF)	8/19 at 100.00	AA– (7)	3,666,050

15,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2013C, 4.000%, 7/01/42 (UB)	7/23 at 100.00	AA–	15,965,850

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 12.637%, 5/01/44, 144A (IF) (6)	5/24 at 100.00	A+	2,092,767

4,285	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1033, 12.628%, 5/01/44, 144A (Alternative Minimum Tax) (IF) (6)	5/24 at 100.00	A+	6,689,656

184	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/44	8/24 at 100.00	N/R	$5,514,300

1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A–	1,435,162

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
2,750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	1,813,982
8,905	0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	4,429,436
16,120	0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	4,379,804

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/18 at 49.60	N/R	660,027
3,020	0.000%, 8/01/34	8/18 at 38.95	N/R	1,138,298

	San Jacinto Unified School District Financing Authority, Riverside County, California, Special Tax Bonds, Refunding Series 2017:
250	5.000%, 9/01/35	9/24 at 103.00	N/R	279,325
570	5.000%, 9/01/43	9/24 at 103.00	N/R	633,595

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
11,500	5.250%, 1/15/44	1/25 at 100.00	BBB–	12,981,890
16,000	5.250%, 1/15/49	1/25 at 100.00	BBB–	18,008,000

1,460	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	BBB	1,644,880

198	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 2015-XF2185, 15.674%, 9/01/38 – BHAC Insured, 144A (IF) (6)	3/18 at 100.00	A+	200,242

13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series 2016A, 4.000%, 8/01/45 – BAM Insured (UB) (6)	8/27 at 100.00	AA	14,364,916

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	A2	3,319,514

7,815	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (Alternative Minimum Tax)	3/18 at 100.00	N/R	7,823,362

7,055	Santa Monica Public Financing Authority, California, Lease Revenue Bonds, City Services Building Project, Green Series, Series 2017, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	AA+	7,646,280

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A (7)	3,773,900

	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,565,937
3,440	6.000%, 9/01/43	9/23 at 100.00	N/R	3,933,055

	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	3/18 at 36.34	N/R	7,872,920
7,500	0.000%, 6/01/47	3/18 at 19.33	N/R	1,203,075

11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Series 2012C, 4.000%, 8/01/46 (UB) (6)	8/27 at 100.00	Aa3	12,360,778

NUVEEN	185

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$5,000	Sonoma Valley Unified School District, Sonoma County, California, General Obligation Bonds, Series 2017, 4.000%, 8/01/47 (UB) (6)	8/26 at 100.00	AA–	$5,379,500

1,400	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 0.000%, 8/01/41	No Opt. Call	AA–	606,634

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/19 at 100.00	N/R	7,525,800

3,500	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	3,870,230

4,665	Sweetwater Union High School District, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/42 (UB) (6)	2/26 at 100.00	A+	4,976,622

6,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	6,383,700

	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
4,905	5.500%, 9/01/27, 144A	No Opt. Call	N/R	4,994,516
3,655	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	3,736,214
4,940	6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	5,104,996
13,245	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	13,689,767

6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 14.171%, 5/15/38, 144A (IF) (6)	5/23 at 100.00	AA–	11,433,098

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
15,195	5.375%, 6/01/38	3/18 at 100.00	B–	15,218,400
25,315	5.500%, 6/01/45	3/18 at 100.00	B–	25,315,253

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
11,300	5.000%, 6/01/37	3/18 at 100.00	B2	11,325,877
47,950	5.125%, 6/01/46	3/18 at 100.00	B2	48,016,171

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
835	5.100%, 11/01/27 (4)	3/18 at 100.00	N/R	626,250
2,785	5.200%, 11/01/32 (4)	3/18 at 100.00	N/R	2,088,750

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	A– (7)	1,428,756

700	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A, 5.000%, 9/01/40	9/25 at 100.00	N/R	785,988

	Twenty-nine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	889,329
4,110	7.650%, 9/01/42	9/21 at 100.00	BBB+	4,920,862

10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (6)	8/26 at 100.00	A1	11,337,775

10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2017C, 4.000%, 9/01/46 (UB) (6)	9/27 at 100.00	AA+	11,060,095

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-2194, 13.019%, 5/15/37, 144A (IF) (6)	5/22 at 100.00	AA–	2,354,887

5,500	University of California, General Revenue Bonds, Limited Project, Series 2016K, 4.000%, 5/15/46 (UB) (6)	5/26 at 100.00	AA–	5,866,355

186	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061, 13.242%, 5/15/36, 144A (IF) (6)	5/23 at 100.00	AA	$3,964,325

2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 13.170%, 5/15/38, 144A (IF) (6)	5/23 at 100.00	AA	4,105,290

2,000	Val Verde Unified School District Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/37	3/25 at 100.00	N/R	2,213,840

3,504	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Alternative Minimum Tax) (Pre-refunded 3/12/18)	3/18 at 100.00	N/R (7)	3,398,039

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	A2	3,538,210

1,300	Washington Township Health Care District, California, Revenue Bonds, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa1	1,475,474

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	721,572

3,630	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,122,555

1,800	West Sacramento, California, Special Tax Bonds, Community Facilities District 14 Newport Estates, Refunding & capital Projects, Series 2014, 4.375%, 9/01/36	9/24 at 100.00	N/R	1,899,360

	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017:
3,315	5.000%, 9/01/42	9/27 at 100.00	N/R	3,736,867
7,155	5.000%, 9/01/47	9/27 at 100.00	N/R	8,034,278

14,835	Western Placer Unified School District, Placer County, California, Certificates of Participation, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (6)	8/27 at 100.00	AA	15,870,335

3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	4,432,358

7,270	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	9/18 at 100.00	N/R	7,272,254
4,218,266	Total California			3,644,175,339

	Colorado – 6.7%

5,452	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	5,713,266

1,575	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	1,586,639

515	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	518,600

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	3/18 at 100.00	BBB–	3,807,220
13,160	5.250%, 10/01/40 – SYNCORA GTY Insured	3/18 at 100.00	BBB–	13,162,237

2,170	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,139,859

NUVEEN	187

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	$3,025,290

527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	534,842

4,405	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 6.125%, 12/01/45	12/20 at 103.00	N/R	4,343,859

1,620	Banning Lewis Ranch Metropolitan District No. 3 (In the City of Colorado Springs), El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,621,280

	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,645	5.500%, 12/01/36	12/21 at 103.00	N/R	2,729,137
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,594,917

2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,440,930

2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	2,964,817

644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	654,059

500	Blue Lake Metropolitan District No. 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	511,400

2,025	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A	12/24 at 100.00	N/R	2,075,848

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (7)	2,054,280

1,945	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,998,604

675	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47	12/22 at 103.00	N/R	675,803

125	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A, 5.000%, 12/01/27 – RAAI Insured	3/18 at 100.00	A3	125,087

	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
2,140	6.000%, 12/01/37	12/22 at 103.00	N/R	2,181,666
6,270	6.125%, 12/01/47	12/22 at 103.00	N/R	6,393,456

8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	8,594,764

3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,453,564

2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	3,032,874

	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2017:
3,275	5.000%, 12/01/37	12/20 at 103.00	N/R	3,321,636
9,265	5.000%, 12/01/47	12/20 at 103.00	N/R	9,344,679

188	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,860	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2015, 6.250%, 12/01/44 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	$4,464,515

1,845	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.500%, 12/01/45 (Pre-refunded 12/01/20)	12/20 at 103.00	N/R (7)	2,094,831

2,801	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	12/19 at 100.00	N/R	2,801,896

	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
6,250	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	6,540,500
17,270	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	17,896,901

4,500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,552,560

1,922	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,848,003

2,673	City Center West Residential Metropolitan District, Greeley, Colorado, General Obligation and Special Revenue Bonds, Limited Tax Series 2014A, 6.250%, 12/01/44	12/19 at 100.00	N/R	2,645,334

765	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	776,452

2,820	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,886,467

	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,229,781
4,380	6.500%, 12/01/47	12/22 at 103.00	N/R	4,477,324

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017:
4,350	5.375%, 10/01/37	10/27 at 100.00	N/R	4,384,104
8,925	5.500%, 10/01/47	10/27 at 100.00	N/R	8,991,134
6,625	5.625%, 10/01/52	10/27 at 100.00	N/R	6,671,309

2,600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010A, 6.250%, 11/01/40	11/20 at 100.00	B+	2,713,750

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B+	4,504,802

1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46, 144A	7/25 at 100.00	BB	1,385,289

1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,769,390

5,660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	5,780,105

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (7)	4,500,479

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
1,790	5.500%, 2/15/26	2/18 at 100.00	N/R	1,791,647
2,370	5.625%, 2/15/36	2/18 at 100.00	N/R	2,370,332

NUVEEN	189

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$970	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB–	$1,044,583

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016:
2,920	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	3,022,112
3,855	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	3,948,792

4,635	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,939,241

2,190	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40, 144A	4/18 at 100.00	N/R	2,192,124

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
2,025	5.125%, 7/01/34, 144A	7/24 at 100.00	BB+	2,089,840
3,150	5.375%, 7/01/44, 144A	7/24 at 100.00	BB+	3,241,192
2,700	5.500%, 7/01/49, 144A	7/24 at 100.00	BB+	2,783,133

875	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BB+	992,224

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
2,745	5.000%, 12/15/35	12/25 at 100.00	BBB–	2,944,177
7,500	5.000%, 12/15/45	12/25 at 100.00	BBB–	7,917,375

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
1,000	5.000%, 9/01/36, 144A	9/21 at 100.00	N/R	1,015,290
1,390	5.000%, 9/01/46, 144A	9/21 at 100.00	N/R	1,404,247

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	BB+	907,462
765	5.125%, 11/01/49	11/24 at 100.00	BB+	779,275

3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/18 at 100.00	N/R	3,910,640

2,630	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38 (Pre-refunded 6/01/18)	6/18 at 102.00	N/R (7)	2,737,698

12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	13,968,600

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (7)	5,365,941

4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	4,151,259

2,095	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	2,214,729

3,930	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	4,287,787

1,790	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1001, 12.762%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	2,440,916

190	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1003:
$2,500	11.787%, 2/01/41, 144A (IF) (6)	2/21 at 100.00	BBB+	$3,071,500
3,450	11.787%, 2/01/41, 144A (IF) (6)	2/21 at 100.00	BBB+	4,238,670

3,940	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025, 12.767%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	5,373,372

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195, 13.157%, 10/01/37, 144A (IF) (6)	11/23 at 100.00	BBB+	4,404,060

9,315	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (6)	6/26 at 100.00	A+	10,699,768

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32 (4) (30)	6/22 at 100.00	N/R	660,483
3,630	7.000%, 6/01/42 (4) (30)	6/22 at 100.00	N/R	1,331,973
4,225	7.125%, 6/01/47 (4) (30)	6/22 at 100.00	N/R	1,550,300

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	825,202

Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366. As of 6/4/2015 Converted to Trust 2015-XF2048:

2,000	17.791%, 1/01/35, 144A (IF) (6)	1/24 at 100.00	AA–	3,706,180
4,785	15.315%, 1/01/44, 144A (IF) (6)	1/24 at 100.00	AA–	7,745,910

1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45, 144A	12/25 at 100.00	N/R	1,381,445

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0054:
1,000	13.679%, 1/01/30, 144A (IF)	1/20 at 100.00	AA–	1,290,370
1,250	13.679%, 1/01/30, 144A (IF)	1/20 at 100.00	AA–	1,612,963
3,500	12.690%, 1/01/30, 144A (IF)	1/20 at 100.00	AA–	4,419,275
265	12.690%, 1/01/40, 144A (IF)	1/20 at 100.00	AA–	330,299

4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (Alternative Minimum Tax)	1/23 at 100.00	BBB–	4,763,230

135	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 6/01/18 (Alternative Minimum Tax) (30)	No Opt. Call	N/R	152,047

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
655	5.500%, 4/01/22 (Alternative Minimum Tax)	No Opt. Call	N/R	603,903
2,668	6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	2,370,785

3,145	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,037,630

2,419	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	2,315,443

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	6,218,676

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	4,925,080

NUVEEN	191

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
$8,410	5.400%, 12/01/27	3/18 at 100.00	N/R	$5,866,900
10,965	5.450%, 12/01/34	3/18 at 100.00	N/R	7,628,679

4,525	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45	12/20 at 103.00	N/R	4,786,545

	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A:
840	5.000%, 12/01/37	12/22 at 103.00	N/R	841,596
1,280	5.125%, 12/01/47	12/22 at 103.00	N/R	1,282,419

506	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	506,815

	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	2,000,305
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,808,610

3,945	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B , 5.250%, 12/01/47	12/22 at 103.00	N/R	4,110,611

5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40 (9)	12/21 at 100.00	N/R	3,111,415

2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,422,619

2,605	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,624,564

670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	674,482

4,725	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	4,749,050

3,420	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Series 2014, 6.875%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (7)	3,726,945

790	Cundall Farms Metropolitan District In the City of Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 103.00	N/R (7)	897,811

7,555	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	7,693,030

750	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	750,825

2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 12.607%, 11/15/43, 144A (IF) (6)	11/23 at 100.00	A	3,762,975

2,465	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	2,492,559

1,270	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 8.000%, 8/01/47	12/22 at 103.00	N/R	1,278,572

2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,131,079

870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligation Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	809,561

192	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
$7,500	0.000%, 9/01/39	No Opt. Call	BBB+	$3,290,400
13,000	0.000%, 9/01/40	No Opt. Call	BBB+	5,478,200
3,995	0.000%, 9/01/41	No Opt. Call	BBB+	1,613,021

1,010	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	BBB+	796,557

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
37,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB+	26,108,000
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	47,242
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB+	324,490
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	6,825,573
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	299,005

45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	BBB+	18,213,476

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	BBB+	10,631,098
24,145	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	BBB+	10,158,767
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	BBB+	7,767,940

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
32,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	BBB+	24,322,240
24,045	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	17,578,338

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB+	1,912,200
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	BBB+	474,509

550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38	12/22 at 100.00	N/R	592,278

3,107	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	3/18 at 100.00	N/R	2,058,481

2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,364,769

632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	639,230

1,620	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	1,659,787

5,004	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	5,243,592

2,445	Fitzsimons Village Metropolitan District 3, Arapahoe County, Colorado, Tax Increment/Public Improvement Fee Supported Revenue Bonds, Series 2014A, 6.000%, 3/01/44	3/20 at 100.00	N/R	2,435,171

2,187	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,188,793

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
2,750	5.250%, 12/01/24	No Opt. Call	N/R	2,862,942
12,995	5.750%, 12/01/30	12/24 at 100.00	N/R	13,557,943
28,430	6.000%, 12/01/38	12/24 at 100.00	N/R	29,434,716

2,350	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	2,346,334

NUVEEN	193

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46	12/21 at 103.00	N/R	$646,016

735	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	780,673

	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	3,020,715
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,634,484

1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,758,852

1,320	Glen Metropolitan District. 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,324,224

7,271	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	4/18 at 100.00	N/R	7,255,004

2,131	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (5), (10)	12/19 at 100.00	N/R	2,117,319

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (10)	12/19 at 100.00	N/R	2,762,152

3,990	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40 (10)	12/20 at 100.00	N/R	3,963,187

780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	759,782

5,105	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	5,173,203

2,260	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46	12/21 at 103.00	N/R	2,296,454

735	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	743,019

2,565	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47	12/22 at 103.00	N/R	2,584,853

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	787,012

2,065	Hawthorn Metropolitan District 2, Jefferson County, Colorado, General Obligation Bonds, Series 2014, 6.375%, 12/01/44 (Pre-refunded 12/01/19)	12/19 at 100.00	N/R (7)	2,247,381

955	Hawthorn Metropolitan District 2, Jefferson County, Colorado, Limited Tax Subordinate General Obligation Bonds, Series 2015, 7.750%, 12/15/44 (Pre-refunded 12/15/19)	12/19 at 103.00	N/R (7)	1,093,408

4,575	Hawthorn Metropolitan District No. 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	4,685,898

820	Hawthorn Metropolitan District No. 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017B, 7.250%, 12/15/47	12/22 at 103.00	N/R	821,353

16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	16,548,089

8,517	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	3/18 at 100.00	N/R	8,516,915

194	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,420	Highlands Metropolitan District No. 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	$3,508,852

1,590	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	1,600,049

336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	337,952

4,915	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	4,977,814

1,025	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2015, 6.250%, 12/01/44	12/20 at 103.00	N/R	1,047,222

780	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	799,422

1,610	Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,617,245

6,295	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 5.500%, 12/01/45	12/20 at 103.00	N/R	6,313,507

	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017:
4,152	5.625%, 12/01/34	12/20 at 103.00	N/R	4,232,134
4,515	5.750%, 12/01/47	12/20 at 103.00	N/R	4,552,926

	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,485	5.125%, 12/01/31	12/21 at 103.00	N/R	5,422,965
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,430,218
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	18,740,357

7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	6,782,216

3,525	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,530,499

6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	6,303,398

1,245	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	1,258,471

1,626	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax General Obligation Bonds, Subordinate Lien Series 2017, 7.750%, 12/15/47	12/20 at 100.00	N/R	1,642,504

2,765	Leyden Ranch Metropolitan District , In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	2,888,125

	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
500	4.375%, 12/01/33	12/21 at 103.00	N/R	500,720
1,770	5.000%, 12/01/45	12/21 at 103.00	N/R	1,808,267

695	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	695,709

5,200	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,399,732

2,427	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,478,040

NUVEEN	195

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$2,230	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	$2,256,314

1,295	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,295,738

197	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	197,309

2,820	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,943,995

674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	679,985

1,445	Midcities Metropolitan District No. 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,453,901

1,805	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,827,779

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,561,560
5,300	5.000%, 12/01/46	12/25 at 100.00	N/R	5,428,366

2,335	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,345,274

2,655	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46, 144A	12/21 at 103.00	N/R	2,496,656

561	Mountain’s Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46, 144A	12/21 at 103.00	N/R	534,347

	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (11)	4/18 at 100.00	N/R	3,894,750
10,910	6.125%, 12/01/35 (12)	3/18 at 100.00	N/R	7,364,250

2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	2,031,840

9,015	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	9,147,430

1,203	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	1,219,986

2,145	North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds, Series 2016B, 5.000%, 12/01/38	12/25 at 100.00	Baa1	2,398,603

	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,576,117
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	3,025,843

2,836	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,880,298

915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	903,206

196	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	$930,290

3,500	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,561,215

	Palisade Park North Metropolitan District No. 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	1,995,486
530	8.000%, 12/15/46	12/21 at 103.00	N/R	513,750

1,592	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,529,450

4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44	12/21 at 103.00	N/R	4,456,800

	Pinon Pines Metropolitan District No. 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016:
3,000	5.250%, 12/01/36	12/21 at 103.00	N/R	2,838,180
4,330	5.375%, 12/01/46	12/21 at 103.00	N/R	4,044,566

1,965	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A	12/22 at 100.00	N/R	2,049,082

	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
10,990	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	11,374,210
2,180	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,194,017

3,100	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	3,262,037

15,865	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	12/20 at 103.00	N/R	16,813,410

	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
475	4.750%, 12/01/35	12/24 at 100.00	N/R	481,123
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,243,340

10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (6)	6/23 at 100.00	A	11,161,100

	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
2,660	12.579%, 6/01/39, 144A (IF) (6)	6/23 at 100.00	A	3,923,899
3,190	13.575%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	A	4,603,138
3,750	12.579%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	Aa1	5,411,850
2,745	12.574%, 6/01/44, 144A (IF) (6)	6/23 at 100.00	Aa1	3,960,925

4,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	4,481,480

5,786	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	5,894,082

1,325	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	1,361,676

NUVEEN	197

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,400	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45	12/20 at 103.00	N/R	$1,372,280

510	Richards Farm Metropolitan District 2, Arvada, Colorado, General Obligation Limited Tax Bonds, Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	508,812

1,126	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	4/18 at 100.00	N/R	1,126,563

2,345	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,385,475

509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	522,392

1,225	Sheridan Station West Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017, 6.000%, 12/01/47	12/22 at 103.00	N/R	1,232,583

1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,767,439

1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,498,065

2,072	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	3/18 at 100.00	N/R	1,619,600

2,895	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,013,174

4,313	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	3/18 at 100.00	N/R	3,881,269

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	830,412
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,241,338

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1:
2,285	5.000%, 12/01/37	12/27 at 100.00	Ba1	2,489,896
4,170	5.000%, 12/01/47	12/27 at 100.00	Ba1	4,501,223

	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010:
2,110	7.375%, 12/01/35	12/20 at 100.00	N/R	2,186,276
2,829	6.000%, 12/15/40	No Opt. Call	N/R	2,219,096

7,205	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Convertible Capital Appreciation Series 2015, 6.500%, 12/01/42	12/20 at 103.00	N/R	7,239,440

5,202	Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017, 7.750%, 12/15/42	12/20 at 103.00	N/R	5,227,230

6,175	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	6,220,139

1,105	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,112,547

	St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
1,500	5.000%, 12/01/37	12/22 at 103.00	N/R	1,511,610
6,550	5.125%, 12/01/47	12/22 at 103.00	N/R	6,634,626

1,084	St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	1,080,098

198	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$10,840	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	$11,258,532

2,625	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015B, 7.750%, 12/15/38	12/19 at 103.00	N/R	2,690,625

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A:
2,695	5.500%, 12/01/35	12/20 at 103.00	N/R	2,745,154
3,500	5.750%, 12/01/45	12/20 at 103.00	N/R	3,582,425

	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A:
1,715	5.000%, 12/01/30	12/22 at 102.00	N/R	1,760,242
9,000	5.000%, 12/01/38	12/22 at 102.00	N/R	9,109,710
13,670	5.000%, 12/01/47	12/22 at 102.00	N/R	13,748,602

1,045	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2015B, 7.750%, 12/15/45	12/20 at 103.00	N/R	1,060,779

4,500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2017B, 7.500%, 12/15/47	12/22 at 102.00	N/R	4,523,220

6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 0.000%, 12/01/45 (5)	12/22 at 102.00	N/R	5,316,211

4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	12/19 at 102.00	N/R	5,014,551

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (13)	3/18 at 100.00	N/R	1,200,000

2,455	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,597,292

2,730	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	2,876,874

2,620	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	2,787,890

833	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	3/18 at 100.00	N/R	834,366

2,425	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38	12/21 at 103.00	N/R	2,447,674

	Thompson Crossing Metropolitan District No. 6 in the Town of Johnstown, Larimer County, Colorado, General Obligation Limited Tax Bonds Series 2015A:
1,000	6.000%, 12/01/44	12/20 at 103.00	N/R	1,019,790
784	7.750%, 12/15/44	12/20 at 103.00	N/R	801,664

6,430	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,680,834

9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37 (14)	12/18 at 100.00	N/R	1,900,000

970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	No Opt. Call	A2	949,552

1,725	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46	12/22 at 103.00	N/R	1,728,277

NUVEEN	199

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$245	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/46	12/22 at 103.00	N/R	$245,392

245	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	263,385

470	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	508,897

1,710	Waterfall Metropolitan District No. 1, In the City of Loveland, Larimer County, Colorado, Limited Tax General Obligation Refunding Bonds, Limited Tax General Obligation Refunding Convertible Capital Appreciation Bonds, Series 2016B, 6.500%, 12/01/46	12/21 at 103.00	N/R	1,767,422

1,500	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,505,805

849	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	851,929

	Whispering Pines Metropolitan District No.1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017A:
1,000	5.000%, 12/01/37	12/22 at 103.00	N/R	1,021,580
2,635	5.000%, 12/01/47	12/22 at 103.00	N/R	2,674,446

1,995	Whispering Pines Metropolitan District No.1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	2,010,202

3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	3,595,418

1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,647,933

1,280	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (7)	1,349,094

1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47	12/21 at 103.00	N/R	1,271,481

473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47	12/21 at 103.00	N/R	482,451
1,216,349	Total Colorado			1,107,376,050

	Connecticut – 0.4%

7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	3/18 at 100.00	Caa1	6,882,915

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
662	7.000%, 4/01/22 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	719,601
38,220	7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (7)	43,385,051

163,552	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (4) (cash 4.000%, PIK 2.050%)	No Opt. Call	N/R	5,111,001

4,474	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45, 144A	2/23 at 100.00	B	4,823,231

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	5,824,250
218,958	Total Connecticut			66,746,049

200	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Delaware – 0.3%

$25,385	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	$26,571,241

1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc. Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB+	1,096,403

	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A:
4,890	6.750%, 9/01/35, 144A	3/25 at 100.00	N/R	4,966,920
7,500	7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	7,612,650

3,000	Sussex County, Delaware, Recovery Zone Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 6.000%, 10/01/40	12/20 at 100.00	Baa3	3,186,780

1,370	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,494,149
43,245	Total Delaware			44,928,143

	District of Columbia – 0.5%

2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB+	2,697,854

117,300	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	3/18 at 100.00	N/R	17,074,188

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Series 2015:
5,000	5.000%, 7/15/40 (UB) (6)	1/26 at 100.00	A+	5,733,150
10,000	5.000%, 7/15/44 (UB) (6)	1/26 at 100.00	A+	11,397,100

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 2017-XG0130:
2,275	14.728%, 7/15/35 (Pre-refunded 7/15/18) – AGM Insured, 144A (IF)	7/18 at 101.00	A2 (7)	2,548,000
1,145	14.634%, 7/15/35 (Pre-refunded 7/15/18) – AGM Insured, 144A (IF)	7/18 at 101.00	AA (7)	1,281,347

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41 (Pre-refunded 3/01/21)	3/21 at 100.00	BBB–(7)	2,338,968

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BB	2,797,511
2,740	7.500%, 11/15/31	11/20 at 100.00	BB	2,992,464
1,000	7.875%, 11/15/40	11/20 at 100.00	BB	1,098,770

	District of Columbia, Revenue Bonds, Howard University, Series 2011A:
6,410	6.500%, 10/01/41	4/21 at 100.00	BBB	6,902,737
90	6.500%, 10/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (7)	103,577
35	6.500%, 10/01/41 (Pre-refunded 4/01/21) (UB) (6)	4/21 at 100.00	N/R (7)	40,280
2,465	6.500%, 10/01/41 (UB) (6)	4/21 at 100.00	Ba2	2,654,485

1,250	District of Columbia, Revenue Bonds, Howard University, Series 2011A, 17.863%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	BBB	1,639,538

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094:
2,500	17.863%, 10/01/37, 144A (IF) (6)	4/21 at 100.00	BBB	3,333,725
3,025	17.844%, 10/01/37, 144A (IF) (6)	4/21 at 100.00	BBB	4,032,416
1,250	17.863%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	BBB	1,639,538
1,750	17.863%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	BBB	2,295,510
625	17.863%, 10/01/41, 144A (IF) (6)	4/21 at 100.00	BBB	819,769

NUVEEN	201

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	District of Columbia (continued)

	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
$580	5.000%, 7/01/32	7/24 at 103.00	N/R	$622,125
800	5.000%, 7/01/37	7/24 at 103.00	N/R	845,832
3,100	5.000%, 7/01/52	7/24 at 103.00	N/R	3,240,616
170,610	Total District of Columbia			78,129,500

	Florida – 11.6%

1,500	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/29 at 100.00	N/R	1,679,250

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,936,150
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,924,375

	Alachua County Health Facilities Authority, Florida, Health Faculties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	11,905,133
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	14,485,366
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	8,511,375

2,475	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	3/18 at 100.00	N/R	2,477,054

3,000	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	3/18 at 100.00	N/R	2,640,840

895	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Centex Homes Project, Series 2006A-3, 5.500%, 5/01/36	3/18 at 100.00	N/R	897,237

355	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	3/18 at 100.00	N/R	355,674

	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
415	5.000%, 11/01/34, 144A	11/27 at 100.00	N/R	420,764
1,000	5.125%, 11/01/48, 144A	11/27 at 100.00	N/R	1,016,530

2,110	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	2,147,769

750	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	774,652

2,010	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	2,046,763

1,470	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	1,486,714

3,390	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,243,281

18,340	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	3/18 at 100.00	N/R	17,720,842

23,470	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	24,265,868

3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,715,533

202	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$5,620	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	$5,749,878

2,100	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,145,339

4,545	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,884,284

1,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	BBB	1,056,000

3,765	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,795,346

3,160	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,201,048

4,550	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,586,673

3,345	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,329,312

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB	2,818,884

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB	2,640,883
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB	1,094,440
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB	4,276,233

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	81,867
11,385	5.000%, 11/01/46	11/25 at 100.00	N/R	11,538,811

135	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	3/18 at 100.00	N/R	135,104

2,850	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	2,886,907

3,015	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	3/18 at 100.00	N/R	2,797,588

3,000	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB–	3,650,700

1,500	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 4.125%, 11/01/46	11/26 at 100.00	BBB–	1,535,070

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	1,168,640

	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
875	5.375%, 11/01/36	11/27 at 100.00	N/R	919,957
1,270	5.500%, 11/01/46	11/27 at 100.00	N/R	1,333,792

2,465	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016B, 5.625%, 11/01/35	No Opt. Call	N/R	2,579,154

NUVEEN	203

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	$3,302,624

32,830	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	33,416,672

	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Assessment Area 2 Project, Series 2016:
1,000	4.500%, 5/01/34	5/27 at 100.00	N/R	1,029,470
3,000	4.750%, 5/01/46	5/27 at 100.00	N/R	3,029,100

	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Senior Series 2017A-1:
550	4.000%, 5/01/37	5/28 at 100.00	BBB–	549,978
1,290	4.125%, 5/01/47	5/28 at 100.00	BBB–	1,275,862

500	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds, Subordinate Series 2017A-2, 5.000%, 5/01/47	5/28 at 100.00	N/R	506,005

2,500	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	3/18 at 100.00	N/R	2,500,000

1,105	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	3/18 at 100.00	N/R	1,104,989

	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009:
1,655	6.500%, 11/01/29	11/19 at 100.00	BB+	1,730,981
11,045	6.750%, 11/01/39	11/19 at 100.00	BB+	11,540,700

	Bullfrog Creek Community Development District, Florida, Hillsborough County, Special Assessment Bonds, Series 2017:
1,325	5.125%, 11/01/38	11/27 at 100.00	N/R	1,362,524
1,910	5.250%, 11/01/47	11/27 at 100.00	N/R	1,967,529

4,000	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	4,343,960

660	Capital Projects Finance Authority, Student Housing Revenue Bonds, Capital Projects Loan Program – Florida Universities, Series 2001F, 5.125%, 10/01/21 – NPFG Insured	3/18 at 100.00	A3	661,954

1,890	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 8.250%, 1/01/44 (4)	1/21 at 103.00	N/R	1,562,803

720	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	3/18 at 100.00	N/R	655,481

5,000	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	5,290,950

	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
3,490	5.375%, 7/01/37, 144A	7/27 at 100.00	BB	3,569,432
4,820	5.500%, 7/01/47, 144A	7/27 at 100.00	BB	4,927,245

10,500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	10,350,270

5,750	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Palm Coast Senior Living Community Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	5,734,590

	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A:
1,090	5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	1,103,385
895	5.000%, 10/15/52, 144A	10/27 at 100.00	Ba2	899,063

204	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017:
$1,860	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	$1,909,643
2,735	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	2,827,935
11,380	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	11,788,087

	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
870	5.625%, 11/01/36	11/26 at 100.00	N/R	902,077
2,095	5.750%, 11/01/47	11/26 at 100.00	N/R	2,165,078

3,330	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	3/18 at 100.00	N/R	3,330,266

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
4,005	5.000%, 5/01/34	5/24 at 100.00	N/R	4,080,815
9,745	5.125%, 5/01/45	5/24 at 100.00	N/R	9,920,702

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,675	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,766,857
4,000	5.000%, 5/01/48, 144A	5/27 at 100.00	N/R	4,163,120

1,200	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016, 4.750%, 12/15/46	12/26 at 100.00	N/R	1,216,572

4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36, 144A (Alternative Minimum Tax)	10/25 at 100.00	N/R	3,967,320

2,650	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/32	5/27 at 100.00	N/R	2,698,389

3,275	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	3/18 at 100.00	N/R	3,276,048

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	546,125
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,340,274

	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A:
1,110	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,117,714
2,205	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	2,201,494

	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	7.750%, 5/15/35, 144A	5/24 at 100.00	N/R	8,869,120
5,000	8.000%, 5/15/37, 144A	5/24 at 100.00	N/R	5,592,200

1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A, 6.500%, 5/15/49, 144A	5/25 at 100.00	N/R	1,012,720

	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2:
945	4.625%, 5/01/35	5/26 at 100.00	N/R	964,372
500	4.750%, 5/01/46	5/26 at 100.00	N/R	506,035

2,820	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	3/18 at 100.00	N/R	2,820,338

NUVEEN	205

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,480	Copperstone Community Development District, Manatee County, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.200%, 5/01/38	3/18 at 100.00	N/R	$1,480,222

1,920	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	3/18 at 100.00	N/R	1,873,190

3,675	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.750%, 11/01/37	11/32 at 100.00	N/R	3,737,512

	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
3,625	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	3,643,632
7,400	5.125%, 11/01/50, 144A	11/32 at 100.00	N/R	7,433,892

	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
795	5.250%, 11/01/37	11/28 at 100.00	N/R	831,037
2,020	5.600%, 11/01/46	11/28 at 100.00	N/R	2,136,352

1,320	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	1,416,492

3,345	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	3,359,785

2,420	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,556,875

1,600	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/45	5/32 at 100.00	N/R	1,596,656

875	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	6/18 at 100.00	N/R	878,596

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
935	5.300%, 5/01/36	5/26 at 100.00	N/R	964,770
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,458,586
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	1,992,771

8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	8,924,193

1,610	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	1,679,053

3,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	3,313,714

4,000	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48	11/27 at 100.00	N/R	4,019,400

4,535	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	4,491,373

4,300	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,243,291

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31	12/21 at 101.00	N/R	4,510,036
13,615	7.750%, 6/15/42	12/21 at 101.00	N/R	14,773,500

206	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
$765	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	$808,536
1,510	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,597,897

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,242,382
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,124,745

3,935	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	4,018,658

295	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017B, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	294,330

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017C:
9,160	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	9,239,326
14,575	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	14,700,636

255	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017D, 7.250%, 7/01/20, 144A	No Opt. Call	N/R	255,173

320	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Taxable Series 2014B, 7.000%, 7/01/20	No Opt. Call	N/R	319,338

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
6,405	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	6,319,429
8,535	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	8,951,764
4,735	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	4,615,489

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	1,233,762
4,275	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	4,142,774

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	380,730
8,500	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	8,996,400

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,592,535
10,840	6.000%, 9/15/40	9/20 at 100.00	BB+	11,403,030

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB	10,605,115
5,275	7.500%, 6/15/33	6/21 at 100.00	BB	5,891,331
17,150	7.625%, 6/15/41	6/21 at 100.00	BB	19,110,931

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	6/22 at 100.00	N/R	1,611,480
5,800	6.125%, 6/15/43	6/22 at 100.00	N/R	6,137,270

NUVEEN	207

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A:
$18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	$21,403,229
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,687,560

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,262,131
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,471,994

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc. Projects, Series 2017A:
2,150	6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	2,196,547
3,610	6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	3,686,388

1,820	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	3/18 at 100.00	B+	1,785,402

4,135	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,411,631

244,585	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	BB–	255,116,830

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,250	5.125%, 11/01/36	11/26 at 100.00	N/R	1,285,212
1,500	5.375%, 11/01/46	11/26 at 100.00	N/R	1,549,365

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016:
1,740	4.875%, 11/01/37	11/26 at 100.00	N/R	1,776,818
2,465	5.000%, 11/01/46	11/26 at 100.00	N/R	2,489,379

	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 6 Project, Series 2017:
565	5.000%, 11/01/38	11/28 at 100.00	N/R	605,494
840	5.000%, 11/01/47	11/28 at 100.00	N/R	896,431

4,250	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,647,927

	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	1,031,620
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	2,071,720

1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,767,996

220	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	239,888

3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,046,950

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,018,380

208	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	$2,545,850

4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,699,665

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,062,600

8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (Alternative Minimum Tax)	5/23 at 100.00	N/R	9,326,511

1,660	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,693,582

	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
1,650	5.000%, 11/01/28	No Opt. Call	N/R	1,674,321
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	10,545,511

9,030	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 11/1/29	No Opt. Call	N/R	9,392,735

	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017:
890	4.625%, 11/01/37	11/27 at 100.00	N/R	900,119
1,120	5.000%, 11/01/47	11/27 at 100.00	N/R	1,159,514

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
1,255	4.500%, 5/01/36	5/26 at 100.00	N/R	1,270,273
2,400	4.625%, 5/01/46	5/26 at 100.00	N/R	2,429,088

4,975	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,208,825

	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
2,620	5.000%, 1/01/38	1/27 at 100.00	N/R	2,737,717
6,550	5.000%, 1/01/50	1/27 at 100.00	N/R	6,683,161

760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	769,150

665	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	684,218

	Heritage Harbour North Community Development District, Florida, Special Assessment Bond, Series 2014:
1,200	5.000%, 5/01/34	5/29 at 101.00	N/R	1,310,004
2,170	5.125%, 5/01/45	5/29 at 101.00	N/R	2,423,304

845	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36, 144A	5/27 at 100.00	N/R	861,993

4,885	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	5,080,742

570	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	3/18 at 100.00	N/R	570,006

NUVEEN	209

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017:
$1,000	4.750%, 11/01/38	11/27 at 100.00	N/R	$1,006,970
1,665	5.000%, 11/01/48	11/27 at 100.00	N/R	1,676,455

	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
465	5.375%, 11/01/37	11/27 at 100.00	N/R	490,947
930	5.500%, 11/01/47	11/27 at 100.00	N/R	979,718

500	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	526,730

2,395	Hillcrest Community Development District, Hollywood, Florida, Special Assessment District Revenue Bonds, Capital Improvement Program, Series 2018, 5.000%, 11/01/48 (WI/DD, Settling 1/10/18)	11/27 at 100.00	N/R	2,523,947

3,500	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	3/18 at 100.00	BB	3,500,875

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,960	5.000%, 11/01/35	11/25 at 100.00	N/R	2,044,946
3,000	5.125%, 11/01/45	11/25 at 100.00	N/R	3,108,330

	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017:
1,000	4.625%, 11/01/37	11/27 at 100.00	N/R	1,012,160
1,000	5.000%, 11/01/47	11/27 at 100.00	N/R	1,036,080

13,550	Jacksonville Economic Development Commission, Florida, Industrial Development Revenue Bonds, Gerdau Ameristeel US Inc. Project, Series 2007, 5.300%, 5/01/37 (Alternative Minimum Tax)	3/18 at 100.00	Ba3	13,552,845

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 12.871%, 10/01/41, 144A (IF)	10/21 at 100.00	AA–	3,642,389

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
500	5.125%, 11/01/34	11/24 at 100.00	N/R	505,020
920	5.375%, 11/01/44	11/24 at 100.00	N/R	938,078

	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	616,429
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,050,239

4,995	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	3/18 at 100.00	N/R	4,999,296

	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016:
1,025	4.625%, 5/01/36	5/26 at 100.00	N/R	1,037,443
1,870	5.000%, 5/01/47	5/26 at 100.00	N/R	1,914,244

	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,255	4.625%, 5/01/37	5/27 at 100.00	N/R	1,264,864
2,200	5.000%, 5/01/48	5/27 at 100.00	N/R	2,250,908

2,470	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/32	5/25 at 100.00	N/R	2,486,401

210	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,875	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37 (Pre-refunded 2/13/18)	2/18 at 100.00	N/R (7)	$1,875,150

1,235	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,293,304

8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,644,379

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,600	5.250%, 11/01/33	11/22 at 100.00	N/R	4,718,266
3,155	5.750%, 11/01/42	11/22 at 100.00	N/R	3,313,129

2,955	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,051,392

2,970	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A	5/27 at 100.00	N/R	3,130,766

980	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/35	5/25 at 100.00	N/R	1,010,066

4,355	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	4,594,307

9,275	Landmark at Doral Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.500%, 5/01/38	3/18 at 100.00	N/R	9,287,707

1,800	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,898,586

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
11,400	5.250%, 6/15/27	3/18 at 100.00	BB	11,410,032
35,550	5.375%, 6/15/37	3/18 at 100.00	BB	35,557,821

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,740,474
4,700	5.750%, 6/15/42	6/22 at 100.00	BB	4,756,729

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	10/22 at 100.00	BB+	6,143,244

3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2014, 5.500%, 10/01/47	10/22 at 102.00	BB+	3,763,930

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
6,380	9.000%, 12/01/30	12/18 at 104.00	N/R	6,744,362
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	16,432,151

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
790	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	798,121
2,000	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	2,020,320
6,125	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	6,106,319

23,920	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/37 (UB) (6)	3/18 at 100.00	A	23,981,953

233	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	3/18 at 100.00	N/R	233,033

NUVEEN	211

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (4)	No Opt. Call	N/R	$892,500

	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	1,027,960
3,760	5.625%, 5/01/46	5/26 at 100.00	N/R	3,866,596

1,920	Marshall Creek Community Development District, Saint Johns County, Florida, Capital Improvement and Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/32	5/25 at 100.00	N/R	1,935,629

410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	435,625

	Mediterranean Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
1,130	4.750%, 5/01/37	5/28 at 100.00	N/R	1,157,075
2,700	5.000%, 5/01/48	5/28 at 100.00	N/R	2,764,314

	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015A:
13,515	5.000%, 9/01/40 (UB)	9/25 at 100.00	AA–	15,662,939
7,000	5.000%, 9/01/45 (UB)	9/25 at 100.00	AA–	8,107,260

	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
3,895	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	3,935,897
6,530	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	6,600,524

	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
13,005	5.125%, 11/01/39	11/27 at 100.00	N/R	13,803,247
15,255	5.250%, 11/01/49	11/27 at 100.00	N/R	16,357,326

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Aspira of Florida Project, Series 2016A:
9,370	6.000%, 11/01/46, 144A	11/26 at 100.00	BB	9,739,834
7,175	6.000%, 11/01/51, 144A	11/26 at 100.00	BB	7,392,259

4,895	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Inc. , Series 2017, 5.000%, 9/15/44, 144A	9/27 at 100.00	BBB	5,224,189

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014:
1,350	5.000%, 9/15/34	9/24 at 100.00	BBB	1,439,194
1,830	5.250%, 9/15/44	9/24 at 100.00	BBB	1,960,955

	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35, 144A	9/25 at 100.00	N/R	1,540,185
2,250	6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	2,325,330

3,250	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018, 5.000%, 1/15/48 (WI/DD, Settling 1/04/18)	1/28 at 100.00	BBB–	3,496,837

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 2016-XG0065, 14.040%, 10/01/41, 144A (IF) (6)	10/20 at 100.00	A	3,905,539

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Tender Option Bond Trust 2016-XG0010, 13.595%, 10/01/38 (Pre-refunded 10/01/18) – AGC Insured, 144A (Alternative Minimum Tax) (IF) (6)	10/18 at 100.00	A2 (7)	3,873,730

20,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2015D, 5.000%, 7/01/45 (UB)	7/26 at 100.00	AA	23,371,600

212	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 2015-XF2191, 15.903%, 6/01/39 (Pre-refunded 6/01/19) – AGC Insured, 144A (IF) (6)	6/19 at 100.00	A+ (7)	$3,968,042

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2016-XG0030:
3,750	12.955%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF)	10/20 at 100.00	A+ (7)	5,084,100
855	12.955%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF)	10/20 at 100.00	A+ (7)	1,159,175
2,065	12.942%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured, 144A (IF)	10/20 at 100.00	A+ (7)	2,798,756

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
985	5.000%, 5/01/29	5/23 at 100.00	N/R	1,050,660
6,715	5.000%, 5/01/37	5/23 at 100.00	N/R	7,129,920

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
15	5.000%, 5/01/29	5/23 at 100.00	N/R	16,002
16,010	5.000%, 5/01/37	5/23 at 100.00	N/R	16,999,258

1,500	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,561,140

	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014:
1,565	5.250%, 11/01/35	11/24 at 100.00	N/R	1,667,273
2,680	5.625%, 11/01/45	11/24 at 100.00	N/R	2,881,616

870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	3/18 at 100.00	N/R	687,300

1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/18 (4)	No Opt. Call	N/R	1,256,100

5,060	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38	5/28 at 100.00	N/R	5,391,734

8,710	North Springs Improvement District, Broward County, Florida, Water Management Bonds, Unit Area C, Series 2017, 5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	9,243,487

2,025	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,228,755

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,859,516
5,700	5.000%, 8/01/46	8/24 at 100.00	N/R	5,969,553

	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017:
2,400	5.000%, 8/01/32	8/27 at 100.00	N/R	2,601,264
750	5.000%, 8/01/37	8/27 at 100.00	N/R	803,610
2,000	5.000%, 8/01/46	8/27 at 100.00	N/R	2,126,660

13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	14,051,170

	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015:
1,290	4.750%, 11/01/35	11/25 at 100.00	N/R	1,293,264
3,245	4.875%, 11/01/45	11/25 at 100.00	N/R	3,258,402

NUVEEN	213

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$345	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 2016-XF1056, 12.192%, 10/01/42, 144A (IF) (6)	4/22 at 100.00	A	$498,215

2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,314,236

	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
500	6.750%, 6/01/24	6/22 at 102.00	N/R	598,810
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,197,110
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,199,600
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	6,047,600
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	14,090,288

3,500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 5.000%, 5/01/39	5/27 at 100.00	BBB–	3,610,285

2,150	Panther Trails Community Development District, Florida, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,202,847

550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	675,416

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
435	4.875%, 5/01/22	No Opt. Call	N/R	436,805
1,390	5.375%, 5/01/31	5/22 at 100.00	N/R	1,416,994

9,705	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	3/18 at 100.00	N/R	9,641,044

2,425	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	3/18 at 100.00	N/R	2,133,563

1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	1,028,310

2,480	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,549,862

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
290	5.750%, 11/01/22	No Opt. Call	N/R	312,228
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,465,250
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,233,330

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,384,182
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,315,150

3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,336,352

7,495	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	7,917,793

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
2,740	5.000%, 5/01/36	5/28 at 100.00	N/R	2,799,705
2,750	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,794,660

214	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,560	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	$2,624,102

2,250	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A	11/27 at 100.00	N/R	2,286,990

2,635	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,860,661

	Riverbend West Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,241	4.500%, 5/01/32	5/27 at 100.00	N/R	1,240,926
1,005	5.000%, 5/01/46	5/27 at 100.00	N/R	1,007,161

	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
595	5.450%, 5/01/31	5/26 at 100.00	N/R	581,791
825	5.600%, 5/01/37	5/26 at 100.00	N/R	803,203

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,094,860
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,073,610

1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	1,968,628

1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,735,598

	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
1,000	4.750%, 11/01/37, 144A	11/27 at 100.00	N/R	1,018,820
1,250	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	1,273,250

2,359	Saint Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Refunding Series 2014B, 2.500%, 1/01/49 (4)	3/18 at 100.00	N/R	24

3,905	Sarasota National Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/39	3/18 at 100.00	N/R	3,905,898

310	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A	11/27 at 100.00	N/R	310,208

1,400	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.625%, 11/01/29, 144A	11/27 at 100.00	N/R	1,400,476

2,160	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,159,849

	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
1,235	5.000%, 11/01/34	11/27 at 100.00	N/R	1,230,048
4,000	5.250%, 11/01/48	11/27 at 100.00	N/R	4,011,880

1,000	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B, 5.350%, 11/01/29	No Opt. Call	N/R	995,180

6,100	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	3/18 at 100.00	N/R	6,100,671

3,000	South Fork Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2017, 4.125%, 5/01/36	5/27 at 100.00	BBB	3,099,120

NUVEEN	215

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
$65	5.000%, 5/01/29	5/27 at 100.00	N/R	$67,366
810	5.375%, 5/01/37	5/27 at 100.00	N/R	839,962
2,830	5.625%, 5/01/47	5/27 at 100.00	N/R	2,973,424

1,020	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A1, 3.750%, 5/01/38	5/26 at 100.00	BBB	1,021,408

	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	410,300
100	5.000%, 5/01/38	5/26 at 100.00	N/R	102,526

2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	2,170,740

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,220,288

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,175,830
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,396,482

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37, 144A	11/27 at 100.00	N/R	1,606,587
3,000	5.250%, 11/01/47, 144A	11/27 at 100.00	N/R	3,190,500

2,225	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,406,048

	Stoneybrook South at Champions gate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
1,270	4.625%, 12/15/38	12/28 at 100.00	N/R	1,281,392
1,930	5.000%, 12/15/47	12/28 at 100.00	N/R	1,989,077

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,861,500

1,750	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.625%, 11/01/47	11/30 at 100.00	N/R	1,766,590

1,280	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	1,278,797

1,270	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	3/18 at 100.00	N/R	1,265,060

	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014:
2,740	5.125%, 11/01/34	11/29 at 100.00	N/R	3,009,095
3,945	5.500%, 11/01/44	11/29 at 100.00	N/R	4,595,333

205	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38 (Pre-refunded 5/01/18)	5/18 at 100.00	N/R (7)	208,534

	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
998	4.500%, 5/01/32	5/27 at 100.00	N/R	1,007,032
500	4.750%, 5/01/38	5/27 at 100.00	N/R	504,850
1,621	5.000%, 5/01/46	5/27 at 100.00	N/R	1,629,300

216	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$7,600	Sweetwater Creek Community Development District, Saint John’s County, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38	3/18 at 100.00	N/R	$7,600,608

17,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 5.000%, 11/15/46 (UB) (6)	5/26 at 100.00	Aa2	19,569,720

	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016:
1,115	4.800%, 5/01/36	5/26 at 100.00	N/R	1,173,136
1,815	5.000%, 5/01/46	5/26 at 100.00	N/R	1,914,734

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
405	6.750%, 11/01/27	11/18 at 100.00	N/R	411,067
1,960	7.850%, 11/01/41	11/18 at 100.00	N/R	2,008,236

9,570	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 6.610%, 5/01/39	3/18 at 100.00	N/R	9,569,234

22,690	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (5)	5/19 at 100.00	N/R	21,104,650

11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	9,236,739

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/18 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	104

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/18 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007-1. RMKT:
150	6.450%, 5/01/23	5/18 at 100.00	N/R	150,153
175	6.550%, 5/01/27	5/18 at 100.00	N/R	175,138
870	6.650%, 5/01/40	5/18 at 100.00	N/R	850,138

2,605	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing Parcel Series 2007A-1. RMKT, 5.250%, 5/01/39	5/18 at 100.00	N/R	2,302,924

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
2,715	6.450%, 5/01/23	5/18 at 100.00	N/R	2,717,009
3,275	6.550%, 5/01/27	5/18 at 100.00	N/R	3,276,343
2,160	5.250%, 5/01/39	3/18 at 100.00	N/R	2,143,411
16,240	6.650%, 5/01/40	5/18 at 100.00	N/R	16,239,188

35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (4)	5/18 at 100.00	N/R	28,101,886

21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (4)	5/18 at 100.00	N/R	14,215,242

23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	5/18 at 100.00	N/R	235

34,130	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	3/18 at 100.00	N/R	34,166,519

NUVEEN	217

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,245	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	$3,605,390

4,865	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%, 10/01/47	10/27 at 100.00	N/R	4,941,526

825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	890,686

1,215	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-2, 5.875%, 11/01/30	11/28 at 100.00	N/R	1,305,129

750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	902,040

2,000	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016, 4.750%, 11/01/47	11/26 at 100.00	N/R	2,025,080

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017:
3,970	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	3,994,733
6,200	4.750%, 11/01/48, 144A	11/27 at 100.00	N/R	6,238,378

	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
2,000	5.000%, 11/01/36	11/25 at 100.00	N/R	1,999,860
570	5.125%, 11/01/45	11/25 at 100.00	N/R	574,896

2,440	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,642,593

	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
1,000	5.000%, 5/01/37, 144A	5/28 at 100.00	A2	1,075,100
2,020	5.000%, 5/01/47, 144A	5/28 at 100.00	A2	2,161,158

7,480	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	8,011,753

625	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	632,544

	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2017:
1,370	5.000%, 12/15/32, 144A	No Opt. Call	N/R	1,471,846
2,000	5.000%, 12/15/37, 144A	12/32 at 100.00	N/R	2,116,880
6,000	5.000%, 12/15/47, 144A	12/32 at 100.00	N/R	6,283,740

	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	265,753
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,036,020

1,245	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-2, 5.625%, 11/01/35	No Opt. Call	N/R	1,296,381

2,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47, 144A	11/28 at 100.00	N/R	2,080,980

3,365	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	3,388,017

2,350	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2017A-3, 5.750%, 11/01/29, 144A	3/18 at 100.00	N/R	2,341,822

218	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
$1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	$1,564,275
130	6.125%, 5/01/42	5/22 at 100.00	N/R	136,960

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,125	5.000%, 5/01/23	5/22 at 100.00	N/R	1,168,447
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,867,837

1,055	Venetian Park Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,404,553

1,000	Verandah East Community Development District, Florida, Special Assessment Revenue Bonds, Refunding & Improvement Series 2016, 4.250%, 5/01/37	5/26 at 100.00	N/R	997,340

4,430	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,529,409

	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
1,640	4.750%, 11/01/38	11/27 at 100.00	N/R	1,629,176
2,200	5.000%, 11/01/48	11/27 at 100.00	N/R	2,216,852

	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,300	4.750%, 11/01/38	11/27 at 100.00	N/R	1,291,420
1,800	5.000%, 11/01/48	11/27 at 100.00	N/R	1,813,788

	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
1,890	5.000%, 11/01/38	11/27 at 100.00	N/R	1,889,849
3,000	5.125%, 11/01/48	11/27 at 100.00	N/R	2,999,760

2,315	Villa Portofino East Development District, Homestead, Florida, Special Assessment Bonds, Series 2007A, 5.200%, 5/01/37	3/18 at 100.00	N/R	2,267,843

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,000	5.350%, 5/01/18 (4)	No Opt. Call	N/R	510,000
1,520	5.350%, 5/01/18 (4)	No Opt. Call	N/R	775,200
1,500	5.550%, 5/01/39 (4)	3/18 at 100.00	N/R	765,000

430	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A–1, 5.600%, 5/01/22	No Opt. Call	BBB–	459,769

1,400	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Series 2016, 4.125%, 11/01/46	11/26 at 100.00	BBB–	1,409,730

	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
2,000	5.125%, 11/01/35	11/24 at 100.00	N/R	2,125,800
1,750	5.250%, 5/01/39	5/27 at 100.00	N/R	1,787,397

17,485	Wentworth Estates Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.625%, 5/01/37 (Pre-refunded 3/15/18)	3/18 at 100.00	N/R (7)	17,487,273

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017:
5,000	4.000%, 5/01/27	No Opt. Call	N/R	5,015,800
1,000	4.500%, 5/01/32	5/27 at 100.00	N/R	1,009,050

NUVEEN	219

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
$2,685	5.000%, 5/01/32	5/27 at 100.00	N/R	$2,857,753
1,115	4.400%, 5/01/32	5/27 at 100.00	N/R	1,135,460
2,095	4.500%, 5/01/34	5/27 at 100.00	N/R	2,133,255
3,520	5.000%, 5/01/37	5/27 at 100.00	N/R	3,693,677

1,000	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016, 4.875%, 11/01/37	11/26 at 100.00	N/R	1,038,090

	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
40	3.500%, 11/01/23, 144A	No Opt. Call	N/R	39,959
2,020	4.625%, 11/01/38, 144A	11/27 at 100.00	N/R	2,026,302
2,600	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,633,020

	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
935	4.625%, 5/01/38	5/27 at 100.00	N/R	940,675
1,300	5.000%, 5/01/48	5/27 at 100.00	N/R	1,326,195

1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	1,949,550

	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015:
1,555	5.000%, 11/01/35	11/25 at 100.00	N/R	1,584,141
1,110	5.125%, 11/01/45	11/25 at 100.00	N/R	1,115,250

1,105	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.750%, 11/01/37	11/27 at 100.00	N/R	1,115,310

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	534,745
2,385	5.625%, 5/01/45	5/25 at 100.00	N/R	2,565,783

	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	950,804
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,762,951

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
540	5.125%, 5/01/36	5/28 at 100.00	N/R	553,684
985	5.500%, 5/01/46	5/28 at 100.00	N/R	1,017,052

570	Wynnmere West Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	635,402
1,910,522	Total Florida			1,915,116,951

	Georgia – 0.5%

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Trestletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BBB+	1,533,084

4,925	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	5,200,357

2,685	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	2,834,689

220	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia (continued)

$7,750	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2015, 5.000%, 11/01/40 (UB)	5/25 at 100.00	A+	$9,034,020

	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234:
4,385	15.885%, 11/01/40, 144A (IF)	5/25 at 100.00	A+	8,015,254
1,215	15.849%, 11/01/40, 144A (IF)	5/25 at 100.00	A+	2,218,226

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4) (30)	3/18 at 100.00	N/R	—
95	5.375%, 12/01/28 (4) (30)	6/18 at 100.00	N/R	—

10,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	BB+	12,041,925

4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,057,895

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	5,410,914

6,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding Series 2016, 5.000%, 7/01/42	7/23 at 103.00	BBB	6,607,800

2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Tender Option Bond Trust 2015-XF1016, 16.447%, 8/15/49, 144A (IF) (6)	2/25 at 100.00	AA–	4,841,225

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
1,128	5.500%, 7/15/23	7/21 at 100.00	N/R	1,139,912
2,242	5.500%, 7/15/30	7/21 at 100.00	N/R	2,262,846
2,461	5.500%, 1/15/36	7/21 at 100.00	N/R	2,484,220

	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
840	5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	885,091
1,550	6.000%, 6/15/52, 144A	6/27 at 100.00	N/R	1,616,107

7,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%, 11/01/37, 144A	11/27 at 100.00	Ba3	7,599,410
67,976	Total Georgia			78,782,975

	Guam – 0.5%

2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	2,769,250

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,000	5.250%, 1/01/36	1/22 at 100.00	A	2,144,300
11,400	5.125%, 1/01/42	1/22 at 100.00	A	12,117,744

500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	529,170

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
1,000	6.625%, 12/01/30	12/20 at 100.00	B+	1,050,560
8,000	6.875%, 12/01/40	12/20 at 100.00	B+	8,422,640

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
2,000	5.250%, 7/01/33	7/23 at 100.00	BBB–	2,200,440
3,840	5.500%, 7/01/43	7/23 at 100.00	BBB–	4,328,179

NUVEEN	221

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

$2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	BBB–	$2,218,020

	Guam Government, General Obligation Bonds, 2009 Series A:
7,800	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	8,525,010
32,530	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	35,702,651

1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (Alternative Minimum Tax)	10/23 at 100.00	BBB	1,670,737

1,500	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	BBB–	1,658,535
76,480	Total Guam			83,337,236

	Hawaii – 0.2%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,261,160
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	10,104,696

4,550	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	4,634,084

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	A–	5,710,510

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,125,300
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,065,850
26,345	Total Hawaii			27,901,600

	Idaho – 0.1%

3,702	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,073,163

770	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	844,159

1,305	Idaho Housing and Finance Association Nonprofit Facilities Revenue Bonds, Liberty Charter School, Inc., Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB–	1,315,492

1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc. Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB–	1,083,400

	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc. Project, Series 2015A:
1,000	5.000%, 6/01/35	6/25 at 100.00	BBB	1,102,630
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB	2,604,696
10,157	Total Idaho			11,023,540

	Illinois – 14.4%

7,270	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	3/18 at 100.00	N/R	7,221,727

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/18 at 100.00	N/R	4,003,680

2,090	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/18 at 101.00	N/R	2,112,154

4,660	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,756,788

222	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 16.372%, 12/01/39 – AGM Insured, 144A (IF) (6)	12/21 at 100.00	A	$8,259,757

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2016:
9,460	5.750%, 4/01/35 (UB) (6)	4/27 at 100.00	A	10,982,114
38,215	6.100%, 4/01/36 (UB) (6)	4/27 at 100.00	A	46,268,047
118,345	6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	141,481,448

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement Revenues, Series 2017:
6,115	5.000%, 4/01/42 (UB) (6)	4/27 at 100.00	A	6,685,163
4,685	5.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A	5,102,761

2,130	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B	2,218,501

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
12,420	5.500%, 12/01/39	12/21 at 100.00	B3	12,932,573
875	5.250%, 12/01/41	12/21 at 100.00	B3	896,052
5,910	5.000%, 12/01/41	12/21 at 100.00	B3	5,993,508

11,040	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	B3	11,222,050

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C:
12,090	5.250%, 12/01/35	12/24 at 100.00	B	12,608,419
21,230	5.250%, 12/01/39	12/24 at 100.00	B	22,097,245

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
80	5.000%, 12/01/18	No Opt. Call	B3	81,259
1,195	5.000%, 12/01/19	No Opt. Call	B3	1,236,335
17,525	5.000%, 12/01/31	12/20 at 100.00	B3	17,861,480

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
20	5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (7)	20,629
305	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (7)	324,081

635	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/34	12/22 at 100.00	B3	646,862

16,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	B	20,443,584

2,375	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/34	12/27 at 100.00	B	2,455,584

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G:
9,500	5.000%, 12/01/34	12/27 at 100.00	B	9,822,335
17,820	5.000%, 12/01/44	12/27 at 100.00	B	18,338,562

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H:
1,500	5.000%, 12/01/36	12/27 at 100.00	B	1,548,465
20,260	5.000%, 12/01/46	12/27 at 100.00	B	20,833,358

NUVEEN	223

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$105	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.000%, 12/01/28	12/18 at 100.00	B3	$105,581

263,180	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	311,360,363

43,670	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B	52,983,501

8,150	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/29 – NPFG Insured	No Opt. Call	B	4,961,801

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,765	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	B	1,074,550
4,550	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	B	2,646,962

2,705	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	B	1,498,732

	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Series 2015A:
6,870	5.0000%, 12/01/44 (UB)	12/24 at 100.00	AA+	7,762,894
9,155	5.000%, 12/01/44 (UB)	12/24 at 100.00	AA+	10,344,875

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
8,000	15.448%, 12/01/44 – AGM Insured, 144A (IF)	No Opt. Call	AA	12,326,800
500	15.448%, 12/01/44 – AGM Insured, 144A (IF)	No Opt. Call	AA	770,425
2,950	15.440%, 12/01/44 – AGM Insured, 144A (IF)	No Opt. Call	AA	4,544,416

8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (UB) (6)	12/21 at 100.00	A3	9,661,147

52,720	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA	58,422,722

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF1040:
2,600	15.578%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	4,006,210
2,000	15.578%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	3,081,700
3,755	15.578%, 12/01/44, 144A (IF) (6)	12/24 at 100.00	AA	5,785,892
1,000	16.828%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	1,624,280
2,000	16.828%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	3,248,560
1,150	16.828%, 12/01/49, 144A (IF) (6)	12/24 at 100.00	AA	1,867,922

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2017-XF2426:

5,448	Chicago, Illinois, Certificates of Participation Tax Increment Allocation Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31, 144A	11/19 at 100.00	N/R	5,494,635

1,174	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33, 144A	3/18 at 100.00	N/R	1,173,753

1,005	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopment Project, Series 2012, 6.100%, 1/15/29	2/18 at 100.00	N/R	1,005,484

6,251	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversely-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	3/18 at 100.00	N/R	4,516,795

4,424	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	4,454,165

224	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$6,085	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc. Redevelopment Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	$5,946,201

	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
21,370	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB–	12,822,000
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB–	4,864,666
32,170	0.000%, 1/01/39 – NPFG Insured	No Opt. Call	BBB–	13,277,524

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	2,853,696
2,500	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,723,650
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,720,475

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	3,257,632
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,556,381
9,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	9,470,610

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB–	5,747,200
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB–	17,177,932
6,440	5.750%, 1/01/34	1/27 at 100.00	BBB–	7,331,296
134,600	6.000%, 1/01/38	1/27 at 100.00	BBB–	155,870,838

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	3,012,027
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	3,159,434

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
5,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	5,463,200
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	7,454,101
16,365	5.500%, 1/01/40	1/25 at 100.00	Ba1	17,766,662

	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,695	5.000%, 1/01/34	1/19 at 100.00	Ba1	1,724,968
5,795	5.000%, 1/01/40	1/19 at 100.00	Ba1	5,899,716

	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	1/21 at 100.00	Ba1	3,176,406
3,930	5.000%, 1/01/40	1/21 at 100.00	Ba1	4,025,381

9,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	9,779,008

2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	Ba1	2,168,780

11,155	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/37 – FGIC Insured	1/18 at 100.00	Ba1	11,169,390

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,000	5.000%, 1/01/25	No Opt. Call	BBB–	2,209,500
2,000	5.000%, 1/01/26	No Opt. Call	BBB–	2,220,880
3,365	5.000%, 1/01/35	1/26 at 100.00	BBB–	3,576,726
3,500	5.000%, 1/01/38	1/26 at 100.00	BBB–	3,715,320

	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB–	3,789,467
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB–	2,724,026

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB–	4,243,941
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB–	5,190,043

NUVEEN	225

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 15.767%, 1/01/35 – AGM Insured, 144A (IF) (6)	1/21 at 100.00	BBB+	$1,086,752

23,110	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	25,060,253

	Cook County, Illinois, General Obligation Bonds, Series 2016A:
2,750	5.000%, 11/15/30 (UB) (6)	11/26 at 100.00	A2	3,184,583
7,500	5.000%, 11/15/31 (UB) (6)	11/26 at 100.00	A2	8,647,350

60,080	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B2	64,982,528

6,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%, 11/15/39 (UB)	11/27 at 100.00	AAA	6,434,700

1,000	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	1,000,220

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,405	7.750%, 7/01/30 (4)	7/21 at 100.00	N/R	5,937,625
1,545	8.000%, 7/01/35 (4)	7/21 at 100.00	N/R	1,239,183
2,000	8.250%, 7/01/41 (4)	7/21 at 100.00	N/R	1,604,360

1,110	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	1,162,026

2,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 15.768%, 1/01/39, 144A (IF)	No Opt. Call	AA–	3,455,600

930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	3/18 at 100.00	Caa1	930,084

	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36, 144A	11/26 at 100.00	N/R	11,377,453
13,325	6.375%, 11/01/46, 144A	11/26 at 100.00	N/R	13,327,931

1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24, 144A	No Opt. Call	N/R	1,845,970

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	878,116
4,475	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	4,648,675

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,500	6.875%, 10/01/31	10/21 at 100.00	BB+	1,621,035
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,509,679

1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,840,514

81,560	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B2	88,215,296

5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	3/18 at 100.00	N/R	5,194,048

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 2016-XG0008:
1,500	13.537%, 8/15/33 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	8/18 at 100.00	AA– (7)	1,655,250
2,495	13.537%, 8/15/47 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	8/18 at 100.00	AA–(7)	2,734,171
1,625	13.537%, 8/15/47 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	8/18 at 100.00	AA–(7)	1,780,773
625	13.851%, 8/15/47 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	8/18 at 100.00	AA–(7)	684,913
550	13.799%, 8/15/47 (Pre-refunded 8/15/18) – AGC Insured, 144A (IF) (6)	8/18 at 100.00	AA–(7)	602,487

226	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$785	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/19 at 100.00	N/R	$777,158

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
1,000	5.000%, 4/01/26	3/18 at 100.00	BB	1,001,800
11,170	5.000%, 4/01/31	3/18 at 100.00	BB	11,186,643
23,185	5.000%, 4/01/36	5/20 at 100.00	BB	23,183,377

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	BB	6,164,880

2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	3,145,766

10,055	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46, 144A	10/18 at 100.00	N/R	10,059,324

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University Health System, Tender Option Bond Trust 2015-XF0060, 12.987%, 5/01/30, 144A (IF)	5/20 at 100.00	AA	4,038,406

	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	12.690%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	807,845
1,000	12.690%, 8/15/37, 144A (IF)	8/22 at 100.00	AA+	1,442,580
1,925	12.697%, 8/15/43, 144A (IF)	8/22 at 100.00	AA+	2,731,421

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 2016-XG0026:
625	14.736%, 8/15/36 (Pre-refunded 8/15/19), 144A (IF)	8/19 at 100.00	AA– (7)	781,188
490	14.736%, 8/15/37 (Pre-refunded 2/15/21), 144A (IF)	2/21 at 100.00	AA– (7)	715,748

69,525	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (6)	1/28 at 100.00	Aa2	74,173,442

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 2017-XG0133, Formerly Tender Option Bond Trust 2017-XG0133:
4,425	15.793%, 5/15/39, 144A (IF)	5/20 at 100.00	A	5,950,563
3,980	15.785%, 5/15/39, 144A (IF)	5/20 at 100.00	A	5,350,991
1,595	15.773%, 5/15/39, 144A (IF)	5/20 at 100.00	A	2,142,149

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
3,525	12.728%, 5/15/41, 144A (IF) (6)	5/22 at 100.00	A	4,685,536
2,500	12.728%, 5/15/41, 144A (IF) (6)	5/22 at 100.00	A	3,323,075

27,075	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 4.000%, 2/15/41	2/27 at 100.00	BBB–	28,186,970

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28 (Pre-refunded 5/01/20)	5/20 at 100.00	BBB– (7)	1,217,914

	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
75	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	82,305
8,045	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB– (7)	8,814,987

200	Illinois Finance Authority, Revenue Bonds, Roosevelt University Project, Refunding Series 2009, 6.500%, 4/01/44	10/19 at 100.00	BB	212,362

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (Pre-refunded 11/01/38) (UB) (6)	5/19 at 100.00	Aaa	9,472,654

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (Pre-refunded 11/01/18) (UB) (6)	11/18 at 100.00	Aaa	2,567,257

NUVEEN	227

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19) (UB) (6)	5/19 at 100.00	Aaa	$5,916,300

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 2016-XG0050:
300	18.686%, 11/01/29 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	375,276
250	19.693%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	316,003
3,067	19.683%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	3,876,259
1,065	19.652%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	1,345,510
815	19.639%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	1,029,508
315	19.554%, 11/01/39 (Pre-refunded 5/01/19), 144A (IF) (6)	5/19 at 100.00	Aaa	397,502

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (7)	703,183

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
1,030	16.377%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A+	1,591,628
665	16.298%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A+	1,025,556

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2015-XF0108:
4,250	14.608%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (6)	2/21 at 100.00	AA– (7)	6,208,018
3,025	14.608%, 8/15/41 (Pre-refunded 2/15/21), 144A (IF) (6)	2/21 at 100.00	AA– (7)	4,418,648

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 2016-XG0026, 14.736%, 8/15/36 (Pre-refunded 8/15/19), 144A (IF)	8/19 at 100.00	AA– (7)	2,856,022

69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	AA–	72,131,640

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,086,504

20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (6)	10/25 at 100.00	AA–	22,938,600

	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project, Series 2017A:
2,300	5.000%, 2/15/47	8/27 at 100.00	BBB–	2,543,938
1,200	5.000%, 2/15/50	8/27 at 100.00	BBB–	1,312,008

	Illinois Health Facilities Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago Revenue Bonds, Series 2017:
2,500	4.000%, 8/15/37 (UB) (6)	8/27 at 100.00	AA–	2,638,900
6,000	4.000%, 8/15/39 (UB) (6)	8/27 at 100.00	AA–	6,318,720

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (UB) (6)	3/18 at 100.00	AA+	22,030,910

	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
250	13.190%, 6/15/32 – AGM Insured, 144A (IF) (6)	6/24 at 100.00	BB+	364,285
3,305	13.186%, 6/15/32 – AGM Insured, 144A (IF) (6)	6/24 at 100.00	AA	4,815,286
2,245	13.184%, 6/15/32 – AGM Insured, 144A (IF) (6)	6/24 at 100.00	AA	3,270,696

	Illinois State, General Obligation Bonds, April Series 2014:
3,000	5.000%, 4/01/38	4/24 at 100.00	BBB–	3,152,310
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB–	5,251,000

228	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois State, General Obligation Bonds, December Series 2017A:
$6,100	5.125%, 12/01/29	12/27 at 100.00	BBB–	$6,693,408
2,000	5.000%, 12/01/35	12/27 at 100.00	BBB–	2,150,380
17,950	4.250%, 12/01/37	12/27 at 100.00	BBB–	17,480,787

9,645	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB–	10,118,087

	Illinois State, General Obligation Bonds, January Series 2016:
1,500	5.000%, 1/01/33	1/26 at 100.00	BBB–	1,603,890
1,300	5.000%, 1/01/41	1/26 at 100.00	BBB–	1,379,066

6,690	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	N/R	6,354,496

100	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/36	5/24 at 100.00	BBB–	105,251

	Illinois State, General Obligation Bonds, November Series 2016:
2,000	5.000%, 11/01/35	11/26 at 100.00	BBB–	2,142,800
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB–	1,069,100
4,200	5.000%, 11/01/38	11/26 at 100.00	BBB–	4,486,986
230	5.000%, 11/01/40	11/26 at 100.00	BBB–	245,366

1,495	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/37	3/22 at 100.00	BBB–	1,551,705

740	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	BBB–	772,516

	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB–	187,576
1,000	5.500%, 7/01/38	7/23 at 100.00	BBB–	1,085,130

8,695	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 4/01/36 – AGM Insured (UB) (6)	4/24 at 100.00	A2	9,406,599

1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 11.919%, 4/01/32 – AGM Insured, 144A (IF) (6)	4/24 at 100.00	BBB–	2,619,641

6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 11.785%, 2/01/39 – AGM Insured, 144A (IF) (6)	2/24 at 100.00	BBB–	8,628,909

	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	11.845%, 7/01/28 – AGM Insured, 144A (IF) (6)	7/23 at 100.00	BBB–	4,004,138
1,850	12.835%, 7/01/33 – AGM Insured, 144A (IF) (6)	7/23 at 100.00	BBB–	2,632,347

7,625	Illinois State, General Obligation Bonds, Series 2014, 5.000%, 5/01/33 (UB) (6)	5/24 at 100.00	BBB–	8,055,889

	Illinois State, General Obligation Bonds, Series 2012:
11,500	5.000%, 3/01/30 (UB) (6)	3/22 at 100.00	A–	12,030,495
10,500	5.000%, 3/01/33 (UB) (6)	3/22 at 100.00	A–	10,930,920

8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Series 2016, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	AA–	9,404,626

25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (16)	3/18 at 100.00	N/R	10,114,650

4,015	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured (4)	3/18 at 100.00	N/R	3,649,755

	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
1,595	5.250%, 1/01/25 (17)	3/18 at 100.00	D	446,600
3,675	5.250%, 1/01/30 (17)	3/18 at 100.00	D	1,029,000
5,420	5.250%, 1/01/36 (17)	3/18 at 100.00	D	1,517,600

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36, 144A (4)	7/18 at 100.00	N/R	124

2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BB+	2,635,325

NUVEEN	229

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
$8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	$3,245,815
4,650	0.000%, 12/15/50	No Opt. Call	BB+	999,703
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	1,753,274
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	1,812,737
19,360	5.000%, 6/15/52	6/22 at 100.00	BBB–	20,334,970

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BBB–	2,926,236
6,935	5.000%, 6/15/53	12/25 at 100.00	BB+	7,466,776

29,165	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	31,764,185

995	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50	6/20 at 100.00	BB+	1,042,272

320	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A, 5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	N/R (7)	348,896

3,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	BBB–	1,459,824

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
4,670	5.250%, 6/15/50	6/20 at 100.00	BB+	4,842,416
2,920	5.000%, 6/15/50	6/20 at 100.00	BB+	3,010,140

430	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/29 – FGIC Insured	No Opt. Call	BB+	273,226

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,755	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BB+	1,089,451
5,000	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	BB+	2,803,800
33,245	0.000%, 12/15/32 – NPFG Insured	No Opt. Call	BB+	17,702,630
16,275	0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BB+	8,434,356
14,000	0.000%, 12/15/33 – NPFG Insured	No Opt. Call	BB+	7,102,760
6,500	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	3,139,435
6,450	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BB+	3,038,724
23,270	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	10,729,099
56,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BB+	24,638,320
55,600	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BB+	23,288,060
32,555	0.000%, 6/15/38 – NPFG Insured	No Opt. Call	BB+	13,288,300

7,360	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2015A, 5.000%, 6/15/53 (UB) (6)	12/25 at 100.00	BB+	7,924,365

4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 10.967%, 6/15/52, 144A (IF) (6)	6/22 at 100.00	BBB–	4,805,680

4,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2010B-1, 5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	A2	4,308,620

1,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2010B-2, 5.000%, 6/15/50 – AGM Insured (UB) (6)	6/20 at 100.00	A2	1,057,330

230	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1046:
$265	13.317%, 6/15/50, 144A (IF) (6)	6/20 at 100.00	BBB–	$314,881
9,300	12.219%, 6/15/50, 144A (IF) (6)	6/20 at 100.00	BBB–	10,603,581

5,335	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	5,543,118

10,000	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2003A, 6.000%, 7/01/33 – NPFG Insured (UB)	No Opt. Call	A2	13,230,200

— (15)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	192

21,415	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	Caa1	21,516,293

	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013:
500	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	643,705
7,775	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	10,009,613
15,225	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	19,496,526

3,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/19 at 100.00	N/R	3,054,780

1,750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/19 at 100.00	N/R	1,788,360

1,870	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/18 at 100.00	N/R	1,872,394

410	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	401,263

2,150	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26 (18)	1/19 at 100.00	N/R	1,139,500

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,885,921

6,280	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannonball & Beecher, Series 2007, 5.750%, 3/01/28	3/19 at 100.00	N/R	6,294,821
2,395,220	Total Illinois			2,376,999,599

	Indiana – 1.5%

	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1:
925	6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	984,061
1,000	6.750%, 1/15/43, 144A	1/24 at 104.00	N/R	1,059,550
2,100	6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	2,229,654

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	11/22 at 100.00	N/R	1,088,010
7,500	7.125%, 11/15/47	11/22 at 100.00	N/R	8,143,275

	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016:
3,340	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	3,523,433
3,180	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	3,336,392
2,000	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	2,104,320

NUVEEN	231

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017:
$510	5.125%, 1/01/32	12/23 at 105.00	N/R	$515,345
4,465	5.350%, 1/01/38	12/23 at 105.00	N/R	4,513,222

6,835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Ba2	7,148,795

860	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29 (Alternative Minimum Tax)	3/18 at 100.00	Ba2	861,969

4,000	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 5.450%, 1/01/38	1/23 at 105.00	N/R	4,046,080

1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 13.841%, 4/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA	3,324,969

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2015-XF0115, 12.927%, 10/15/20, 144A (IF) (6)	No Opt. Call	A+	4,602,113

7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,418,621

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017:
3,090	5.125%, 7/01/37	7/27 at 100.00	BB	3,095,747
4,375	5.375%, 7/01/47	7/27 at 100.00	BB	4,383,050

4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB–	4,501,887

3,925	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B–	3,965,310

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016:
2,475	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,573,480
4,920	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,116,898

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016:
2,170	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,256,344
5,640	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	5,865,713

18,890	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	Caa1	19,304,447

22,355	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	Caa1	22,460,739

	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	12.376%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	5,356,538
1,000	12.376%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	1,428,410
1,600	12.376%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	2,285,456
1,000	12.376%, 5/01/42, 144A (IF) (6)	5/23 at 100.00	A	1,428,410

	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/20 at 100.00	Baa2	1,108,609
875	5.500%, 8/15/45	8/20 at 100.00	Baa2	927,360

232	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group Revenue Bonds, Tender Option Bond Trust 2015-XF0106:
$3,085	13.916%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA– (7)	$3,943,864
5,000	13.887%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA–(7)	6,392,550
330	13.887%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA–(7)	421,908
1,250	13.887%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA–(7)	1,598,138
1,460	13.877%, 12/01/38 (Pre-refunded 12/01/19), 144A (IF) (6)	12/19 at 100.00	AA–(7)	1,866,274

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2009A:
8,040	5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	A	8,341,580
1,960	5.500%, 1/01/38 – AGC Insured (Pre-refunded 1/01/19) (UB)	1/19 at 100.00	A1 (7)	2,039,086

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 2016-XG0024:
4,995	15.536%, 1/01/38 – AGC Insured, 144A (IF)	1/19 at 100.00	AA–	5,795,748
6,250	14.556%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured, 144A (IF)	1/19 at 100.00	A1 (7)	7,201,750
310	14.556%, 1/01/38 – AGC Insured, 144A (IF)	1/19 at 100.00	A1	357,198
2,500	14.556%, 1/01/38 – AGC Insured, 144A (IF)	1/19 at 100.00	A1	2,880,700

4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	3,972,800

21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	22,141,130

1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (Alternative Minimum Tax)	11/23 at 100.00	N/R	1,715,055

2,095	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/18 at 100.00	N/R	2,099,064

18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (Alternative Minimum Tax)	No Opt. Call	N/R	18,519,244

185	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%, 12/01/20	No Opt. Call	N/R	184,362

	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017:
480	5.100%, 1/01/32	1/23 at 105.00	N/R	482,875
4,560	5.350%, 1/01/38	1/23 at 105.00	N/R	4,609,248

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	6,051,300
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	6,085,450

3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,769,880
233,720	Total Indiana			251,427,411

	Iowa – 2.2%

182,435	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	188,564,816

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
1,525	5.000%, 12/01/19	No Opt. Call	B–	1,580,906
135,250	5.250%, 12/01/25	12/23 at 100.00	B–	144,213,017

NUVEEN	233

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa (continued)

$1,630	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B–	$1,745,942

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
14,845	5.500%, 6/01/42	3/18 at 100.00	B2	14,898,590
8,345	5.625%, 6/01/46	3/18 at 100.00	B2	8,345,334

1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	3/18 at 100.00	BBB–	1,493,829

2,000	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, 5.000%, 12/01/41	12/26 at 100.00	BBB+	2,205,360
347,520	Total Iowa			363,047,794

	Kansas – 0.6%

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF0063, 12.701%, 1/01/40, 144A (IF)	1/20 at 100.00	AA–	2,659,041

1,860	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Tabor College Project, Series 2013, 5.800%, 3/01/37	3/20 at 100.00	N/R	1,888,830

2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	2,979,960

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/18 (19)	No Opt. Call	N/R	430,000
4,780	5.000%, 3/01/26 (19)	3/18 at 100.00	N/R	2,055,400

2,759	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	3/18 at 100.00	N/R	662,141

	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A:
13,500	5.250%, 1/01/32 – AMBAC Insured	3/18 at 100.00	BB+	13,520,925
1,000	5.125%, 1/01/32 – AMBAC Insured	3/18 at 100.00	BB+	1,001,550

14,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	3/18 at 100.00	BB	14,021,700

2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B, 6.100%, 12/15/34	12/22 at 100.00	N/R	2,021,102

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	6,553,449
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	9,439,376

13,275	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA–	15,147,970

8,690	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2017A, 4.000%, 3/01/42 (UB) (6)	3/27 at 100.00	AA–	9,230,866

3,760	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,767,754

11,565	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 6.000%, 9/01/35	9/25 at 100.00	N/R	11,755,360

234	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas (continued)

$12,500	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A	No Opt. Call	N/R	$4,563,625
114,294	Total Kansas			101,699,049

	Kentucky – 0.7%

	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017:
4,580	5.000%, 3/01/39	3/27 at 100.00	N/R	4,827,503
2,500	4.500%, 3/01/47	3/27 at 100.00	N/R	2,503,450

2,150	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.750%, 10/01/34	4/26 at 100.00	N/R	2,057,378

5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 13.082%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	7,148,146

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
14,350	5.250%, 6/01/41	6/27 at 100.00	Baa3	16,348,237
13,655	5.000%, 6/01/41	6/27 at 100.00	Baa3	15,100,245
15,800	5.000%, 6/01/45	6/27 at 100.00	Baa3	17,419,342

8,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (7)	8,875,680

2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,561,725

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	A3 (7)	1,018,940

16,250	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	17,682,762

14,660	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 5.625%, 5/01/45	5/25 at 100.00	N/R	14,976,509

1,000	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38 (Pre-refunded 5/01/18)	5/18 at 100.00	Baa3 (7)	1,014,790

225	Ohio County, Kentucky, Pollution Control Revenue Bonds, Big Rivers Electric Corporation Project, Refunding Series 2010A, 6.000%, 7/15/31	7/20 at 100.00	BB	229,858
101,910	Total Kentucky			111,764,565

	Louisiana – 0.9%

42,830	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	46,775,071

12,690	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	B3	13,189,605

1,275	Juban Park Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/49 (4)	No Opt. Call	N/R	357,000

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
6,750	6.750%, 12/15/37 (4)	3/18 at 100.00	N/R	4,725,000
1,085	6.000%, 12/15/37 (4)	3/18 at 100.00	N/R	759,500

NUVEEN	235

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$90	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/18 (4)	No Opt. Call	N/R	$63,000

10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A	2/27 at 100.00	N/R	10,292,200

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 2016-XF2336:
1,375	16.132%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A (7)	1,984,868
3,315	16.123%, 10/01/40 (Pre-refunded 10/01/20), 144A (IF) (6)	10/20 at 100.00	A (7)	4,784,440

18,110	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (Alternative Minimum Tax)	7/23 at 100.00	N/R	20,409,064

1,000	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,081,580

	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
465	7.750%, 12/15/31	12/21 at 100.00	N/R	509,435
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	8,172,326

20,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 0.000%, 10/01/46 (5)	10/33 at 100.00	BBB+	16,908,200

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	2,308,520
600	6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (7)	697,434

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	4,279,470
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,403,107

5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24, 144A (Alternative Minimum Tax) (4)	No Opt. Call	N/R	50,000

2,070	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	3/18 at 100.00	N/R	351,900

	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	955,540
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,080,590

2,410	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (Pre-refunded 1/11/18) (4)	1/18 at 0.00	N/R (7)	301,250
148,380	Total Louisiana			144,439,100

	Maine – 0.1%

5,290	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (Alternative Minimum Tax)	12/26 at 100.00	N/R	5,412,411

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Ba3	2,554,863
6,500	7.000%, 7/01/41	7/21 at 100.00	Ba3	7,210,580

236	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine (continued)

$3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	3/18 at 100.00	B3	$3,949,881
18,040	Total Maine			19,127,735

	Maryland – 1.5%

	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,339,226
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,057,625
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,875,549

8,780	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	BBB–	9,851,336

1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,547,790

2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	2,215,664

6,030	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	6,329,992

8,062	Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Series 2006, 5.500%, 7/01/36	3/18 at 100.00	N/R	8,067,160

	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	749,411
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,037,040

	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
300	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	307,299
3,150	4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	3,229,569

29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	30,630,499

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/18 (4)	No Opt. Call	N/R	990,000
83,115	5.000%, 12/01/31 (4)	3/18 at 100.00	N/R	49,869,000

4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	3/18 at 100.00	N/R	2,700,000

	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,114,150
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,613,424

3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/38	7/27 at 100.00	Baa3	3,363,420

1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (UB) (6)	11/21 at 100.00	AA+	1,999,224

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,000	15.645%, 11/15/51, 144A (IF) (6)	11/21 at 100.00	AA+	1,553,380
1,155	15.645%, 11/15/51, 144A (IF) (6)	11/21 at 100.00	AA+	1,794,154
1,135	15.618%, 11/15/51, 144A (IF) (6)	11/21 at 100.00	AA+	1,761,826

NUVEEN	237

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
$1,000	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	$1,029,930
1,800	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	1,837,782
1,530	5.375%, 7/01/52, 144A	7/27 at 100.00	N/R	1,569,459

20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (6)	2/25 at 100.00	A	23,125,407

2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 12.240%, 8/15/42, 144A (IF) (6)	2/25 at 100.00	A	3,804,226

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
34,180	5.000%, 5/15/45 (UB)	5/27 at 100.00	A	39,153,874
7,070	4.000%, 5/15/47 (UB) (6)	5/27 at 100.00	A	7,367,223

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/19 at 100.00	BB+	1,532,010

19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015 MD, 5.000%, 12/01/44 (UB) (6)	6/25 at 100.00	AA–	22,866,649

5,100	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46	1/26 at 100.00	N/R	5,130,039
264,682	Total Maryland			247,413,337

	Massachusetts – 0.6%

16,000	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue, Series 2015, 5.000%, 7/01/45 (UB) (6)	7/25 at 100.00	AA–	18,329,920

14,005	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42, 144A	3/18 at 100.00	BB–	14,010,462

2,500	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 6.000%, 1/01/33	1/23 at 100.00	BBB–	2,878,000

7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB–	8,270,700

3,500	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (7)	3,886,225

13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2017B, 4.250%, 7/01/46 (UB)	7/26 at 100.00	A	14,381,471

810	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2016-XL0018, 15.052%, 6/01/41, 144A (IF) (6)	6/20 at 100.00	AA–	860,487

11,625	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 2.571%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	11,017,361

20,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46 (UB) (6)	3/24 at 100.00	AA	22,887,200

2,990	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%, 4/01/33 (UB)	4/25 at 100.00	AA	3,223,698
92,860	Total Massachusetts			99,745,524

238	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 0.8%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
$3,120	6.000%, 11/01/28	11/18 at 100.00	BB	$3,148,267
5,105	6.000%, 11/01/37	11/18 at 100.00	BB	5,128,177

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	3/18 at 100.00	BBB	1,050,735

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	3/18 at 100.00	N/R	1,880,084

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
4,005	5.000%, 11/01/26	3/18 at 100.00	B	3,748,920
3,750	5.250%, 11/01/31	3/18 at 100.00	B	3,534,937
3,840	5.250%, 11/01/36	3/18 at 100.00	B	3,390,989

	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
3,150	6.000%, 10/01/33	10/23 at 100.00	N/R	3,127,477
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	3,911,734

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
1,390	5.650%, 11/01/25	3/18 at 100.00	B–	956,640
500	5.750%, 11/01/30	3/18 at 100.00	B–	322,040
2,425	5.750%, 11/01/35	3/18 at 100.00	B–	1,511,260

3,720	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/18 at 100.00	B–	3,679,303

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
300	5.250%, 4/01/18 – SYNCORA GTY Insured	3/18 at 100.00	N/R	298,857
168	5.250%, 4/01/19 – SYNCORA GTY Insured	3/18 at 100.00	N/R	165,281
465	5.250%, 4/01/22 – SYNCORA GTY Insured	3/18 at 100.00	N/R	451,152
159	5.250%, 4/01/23 – SYNCORA GTY Insured	3/18 at 100.00	N/R	153,461

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	3/18 at 100.00	BB	3,500,420

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB–	2,911,059

805	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	3/18 at 100.00	N/R	805,636

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	3/18 at 100.00	N/R	1,899,791

	Michigan Finance Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,230	5.700%, 10/01/21 (4)	No Opt. Call	N/R	319,800
2,140	7.100%, 10/01/31 (4)	10/21 at 100.00	N/R	556,400
7,000	7.450%, 10/01/41 (4)	10/21 at 100.00	N/R	1,820,000

9,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 4.000%, 12/01/40 (UB) (6)	12/27 at 100.00	AA–	9,427,770

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,504,149

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,296,840

6,975	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	6,063,786

NUVEEN	239

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB–	$401,436

11,180	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	9,498,416

1,810	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Refunding Bonds, Cesar Chavez Academy Project, Series 2012, 5.750%, 2/01/33	2/20 at 101.00	BB+	1,850,272

1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB–	983,480

925	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	3/18 at 100.00	N/R	925,102

2,000	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46	12/27 at 100.00	N/R	2,029,780

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	3/18 at 100.00	BBB	1,506,972

1,750	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	3/18 at 100.00	BBB–	1,750,105

3,245	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	3/18 at 100.00	N/R	3,162,382

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
140	7.250%, 4/01/20	No Opt. Call	BB	146,901
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,210,874
500	8.000%, 4/01/40	4/20 at 100.00	BB	529,140

13,235	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30, 144A (Alternative Minimum Tax)	12/23 at 100.00	N/R	14,776,613

10,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	11,002,024

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
870	5.500%, 5/01/27	5/22 at 100.00	BB+	909,889
1,565	6.000%, 5/01/37	5/22 at 100.00	BB+	1,635,613

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,574,460

1,000	Star International Academy, Wayne County, Michigan, Public School Academy Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/33	3/20 at 101.00	BBB	1,029,070

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
390	6.750%, 5/01/21	No Opt. Call	BB	411,403
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,810,916
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,866,342

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	3/18 at 100.00	BB–	2,296,859
139,552	Total Michigan			129,873,014

240	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 1.0%

	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc. Project, Series 2014:
$1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	$1,277,016
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,032,770

935	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.250%, 8/01/46	8/26 at 100.00	BB+	924,285

14,220	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	15,954,982

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	759,165
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,453,810

2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB+	2,059,320

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	2,187,583

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	714,077
3,510	5.000%, 7/01/47	7/24 at 102.00	N/R	3,538,993

	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	B–	951,972
6,200	5.875%, 7/01/40	7/25 at 100.00	B–	5,422,458
5,000	6.000%, 7/01/45	7/25 at 100.00	B–	4,320,550

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2013A, 5.125%, 7/01/48 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	1,171,490

1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,081,510

	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A:
900	5.000%, 10/01/37	10/24 at 100.00	N/R	916,947
1,700	5.000%, 10/01/49	10/24 at 100.00	N/R	1,722,202

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,024,960

	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,354,360
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	4,762,820

2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,646,997

2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,070,660

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB+	851,197
3,940	5.000%, 7/01/44	7/24 at 100.00	BB+	4,025,104

NUVEEN	241

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	$1,827,083

2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	3/18 at 100.00	B3	2,284,931

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,021,680
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,672,102

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A:
1,080	6.000%, 7/01/32, 144A	7/27 at 100.00	N/R	1,091,664
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,263,362
5,510	6.500%, 7/01/48, 144A	7/27 at 100.00	N/R	5,568,241

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,680	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,682,520
5,625	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	5,513,512

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,050	7.750%, 1/01/33	1/21 at 100.00	N/R	1,078,035
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,029,870

1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	1,558,770

	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB+	518,590
1,840	5.000%, 9/01/44	9/24 at 100.00	BB+	1,888,079

	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	CCC–	1,504,818
3,085	5.000%, 4/01/46	4/26 at 100.00	CCC–	2,120,382

21,815	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	21,065,000

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	1,536,765

1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	1,514,640

2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB–	2,615,750

1,695	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,708,713

	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	41,908
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,794,799

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB+	1,028,020

242	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
$845	5.300%, 11/01/30	5/18 at 100.00	N/R	$845,118
1,225	5.375%, 5/01/43	3/18 at 100.00	N/R	1,224,976

2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BB	2,197,773

1,155	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 5.000%, 9/01/42	9/24 at 100.00	N/R	1,221,898

11,875	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (Alternative Minimum Tax)	10/22 at 100.00	Ba3	11,263,081

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Lutheran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,017,390

4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	4,482,270

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,380	5.250%, 2/01/27 (Alternative Minimum Tax)	3/18 at 100.00	N/R	1,380,538
800	5.500%, 2/01/42 (Alternative Minimum Tax)	3/18 at 100.00	N/R	800,248

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,558,448
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,150,390
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,417,261

	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
315	4.500%, 6/01/36	6/24 at 100.00	N/R	317,958
730	4.750%, 6/01/46	6/24 at 100.00	N/R	736,796

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
1,000	6.250%, 9/01/30 (4)	3/18 at 100.00	N/R	680,000
3,250	6.875%, 9/01/42 (4)	3/18 at 100.00	N/R	2,210,000
168,945	Total Minnesota			166,658,607

	Mississippi – 0.0%

3,943	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. USbank Trustee on underlying Bond, 5.750%, 12/01/47, 144A (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,896,811

1,297	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 100.00	N/R	1,242,686
5,240	Total Mississippi			5,139,497

	Missouri – 1.1%

1,275	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.900%, 11/01/29	11/25 at 100.00	N/R	1,288,681

8,309	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B, 5.000%, 11/01/29, 144A	3/18 at 100.00	N/R	6,685,900

205	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB–	239,036

NUVEEN	243

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,795	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%, 3/01/36	3/27 at 100.00	BBB–	$2,008,874

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	3/18 at 100.00	N/R	391,111
3,000	5.000%, 6/01/28	3/18 at 100.00	N/R	1,926,060

1,705	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,779,611

1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	3/21 at 100.00	N/R	1,851,037

	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	810,627
3,140	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	3,227,323

4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46, 144A	4/26 at 100.00	N/R	4,818,998

1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	1,275,648

6,737	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	No Opt. Call	N/R	6,374,121

10,717	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	4/18 at 100.00	N/R	1,393,236

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	3/18 at 100.00	BB+	1,502,865

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,205	5.000%, 5/01/35	5/20 at 100.00	N/R	1,213,339
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,382,596

2,500	Lee’s Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.875%, 11/01/37, 144A	11/27 at 100.00	N/R	2,490,700

	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	4,195,170
3,965	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	3,981,217

7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	7,140,905

12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (6)	11/23 at 100.00	A	14,074,980

5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 12.542%, 11/15/48, 144A (IF) (6)	11/23 at 100.00	A2	7,197,767

	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C:
3,345	4.000%, 11/15/47 (UB) (6)	11/27 at 100.00	AA–	3,540,716
24,945	4.000%, 11/15/49 (UB) (6)	11/27 at 100.00	AA–	26,361,377

244	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2017A:
$4,500	4.000%, 5/15/42 (UB) (6)	5/25 at 102.00	A+	$4,685,535
11,500	4.000%, 5/15/48 (UB) (6)	5/25 at 102.00	A+	11,936,770

	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
3,155	5.000%, 5/01/30	5/21 at 100.00	N/R	3,143,295
750	5.000%, 5/01/35	5/21 at 100.00	N/R	743,940

1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,741,639

3,560	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O’Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36, 144A	12/26 at 100.00	N/R	3,647,647

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	621,876
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,867,068

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/18 at 100.00	N/R	1,297,266
5,700	5.350%, 6/15/32	6/18 at 100.00	N/R	5,688,486

	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Redevelopment Revenue Bonds, National Geospatial-Intelligence Agency Site Improvement Project, Series 2017B:
2,000	4.000%, 6/01/37	12/26 at 100.00	Baa1	2,051,260
1,000	4.000%, 6/01/41	12/26 at 100.00	Baa1	1,018,000
2,000	4.000%, 6/01/46	12/26 at 100.00	Baa1	2,032,980

7,665	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	7,940,633

1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27 (20)	9/18 at 100.00	N/R	465,920

1,480	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	3/18 at 100.00	N/R	1,375,142

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	9/18 at 100.00	N/R	1,471,382

1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	9/18 at 100.00	N/R	1,260,924

5,100	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36, 144A	5/25 at 100.00	N/R	4,682,004

1,055	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	3/18 at 100.00	N/R	980,179

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (21)	No Opt. Call	N/R	639,450

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
270	5.100%, 11/01/19	3/18 at 100.00	N/R	270,127
1,000	5.375%, 11/01/24	3/18 at 100.00	N/R	1,000,100

NUVEEN	245

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

$1,310	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	3/18 at 100.00	N/R	$1,310,432

3,215	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,417,738

160	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB–	185,558

8,600	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	8,882,424
192,153	Total Missouri			182,509,670

	Montana – 0.0%

500	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37	5/25 at 102.00	N/R	533,100

	Nebraska – 0.0%

	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	12.564%, 11/01/45, 144A (IF) (6)	11/25 at 100.00	AA–	1,449,178
1,545	12.552%, 11/01/48, 144A (IF) (6)	11/25 at 100.00	AA–	2,304,012
3,005	Total Nebraska			4,286,290

	Nevada – 1.0%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028, 15.366%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	5,636,393

995	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	1,040,263

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 2016-XG0028, 13.347%, 7/01/42, 144A (IF)	1/20 at 100.00	A+	1,335,295

11,290	Director of Nevada State Department of Business & Industry, Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC, Green Bonds, Series 2017B, 5.125%, 12/15/37, 144A	12/27 at 100.00	N/R	11,452,350

	Director of Nevada State Department of Business & Industry, Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC, Series 2017:
11,600	5.875%, 12/15/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	12,504,800
60,195	6.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	66,134,441

	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35, 144A	12/25 at 100.00	BB	1,041,220
2,520	5.125%, 12/15/45, 144A	12/25 at 100.00	BB	2,591,971

	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and University System, Series 2014A:
2,515	5.500%, 1/01/34	7/24 at 100.00	BBB–	2,812,675
2,980	5.500%, 1/01/39	7/24 at 100.00	BBB–	3,323,564
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB–	3,336,660

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (7)	5,453,000

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 609 Skye Canyon, Series 2017:
1,280	4.250%, 6/01/37	6/27 at 100.00	N/R	1,263,296
2,140	4.375%, 6/01/42	6/27 at 100.00	N/R	2,103,663
2,500	4.500%, 6/01/47	6/27 at 100.00	N/R	2,475,750

246	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
$375	5.000%, 6/01/28	6/24 at 100.00	N/R	$395,794
940	5.000%, 6/01/30	6/24 at 100.00	N/R	982,920

1,100	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,137,708

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017:
500	4.375%, 6/01/42	6/27 at 100.00	N/R	501,325
585	4.500%, 6/01/47	6/27 at 100.00	N/R	589,896

3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	6/21 at 100.00	N/R	2,850,390

1,885	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,848,092

	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A:
500	5.000%, 7/15/37, 144A	7/25 at 100.00	BB+	519,050
1,300	5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	1,336,933

	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
1,815	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,829,030
2,250	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	2,236,073

5,705	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	3/18 at 100.00	N/R	5,704,715

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
595	6.500%, 9/01/20 (Pre-refunded 9/01/18)	9/18 at 100.00	N/ R (7)	614,522
1,395	6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/ R (7)	1,443,058

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
3,255	6.500%, 6/15/20, 144A	6/18 at 100.00	Ba3	3,295,753
25,590	6.750%, 6/15/28, 144A	6/18 at 100.00	Ba3	25,912,178
163,090	Total Nevada			173,702,778

	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
420	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	388,786
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	Caa1	450,713
370	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1	321,608
800	0.000%, 1/01/23 – ACA Insured	No Opt. Call	Caa1	639,008
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	Caa1	35,590
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	Caa1	236,881
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	Caa1	416,042
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	Caa1	1,778,989
6,570	Total New Hampshire			4,267,617

NUVEEN	247

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey – 3.0%

	Atlantic City, New Jersey, General Obligation Bonds, 2017A:
$5,695	5.000%, 3/01/32 – BAM Insured (UB) (6)	3/27 at 100.00	Baa1	$6,621,064
9,400	5.000%, 3/01/35 – BAM Insured (UB) (6)	3/27 at 100.00	Baa1	10,798,344
4,920	5.000%, 3/01/42 – BAM Insured (UB) (6)	3/27 at 100.00	Baa1	5,626,610

8,865	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	3/18 at 100.00	BBB–	8,866,241

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	955,540

2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37	1/18 at 100.00	Caa1	1,779,538

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34, 144A	8/24 at 100.00	B+	877,991
1,530	5.875%, 8/01/44, 144A	8/24 at 100.00	B+	1,579,098
1,000	6.000%, 8/01/49, 144A	8/24 at 100.00	B+	1,032,240

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	N/R	1,786,788
4,120	5.650%, 8/01/43	8/23 at 100.00	N/R	2,866,119
2,395	5.750%, 8/01/47	8/23 at 100.00	N/R	1,617,751

1,875	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/47	7/27 at 100.00	BBB–	2,053,519

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
1,020	5.000%, 9/01/37, 144A	9/27 at 100.00	BB	1,030,843
2,325	5.125%, 9/01/52, 144A	9/27 at 100.00	BB	2,327,465

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,121,311
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,742,151

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
3,000	5.250%, 6/15/33	6/25 at 100.00	BBB+	3,345,780
15,730	5.250%, 6/15/40 (UB) (6)	6/25 at 100.00	A1	17,347,673

8,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (6)	6/27 at 100.00	BBB+	8,776,000

15,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (6)	12/26 at 100.00	BBB+	16,509,900

	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A:
850	6.000%, 10/01/34	10/24 at 100.00	BB–	882,317
2,255	6.200%, 10/01/44	10/24 at 100.00	BB–	2,328,626

22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	BB–	24,749,081

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	3/18 at 100.00	BB–	797,488

248	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
$3,000	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	$3,432,690
7,625	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	8,724,754

5,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2003, 5.500%, 6/01/33 (Alternative Minimum Tax)	6/23 at 101.00	BB–	6,310,478

19,320	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (Alternative Minimum Tax)	10/27 at 100.00	N/R	21,028,081

1,500	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (7)	1,614,780

2,400	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (7)	2,596,752

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 2016-XG0047:
1,250	13.931%, 7/01/38 – AGC Insured, 144A (IF) (6)	7/19 at 100.00	AA–	1,542,175
5,000	13.931%, 7/01/38 – AGC Insured, 144A (IF) (6)	7/19 at 100.00	AA–	6,168,700
1,815	13.915%, 7/01/38 – AGC Insured, 144A (IF) (6)	7/19 at 100.00	AA–	2,238,657

3,115	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	3,408,184

26,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	26,749,812

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016:
12,510	5.000%, 7/01/41	7/26 at 100.00	BBB–	13,868,836
47,465	4.000%, 7/01/48	7/26 at 100.00	BBB–	48,010,848

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,774,325

2,540	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 7.030%, 12/01/24, 144A (Alternative Minimum Tax) (IF) (6)	12/23 at 100.00	AA	2,901,848

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0032, 16.767%, 6/01/30 – AGC Insured, 144A (Alternative Minimum Tax) (IF)	6/18 at 100.00	A	1,626,486

20,355	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	A	20,660,122

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
12,170	0.000%, 12/15/28	No Opt. Call	BBB+	7,853,788
2,310	0.000%, 12/15/34	No Opt. Call	BBB+	1,124,993

10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	BBB+	5,850,400

23,120	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007, Series 2016A-1, 5.000%, 6/15/30 (UB) (6)	6/26 at 100.00	A–	26,179,470

40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	A–	18,537,200

NUVEEN	249

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
$7,000	5.000%, 1/01/42 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	$7,686,980
12,650	5.000%, 1/01/48 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	13,858,455

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
91,505	4.750%, 6/01/34	3/18 at 100.00	B3	89,763,660
19,995	5.000%, 6/01/41	3/18 at 100.00	B3	19,482,728
502,835	Total New Jersey			491,414,680

	New Mexico – 0.3%

1,300	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	3/18 at 100.00	N/R	1,300,793

1,290	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,389,240

650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	652,756

4,500	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 9/01/32 (4)	3/18 at 48.87	N/R	675,000

760	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	765,510

3,385	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	3,409,541

5,175	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	9/25 at 100.00	N/R	4,921,270

2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,094,040

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB	5,518,265

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,159,250
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,201,644

4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,049,726

19,855	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	5/20 at 103.00	N/R	20,306,304
53,630	Total New Mexico			50,443,339

	New York – 7.7%

15,215	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB–	17,259,287

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.000%, 7/15/32	No Opt. Call	BBB–	11,502,560
15,765	0.000%, 7/15/33	No Opt. Call	BBB–	8,920,152
5,220	0.000%, 7/15/35	No Opt. Call	BBB–	2,711,894
17,410	0.000%, 7/15/45	No Opt. Call	BBB–	5,898,334

250	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$1,750	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (7)	$1,914,658

1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 5.000%, 6/01/35	6/24 at 103.00	BBB–	1,083,460

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
200	5.000%, 11/01/39	11/24 at 100.00	BB	203,922
7,700	5.500%, 11/01/44	11/24 at 100.00	BB	8,060,052

	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
670	4.500%, 1/01/25, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	754,125
6,270	5.000%, 1/01/35, 144A (Alternative Minimum Tax)	1/25 at 100.00	N/R	7,001,396

100,140	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc., Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	109,231,711

	Build NYC Resource Corporation, New York, Revenue Bonds, Metropolitan Lighthouse Charter School, Series 2017A:
1,000	5.000%, 6/01/32, 144A	6/25 at 102.00	Ba1	1,100,860
500	5.000%, 6/01/37, 144A	6/25 at 102.00	Ba1	543,610
1,500	5.000%, 6/01/47, 144A	6/25 at 102.00	Ba1	1,620,285
1,500	5.000%, 6/01/52, 144A	6/25 at 102.00	Ba1	1,608,105

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
1,595	5.000%, 5/01/38	5/23 at 100.00	BBB–	1,766,064
2,500	4.250%, 5/01/42	5/23 at 100.00	BBB–	2,455,200

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB–	1,875,658
1,930	5.500%, 1/01/39	7/24 at 100.00	BBB–	2,164,399
8,200	5.500%, 1/01/44	7/24 at 100.00	BBB–	9,170,552

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
1,650	6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	1,724,663
3,000	6.250%, 12/01/37 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	3,128,970

8,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017, 4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	AA–	8,595,040

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
1,300	5.000%, 12/01/40, 144A	6/25 at 100.00	BBB–	1,428,960
3,900	5.000%, 12/01/45, 144A	6/25 at 100.00	BBB–	4,273,542

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,000	5.000%, 12/01/35, 144A	6/27 at 100.00	BBB–	1,121,920
1,000	5.000%, 12/01/37, 144A	6/27 at 100.00	BBB–	1,116,810

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36, 144A	12/26 at 100.00	BB–	5,123,550
5,000	5.500%, 12/01/46, 144A	12/26 at 100.00	BB–	5,006,700

NUVEEN	251

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$3,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2014C, 5.000%, 3/15/44 (UB) (6)	3/24 at 100.00	Aa1	$4,273,650

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
1,890	15.929%, 3/15/35, 144A (IF) (6)	3/24 at 100.00	Aa1	3,325,153
1,000	15.930%, 3/15/36, 144A (IF) (6)	3/24 at 100.00	Aa1	1,750,050
2,990	15.925%, 3/15/39, 144A (IF) (6)	3/24 at 100.00	Aa1	5,185,527
4,000	15.944%, 3/15/44, 144A (IF) (6)	3/24 at 100.00	Aa1	6,792,840

	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B:
6,410	4.000%, 7/01/34 (UB) (6)	7/26 at 100.00	A–	6,902,480
30,265	4.000%, 7/01/41 (UB) (6)	7/26 at 100.00	A–	32,076,360
43,455	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A–	49,929,360

15,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	3/18 at 100.00	BB+	15,002,100

23,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	6,511,850

40,500	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (5)	1/34 at 100.00	N/R	33,802,515

5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	5,847,786

5,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2013A, 7.650%, 2/01/44	2/21 at 100.00	N/R	5,404,450

9,600	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	9,705,408

	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A:
11,500	4.000%, 11/01/42	11/27 at 100.00	BBB–	11,574,405
8,830	4.000%, 11/01/47	11/27 at 100.00	BBB–	8,858,168

16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Climate Bond Certified, Green Bonds, Series 2017B-1, 4.000%, 11/15/52 (UB)	11/27 at 100.00	AA	17,145,280

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Bonds, Series 2017C-1:
7,500	4.000%, 11/15/37 (UB) (6)	5/28 at 100.00	A1	8,149,800
5,000	4.000%, 11/15/38 (UB) (6)	5/28 at 100.00	A1	5,410,050

4,655	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004, 12.521%, 11/15/41, 144A (IF) (6)	11/22 at 100.00	A1	6,937,207

8,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56 (UB)	11/26 at 100.00	A1	9,953,369

8,330	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	3/18 at 100.00	B–	8,330,000

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/18 (4)	No Opt. Call	N/R	751,750
12,570	5.750%, 10/01/27 (4)	3/18 at 100.00	N/R	3,896,700
33,760	5.750%, 10/01/37 (4)	3/18 at 100.00	N/R	10,465,600
61,500	5.875%, 10/01/46 (4)	10/37 at 100.00	N/R	19,065,000

252	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$3,535	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 4.750%, 1/01/42 – AMBAC Insured	3/18 at 100.00	Baa3	$3,540,939

3,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	A3	3,474,022

3,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 5.000%, 3/01/46 – FGIC Insured	3/18 at 100.00	BBB	3,015,720

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Tender Option Bond Trust 2015-XF1011:
2,155	15.799%, 6/15/44, 144A (IF) (6)	6/21 at 100.00	AA+	3,158,066
3,700	15.818%, 6/15/46, 144A (IF) (6)	6/23 at 100.00	AA+	6,264,951

2,245	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0128, 15.513%, 6/15/44, 144A (IF) (6)	6/21 at 100.00	AA+	3,287,668

	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
2,025	15.534%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	3,208,957
1,320	15.560%, 6/15/46, 144A (IF) (6)	6/21 at 100.00	AA+	2,235,064
2,000	15.560%, 6/15/46, 144A (IF) (6)	6/21 at 100.00	AA+	3,386,460
970	15.547%, 6/15/46, 144A (IF) (6)	6/21 at 100.00	AA+	1,641,744

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 12.887%, 6/15/40, 144A (IF)	6/19 at 100.00	N/R	441,619

14,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Series 2017DD, 5.000%, 6/15/47 (UB) (6)	12/26 at 100.00	AA+	16,581,460

10,000	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Series 2012, 5.000%, 6/15/45 (UB) (6)	6/22 at 100.00	AA+	11,171,700

	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
1,970	15.784%, 6/15/43, 144A (IF) (6)	6/21 at 100.00	AA+	2,892,137
1,000	15.778%, 6/15/44, 144A (IF) (6)	6/21 at 100.00	AA+	1,466,100
400	15.778%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	634,332
2,265	15.774%, 6/15/45, 144A (IF) (6)	6/22 at 100.00	AA+	3,591,588
1,600	15.778%, 6/15/47, 144A (IF) (6)	6/23 at 100.00	AA+	2,704,768

	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2015S-2:
2,500	5.000%, 7/15/40 (UB)	7/25 at 100.00	AA	2,960,625
5,000	5.000%, 7/15/41 (UB)	7/25 at 100.00	AA	5,917,450

31,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Series 2016S-1, 5.000%, 7/15/43 (UB)	1/26 at 100.00	AA	36,044,940

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Series 2016E-1, 5.000%, 2/01/40 (UB) (6)	2/26 at 100.00	Aa1	11,762,200

1,030	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015, Tender Option Bond Trust 2015-XF2051, 15.306%, 8/01/34, 144A (IF) (6)	8/24 at 100.00	Aa1	1,893,923

8,500	New York City, New York, General Obligation Bonds, Fiscal 2018, Series 2018B-1, 4.000%, 10/01/41 (UB) (6)	10/27 at 100.00	AA	9,243,240

23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.000%, 11/15/49	No Opt. Call	Aa3	7,526,668

NUVEEN	253

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$4,000	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.750%, 6/01/43	No Opt. Call	BBB	$4,428,520

	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
2,500	12.406%, 11/15/44, 144A (IF) (6)	11/21 at 100.00	A	3,407,950
3,750	12.406%, 11/15/44, 144A (IF) (6)	11/21 at 100.00	A	5,111,925

	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
2,170	15.784%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA–	3,331,080
3,750	13.080%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA–	5,354,438
2,000	13.080%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	AA–	2,855,700

158,130	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	172,288,960

	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
29,515	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	32,710,294
49,835	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	55,268,012

109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	131,990,205

5,580	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	BBB+	7,576,245

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust 2016-XG0018:
1,875	13.436%, 1/15/44, 144A (IF) (6)	1/20 at 100.00	AA	2,314,988
1,000	13.745%, 1/15/44, 144A (IF) (6)	1/20 at 100.00	AA	1,234,660

2,530	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1014, 15.938%, 3/15/43, 144A (IF) (6)	3/23 at 100.00	Aa1	4,134,374

10,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	11,113,000

4,990	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (Alternative Minimum Tax) (UB) (6)	7/24 at 100.00	A2	5,606,265

10,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport, Series 2016A, 4.000%, 7/01/46 – AGM Insured (Alternative Minimum Tax) (UB) (6)	7/24 at 100.00	A2	10,495,700

3,165	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, 5.750%, 7/01/47, 144A (Alternative Minimum Tax)	7/27 at 100.00	N/R	3,127,337

1,500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	Baa2	1,625,595

1,720	Otsego County Capital Resource Corporation, New York, Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba1	1,743,323

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2008, 5.250%, 11/01/35 (Pre-refunded 5/01/18) (UB) (6)	5/18 at 100.00	AA–(7)	16,173,760

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Tender Option Bond Trust 2016-X60037, 10.815%, 11/01/35 (Pre-refunded 5/01/18), 144A (Alternative Minimum Tax) (IF) (6)	5/18 at 100.00	AA–(7)	1,719,279

254	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Series 2017, 5.000%, 4/15/57 (UB) (6)	4/27 at 100.00	AA–	$7,034,760

31,095	Saint Lawrence County Industrial Development Agency, New York, Industrial Development Revenue Bonds, Soyway Mechanical Crush Project, Taxable Series 2018A, 6.000%, 9/01/28, 144A (WI/DD, Settling 2/15/18)	2/19 at 100.00	N/R	31,137,289

60	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/18 at 100.00	N/R	60,026

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2017A:
1,810	5.000%, 11/15/42 (UB) (6)	5/27 at 100.00	AA–	2,162,371
7,550	5.000%, 11/15/47 (UB) (6)	5/27 at 100.00	AA–	8,999,072

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,310	5.000%, 6/01/45	6/27 at 100.00	B+	2,322,590
68,815	5.000%, 6/01/48	6/27 at 100.00	N/R	69,018,004

374	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2014A, 5.000%, 11/01/44	5/24 at 101.00	BBB	410,509

1,735	Westchester County Local Development Corporation, New York, Revenue Bonds, Pace University, Series 2014A, 5.000%, 5/01/34	5/24 at 100.00	BBB–	1,930,691

960	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/18 at 100.00	BB–	960,624
1,297,729	Total New York			1,281,107,184

	North Carolina – 0.1%

1,565	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 13.785%, 1/15/42, 144A (IF)	1/21 at 100.00	AA–	2,196,509

1,387	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,433,548

1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,606,000

8,345	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B, 5.000%, 10/01/41 (UB) (6)	10/25 at 100.00	AA+	9,747,711

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB+ (7)	1,019,030

2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 15.771%, 6/01/42, 144A (IF)	No Opt. Call	AA	3,164,820

2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,749,240
18,617	Total North Carolina			21,916,858

	North Dakota – 0.2%

3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	3,344,880

6,370	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB)	6/25 at 100.00	A+	7,380,409

NUVEEN	255

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

$14,090	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/53	6/28 at 100.00	BBB–	$15,430,664

	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,228,000
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	5,692,000
41,060	Total North Dakota			33,075,953

	Ohio – 5.2%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193, 13.031%, 5/01/42, 144A (IF) (6)	5/22 at 100.00	A+	3,409,775

13,395	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46	11/26 at 100.00	Baa2	15,332,855

272,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Turbo Term Series 2007B, 0.000%, 6/01/47	3/18 at 100.00	N/R	17,943,840

200,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Second Subordinate Capital Appreciation Turbo Term Series 2007C, 0.000%, 6/01/52	3/18 at 100.00	N/R	5,536,000

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,000	5.125%, 6/01/24	3/18 at 100.00	Caa1	954,040
108,130	5.875%, 6/01/30	3/18 at 100.00	Caa1	104,341,125
67,925	5.750%, 6/01/34	3/18 at 100.00	Caa1	65,750,721
25,355	6.000%, 6/01/42	3/18 at 100.00	B–	24,721,125
38,580	6.500%, 6/01/47	3/18 at 100.00	B–	38,580,772
105,900	5.875%, 6/01/47	3/18 at 100.00	B–	102,458,250

49,640	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	49,845,013

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,407,910
4,285	6.000%, 12/01/43	12/22 at 100.00	N/R	4,291,942

	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1:
200	6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	212,756
1,500	6.375%, 1/15/43, 144A	1/24 at 104.00	N/R	1,593,510
4,400	6.500%, 1/15/52, 144A	1/24 at 104.00	N/R	4,684,064

4,440	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	4,745,650

5,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/45 (UB)	5/25 at 100.00	Aa2	5,738,250

13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (UB) (6)	6/22 at 100.00	A1	15,526,033

3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 12.114%, 2/01/44, 144A (IF) (6)	2/24 at 100.00	A	5,417,090

256	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
$325	5.000%, 12/01/22	3/18 at 100.00	N/R	$325,273
3,250	5.000%, 12/01/32	3/18 at 100.00	N/R	3,250,228

6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,555,221

5,040	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41, 144A	12/26 at 100.00	N/R	5,088,686

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,715,600

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2016-XF2311, 13.654%, 5/01/34, 144A (IF) (6)	5/19 at 100.00	BBB+	2,067,371

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,032,403
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,374,589
21,300	5.000%, 2/15/44	2/23 at 100.00	Ba2	22,794,408
7,000	5.000%, 2/15/48	2/23 at 100.00	Ba2	7,477,610

35,610	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	C	15,754,576

18,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	CCC+	18,482,022

17,690	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21)	No Opt. Call	CCC+	17,424,827

4,335	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	C	1,918,064

2,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/02/18)	No Opt. Call	C	884,960

5,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20)	No Opt. Call	C	2,212,100

	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
3,705	3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	C	1,639,166
1,875	3.125%, 1/01/34 (Mandatory put 7/01/18)	No Opt. Call	C	829,650

1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	C	442,430

5,450	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	C	2,411,244

4,945	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	4,870,874

NUVEEN	257

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$10,440	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	$10,867,831

	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
13,150	4.250%, 1/15/38, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	13,617,483
37,750	4.500%, 1/15/48, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	39,647,315

15,565	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	3/18 at 100.00	Ba2	15,589,748

7,302	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	3/18 at 100.00	Ba2	7,315,436

205	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	Caa1	213,456

15,375	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	C	6,801,593

1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19	No Opt. Call	C	442,460

24,720	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19)	No Opt. Call	C	10,937,611

6,410	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	C	2,835,976

3,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	C	1,548,505

48,045	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	47,324,805

5,670	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33 (Mandatory put 7/01/20)	No Opt. Call	C	2,508,521

13,015	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	12,819,905

6,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	C	2,811,833

8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds, RBM Development – Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,659,439

	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,562,730
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,142,500
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,287,650

258	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
$2,240	5.750%, 12/01/32	12/22 at 100.00	BB	$2,477,238
12,000	6.000%, 12/01/42	12/22 at 100.00	BB	13,340,760

1,200	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB	1,313,772

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/18 at 100.00	Ba2	11,318,193

	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, Storypoint Waterville Project, Series 2016A-1:
735	6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	775,366
3,240	6.250%, 1/15/43, 144A	1/24 at 104.00	N/R	3,393,900
3,390	6.375%, 1/15/51, 144A	1/24 at 104.00	N/R	3,566,822

27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	28,488,685

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/18 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	118
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/19 at 100.00	N/R	184

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (Alternative Minimum Tax) (4)	7/19 at 100.00	N/R	50
1,405,952	Total Ohio			860,651,908

	Oklahoma – 0.7%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	9,520,692

	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.- Cross Village Student Housing Project, Series 2017:
2,000	5.000%, 8/01/52	8/27 at 100.00	BBB–	2,196,180
14,000	5.250%, 8/01/57	8/27 at 100.00	BBB–	15,616,580

	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
4,250	6.875%, 11/01/46 (4)	11/26 at 100.00	N/R	3,176,960
6,235	7.000%, 11/01/51 (4)	11/26 at 100.00	N/R	4,660,725

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017:
1,000	5.250%, 11/15/37	11/25 at 102.00	BBB–	1,151,060
5,830	5.250%, 11/15/45	11/25 at 102.00	BBB–	6,671,269

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Series 2010A:
7,510	7.250%, 11/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	8,435,007
10,760	7.250%, 11/01/45 (Pre-refunded 5/01/20)	5/20 at 100.00	N/R (7)	12,085,309

31,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	34,385,400

5,750	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001A, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	6,276,700

NUVEEN	259

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

$15,705	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	$17,143,578
112,740	Total Oklahoma			121,319,460

	Oregon – 0.2%

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Cascade Healthcare Community, Inc., Refunding Series 2008:
900	8.000%, 1/01/28 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	956,601
2,670	8.250%, 1/01/38 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (7)	2,844,485

1,600	Oregon Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40 (Pre-refunded 9/01/20), 144A	9/20 at 100.00	N/R (7)	1,790,656

9,900	Oregon Facilities Authority, Revenue Bonds, Providence Health and Services, Series 2015C, 5.000%, 10/01/45 (UB) (6)	10/25 at 100.00	AA–	11,386,188

	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	575,036
1,650	5.750%, 6/15/46, 144A	6/25 at 100.00	N/R	1,741,872

3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,658,278

1,940	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 7.000%, 11/01/37	5/18 at 100.00	N/R	1,975,483

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
445	4.850%, 10/01/20	3/18 at 100.00	N/R	445,040
130	5.000%, 10/01/21	1/18 at 100.00	N/R	128,695
730	5.350%, 10/01/31	3/18 at 100.00	N/R	685,806

8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	3/18 at 100.00	Ba2	8,289,104

3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,317,719

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	3/18 at 100.00	N/R	2,479,926
38,015	Total Oregon			40,274,889

	Pennsylvania – 2.6%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
13,355	6.750%, 11/01/24	11/19 at 100.00	Caa1	13,799,588
12,225	6.875%, 5/01/30	11/19 at 100.00	Caa1	12,518,645

7,620	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	Caa1	7,968,463

12,655	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	Caa1	12,714,858

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
1,250	6.750%, 11/01/31	11/21 at 100.00	BBB	1,392,850
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB	2,794,600

260	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38 (Pre-refunded 10/15/18)	10/18 at 100.00	Baa3 (7)	$1,966,291

2,905	Allegheny County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	3,078,370

	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017:
2,400	6.000%, 7/01/37, 144A	7/24 at 100.00	N/R	2,419,200
11,015	6.250%, 7/01/47, 144A	7/24 at 100.00	N/R	11,120,083

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
2,425	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba1	2,699,995
25,230	5.000%, 5/01/42, 144A	5/27 at 100.00	Ba1	27,258,492

24,925	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21)	No Opt. Call	C	11,026,322

5,560	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21)	No Opt. Call	CCC+	5,476,656

	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A:
4,025	4.375%, 1/01/35 (Mandatory put 7/01/22)	No Opt. Call	CCC+	3,964,665
30,645	3.500%, 4/01/41 (Mandatory put 6/01/20)	No Opt. Call	C	13,557,961

18,895	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	C	8,359,526

1,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	C	783,225

2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 2015-XF2049, 15.383%, 11/01/44, 144A (IF) (6)	5/22 at 100.00	A	3,036,543

1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	Caa1	1,323,588

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
705	5.000%, 12/01/30	12/25 at 100.00	N/R	743,091
680	5.000%, 12/01/35	12/25 at 100.00	N/R	705,602
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,465,394

9,750	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB+	10,361,423

6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB+	6,254,700

	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014:
1,600	5.000%, 10/01/39	10/24 at 100.00	BBB–	1,717,136
785	5.000%, 10/01/44	10/24 at 100.00	BBB–	836,206

1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	Baa3	1,652,197

NUVEEN	261

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BBB–	$1,079,830

3,700	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	3,980,275

6,483	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	6,658,365

1,440	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 2017-XF2454, 14.708%, 8/01/30 (Pre-refunded 8/01/20), 144A (IF) (6)	8/20 at 100.00	N/R (7)	1,968,538

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Baa3	1,100,380

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (7)	1,004,300

	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 2016-XG0063:
945	12.853%, 2/15/31, 144A (IF) (6)	8/23 at 100.00	Aa1	1,495,481
1,340	12.871%, 2/15/32, 144A (IF) (6)	8/23 at 100.00	Aa1	2,106,708
1,410	12.862%, 2/15/33, 144A (IF) (6)	8/23 at 100.00	Aa1	2,200,150
1,480	12.881%, 2/15/34, 144A (IF) (6)	8/23 at 100.00	Aa1	2,297,463

1,071	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23 (cash 5.000%, PIK 5.000%) (4)	3/18 at 100.00	N/R	321,406

134	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%) (22)	3/18 at 100.00	N/R	40,178

5,295	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	6,159,462

13,105	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	C	5,797,914

2,100	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (Mandatory put 12/03/18)	No Opt. Call	C	929,166

56,920	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B+	58,718,672

8,850	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory put 9/01/20)	No Opt. Call	B+	8,932,748

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3	1,067,470

49,050	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/18 at 100.00	Ba2	49,145,157

2,070	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	B1	2,299,170

262	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189:
$1,205	16.141%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (6)	8/21 at 100.00	AA–(7)	$1,891,151
750	15.645%, 8/15/41 (Pre-refunded 8/15/41), 144A (IF) (6)	8/21 at 100.00	AA–(7)	1,163,933

4,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A–	5,114,320

	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Philadelphia, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
1,445	5.000%, 7/01/37	7/27 at 100.00	BB	1,557,031
1,575	5.000%, 7/01/42	7/27 at 100.00	BB	1,681,722
3,605	5.000%, 7/01/49	7/27 at 100.00	BB	3,823,103

957	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	3/18 at 100.00	Baa3	958,177

3,091	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36 (4)	3/18 at 100.00	N/R	30,912

2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33	1/23 at 100.00	N/R	2,322,712

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
1,215	6.050%, 5/01/23	3/18 at 100.00	N/R	1,169,462
985	6.250%, 5/01/33	3/18 at 100.00	N/R	884,550

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017:
345	6.470%, 11/01/37	11/27 at 100.00	N/R	346,204
4,785	6.600%, 11/01/47	11/27 at 100.00	N/R	4,801,556

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,117,720
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,892,424

3,380	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB+	3,354,887

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	7/22 at 100.00	Ba1	1,116,290
37,555	5.625%, 7/01/42	7/22 at 100.00	Ba1	41,778,060

	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
1,585	5.000%, 9/01/28	9/27 at 100.00	BB+	1,707,045
1,650	5.000%, 9/01/29	9/27 at 100.00	BB+	1,772,843

6,430	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	6,758,444

6,620	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB+	6,790,068
457,866	Total Pennsylvania			425,331,117

	Rhode Island – 0.2%

6,050	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Aaa	7,216,319

NUVEEN	263

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island (continued)

	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A:
$2,370	5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	BB–(7)	$2,818,807
2,500	6.000%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	BB–(7)	3,040,125

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	3/18 at 100.00	A	1,556,216

237,800	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	3/18 at 100.00	CCC+	23,501,774
250,270	Total Rhode Island			38,133,241

	South Carolina – 1.3%

	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	15.790%, 5/01/33, 144A (IF)	5/24 at 100.00	A+	856,382
500	15.897%, 5/01/34, 144A (IF)	5/24 at 100.00	A+	837,580
1,000	15.897%, 5/01/39, 144A (IF)	5/24 at 100.00	A+	1,640,910

5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	3/18 at 100.00	N/R	1,098,090

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/18 (4)	No Opt. Call	N/R	2,952,180

7,490	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/46 (UB) (6)	5/26 at 100.00	A1	8,404,454

70	South Carolina Jobs Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Taxable Series 2014B, 8.000%, 11/15/19, 144A	No Opt. Call	N/R	69,906

2,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/24 at 100.00	N/R	2,232,500

3,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46, 144A	2/25 at 100.00	BB	3,042,480

	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,479,860
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,498,036

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013:
750	5.000%, 5/01/43	5/23 at 100.00	N/R	776,160
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,303,154

15,055	South Carolina Jobs-Economic Development Authority, Solid Waste Recycling Facilities Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax) (4)	1/22 at 100.00	N/R	3,763,750

1,700	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2012D, 5.000%, 12/01/43 (UB) (6)	12/23 at 100.00	A1	1,858,576

10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2014C, 5.000%, 12/01/46 (UB) (6)	12/24 at 100.00	A1	11,259,700

2,185	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (6)	12/23 at 100.00	A1	2,430,048

264	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2014A:
$2,575	5.000%, 12/01/49 (UB) (6)	12/23 at 100.00	A1	$2,868,499
68,695	5.500%, 12/01/54 (UB) (6)	6/24 at 100.00	A1	78,426,334

4,970	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55 (UB) (6)	12/23 at 100.00	A1	5,706,902

	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2016B:
7,500	5.000%, 12/01/41 (UB)	12/26 at 100.00	A1	8,601,900
35,305	5.000%, 12/01/46 (UB) (6)	12/26 at 100.00	A1	40,373,740

18,650	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2015A, 5.000%, 12/01/50 (UB) (6)	6/25 at 100.00	A1	20,966,517

7,770	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2016B, 5.000%, 12/01/56 (UB) (6)	12/26 at 100.00	A1	8,833,791

410	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55	12/25 at 100.00	A+	470,791

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
1,280	5.000%, 12/01/31	12/23 at 100.00	N/R	1,344,000
1,500	5.000%, 12/01/37	12/23 at 100.00	N/R	1,554,240
226,342	Total South Carolina			225,650,480

	South Dakota – 0.1%

6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32, 144A	3/24 at 100.00	N/R	6,268,096

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 2016-XG0096:
1,250	14.307%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	A+	1,569,838
250	14.307%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	A+	313,968
2,905	14.302%, 11/01/40, 144A (IF) (6)	11/19 at 100.00	AA	3,647,983
10,805	Total South Dakota			11,799,885

	Tennessee – 1.9%

2,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	2,103,520

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	12.821%, 1/01/40, 144A (IF) (6)	1/23 at 100.00	BBB+	3,495,812
2,500	12.826%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	3,410,375
865	12.732%, 1/01/45, 144A (IF) (6)	1/23 at 100.00	BBB+	1,179,531

1,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	1,091,040

2,565	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	BBB+	2,762,736

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
3,500	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	3,461,640
54,230	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	51,489,216

NUVEEN	265

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

$4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	BB	$4,385,029

	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A:
3,030	5.500%, 7/01/37	7/27 at 100.00	N/R	3,209,164
4,750	5.625%, 1/01/46	7/27 at 100.00	N/R	5,001,560

13,790	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	13,839,644

1,235	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017B, 6.750%, 6/15/22, 144A	No Opt. Call	N/R	1,234,173

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47, 144A	6/26 at 100.00	N/R	4,147,714
3,250	5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	3,396,218

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
13,135	5.000%, 7/01/40 (UB) (6)	7/26 at 100.00	A3	15,028,410
31,675	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A3	35,987,235

19,965	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Vanderbilt University Medical Center Revenue Bonds, Series 2017A, 5.000%, 7/01/48 (UB) (6)	7/27 at 100.00	A3	22,842,755

1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,503,897

	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
18,170	7.375%, 6/01/37, 144A	6/27 at 100.00	N/R	19,432,997
17,235	7.500%, 6/01/47, 144A	6/27 at 100.00	N/R	18,723,415

66,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	78,816,777

12,025	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46	3/18 at 100.00	N/R	11,338,493
283,675	Total Tennessee			307,881,351

	Texas – 4.8%

3,950	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BB+	4,170,450

	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017:
750	5.000%, 9/01/37	9/27 at 100.00	N/R	756,240
1,470	5.250%, 9/01/47	9/27 at 100.00	N/R	1,482,083

1,150	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB+	1,162,156

195	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	214,274

266	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
$490	5.000%, 6/15/36	6/21 at 100.00	BB	$495,552
1,245	5.000%, 6/15/46	6/21 at 100.00	BB	1,254,375

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
1,000	5.000%, 8/15/38	8/27 at 100.00	N/R	1,006,020
1,800	5.000%, 8/15/48	8/27 at 100.00	N/R	1,794,294
900	5.000%, 8/15/53	8/27 at 100.00	N/R	882,342

6,630	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,868,150

5,935	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	6,152,755

3,800	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 6.200%, 9/01/47, 144A	9/27 at 100.00	N/R	3,840,850

1,380	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B, 5.000%, 1/01/34	1/27 at 100.00	BBB–	1,575,132

8,395	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,753,886

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	C	1,158,100
3,525	7.750%, 8/15/41 (4)	8/21 at 100.00	C	2,608,500

	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B:
9,860	6.300%, 7/01/32 (Alternative Minimum Tax) (4)	3/18 at 100.00	N/R	99
13,650	5.000%, 3/01/41 (Alternative Minimum Tax) (4)	3/18 at 100.00	N/R	137

1,020	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (4)	3/18 at 100.00	C	10

8,875	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax) (4)	3/18 at 100.00	N/R	89

10,925	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (4)	3/18 at 100.00	N/R	109

16,665	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (4)	3/18 at 100.00	N/R	167

40,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (4)	7/18 at 100.00	N/R	400

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
1,450	6.625%, 9/01/32	9/22 at 103.00	N/R	1,475,056
3,400	7.000%, 9/01/40	9/22 at 103.00	N/R	3,449,776

	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,059,142
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,549,980

NUVEEN	267

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016:
$575	4.800%, 9/01/37	9/26 at 100.00	N/R	$562,787
1,000	5.250%, 9/01/46	9/26 at 100.00	N/R	975,330

1,100	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.875%, 9/01/40	9/20 at 103.00	N/R	1,112,287

	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,788,588
5,000	6.250%, 9/01/40	9/22 at 103.00	N/R	5,093,800

3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,168,048

1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,242,373

6,045	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,081,028

10,640	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,706,926

	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
700	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	696,591
1,650	5.250%, 9/01/46, 144A	9/22 at 103.00	N/R	1,645,017

1,595	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,664,430

1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa3	1,096,500

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	Baa2	1,574,544
4,000	0.000%, 1/01/29	No Opt. Call	Baa2	2,704,960

20,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa3 (7)	22,942,800

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc. – Raul Yzaguirre School for Success, Refunding Series 2009A:
25	7.750%, 2/15/18	No Opt. Call	B+	25,092
7,500	9.000%, 2/15/38	2/18 at 100.00	B+	7,537,125

1,050	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 4.400%, 12/01/47	12/22 at 100.00	BBB–	1,063,388

3,355	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.600%, 12/01/49	12/24 at 100.00	BBB–	3,450,886

	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,490	6.250%, 9/01/35	9/23 at 103.00	N/R	1,455,626
3,500	6.500%, 9/01/46	9/23 at 103.00	N/R	3,381,560

1,200	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,205,400

268	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$8,335	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 12/01/48 (UB) (6)	12/25 at 100.00	AA+	$9,692,188

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38 (Pre-refunded 2/15/18)	2/18 at 100.00	BBB– (7)	2,444,288

6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	6,794,090

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
960	6.625%, 9/01/31	9/23 at 100.00	N/R	1,127,875
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	8,075,310

11,875	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	13,055,256

	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014:
1,400	6.500%, 9/01/36	9/19 at 103.00	N/R	1,433,880
2,000	6.750%, 9/01/43	9/19 at 103.00	N/R	2,040,000

3,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	3,653,090

5,480	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	5,697,556

5,500	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	Caa1	5,759,050

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	3/18 at 100.00	Caa1	2,552,947

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
1,465	4.500%, 9/01/38	9/27 at 100.00	BBB	1,544,784
1,750	4.500%, 9/01/38	9/27 at 100.00	BBB	1,845,305

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
840	8.625%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	930,695
8,330	9.000%, 9/01/38 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	9,289,033

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017:
1,100	4.500%, 9/01/37	9/27 at 100.00	N/R	1,105,082
1,260	5.000%, 9/01/44	9/27 at 100.00	N/R	1,302,853

	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014:
500	6.625%, 9/01/37 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	555,350
525	6.750%, 9/01/44 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	584,189

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 7.000%, 9/01/33 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	558,410

	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017:
1,530	4.625%, 9/01/37	9/27 at 100.00	N/R	1,522,243
2,000	5.000%, 9/01/47	9/27 at 100.00	N/R	2,047,560

NUVEEN	269

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc. Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BB+ (7)	$3,100,725

600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	117,810

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	BB+	1,530,544
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	BB+	12,181,999
4,920	0.000%, 11/15/26	No Opt. Call	BB+	3,598,193
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	BB+	3,512,850
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	BB+	8,133,116
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	6,788,309
14,715	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	9,077,389
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	2,958,650
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	1,054,301
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,001,872
35	0.000%, 11/15/35	11/31 at 78.18	BB+	15,821
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	1,773,034
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	608,323
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	720,430
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	394,630
10,045	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	BB+	3,285,820
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BB+	5,411,496

1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A–	583,151

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	BB	52,451
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	BB	298,537
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	659,079
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	82,988
3,120	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	1,283,038
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	BB	2,211,741
9,245	0.000%, 11/15/39 – NPFG Insured	11/24 at 41.26	BB	2,977,445

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
25	0.000%, 11/15/34 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 55.69	A3 (7)	12,021
3,535	0.000%, 11/15/38 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 43.83	A3 (7)	1,337,679
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 41.26	A3 (7)	3,003,103

	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
11,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	5,677,987
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	10,668,928
10,750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	3,731,540

9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,242,843

7,805	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	3/18 at 100.00	N/R	7,805,078

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	BB–	7,817,180

270	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$9,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (Alternative Minimum Tax)	7/25 at 100.00	BB–	$10,084,998

2,650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	BB–	2,939,195

38,655	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	40,055,471

1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017, 5.375%, 9/01/47, 144A	9/26 at 100.00	N/R	1,101,804

3,750	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 5.000%, 9/01/47, 144A	9/26 at 100.00	N/R	3,760,200

	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014:
775	5.750%, 9/01/38	9/19 at 103.00	N/R	776,186
750	5.875%, 9/01/44	9/19 at 103.00	N/R	751,290

	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017:
560	5.125%, 9/01/27, 144A	No Opt. Call	N/R	566,619
2,165	6.000%, 9/01/46, 144A	9/27 at 100.00	N/R	2,214,167

1,000	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A	9/26 at 100.00	N/R	1,021,090

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Series 2014:
870	6.900%, 9/01/32	3/18 at 103.00	N/R	890,889
1,215	7.150%, 9/01/37	3/18 at 103.00	N/R	1,242,641

5,175	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%, 9/01/47, 144A	9/27 at 100.00	N/R	5,212,208

1,400	Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,404,158

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project, Series 2014:
2,765	7.150%, 9/01/27	3/18 at 103.00	N/R	2,829,507
1,475	7.400%, 9/01/28	3/20 at 103.00	N/R	1,527,023

	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015:
500	5.375%, 9/15/35	9/20 at 103.00	N/R	506,685
400	5.500%, 9/15/40	9/20 at 103.00	N/R	403,856

20,970	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	21,946,363

20,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (Alternative Minimum Tax)	12/23 at 103.00	N/R	20,038,600

17,430	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (Alternative Minimum Tax)	1/26 at 102.00	N/R	14,819,683

NUVEEN	271

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46, 144A	8/21 at 100.00	BB	$8,519,040

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
1,975	5.000%, 8/15/37, 144A	8/21 at 100.00	BB	1,997,831
3,085	5.125%, 8/15/47, 144A	8/21 at 100.00	BB	3,112,672

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A:
2,095	5.000%, 8/01/36, 144A	8/21 at 100.00	BB	2,109,916
6,005	5.000%, 8/01/46, 144A	8/21 at 100.00	BB	6,018,391

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Senior Living Langford Project, Series 2016:
670	5.375%, 11/15/36	11/26 at 100.00	N/R	682,013
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	1,017,470
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	2,026,460

7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	BBB–	7,551,707

1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University – San Antonio Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	BBB–	1,590,441

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A:
990	3.000%, 7/01/22	No Opt. Call	CCC	871,586
1,840	5.000%, 7/01/24	No Opt. Call	CCC	1,582,915
10,600	5.000%, 7/01/35	7/25 at 100.00	CCC	8,799,060
114,850	5.000%, 7/01/47	7/25 at 100.00	CCC	94,181,594

	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc., Series 2017A:
1,000	5.000%, 6/15/37	6/22 at 100.00	N/R	1,010,700
1,250	5.000%, 6/15/42	6/22 at 100.00	N/R	1,255,900
3,000	5.250%, 6/15/48	6/22 at 100.00	N/R	3,029,520

	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017:
500	5.000%, 9/01/45	9/27 at 100.00	N/R	516,215
865	5.000%, 9/01/47	9/27 at 100.00	N/R	891,694

	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	679,340
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	1,018,870

3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba2	3,776,201

	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012:
6,280	7.000%, 12/15/32 (4)	12/21 at 100.00	N/R	3,893,600
3,800	7.250%, 12/15/42 (4)	12/21 at 100.00	N/R	2,356,000
14,375	7.250%, 12/15/47 (4)	12/21 at 100.00	N/R	8,912,500

272	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	$5,271,809

3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,850,902

485	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	473,918

2,700	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 5.000%, 9/15/48, 144A	9/27 at 100.00	N/R	2,743,389

4,200	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Major Improvement Area Project, Series 2017, 5.250%, 9/15/48, 144A	9/27 at 100.00	N/R	4,212,306

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (4)	3/18 at 100.00	N/R	59

4,095	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2000A, 6.450%, 6/01/21 (Alternative Minimum Tax) (4)	3/18 at 100.00	C	41

2,285	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22 (4)	3/18 at 100.00	N/R	23

1,575	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company LLC Project, Series 2003B, 6.150%, 8/01/22 (4)	3/18 at 100.00	N/R	16

100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc. Project, Refunding Series 2012B, 8.000%, 7/01/38 (Alternative Minimum Tax) (4)	7/22 at 100.00	N/R	21,700

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (7)	1,466,357

27,880	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000, 11/15/45 (UB)	5/26 at 100.00	AA–	32,089,044

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	270,014
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,612,606
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,578,125

2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2014, 5.625%, 11/15/41	11/24 at 100.00	BB	2,585,300

2,075	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,237,763

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2017A:
1,000	6.375%, 2/15/48	2/27 at 100.00	N/R	1,077,610
1,000	6.375%, 2/15/52	2/27 at 100.00	N/R	1,070,140

2,940	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, NRG Energy, Inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45	2/25 at 100.00	Baa3	2,964,196

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A–	114,078

NUVEEN	273

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,900	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	BBB–	$2,080,215

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	9,712,031
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,076,882
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	11,630,840

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	7,947,479
3,660	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	4,302,842

3,130	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	3/18 at 100.00	BB	3,139,265

955	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2017, 4.000%, 9/01/47	9/27 at 100.00	BBB–	964,884

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB (7)	6,300,470

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 20003, 6.250%, 5/01/28 (Alternative Minimum Tax) (4)	3/18 at 100.00	C	10

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
3,610	5.250%, 11/01/32	3/18 at 100.00	B3	3,609,964
5,400	5.375%, 11/01/37	3/18 at 100.00	B3	5,400,000

1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,671,778

4,000	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 5.000%, 9/01/47 (WI/DD, Settling 1/11/18)	9/27 at 100.00	N/R	4,005,800

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,073,612
2,280	6.250%, 9/01/40	9/25 at 100.00	N/R	2,321,359
4,545	6.375%, 9/01/45	9/25 at 100.00	N/R	4,634,037
1,014,263	Total Texas			791,211,478

	Utah – 0.3%

11,315	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A , 8.000%, 12/01/39, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	11,234,098

1,300	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	1,428,440

2,580	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 6.000%, 4/15/45, 144A	4/20 at 100.00	BB+	2,707,452

	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2017A:
2,230	5.000%, 10/15/37	10/27 at 100.00	BBB–	2,464,105
2,000	5.000%, 10/15/40	10/27 at 100.00	BBB–	2,203,040

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	2,150,640

274	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah (continued)

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
$1,730	6.500%, 10/15/33	10/18 at 100.00	BB+	$1,762,887
2,650	6.750%, 10/15/43	10/18 at 100.00	BB+	2,686,146

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
1,860	8.000%, 7/15/30	7/18 at 102.00	N/R	1,923,035
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,036,098

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,666,034

5,180	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A	7/27 at 100.00	BB+	5,360,575

	Utah State Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A:
815	5.000%, 2/15/36, 144A	2/26 at 100.00	BB	852,987
1,705	5.000%, 2/15/46, 144A	2/26 at 100.00	BB	1,770,336

4,200	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	3/18 at 100.00	BBB–	4,207,980
48,620	Total Utah			50,453,853

	Vermont – 0.1%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Series 2016B:
1,500	5.000%, 12/01/37 (UB) (6)	6/26 at 100.00	A–	1,729,950
3,750	5.000%, 12/01/39 (UB) (6)	6/26 at 100.00	A–	4,309,800
5,990	5.000%, 12/01/46 (UB) (6)	6/26 at 100.00	A–	6,798,351
11,240	Total Vermont			12,838,101

	Virginia – 1.3%

24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44	11/24 at 100.00	N/R	24,662,978

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	6.250%, 3/01/18 (23)	2/18 at 100.00	N/R	1,279,800
4,903	6.600%, 3/01/25 (24)	3/18 at 100.00	N/R	2,941,800
4,836	6.750%, 3/01/34 (25)	3/18 at 100.00	N/R	2,901,600

1,074	Celebrate Virginia South Community Development Authority, Special Assessment Revenue Bonds, Celebrate Virginia South Project, Series 2006, 6.250%, 3/01/37 (4)	9/18 at 100.00	N/R	375,900

	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015:
1,100	5.150%, 3/01/35, 144A	3/25 at 100.00	N/R	1,141,921
1,865	5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	1,934,303

720	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A, 6.250%, 12/01/38	11/18 at 100.00	N/R	721,073

11,280	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	12,394,126

6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	6,876,652

NUVEEN	275

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
$5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	$5,913,152
5,265	5.000%, 12/01/47	12/23 at 100.00	N/R	5,542,360

5,850	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	5,980,280

	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Series 2017A:
7,000	5.000%, 1/01/47 (UB) (6)	1/27 at 100.00	A	7,990,920
1,860	4.000%, 1/01/47 (UB) (6)	1/27 at 100.00	A	1,957,706

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	1,829,440
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	2,925,875
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	BBB+	1,977,678

43,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37	No Opt. Call	BBB+	19,528,730

7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (5)	10/28 at 100.00	BBB+	8,896,020

2,135	Newport News Economic Development Authority, Virginia, Revenue Bonds, Lifespire of Virginal, Refunding Series 2016, 5.000%, 12/01/38	12/25 at 100.00	N/R	2,275,504

4,425	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/18 at 100.00	N/R	4,293,578

	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. – Harbor’s Edge Project, Refunding Series 2014:
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,548,830
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,157,650

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
1,202	6.350%, 9/01/28	3/18 at 100.00	N/R	1,203,599
8,360	6.450%, 9/01/37	3/18 at 100.00	N/R	8,421,362

3,320	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	3,442,508

28,735	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	3/18 at 100.00	B–	27,999,384

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,000	5.250%, 7/01/35, 144A	7/25 at 100.00	BB+	1,099,270
2,400	5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	2,576,592

10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	11,363,527

22,150	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (Alternative Minimum Tax)	6/27 at 100.00	Baa3	24,813,538
241,353	Total Virginia			215,967,656

276	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 1.6%

$1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (6)	6/19 at 100.00	AA	$1,680,045

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2016-XL0007:
2,500	14.752%, 6/01/39, 144A (IF) (6)	6/19 at 100.00	AA	3,026,025
750	14.752%, 6/01/39, 144A (IF) (6)	6/19 at 100.00	AA	907,808

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,094,573

	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
2,225	5.000%, 12/01/30	12/25 at 100.00	N/R	2,287,834
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	5,847,503

	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,555,290
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	5,697,230

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,265	5.500%, 6/01/27 (Alternative Minimum Tax)	3/18 at 100.00	N/R	1,266,417
3,660	5.600%, 6/01/37 (Alternative Minimum Tax)	3/18 at 100.00	N/R	3,663,148

1,050	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	1,284,381

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,830	5.000%, 12/01/28	12/26 at 100.00	Baa2	4,322,730
4,075	5.000%, 12/01/29	12/26 at 100.00	Baa2	4,565,834

6,820	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	3/18 at 100.00	N/R	6,826,206

62,980	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	75,632,052

2,420	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015A, 5.000%, 8/15/45 (UB) (6)	8/25 at 100.00	AA–	2,763,229

	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	12.881%, 8/15/40, 144A (IF) (6)	8/25 at 100.00	AA–	791,010
2,125	12.881%, 8/15/45, 144A (IF) (6)	8/25 at 100.00	AA–	3,330,555

4,750	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014C, 5.000%, 10/01/44 (UB) (6)	10/24 at 100.00	AA–	5,350,685

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D:
14,005	5.000%, 10/01/38 (UB) (6)	10/24 at 100.00	AA–	15,840,075
5,015	5.000%, 10/01/41 (UB) (6)	10/24 at 100.00	AA–	5,658,976

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
1,640	15.520%, 10/01/41, 144A (IF) (6)	10/24 at 100.00	AA–	2,692,995
1,060	15.520%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	1,730,217
600	15.520%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	979,368

NUVEEN	277

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
$2,500	13.263%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	$3,764,550
3,740	13.252%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	5,629,897
1,190	13.138%, 10/01/44, 144A (IF) (6)	10/24 at 100.00	AA–	1,790,664

2,220	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012A, 5.000%, 10/01/42 (UB) (6)	10/22 at 100.00	AA–	2,482,182

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
1,510	13.289%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA–	2,222,705
630	13.263%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA–	927,606
785	12.910%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA–	1,154,052

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015A, 5.000%, 10/01/45 (UB)	4/25 at 100.00	Aa2	11,477,600

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 2015-XF0153:
2,500	12.757%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	AA	3,264,075
1,750	12.955%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	AA	2,284,853
3,685	12.951%, 10/01/40, 144A (IF) (6)	10/20 at 100.00	AA	4,810,878
935	12.757%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA	1,364,156
945	13.041%, 10/01/42, 144A (IF) (6)	10/22 at 100.00	AA	1,378,179

13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (6)	10/27 at 100.00	Aa2	15,266,030

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 12.581%, 8/15/42, 144A (IF) (6)	8/22 at 100.00	AA–	1,711,058

1,520	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016-XF0392, 13.922%, 10/01/39, 144A (IF) (6)	4/20 at 100.00	AA–	1,933,835

1,875	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 2016-XF0392, 14.142%, 10/01/39, 144A (IF)	4/20 at 100.00	AA–	2,385,919

13,692	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26, 144A	No Opt. Call	N/R	14,029,422

1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	1,842,969

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,095	6.500%, 10/01/32, 144A	10/22 at 100.00	N/R	2,297,335
18,225	6.750%, 10/01/47, 144A	10/22 at 100.00	N/R	20,088,506

1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB+	1,093,650

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	2,772,013
225,997	Total Washington			264,766,320

	West Virginia – 0.6%

7,553	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,795,753

278	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	West Virginia (continued)

	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
$2,500	5.000%, 6/01/37	6/27 at 100.00	N/R	$2,509,200
5,500	5.250%, 6/01/47	6/27 at 100.00	N/R	5,550,215

3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 6.500%, 7/01/33	7/23 at 100.00	Ba2	3,527,659

	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
3,745	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	3,906,035
8,840	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	9,278,199

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (7)	1,709,438

22,530	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Allegheny Energy Supply Company, LLC Pleasants Station Project, Series 2007F, 5.250%, 10/15/37	3/18 at 100.00	B1	22,530,901

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
13,180	6.500%, 10/01/38	10/18 at 100.00	N/R	13,403,665
22,445	6.750%, 10/01/43	10/18 at 100.00	N/R	22,843,399
91,293	Total West Virginia			93,054,464

	Wisconsin – 5.6%

15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	15,613,022

7,135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	7,188,727

305	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Taxable Series 2017B, 5.750%, 6/15/21, 144A	No Opt. Call	N/R	304,155

5,195	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	5,210,117

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A:
1,000	5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	1,002,300
1,630	5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	1,635,721

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,085,433
3,445	5.250%, 5/01/46, 144A	5/26 at 100.00	N/R	3,404,694

3,530	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	3,816,954

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mountain Island Charter School, North Carolina, Series 2017B:
1,000	5.000%, 7/01/47	7/24 at 100.00	BBB–	1,053,190
1,000	5.000%, 7/01/52	7/24 at 100.00	BBB–	1,047,370

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
13,455	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	13,122,258
40,715	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	38,808,724

NUVEEN	279

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
$3,320	5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	$3,320,764
17,350	5.875%, 6/15/47, 144A	6/24 at 100.00	N/R	17,353,991

3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45, 144A	3/25 at 100.00	BB+	3,149,182

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35, 144A	7/25 at 100.00	N/R	1,025,140
1,590	5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	1,630,911

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	681,272
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	514,465

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
2,875	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	2,849,499
6,225	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	6,158,517

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	BB+	1,184,777
4,275	6.200%, 10/01/42	10/22 at 100.00	BB+	4,595,240

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A:
1,740	5.000%, 10/01/34	10/22 at 100.00	BB+	1,782,647
1,085	5.125%, 10/01/45	10/22 at 100.00	BB+	1,106,635

30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	30,056,400

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
1,000	5.000%, 8/01/36, 144A	8/26 at 100.00	N/R	975,150
3,000	5.125%, 8/01/46, 144A	8/26 at 100.00	N/R	2,905,860

1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	1,914,022

11,685	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	12,694,935

5,270	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	5,217,353

1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A, 5.000%, 9/01/38, 144A	9/24 at 100.00	BB	1,793,189

2,860	Public Finance Authority of Wisconsin, Higher Education Facilities Revenue Bonds, Gannon University Project, Series 2017, 5.000%, 5/01/47	5/27 at 100.00	Baa2	3,108,534

	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
7,500	6.250%, 8/01/27, 144A	No Opt. Call	N/R	8,087,775
52,400	6.750%, 8/01/31, 144A	No Opt. Call	N/R	57,653,624

280	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
$44,000	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	$51,240,200
58,500	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	68,672,565
266,150	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	314,655,838

54,353	Public Finance Authority of Wisconsin, Pass-Through Revenue Bonds, Second Amended & Restated Promissory Note of Natgasoline LLC, Series 2016, 10.000%, 6/30/21, 144A (cash 10.000%, PIK 10.000%)	3/18 at 100.00	N/R	54,414,126

	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A:
3,100	6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	3,137,851
4,700	7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	4,915,354
3,250	6.850%, 10/01/47, 144A	10/27 at 100.00	N/R	3,363,880

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
4,475	5.500%, 4/01/32	4/22 at 100.00	BB	4,893,860
4,250	5.750%, 4/01/42	4/22 at 100.00	BB	4,618,900

4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	4,846,722

	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., Series 2017A:
1,015	5.250%, 5/15/42, 144A	5/25 at 102.00	BB	1,112,430
1,335	5.250%, 5/15/47, 144A	5/25 at 102.00	BB	1,458,648

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,725,092
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,758,318

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2017:
4,000	5.000%, 7/01/42 (UB) (6)	7/27 at 100.00	A	4,610,920
8,500	4.000%, 7/01/47 (UB) (6)	7/27 at 100.00	A	8,819,005

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,850	5.000%, 8/01/37	8/24 at 103.00	N/R	1,903,854
1,900	5.000%, 8/01/39	8/24 at 103.00	N/R	1,950,863

3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 13.208%, 11/15/41, 144A (IF) (6)	11/21 at 100.00	AA+	5,674,239

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Tender Option Bond Trust 2016-XG0072, 13.279%, 4/15/35, 144A (IF) (6)	4/23 at 100.00	A2	3,583,300

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa2 (7)	1,351,886

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Tender Option Bond Trust 2016-XL0008, 14.336%, 8/15/37, 144A (IF) (6)	2/20 at 100.00	N/R	3,589,135

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118, 13.887%, 4/01/39 (Pre-refunded 4/01/19), 144A (IF) (6)	4/19 at 100.00	AA– (7)	1,130,386

NUVEEN	281

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
$2,500	12.497%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	A+	$3,405,675
380	12.497%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	A+	517,663
750	12.497%, 11/15/44, 144A (IF) (6)	11/22 at 100.00	A+	1,021,703

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	1,128,390
3,925	6.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (7)	4,460,488

2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	2,233,156

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A:
8,800	5.200%, 6/01/37	6/23 at 104.00	N/R	8,858,168
19,410	5.300%, 6/01/47	6/23 at 104.00	N/R	19,537,718
7,895	5.375%, 6/01/52	6/23 at 104.00	N/R	7,949,633

	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A:
2,655	8.375%, 6/01/37 (Pre-refunded 6/01/22), 144A	6/22 at 100.00	N/R (7)	3,045,152
43,435	8.625%, 6/01/47 (Pre-refunded 6/01/22), 144A	6/22 at 100.00	N/R (7)	49,984,998

7,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	7,008,680
838,608	Total Wisconsin			926,631,343
$20,149,494	Total Municipal Bonds (cost $17,538,872,096)			18,334,421,146

Shares	Description (1)			Value

	COMMON STOCKS – 0.9%

	Airlines – 0.9%

3,000,000	American Airlines Group Inc. (26)			$156,090,000

	Chemicals – 0.0%

3,615	Ingevity Corporation (27)			254,749

	Containers & Packaging – 0.0%

21,692	WestRock Company (28)			1,371,151
	Total Common Stocks (cost $43,592,165)			157,715,900

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$66	Las Vegas Monorail Company, Senior Interest Bonds (29), (30)	5.500%	7/15/19	N/R	$42,072

18	Las Vegas Monorail Company, Senior Interest Bonds (29), (30)	5.500%	7/15/55	N/R	8,906
$84	Total Corporate Bonds (cost $66,130)				50,978
	Total Long-Term Investments (cost $17,582,530,391)				18,492,188,024

282	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS 0.0%

	MUNICIPAL BONDS – 0.0%

	Georgia – 0.0%

$685	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 4/30/17 (4), (30)	No Opt. Call	N/R	$599,021
$685	Total Short-Term Investments (cost $685,000)			599,021
	Total Investments (cost $17,583,215,391) – 111.7%			18,492,787,045
	Borrowings – (2.2)%			(361,600,000)
	Floating Rate Obligations – (12.7)%			(2,106,605,000)
	Other Assets Less Liabilities – 3.2% (31)			524,168,160
	Net Assets – 100%			$16,548,750,205

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(2,929)	3/18	$(364,513,379)	$(363,333,300)	$1,180,079	$(594,953)

Credit Default Swaps – OTC Uncleared

Counterparty	Referenced Entity	Buy/Sell Protection (32)	Current Credit Spread (33)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.05%	$90,000,000	1.000%	Quarterly	6/20/21	$(110,021)	$(7,136,047)	$7,026,026	(30)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.57%	5,000,000	1.000%	Quarterly	6/20/22	(106,421)	(356,670)	250,249	(30)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.34%	5,000,000	1.000%	Quarterly	6/20/24	(305,880)	(464,520)	158,640	(30)
Citigroup Global Markets Inc.	City of Chicago	Sell	2.50%	5,000,000	1.000%	Quarterly	12/20/24	(353,436)	(418,057)	64,621	(30)
Total				$105,000,000				$(875,758)	$(8,375,294)	$7,499,536

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (34)	Maturity Date	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$65,000,000	Receive	3-Month LIBOR	2.655%	Semi-Annually	1/30/18	1/30/34	$(1,371,031)	$(1,371,031)	$(150,815)
Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (34)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$20,000,000	Receive	Weekly SIFMA	2.318%	Quarterly	1/30/18	2/30/18	1/30/38	$(908,705)	$(908,705)

NUVEEN	283

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$18,329,268,588	$5,152,558	$18,334,421,146
Common Stocks	157,715,900	—	—	157,715,900
Corporate Bonds	—	—	50,978	50,978
Short-Term Investments:
Municipal Bonds	—	—	599,021	599,021
Investments in Derivatives:
Futures Contracts*	1,180,079	—	—	1,180,079
Credit Default Swaps*	—	—	7,499,536	7,499,536
Interest Rate Swaps*	—	(2,279,736)	—	(2,279,736)
Total	$158,895,979	$18,326,988,852	$13,302,093	$18,499,186,924
*	Represents net unrealized appreciation (depreciation).

284	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$15,438,561,909
Gross Unrealized
Appreciation	1,489,588,854
Depreciation	(541,970,476)
Net unrealized appreciation (depreciation) of investments	$947,618,378

Tax cost of futures contracts	$1,180,079
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swap contracts	(875,758)
Net unrealized appreciation (depreciation) of swap contracts	$(2,279,736)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or in inverse floating rate transactions.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(8)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(9)	On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 8.000% to 2.400%.

(10)	On December 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 9.000% to 6.750%.

(11)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 3.600%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.600% to 4.800%.

(12)	On July 28, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.125% to 3.675%. On December 9, 2015, the Fund’s Adviser determined it was likely that this borrower would fulfill a greater portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 3.675% to 4.900%.

(13)	On June 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on the security, and therefore reduced the security’s interest rate of accrual from 7.250% to 1.813%. On May 7, 2015, the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(14)	On December 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.750% to 0.775%.

(15)	Principal Amount (000) rounds to less than $1,000.

NUVEEN	285

Nuveen High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

(16)	On January 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 7.125% to 5.700% and again on November 11, 2015, further reduced the security’s interest rate of accrual from 5.700% to 4.275%.

(17)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.250% to 2.100%.

(18)	On July 1, 2014, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.000% to 4.200%.

(19)	On March 1, 2016, the Fund’s Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security’s interest rate of accrual from 0.000% to 1.000%.

(20)	On September 1, 2016, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.500% to 3.850%.

(21)	On February 8, 2011, the Fund’s Adviser cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.500%.

(22)	On July 1, 2017, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.000% to 2.000%.

(23)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.250% to 4.688%.

(24)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.600% to 4.950%.

(25)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.750% to 5.063%.

(26)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(27)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(28)	Common Stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.

(29)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.

(30)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(31)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(32)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(33)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(34)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

LIBOR	London Inter-Bank Offered Rate

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

SIFMA	Securities Industry and Financial Market Association

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

286	NUVEEN

Nuveen Short Duration High Yield Municipal Bond Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.7%

	MUNICIPAL BONDS – 101.7%

	Alabama – 1.0%

$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	3/18 at 100.00	B3	$10,169,695

4,195	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	3/18 at 100.00	B3	4,194,874

2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27, 144A	9/25 at 100.00	N/R	2,494,071

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	3/18 at 100.00	CCC	45,004
610	5.125%, 4/01/20 – AMBAC Insured	3/18 at 100.00	CCC	611,043
100	5.125%, 4/01/21 – AMBAC Insured	3/18 at 100.00	CCC	100,172

	Jefferson County, Alabama, General Obligation Warrants, Refunding Series 2003A:
500	5.000%, 4/01/22 – NPFG Insured	3/18 at 100.00	A3	500,815
5,500	5.000%, 4/01/23 – NPFG Insured	3/18 at 100.00	A3	5,509,130

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
500	5.000%, 4/01/18 – NPFG Insured	3/18 at 100.00	A3	501,440
25	5.000%, 4/01/21 – NPFG Insured	3/18 at 100.00	A3	25,041

1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,097,990

8,430	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	8,746,884

7,535	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25, 144A (Alternative Minimum Tax) (4)	No Opt. Call	N/R	5,425,200
41,055	Total Alabama			39,421,359

	Alaska – 0.1%

1,880	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 4.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,954,072

	Arizona – 3.5%

650	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.705%, 1/02/37 (3-Month LIBOR*67% reference rate + 0.81% spread) (5)	3/18 at 100.00	AA–	586,586

	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2050:
3,000	0.170%, 1/01/37, 144A (IF) (6)	3/18 at 100.00	AA–	2,024,370
1,500	0.290%, 1/01/37, 144A (IF) (6)	3/18 at 100.00	AA–	1,012,185
1,500	0.243%, 1/01/37, 144A (IF) (6)	3/18 at 100.00	AA–	1,012,185
3,000	0.290%, 1/01/37, 144A (IF) (6)	3/18 at 100.00	AA–	2,024,370

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A:
500	4.000%, 7/01/21, 144A	No Opt. Call	BB	509,640
500	5.000%, 7/01/26, 144A	No Opt. Call	BB	547,770

NUVEEN	287

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D:
$1,000	4.000%, 7/01/27, 144A	No Opt. Call	BB	$1,017,410
500	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	529,850

1,030	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	1,091,491

1,110	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	1,103,218

	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,000	4.375%, 7/01/29, 144A	7/22 at 101.00	N/R	1,000,560
750	5.000%, 7/01/32, 144A	7/22 at 101.00	N/R	761,205

2,025	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28	7/25 at 101.00	N/R	2,023,400

	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
85	3.000%, 7/15/18, 144A	No Opt. Call	N/R	85,422
605	5.000%, 7/15/24, 144A	No Opt. Call	N/R	657,218

1,585	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A	No Opt. Call	N/R	1,579,880

224	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25, 144A	7/24 at 100.00	N/R	228,890

75	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	Ba1	75,619

950	Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Series 2007, 5.500%, 7/01/37, 144A	3/18 at 100.00	BBB–	950,703

6,915	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 4.000%, 7/01/25, 144A	No Opt. Call	BB	7,095,274

490	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc. Project, Series 2013, 6.000%, 7/01/23	No Opt. Call	BBB–	540,445

220	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22 (Pre-refunded 7/01/21)	7/21 at 100.00	BB+ (7)	235,275

4,465	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	4,400,034

3,190	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	3,149,965

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
375	4.750%, 7/01/19, 144A	No Opt. Call	Ba1	384,506
1,250	5.750%, 7/01/24, 144A	No Opt. Call	Ba1	1,362,262

	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
4,445	4.000%, 7/01/25, 144A	No Opt. Call	Ba1	4,520,476
1,360	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	1,416,889

288	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$14,260	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	$14,339,143

525	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	565,813

2,295	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB	2,118,606

965	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	1,028,738

1,625	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, 7.750%, 12/01/43	12/23 at 100.00	N/R	1,808,414

1,220	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A , 7.500%, 2/01/25	2/24 at 100.00	N/R	1,326,177

1,600	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	1,606,464

735	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q, 4.500%, 7/01/20	No Opt. Call	Baa3	773,617

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,550	4.000%, 7/01/26	No Opt. Call	Baa3	4,749,881
5,555	5.000%, 7/01/31	7/26 at 100.00	Baa3	6,193,658

1,725	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 4.000%, 12/15/24, 144A	No Opt. Call	BB	1,724,965

360	Show Low Bluff Community Facilities District, Show Low, Arizona, General Obligation Bonds, Series 2007, 5.875%, 7/15/32	1/18 at 100.00	N/R	325,850

700	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A	3/18 at 100.00	N/R	633,451

369	Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32	7/18 at 100.00	N/R	221,695

1,500	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation Bonds, Series 2007, 5.900%, 7/15/32	3/18 at 100.00	N/R	1,499,895

1,500	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 5.500%, 10/01/27, 144A	No Opt. Call	N/R	1,520,850

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017B:
42,000	4.700%, 10/01/24, 144A	4/21 at 100.00	N/R	42,160,020
9,000	5.350%, 10/01/25, 144A	10/21 at 100.00	N/R	9,056,790

692	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	3/18 at 100.00	N/R	692,062

870	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc. Project, Refunding Series 2015A, 3.900%, 9/01/24, 144A	No Opt. Call	BB+	889,444

500	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A, 5.000%, 8/01/20	No Opt. Call	Baa1	536,845
136,845	Total Arizona			135,699,476

NUVEEN	289

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California – 8.6%

$2,000	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools – Obligated Group, Series 2017, 5.000%, 6/01/27, 144A	No Opt. Call	N/R	$2,194,980

2,585	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R (7)	2,890,573

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,470	5.000%, 3/01/21	No Opt. Call	Ba3	1,544,823
5,945	5.000%, 3/01/26	No Opt. Call	Ba3	6,541,997
1,690	5.000%, 3/01/31	3/26 at 100.00	Ba3	1,849,688

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, 3.783%, 4/01/36, 144A (Mandatory put 4/01/27) (IF) (6)	10/26 at 100.00	AA	1,117,920

1,700	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,920,915

	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
9,340	5.250%, 6/01/21	12/18 at 100.00	Baa2	9,496,819
20,060	5.450%, 6/01/28	12/18 at 100.00	B2	20,398,011
2,575	5.600%, 6/01/36	12/18 at 100.00	B2	2,619,264

	California Educational Facilities Authority, Revenue Bonds, Revenue Bonds, Loma Linda University Series 2017A:
625	5.000%, 4/01/28	4/27 at 100.00	Baa1	757,831
475	5.000%, 4/01/29	4/27 at 100.00	Baa1	572,456
1,000	5.000%, 4/01/31	4/27 at 100.00	Baa1	1,189,720

	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2017A:
385	5.000%, 8/15/30	8/27 at 100.00	Baa2	461,711
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	368,578
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	243,279
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	288,801

500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A , 6.000%, 8/01/23	No Opt. Call	BB–	535,080

505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BB+	524,003

805	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	842,400

460	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A	No Opt. Call	BB+	479,242

870	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BB+	890,523

4,130	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26, 144A	No Opt. Call	BB	4,177,495

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	1,187,381

1,525	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A , 6.000%, 6/01/23	6/22 at 102.00	N/R	1,620,922

1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,582,268

290	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	$51,179

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	186,975

2,355	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	2,472,373

1,250	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	1,278,900

270	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	297,127

1,230	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (7)	1,387,637

2,280	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25	No Opt. Call	N/R	2,271,815

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB–	227,184
300	5.000%, 11/01/24	No Opt. Call	BBB–	345,375
350	5.000%, 11/01/27	11/24 at 100.00	BBB–	400,816

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,475	5.000%, 11/01/26	No Opt. Call	BBB–	1,737,299
2,320	5.000%, 11/01/27	11/26 at 100.00	BBB–	2,726,580
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB–	1,667,435
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB–	1,789,500
850	5.000%, 11/01/30	11/26 at 100.00	BBB–	985,957
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB–	1,183,540

	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A:
2,520	5.000%, 2/01/31	2/27 at 100.00	Baa1	2,959,438
2,070	5.000%, 2/01/32	2/27 at 100.00	Baa1	2,420,099

1,100	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	1,106,358

3,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27, 144A (Alternative Minimum Tax)	12/23 at 102.00	N/R	3,470,180

3,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45, 144A (Alternative Minimum Tax)	7/22 at 100.00	Baa3	3,257,100

540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	548,834

	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017:
1,165	5.000%, 10/15/30	10/26 at 100.00	BBB–	1,349,536
1,000	5.000%, 10/15/32	10/26 at 100.00	BBB–	1,149,220

NUVEEN	291

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A	7/27 at 100.00	Ba2	$2,231,442

1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29, 144A	6/26 at 100.00	N/R	1,370,288

2,825	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28, 144A	6/25 at 100.00	N/R	2,909,241

1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,264,692

1,155	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,231,669

	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A:
2,000	4.000%, 10/01/27, 144A	No Opt. Call	BB+	2,078,520
2,155	5.000%, 10/01/32, 144A	10/27 at 100.00	BB+	2,358,324

	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016:
1,000	4.000%, 6/01/26, 144A	No Opt. Call	N/R	1,022,940
1,000	4.500%, 6/01/31, 144A	6/26 at 100.00	N/R	1,037,550

1,375	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	1,397,357

785	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education – Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	6/25 at 100.00	N/R	850,069

	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2017A:
380	4.500%, 6/01/27, 144A	6/26 at 100.00	N/R	396,758
305	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	322,351

315	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G, 5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	341,290

500	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 5.500%, 6/01/22 (4)	6/20 at 102.00	N/R	372,500

980	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24, 144A	No Opt. Call	BB+	1,027,951

1,775	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24	2/24 at 100.00	BB–	1,871,933

420	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	445,830

380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A	No Opt. Call	N/R	401,656

430	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	3/18 at 100.00	BBB	463,149

940	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	1,024,403

	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A:
2,350	3.500%, 11/01/27, 144A	No Opt. Call	N/R	2,387,294
145	5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	162,691

292	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
$3,000	5.250%, 12/01/29	12/24 at 100.00	BB	$3,392,430
10,830	5.250%, 12/01/34	12/24 at 100.00	BB	12,061,479

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,735	5.000%, 12/01/26, 144A	6/26 at 100.00	BB	1,991,225
3,000	5.000%, 12/01/27, 144A	6/26 at 100.00	BB	3,423,870
2,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	3,016,433

1,000	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24, 144A	No Opt. Call	N/R	1,090,910

3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	3,125,370

1,080	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	1,091,351

	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015:
1,405	4.000%, 9/01/26	9/25 at 100.00	N/R	1,515,461
635	4.125%, 9/01/27	9/25 at 100.00	N/R	691,261

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,035	5.000%, 9/02/25	No Opt. Call	N/R	1,166,683
1,080	5.000%, 9/02/26	9/25 at 100.00	N/R	1,205,712

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
995	5.750%, 7/01/24 (8)	3/18 at 100.00	CCC	997,179
5,505	5.750%, 7/01/30 (8)	3/18 at 100.00	CCC	5,506,982
460	5.750%, 7/01/35 (8)	3/18 at 100.00	CCC	460,060

1,475	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (8)	3/18 at 100.00	CCC	1,478,230

2,755	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (8)	3/18 at 100.00	CCC	2,761,033

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
1,135	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	1,157,677
500	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	509,175

1,500	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R (7)	1,537,740

540	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	616,961

38,155	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	3/18 at 100.00	B3	38,155,763

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
1,390	5.000%, 9/01/22 – SYNCORA GTY Insured	3/18 at 100.00	N/R	1,393,114
890	5.000%, 9/01/31 – SYNCORA GTY Insured	3/18 at 100.00	N/R	891,451

NUVEEN	293

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
$255	5.000%, 9/01/20	No Opt. Call	N/R	$274,377
200	5.000%, 9/01/23	No Opt. Call	N/R	227,366
250	5.000%, 9/01/24	No Opt. Call	N/R	287,957
320	5.000%, 9/01/25	9/24 at 100.00	N/R	367,315
195	5.000%, 9/01/26	9/24 at 100.00	N/R	222,807

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20	No Opt. Call	N/R	897,040

4,110	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	4,570,854

605	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Pillar Ridge, Refunding Series 2014A, 3.000%, 5/15/20	No Opt. Call	BBB	614,196

	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
530	5.000%, 9/01/23	No Opt. Call	N/R	597,729
685	5.000%, 9/01/24	No Opt. Call	N/R	780,886
425	5.000%, 9/01/25	No Opt. Call	N/R	490,004
755	5.000%, 9/01/26	9/25 at 100.00	N/R	860,964
790	5.000%, 9/01/27	9/25 at 100.00	N/R	897,393
830	5.000%, 9/01/28	9/25 at 100.00	N/R	937,983

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	234,317

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
760	5.000%, 6/01/21	3/18 at 100.00	N/R	760,243
4,780	4.625%, 6/01/21	3/18 at 100.00	N/R	4,781,482

100	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	N/R	111,866

	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	567,850
595	5.000%, 9/01/24	No Opt. Call	N/R	681,805

	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015:
830	3.000%, 9/02/20	No Opt. Call	N/R	842,002
1,580	4.000%, 9/02/25	No Opt. Call	N/R	1,683,285

495	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	532,615

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B:
2,650	2.379%, 11/15/26 (3-Month LIBOR*67% reference rate + 1.43% spread) (5)	No Opt. Call	A–	2,574,104
2,125	2.399%, 11/15/27 (3-Month LIBOR*67% reference rate + 1.45% spread) (5)	No Opt. Call	A–	2,044,505

445	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	525,576

294	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
$295	4.000%, 1/01/21	No Opt. Call	B1	$297,652
520	4.000%, 1/01/22	1/21 at 100.00	B1	522,475
145	5.250%, 1/01/23	1/21 at 100.00	B1	150,648
395	4.500%, 1/01/26	1/21 at 100.00	B1	401,079
15	5.250%, 1/01/27	1/21 at 100.00	B1	15,546
180	5.250%, 1/01/28	1/21 at 100.00	B1	186,444
10	5.000%, 1/01/29	1/21 at 100.00	B1	10,212
855	5.000%, 1/01/30	1/21 at 100.00	B1	872,613
1,185	5.000%, 1/01/31	1/21 at 100.00	B1	1,209,411

750	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 5.250%, 9/01/20 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R (7)	783,247

1,055	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	892,488

	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
615	4.750%, 9/01/23	No Opt. Call	N/R	659,631
665	5.200%, 9/01/28	9/24 at 100.00	N/R	757,016

250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	296,312

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB	1,044,120

	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
680	5.000%, 8/15/25	No Opt. Call	N/R	797,218
760	5.000%, 8/15/27	8/25 at 100.00	N/R	881,866

470	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19 (ETM)	No Opt. Call	N/R (7)	492,616

615	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (7)	656,033

1,325	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 4.000%, 9/01/18	No Opt. Call	N/R	1,345,365

	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
420	4.000%, 9/01/20	No Opt. Call	N/R	441,655
470	4.000%, 9/01/23	No Opt. Call	N/R	508,277
490	4.000%, 9/01/24	No Opt. Call	N/R	532,635
510	5.000%, 9/01/25	9/24 at 100.00	N/R	581,390
530	5.000%, 9/01/26	9/24 at 100.00	N/R	601,423

2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,743,290

100	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/26	No Opt. Call	N/R	118,758

NUVEEN	295

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
$50	2.500%, 10/01/18	3/18 at 100.00	N/R	$50,020
70	3.050%, 10/01/19	3/18 at 100.00	N/R	70,044
85	3.450%, 10/01/20	3/18 at 100.00	N/R	85,076
105	3.850%, 10/01/21	3/18 at 100.00	N/R	105,122
135	4.150%, 10/01/22	3/18 at 100.00	N/R	135,181
155	4.400%, 10/01/23	3/18 at 100.00	N/R	155,228
175	4.550%, 10/01/24	3/18 at 100.00	N/R	175,259
205	4.650%, 10/01/25	3/18 at 100.00	N/R	205,305
230	4.800%, 10/01/26	3/18 at 100.00	N/R	230,352
260	4.900%, 10/01/27	3/18 at 100.00	N/R	260,403
290	5.050%, 10/01/28	3/18 at 100.00	N/R	290,444
325	5.100%, 10/01/29	3/18 at 100.00	N/R	325,491
360	5.200%, 10/01/30	3/18 at 100.00	N/R	360,551
395	5.250%, 10/01/31	3/18 at 100.00	N/R	395,604
440	5.350%, 10/01/32	3/18 at 100.00	N/R	440,682
480	5.400%, 10/01/33	3/18 at 100.00	N/R	480,744

500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	585,615

345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	400,303

	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	548,165
500	4.250%, 9/01/24	No Opt. Call	N/R	555,640
750	5.000%, 9/01/25	9/24 at 100.00	N/R	861,390

95	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	99,334

	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,764,899
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,916,788
805	5.000%, 9/01/27	9/25 at 100.00	N/R	927,521

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Packard Campus Oaks, Series 2016:
1,015	4.000%, 9/01/26	No Opt. Call	N/R	1,057,224
365	5.000%, 9/01/31	9/26 at 100.00	N/R	397,613

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	1,165,710

	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	458,152
655	5.000%, 9/01/26	9/24 at 100.00	N/R	744,545

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
2,500	6.500%, 12/01/22	12/21 at 100.00	Ba2	2,870,325
4,000	7.000%, 12/01/26	12/21 at 100.00	Ba2	4,660,080
385	8.000%, 12/01/31	12/21 at 100.00	Ba2	444,825
2,030	7.500%, 12/01/41	12/21 at 100.00	Ba2	2,324,289

296	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
$195	4.000%, 9/01/23	No Opt. Call	N/R	$209,812
95	5.000%, 9/01/24	No Opt. Call	N/R	108,671
490	5.000%, 9/01/25	No Opt. Call	N/R	565,308
300	5.000%, 9/01/26	9/25 at 100.00	N/R	344,544
495	5.000%, 9/01/27	9/25 at 100.00	N/R	565,201
500	5.000%, 9/01/29	9/25 at 100.00	N/R	565,780

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A–	418,378
400	5.000%, 8/01/24	No Opt. Call	A–	473,612
350	5.000%, 8/01/25	8/24 at 100.00	A–	414,648

	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23, 144A	8/21 at 91.48	N/R	4,216,850
750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	494,722

1,255	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30	9/26 at 100.00	N/R	1,445,145

250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	273,932

8,405	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 2.392%, 11/01/38 (3-Month LIBOR*67% reference rate + 1.47% spread) (5)	No Opt. Call	BBB+	7,932,891

125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	A2	139,207

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	3/18 at 100.00	A3	100,266

185	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	188,376

6,440	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	3/18 at 100.00	B+	6,441,095

	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250	5.000%, 9/01/26	9/25 at 100.00	N/R	291,237
225	5.000%, 9/01/28	9/25 at 100.00	N/R	260,590

3,265	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.000%, 1/01/26 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (7)	3,677,272

310	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	331,529

9,260	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	10,481,116

	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28	9/26 at 100.00	N/R	464,912
350	5.000%, 9/01/30	9/26 at 100.00	N/R	400,158
312,190	Total California			329,293,702

NUVEEN	297

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado – 3.1%

$500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB–	$576,140

515	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%, 12/01/27	12/22 at 103.00	N/R	515,618

1,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	1,121,417

415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba2	417,017

10,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	11,061,947

1,595	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 4.375%, 12/01/32	12/22 at 103.00	N/R	1,630,824

275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A	313,019

2,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 4.625%, 10/01/27	No Opt. Call	N/R	2,412,651

625	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26, 144A	7/25 at 100.00	BB	638,956

360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 4.750%, 7/15/29	7/19 at 100.00	BBB	368,554

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	510,610

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	N/R (7)	515,390

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A	561,850

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29	12/19 at 100.00	BBB–	1,038,930

625	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 4.125%, 7/01/24, 144A	No Opt. Call	BB+	639,844

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
545	4.000%, 12/15/25	No Opt. Call	BBB–	568,762
1,160	5.000%, 12/15/28	12/25 at 100.00	BBB–	1,278,134

680	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26, 144A	9/21 at 100.00	N/R	677,062

300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Science Technology Engineering and Math School Project, Refunding Series 2014, 4.000%, 11/01/24	No Opt. Call	BB+	305,736

865	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	955,687

1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A	2/26 at 100.00	N/R	1,149,931

298	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$3,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.250%, 2/01/33	2/21 at 100.00	BBB+	$3,375,566

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012, 5.625%, 6/01/22 (4) (13)	No Opt. Call	N/R	366,935

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012B:
2,000	5.000%, 12/01/25	12/22 at 100.00	BBB+	2,225,780
530	4.000%, 12/01/26	12/22 at 100.00	BBB+	554,518

535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	593,593

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,500	5.000%, 6/01/23	No Opt. Call	BBB	1,692,705
3,520	5.000%, 6/01/25	No Opt. Call	BBB	4,065,530

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
400	5.000%, 5/15/27	No Opt. Call	BB+	455,084
250	5.250%, 5/15/28	5/27 at 100.00	BB+	287,690
2,275	5.250%, 5/15/30	5/27 at 100.00	BB+	2,596,366
550	5.250%, 5/15/32	5/27 at 100.00	BB+	622,990

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25, 144A	No Opt. Call	N/R	726,313
750	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	786,705

630	Colorado International Center Metropolitan District 3, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	610,791

520	Colorado Springs Urban Renewal Authority, Colorado, Subordinate Tax Increment Revenue Bonds, University Village Colorado Project, Refunding Series 2016, 6.750%, 12/15/30	12/21 at 103.00	N/R	497,739

1,000	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.250%, 12/01/30	12/20 at 103.00	N/R	1,059,300

504	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	514,413

2,165	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.625%, 12/01/32	12/22 at 103.00	N/R	2,169,893

2,905	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB–	3,180,452

320	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2009A, 6.250%, 12/01/33	12/19 at 100.00	BBB	339,779

485	Denver International Business Center Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2010, 5.000%, 12/01/30	12/20 at 100.00	BBB–	502,639

	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
200	5.000%, 12/01/19	No Opt. Call	N/R	209,384
430	5.000%, 12/01/20	No Opt. Call	N/R	458,995
850	5.000%, 12/01/24	12/22 at 100.00	N/R	921,009

NUVEEN	299

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
$6,315	5.250%, 12/01/24	No Opt. Call	N/R	$6,574,357
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,564,980

580	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	573,133

950	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 4.500%, 12/01/32	12/22 at 103.00	N/R	951,843

1,635	Hawthorn Metropolitan District No. 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 4.500%, 12/01/32	12/22 at 103.00	N/R	1,634,918

1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,450,814

3,551	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2015, 4.750%, 12/01/26	12/20 at 103.00	N/R	3,596,772

1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds, Refunding Series 2017, 5.625%, 12/01/34	12/20 at 103.00	N/R	1,768,485

4,325	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,276,084

3,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	3,022,050

	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A:
1,675	4.000%, 12/01/25	12/21 at 103.00	N/R	1,702,654
750	4.375%, 12/01/33	12/21 at 103.00	N/R	751,080

740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	755,984

1,160	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	3/18 at 100.00	N/R	1,161,438

1,405	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,395,544

1,620	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30	12/21 at 103.00	N/R	1,630,465

3,370	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	3,438,647

3,000	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.125%, 12/01/25	12/20 at 103.00	N/R	3,217,680

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,195	6.125%, 11/15/23	No Opt. Call	A–	2,650,572
440	6.250%, 11/15/28	No Opt. Call	A–	572,229

200	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015, 4.250%, 12/01/28	12/24 at 100.00	N/R	201,784

215	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.375%, 1/15/25	7/20 at 100.00	Baa3	231,619

300	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$1,735	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	$1,734,896

650	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	655,343

	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
8,055	3.500%, 12/01/26	12/21 at 103.00	N/R	7,945,533
3,005	5.000%, 12/01/30	12/21 at 103.00	N/R	3,144,131

	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1:
275	3.000%, 12/01/22	No Opt. Call	Ba1	275,157
400	3.500%, 12/01/27	No Opt. Call	Ba1	400,272

500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/38	12/19 at 103.00	N/R	519,305

500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2015A, 5.500%, 12/01/35	12/20 at 103.00	N/R	509,305

2,475	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%, 12/01/30	12/22 at 102.00	N/R	2,540,290

432	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	3/18 at 100.00	N/R	432,708
112,712	Total Colorado			117,352,320

	Connecticut – 0.5%

8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	3/18 at 100.00	Caa1	8,454,758

10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index, Series 2015C,2.250%, 6/15/24 (UB)	No Opt. Call	A+	10,125,000
18,660	Total Connecticut			18,579,758

	Delaware – 0.1%

2,500	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	2,616,825

2,040	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc. Project, Series 2015A, 6.250%, 9/01/25, 144A	3/25 at 100.00	N/R	2,065,582

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB–	897,861
5,370	Total Delaware			5,580,268

	District of Columbia – 0.1%

	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
645	4.125%, 7/01/27	7/24 at 103.00	N/R	661,989
270	5.000%, 7/01/32	7/24 at 103.00	N/R	289,610

725	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23 (ETM)	No Opt. Call	BBB+ (7)	815,335

1,435	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	1,425,644
3,075	Total District of Columbia			3,192,578

NUVEEN	301

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida – 11.4%

$455	A.H. at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	$480,685

2,235	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.250%, 11/01/25	No Opt. Call	N/R	2,237,660

13,000	Alachua County Health Facilities Authority, Florida, Health Faculties Revenue Bonds, Shands Healthcare Project, Series 2007A, 1.862%, 12/01/37 (3-Month LIBOR*67% reference rate + 0.87% spread) (5)	3/18 at 100.00	A–	11,876,540

	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
230	4.250%, 11/01/21	No Opt. Call	N/R	230,660
725	5.500%, 11/01/30	11/26 at 100.00	N/R	733,018

895	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Master Infrastructure Projects, Series 2005A-2, 5.350%, 5/01/36	3/18 at 100.00	N/R	896,700

	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
355	3.625%, 11/01/23, 144A	No Opt. Call	N/R	355,312
430	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	429,974

630	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.250%, 11/01/29, 144A	No Opt. Call	N/R	641,277

210	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	212,887

600	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	602,316

230	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-2, 6.000%, 5/01/29	No Opt. Call	N/R	232,615

11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	11/19 at 100.00	N/R	11,078,571

1,130	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	1,218,818

	Babcock Ranch Community Independent Special District, Florida, Special Assessment Bonds, Series 2015:
545	4.250%, 11/01/21	No Opt. Call	N/R	559,306
775	4.750%, 11/01/26	11/25 at 100.00	N/R	809,456
1,135	5.000%, 11/01/31	11/25 at 100.00	N/R	1,172,024

795	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	809,628

1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	1,049,320

375	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 4.000%, 5/01/20	No Opt. Call	BBB	380,482

460	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB	462,677

302	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
$50	3.000%, 5/01/19	No Opt. Call	N/R	$50,076
25	3.500%, 5/01/20	No Opt. Call	N/R	25,222
50	3.500%, 5/01/21	No Opt. Call	N/R	50,311
55	3.500%, 5/01/22	No Opt. Call	N/R	54,845
55	3.500%, 5/01/23	No Opt. Call	N/R	54,575
60	3.750%, 5/01/24	No Opt. Call	N/R	59,964
40	3.750%, 5/01/25	No Opt. Call	N/R	39,670

	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
3,225	4.000%, 11/01/25	No Opt. Call	N/R	3,287,823
3,105	4.700%, 11/01/29	11/25 at 100.00	N/R	3,260,343

710	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB–	802,960

490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB–	502,216

	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,125	3.875%, 5/01/24	No Opt. Call	A2	1,215,664
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,257,443
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,319,723
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,160,661

895	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	925,502

500	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.100%, 5/01/26	No Opt. Call	N/R	510,820

420	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2013A, 5.000%, 4/01/19	No Opt. Call	A	436,136

3,595	Brevard County, Florida, Industrial Development Revenue Bonds, TUFF Florida Tech Project, Series 2009, 6.500%, 11/01/29	11/19 at 100.00	BB+	3,760,046

2,300	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%, 11/01/20 (Alternative Minimum Tax)	3/18 at 100.00	Caa1	2,301,012

	Bullfrog Creek Community Development District, Florida, Hillsborough County, Special Assessment Bonds, Series 2017:
200	4.000%, 11/01/22	No Opt. Call	N/R	201,914
250	4.750%, 11/01/28	11/27 at 100.00	N/R	257,007

	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015:
230	3.750%, 7/01/19, 144A	No Opt. Call	N/R	231,529
500	4.000%, 7/01/20, 144A	No Opt. Call	N/R	507,115
580	4.250%, 7/01/21, 144A	No Opt. Call	N/R	594,001
550	4.500%, 7/01/22, 144A	No Opt. Call	N/R	569,910
1,230	4.750%, 7/01/24, 144A	No Opt. Call	N/R	1,291,635

735	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2014A, 6.500%, 1/01/24 (4)	1/21 at 103.00	N/R	610,535

280	Capital Trust Agency, Florida, First Mortgage Revenue Bonds, Silver Creek Saint Augustine Project, Series 2016A, 5.750%, 1/01/50 (4)	3/18 at 100.00	N/R	254,909

NUVEEN	303

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$6,800	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29	7/20 at 100.00	Baa3	$7,132,860

2,490	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27, 144A	No Opt. Call	BB	2,529,964

1,765	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	1,750,809

665	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	669,256

	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc. Project, Series 2017:
1,645	5.000%, 8/01/27, 144A	8/24 at 103.00	N/R	1,675,975
490	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	503,078

935	Carlton Lakes Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	960,965

	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
1,205	4.750%, 5/01/24	No Opt. Call	N/R	1,229,341
1,775	5.000%, 5/01/34	5/24 at 100.00	N/R	1,808,601

500	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/22, 144A	No Opt. Call	N/R	510,495

	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
375	4.125%, 12/15/27	12/26 at 100.00	N/R	375,352
500	4.500%, 12/15/32	12/26 at 100.00	N/R	513,920

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
4,520	4.500%, 6/01/23	No Opt. Call	BBB–	4,686,743
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	546,125
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB–	1,098,720

865	Collier County Industrial Development Authority, Florida, Facilities Revenue Bonds, Gulf Coast Charter Academy, Series 2017A, 4.100%, 12/01/27, 144A	No Opt. Call	N/R	869,879

4,710	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.000%, 5/15/24, 144A	No Opt. Call	N/R	5,185,569

540	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	544,255

2,680	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	2,696,964

	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,280	3.750%, 11/01/23, 144A	No Opt. Call	N/R	1,282,010
1,400	4.500%, 11/01/28, 144A	No Opt. Call	N/R	1,405,054

630	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	647,646

2,130	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 4.000%, 5/01/24	No Opt. Call	BBB	2,244,381

304	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$800	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/29	3/18 at 100.00	N/R	$787,872

	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
860	4.500%, 5/01/25	No Opt. Call	N/R	881,474
1,595	4.625%, 5/01/26	No Opt. Call	N/R	1,640,138

2,580	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	2,992,465

2,750	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,819,822

1,470	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,506,412

750	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28	11/27 at 100.00	N/R	753,420

1,675	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.250%, 11/01/29	No Opt. Call	N/R	1,658,886

325	Escambia County Health Facilities Authority, Florida, Health Facility Revenue Bonds, Baptist Hospital, Inc. Project, Series 2010A, 5.750%, 8/15/29	8/20 at 100.00	A3	354,978

1,095	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	1,245,475

395	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	399,803

510	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	510,505

1,050	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,039,321

4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31	12/21 at 101.00	N/R	4,437,920

300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	308,106

1,635	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,691,293

1,070	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	1,075,617

4,040	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017C, 5.150%, 7/01/27, 144A	No Opt. Call	N/R	4,070,179

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
2,650	5.125%, 6/15/26, 144A	No Opt. Call	N/R	2,672,498
5,700	4.000%, 7/15/26, 144A	No Opt. Call	N/R	5,790,687

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
330	5.000%, 6/15/24, 144A	No Opt. Call	N/R	329,271
3,750	5.625%, 6/15/29, 144A	6/24 at 100.00	N/R	3,745,162

NUVEEN	305

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$2,585	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 5.000%, 6/15/25, 144A	No Opt. Call	N/R	$2,700,911

890	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB	941,371

5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2013A, 6.375%, 12/15/25	6/23 at 100.00	N/R	6,415,733

1,750	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 5.750%, 6/15/29	6/24 at 100.00	N/R	1,887,970

14,100	Florida Development Finance Corporation, Healthcare Faculties Revenue Bonds, UF Health – Jacksonville Project, Series 2013A, 6.000%, 2/01/33	8/23 at 100.00	Baa3	15,795,807

	Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series 2015A:
1,250	5.000%, 10/01/25	No Opt. Call	BBB+	1,500,887
2,000	5.000%, 10/01/26	10/25 at 100.00	BBB+	2,376,320

7,150	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2002-1, 2.993%, 10/01/21 – AMBAC Insured	No Opt. Call	A2	7,012,219

2,025	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2002-2, 2.450%, 10/01/21 – AMBAC Insured	No Opt. Call	A2	1,985,978

13,800	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2002-3, 1.943%, 10/01/21 – AMBAC Insured	No Opt. Call	A2	13,534,074

1,650	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Series 2000, 2.450%, 10/01/21 – AMBAC Insured	No Opt. Call	A2	1,618,204

19,135	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	BB–	19,958,953

715	Flow Way Community Development District, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	726,826

1,100	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	1,189,232

590	Flow Way Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	596,065

525	Forest Brooke Community Development District, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	535,290

655	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	686,198

220	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	3/18 at 100.00	N/R	220,152

700	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 4.000%, 5/01/25	5/24 at 100.00	N/R	692,083

795	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 4.000%, 5/01/25	5/24 at 100.00	N/R	786,009

1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,028,820

306	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,410	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	$1,438,679

1,785	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,910,093

1,000	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28	No Opt. Call	N/R	1,014,740

4,685	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 5.750%, 11/1/29	No Opt. Call	N/R	4,779,543

110	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	110,664

	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016:
550	3.875%, 5/01/26	No Opt. Call	N/R	549,565
270	4.500%, 5/01/36	5/26 at 100.00	N/R	273,286

5,380	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	5,550,169

	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
1,510	3.500%, 1/01/24	No Opt. Call	N/R	1,518,818
1,740	4.000%, 1/01/28	1/27 at 100.00	N/R	1,750,005

355	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	366,179

700	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	818,111

1,115	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	1,159,678

	Highland Meadows II Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017:
285	3.500%, 11/01/23	No Opt. Call	N/R	285,302
410	4.125%, 11/01/28	11/27 at 100.00	N/R	411,656

470	Highlands Community Development District, Florida, Special Assessment Bonds, Assessment Area 3A Project, Series 2016, 4.000%, 5/01/23	No Opt. Call	N/R	472,576

113	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	116,600

	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Refunding Series 2013:
380	2.875%, 5/01/19	No Opt. Call	A–	386,236
390	3.000%, 5/01/20	No Opt. Call	A–	400,078
405	3.250%, 5/01/21	No Opt. Call	A–	419,754

980	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	997,620

275	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	276,851

250	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	252,450

NUVEEN	307

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$605	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	$614,281

755	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	756,857

1,940	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	2,003,535

115	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special Assessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	120,802

3,925	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	4,129,100

835	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	845,129

515	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A	No Opt. Call	N/R	522,833

	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
800	4.250%, 5/01/25	No Opt. Call	N/R	815,496
720	4.875%, 5/01/35	5/25 at 100.00	N/R	742,090

1,590	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,634,902

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
6,110	5.250%, 6/15/27	3/18 at 100.00	BB	6,115,377
5,000	5.375%, 6/15/37	3/18 at 100.00	BB	5,001,100

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
325	5.000%, 12/01/27, 144A	12/22 at 105.00	N/R	328,022
210	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	212,159

955	Majorca Isles Community Development District, Miami Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,015,069

1,140	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2012, 5.500%, 11/15/42	11/21 at 100.00	Baa1	1,260,829

10,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	BB+	10,257,500

	Mediterranean South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012:
295	4.000%, 5/01/19	No Opt. Call	A–	304,180
305	4.200%, 5/01/20	No Opt. Call	A–	321,177

	Mediterranean Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017:
525	3.500%, 5/01/23	No Opt. Call	N/R	526,249
900	4.250%, 5/01/29	5/28 at 100.00	N/R	918,072

2,325	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27, 144A	No Opt. Call	N/R	2,335,346

308	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$335	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014, 5.000%, 10/01/24	No Opt. Call	BBB+	$391,196

	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
1,000	5.000%, 7/01/28	7/27 at 100.00	BBB	1,147,160
1,000	5.000%, 7/01/29	7/27 at 100.00	BBB	1,142,510
700	5.000%, 7/01/30	7/27 at 100.00	BBB	797,720
1,105	5.000%, 7/01/31	7/27 at 100.00	BBB	1,255,114
695	5.000%, 7/01/32	7/27 at 100.00	BBB	779,192

	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
2,650	4.000%, 11/01/23	No Opt. Call	N/R	2,723,325
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,324,296

1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2017, 5.000%, 1/15/32 (WI/DD, Settling 1/04/18)	1/28 at 100.00	BBB–	1,101,050

750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Pine crest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB	831,750

1,000	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25, 144A	No Opt. Call	N/R	1,031,510

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastructure Project, Refunding Series 2014B:
5,405	4.250%, 5/01/24	5/23 at 100.00	N/R	5,638,658
2,640	5.000%, 5/01/29	5/23 at 100.00	N/R	2,815,982

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
8,450	4.250%, 5/01/24	5/23 at 100.00	N/R	8,815,293
4,490	5.000%, 5/01/29	5/23 at 100.00	N/R	4,789,797

480	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	502,565

3,415	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	3,654,391

1,020	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,057,301

	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Area C, Series 2017:
1,525	3.500%, 5/01/23	No Opt. Call	N/R	1,522,743
1,850	4.000%, 5/01/28	No Opt. Call	N/R	1,852,571

2,500	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014, 4.500%, 8/01/24	No Opt. Call	N/R	2,619,900

3,145	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	3,347,947

375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	376,151

500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	6/21 at 100.00	A–	528,630

935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	952,877

NUVEEN	309

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc., Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	A	$897,256

1,120	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	BBB–	1,127,459

430	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	431,784

490	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	491,994

570	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	583,258

735	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	745,613

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A:
1,245	4.000%, 5/01/20	No Opt. Call	N/R	1,269,875
3,815	5.000%, 5/01/25	No Opt. Call	N/R	4,068,354

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
285	3.500%, 5/01/19	No Opt. Call	N/R	285,553
995	4.250%, 5/01/25	No Opt. Call	N/R	1,001,607

985	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	1,001,154

	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017:
565	3.500%, 11/01/22, 144A	No Opt. Call	N/R	566,689
1,040	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	1,053,250

435	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	428,053

	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	4.500%, 11/01/22	No Opt. Call	N/R	1,026,400
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	2,015,216

280	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	284,875

325	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 4.000%, 11/01/22	No Opt. Call	N/R	326,973

	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017:
250	3.500%, 11/01/22, 144A	No Opt. Call	N/R	250,882
500	4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	507,070

2,000	Saint Johns County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%, 8/01/47 (Mandatory put 8/01/24)	8/22 at 102.00	N/R	2,007,380

1,340	Seminole County Industrial Development Authority, Florida, Revenue Bonds, Legacy Pointe at UCF Project, Anticipation Notes Series 2016A, 10.000%, 12/28/21, 144A	3/18 at 100.00	N/R	1,476,667

310	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Shingle Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2015:
$935	3.625%, 11/01/20	No Opt. Call	N/R	$935,552
2,000	4.500%, 11/01/25	No Opt. Call	N/R	2,035,260

125	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	124,704

500	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-2, 5.625%, 11/01/29, 144A	11/27 at 100.00	N/R	500,170

525	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	525,357

	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
925	3.625%, 11/01/23	No Opt. Call	N/R	926,147
1,125	4.500%, 11/01/28	11/27 at 100.00	N/R	1,122,356

730	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	749,111

1,035	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	1,072,674

415	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	421,557

1,925	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	2,171,188

675	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	694,197

	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
860	3.750%, 11/01/22, 144A	No Opt. Call	N/R	868,153
1,290	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	1,334,969

1,185	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/25	5/23 at 100.00	N/R	1,206,591

	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017:
370	3.500%, 12/15/23	No Opt. Call	N/R	370,622
550	4.000%, 12/15/28	No Opt. Call	N/R	553,316

855	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	927,906

500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	500,950

720	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	719,323

730	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	3/18 at 100.00	N/R	727,160

1,885	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	1,999,476

NUVEEN	311

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015:
$505	4.000%, 11/01/20	No Opt. Call	N/R	$515,368
1,215	4.500%, 11/01/26	11/25 at 100.00	N/R	1,254,828

500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A–	575,965

640	Talis Park Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2013, 4.250%, 11/01/24	11/23 at 100.00	N/R	663,379

390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	405,444

6,790	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	3/18 at 100.00	N/R	6,797,265

1,250	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,383,025

365	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	367,332

1,230	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%, 10/01/27	No Opt. Call	N/R	1,238,524

	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2016A-1:
240	4.250%, 11/01/20	No Opt. Call	N/R	243,658
250	5.000%, 11/01/26	No Opt. Call	N/R	262,685

1,430	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017, 4.125%, 11/01/28, 144A	11/27 at 100.00	N/R	1,438,437

530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	535,618

330	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	335,966

500	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28, 144A	No Opt. Call	A2	502,025

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
1,910	5.000%, 11/01/23	No Opt. Call	N/R	1,934,849
2,110	5.750%, 11/01/28	No Opt. Call	N/R	2,213,601

	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
890	5.000%, 11/01/23	No Opt. Call	N/R	901,543
1,735	6.000%, 11/01/31	No Opt. Call	N/R	1,838,475

325	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	326,745

350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	360,545

1,085	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	1,087,061

312	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$635	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	$639,343

450	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2017A-3, 5.750%, 11/01/29, 144A	3/18 at 100.00	N/R	448,434

545	Venetian Park Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	624,788

585	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	582,461

460	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	458,004

680	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28	11/27 at 100.00	N/R	679,959

1,225	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	1,316,532

1,675	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,757,745

2,950	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 1, Series 2017, 3.500%, 5/01/22	No Opt. Call	N/R	2,950,678

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017:
2,945	3.500%, 5/01/22	No Opt. Call	N/R	2,954,365
3,555	4.000%, 5/01/27	No Opt. Call	N/R	3,595,882

	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
1,000	4.250%, 11/01/26	No Opt. Call	N/R	1,016,150
210	4.625%, 11/01/31	11/26 at 100.00	N/R	219,990

20	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	3/18 at 100.00	A3	20,069

	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
615	3.500%, 11/01/23, 144A	No Opt. Call	N/R	614,367
725	4.000%, 11/01/28, 144A	11/27 at 100.00	N/R	725,551

	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017:
270	3.500%, 5/01/23	No Opt. Call	N/R	270,772
330	4.000%, 5/01/28	5/27 at 100.00	N/R	330,459

	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015:
200	4.000%, 11/01/20	No Opt. Call	N/R	202,058
400	4.375%, 11/01/25	No Opt. Call	N/R	416,256

390	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 4.000%, 11/01/22	No Opt. Call	N/R	399,766

1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	1,015,080

560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	566,390

NUVEEN	313

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
$480	4.000%, 5/01/22	No Opt. Call	N/R	$482,635
960	5.000%, 5/01/29	5/28 at 100.00	N/R	989,558
422,158	Total Florida			435,663,979

	Georgia – 0.7%

	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,082,810
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,153,703
750	5.000%, 7/15/24	No Opt. Call	Baa2	839,332
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,115,340
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,109,080
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,099,170

1,000	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	1,073,040

4,925	Fulton County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East, Series 2007A, 1.759%, 11/15/28 (3-Month LIBOR*67% reference rate + 0.81% spread) (5)	3/18 at 100.00	AA	4,892,889

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	572,298

2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc. Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB	2,244,540

700	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BBB–	781,795

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
490	5.500%, 7/15/23	7/21 at 100.00	N/R	494,621
958	5.500%, 7/15/30	7/21 at 100.00	N/R	967,274
1,052	5.500%, 1/15/36	7/21 at 100.00	N/R	1,062,226

500	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27, 144A	No Opt. Call	N/R	523,360

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
330	5.000%, 3/15/21	No Opt. Call	A–	359,885
830	5.000%, 3/15/22	No Opt. Call	A–	922,719

4,465	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%, 11/01/27, 144A	No Opt. Call	Ba3	5,017,588

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	131,174

925	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/33	4/24 at 100.00	Baa1	1,024,595
24,635	Total Georgia			26,467,439

	Guam – 1.0%

4,825	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	5,502,575

1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,066,600

314	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Guam (continued)

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
$2,000	6.625%, 12/01/30	12/20 at 100.00	B+	$2,101,120
600	6.875%, 12/01/40	12/20 at 100.00	B+	631,698

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A:
410	5.000%, 7/01/19	No Opt. Call	BBB–	426,847
385	5.000%, 7/01/21	No Opt. Call	BBB–	419,577
400	5.000%, 7/01/22	No Opt. Call	BBB–	444,728
1,750	5.000%, 7/01/23	No Opt. Call	BBB–	1,974,455
2,200	5.000%, 7/01/24	No Opt. Call	BBB–	2,513,500

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
350	5.250%, 7/01/20	No Opt. Call	BBB–	375,333
1,500	5.500%, 7/01/43	7/23 at 100.00	BBB–	1,690,695

630	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB–	658,753

5,525	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	6,038,549

2,010	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.375%, 12/01/24 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+ (7)	2,151,042

3,250	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	A2	3,481,660

	Guam Power Authority, Revenue Bonds, Series 2010A:
5,000	5.500%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB– (7)	5,494,500
750	5.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	BBB– (7)	824,175

1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	BBB–	1,134,310
33,585	Total Guam			36,930,117

	Hawaii – 0.6%

	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,335	5.000%, 7/01/20	No Opt. Call	BB	1,361,366
1,555	5.750%, 7/01/23	No Opt. Call	BB	1,657,723
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,677,249

19,375	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	19,733,050

185	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	A–	189,891

230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	234,020
24,255	Total Hawaii			24,853,299

	Idaho – 0.1%

710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	773,247

1,315	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc. Project, Series 2010A, 5.500%, 7/01/30	7/20 at 100.00	BB	1,356,975
2,025	Total Idaho			2,130,222

NUVEEN	315

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois – 14.1%

$2,230	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	$2,176,547

2,640	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	3/18 at 100.00	N/R	2,620,306

5,455	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	3/18 at 100.00	N/R	5,418,779

13,030	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004, 4.000%, 6/15/23, 144A	12/22 at 100.00	N/R	13,198,217

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
24,265	5.750%, 4/01/33	4/27 at 100.00	A	28,522,780
20,835	5.750%, 4/01/34	4/27 at 100.00	A	24,276,317
2,985	5.750%, 4/01/35	4/27 at 100.00	A	3,465,286

	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
750	5.000%, 4/01/34	4/27 at 100.00	A	828,180
1,000	5.000%, 4/01/35	4/27 at 100.00	A	1,100,120
1,000	5.000%, 4/01/36	4/27 at 100.00	A	1,097,660
820	5.000%, 4/01/37	4/27 at 100.00	A	898,736

4,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	B	4,343,263

1,420	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B3	1,478,603

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
795	5.000%, 12/01/18	No Opt. Call	B3	807,513
870	5.000%, 12/01/19	No Opt. Call	B3	900,093
1,230	5.000%, 12/01/20	No Opt. Call	B3	1,284,415
3,100	5.000%, 12/01/31	12/20 at 100.00	B3	3,159,520

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F:
205	5.000%, 12/01/18 (ETM)	No Opt. Call	N/R (7)	211,447
225	5.000%, 12/01/19 (ETM)	No Opt. Call	N/R (7)	239,076

10,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	B	12,222,300

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
16,570	5.000%, 12/01/30	12/27 at 100.00	B	17,172,319
11,810	5.000%, 12/01/34	12/27 at 100.00	B	12,210,713

7,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	B	7,662,996

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855	5.000%, 12/01/23	No Opt. Call	B	9,451,207
5,000	5.000%, 12/01/24	No Opt. Call	B	5,355,250

	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2008C:
6,925	5.000%, 12/01/22	12/18 at 100.00	B3	7,005,953
5,000	5.250%, 12/01/25	12/18 at 100.00	B3	5,048,850
4,975	5.000%, 12/01/28	12/18 at 100.00	B3	5,002,512

316	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	B	$23,784,200

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
5,000	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	B	4,196,350
3,780	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	B	2,767,527

505	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/25 – NPFG Insured	No Opt. Call	B	369,736

1,174	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 188 West Randolph/Wells Redevelopment Project, Note Series 2014, 6.835%, 3/15/33, 144A	3/18 at 100.00	N/R	1,173,753

307	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	3/18 at 100.00	Ba3	306,627

1,315	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, Inc. Redevelopment Project-Whole Foods Warehouse & Distribution Facility, Series 2016A, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	1,285,005

480	Chicago, Illinois, General Obligation Bonds, Direct Access Bond Program Series 2006B-1, 4.300%, 1/01/24 – AMBAC Insured (Pre-refunded 2/23/18)	2/18 at 100.00	Ba1 (7)	480,605

	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,107,060
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	2,927,587
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	874,110

	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
215	5.000%, 1/01/27	1/24 at 100.00	Ba1	233,271
1,000	5.250%, 1/01/30	1/24 at 100.00	Ba1	1,087,690

20,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 5.625%, 1/01/31	1/27 at 100.00	BBB–	23,377,995

5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	6,402,233

1,975	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C, 5.000%, 1/01/34	1/19 at 100.00	Ba1	2,009,918

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2009A:
1,870	5.000%, 1/01/22	1/20 at 100.00	Ba1	1,949,999
1,170	5.000%, 1/01/25	1/20 at 100.00	Ba1	1,212,436

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
10	5.000%, 1/01/21	No Opt. Call	Ba1	10,684
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	6,262,122
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,593,540

	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,530	5.000%, 1/01/24	No Opt. Call	BBB–	3,874,069
1,065	5.000%, 1/01/25	No Opt. Call	BBB–	1,176,559
2,560	5.000%, 1/01/26	No Opt. Call	BBB–	2,842,726

	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB–	32,924
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB–	7,226,883
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB–	5,538,700
1,535	5.500%, 1/01/35	1/25 at 100.00	BBB–	1,670,372

NUVEEN	317

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$905	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	3/18 at 100.00	N/R	$909,615

2,390	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,689,897

300	Governors State University Board of Trustees, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	1/18 at 100.00	A3	300,345

770	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Senior Lien Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	786,070

	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
230	4.500%, 12/01/20, 144A	No Opt. Call	N/R	233,123
815	5.250%, 12/01/25, 144A	No Opt. Call	N/R	846,467
1,815	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	1,897,038

	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
2,160	6.875%, 10/01/31	10/21 at 100.00	BB+	2,334,290
455	7.125%, 10/01/41	10/21 at 100.00	BB+	481,172

	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
920	5.000%, 9/01/20	No Opt. Call	BBB	985,706
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,089,010

2,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B2	2,163,200

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	BB+	394,204
800	5.000%, 9/01/23	No Opt. Call	BB+	887,984
1,495	5.000%, 9/01/25	9/24 at 100.00	BB+	1,676,179
1,000	5.000%, 9/01/26	9/24 at 100.00	BB+	1,116,070
1,400	5.000%, 9/01/27	9/24 at 100.00	BB+	1,555,358
800	5.000%, 9/01/29	9/24 at 100.00	BB+	882,712

1,235	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	3/18 at 100.00	BBB–	1,238,174

225	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	241,686

130	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010, 6.125%, 5/15/27 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (7)	143,221

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
100	5.000%, 4/01/19	3/18 at 100.00	BB	100,250
1,000	5.000%, 4/01/26	3/18 at 100.00	BB	1,001,800
1,500	5.000%, 4/01/31	3/18 at 100.00	BB	1,502,235
955	5.000%, 4/01/36	3/18 at 100.00	BB	954,933

500	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	Baa1	584,900

225	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	236,567

318	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
$4,000	5.000%, 2/15/26	No Opt. Call	BBB–	$4,631,680
8,000	5.000%, 2/15/27	No Opt. Call	BBB–	9,323,200
10,535	5.000%, 2/15/28	2/27 at 100.00	BBB–	12,259,158
2,775	5.000%, 2/15/29	2/27 at 100.00	BBB–	3,221,914
10,250	5.000%, 2/15/30	2/27 at 100.00	BBB–	11,794,777
10,000	5.000%, 2/15/31	2/27 at 100.00	BBB–	11,438,800

195	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.250%, 5/01/22 (Pre-refunded 5/01/20)	5/20 at 100.00	BBB– (7)	215,065

1,000	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/23	No Opt. Call	A–	1,138,610

130	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (7)	137,955

	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
110	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (7)	116,731
3,515	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB– (7)	3,725,127

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	Baa1	187,956
375	5.000%, 8/15/25	No Opt. Call	Baa1	432,615
1,000	5.000%, 8/15/27	8/25 at 100.00	Baa1	1,143,520

6,500	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A, 5.250%, 8/15/31	8/26 at 100.00	BBB	7,433,140

	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation – Chicago LLC University of Illinois at Chicago Project, Series 2017A:
500	5.000%, 2/15/30	8/27 at 100.00	BBB–	560,340
500	5.000%, 2/15/31	8/27 at 100.00	BBB–	555,595
500	5.000%, 2/15/32	8/27 at 100.00	BBB–	553,455

5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.000%, 6/15/27 – AGM Insured	6/24 at 100.00	BBB–	5,585,500

	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001:
4,165	0.000%, 6/15/23 – AMBAC Insured	No Opt. Call	BB+	3,419,798
3,235	0.000%, 6/15/25 – AMBAC Insured	No Opt. Call	BB+	2,442,101

20,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.125%, 12/01/29	12/27 at 100.00	BBB–	21,945,600

4,840	Illinois State, General Obligation Bonds, June Series 2016, 5.000%, 6/01/26	No Opt. Call	BBB–	5,309,432

5,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB–	6,042,685

5,000	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB–	5,436,650

	Illinois State, General Obligation Bonds, November Series 2017D:
25,110	5.000%, 11/01/27	No Opt. Call	BBB–	27,603,925
8,210	5.000%, 11/01/28	11/27 at 100.00	BBB–	8,976,075

7,500	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/23	No Opt. Call	BBB–	8,033,400

8,130	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/24	1/20 at 100.00	BBB–	8,426,501

	Illinois State, General Obligation Bonds, Refunding Series 2012:
335	5.000%, 8/01/23	No Opt. Call	BBB–	360,430
5,000	5.000%, 8/01/24	8/22 at 100.00	BBB–	5,305,850

NUVEEN	319

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$6,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/28	9/18 at 100.00	BBB–	$6,050,940

	Illinois State, General Obligation Bonds, Series 2013:
1,480	5.250%, 7/01/29	7/23 at 100.00	BBB–	1,593,871
1,050	5.250%, 7/01/31	7/23 at 100.00	BBB–	1,128,624
200	5.500%, 7/01/33	7/23 at 100.00	BBB–	217,958

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
6,445	5.000%, 12/15/26	6/22 at 100.00	BB+	7,003,330
13,005	5.000%, 12/15/28	6/22 at 100.00	BB+	14,024,462

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,155	5.000%, 12/15/28	12/27 at 100.00	BB+	1,322,475
300	5.000%, 12/15/31	12/27 at 100.00	BB+	338,337
745	5.000%, 12/15/33	12/27 at 100.00	BB+	832,888
500	5.000%, 12/15/34	12/27 at 100.00	BB+	556,770

2,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BB+	2,309,570

2,057	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,311,821

4,380	Plano, Illinois, Special Tax Bonds, Special Service Area 3 & 4 Lakewood Springs Project, Refunding Series 2015, 4.000%, 3/01/35	3/25 at 100.00	N/R	4,262,966

2,790	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,898,838

	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015:
510	5.000%, 10/01/23	No Opt. Call	BBB+	577,815
520	5.000%, 10/01/24	No Opt. Call	BBB+	594,646

1,510	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 5.750%, 11/01/19 (ETM)	No Opt. Call	N/R (7)	1,588,218

2,475	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,454,656

1,545	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,536,781

715	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	711,196

672	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	671,556
498,420	Total Illinois			540,911,148

	Indiana – 1.6%

700	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.625%, 1/15/34, 144A	1/24 at 104.00	N/R	744,695

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,380	6.000%, 11/15/22	No Opt. Call	N/R	1,468,858
1,550	7.000%, 11/15/27	11/22 at 100.00	N/R	1,721,849

190	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32	12/23 at 105.00	N/R	191,991

320	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$55	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	Ba2	$57,525

775	Evansville, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Evansville Projects, Series 2017, 4.800%, 1/01/28	1/23 at 105.00	N/R	775,419

3,360	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Project, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	3,504,480

	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A:
205	6.000%, 10/01/21	10/19 at 100.00	B–	207,444
1,500	6.625%, 10/01/29	10/19 at 100.00	B–	1,511,430

1,015	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	1,051,144

1,365	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc. Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	1,413,608

18,420	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	Caa1	18,824,135

8,735	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	Caa1	9,121,786

1,620	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A, 5.500%, 4/01/26	No Opt. Call	Baa3	1,886,765

1,225	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	1,299,529

	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22	No Opt. Call	Baa2	278,855
325	5.000%, 10/01/23	No Opt. Call	Baa2	368,027
550	5.000%, 10/01/24	10/23 at 100.00	Baa2	624,074
1,400	5.000%, 10/01/29	10/23 at 100.00	Baa2	1,562,330

15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA–	16,648

345	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	356,972

1,000	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	Baa3	1,075,390

600	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	591,216

4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	4,634,190

3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (Alternative Minimum Tax)	No Opt. Call	N/R	3,275,513

220	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017, 5.100%, 1/01/32	1/23 at 105.00	N/R	221,318

2,060	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 5.875%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	N/R	2,303,925

4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	4,025,285
60,785	Total Indiana			63,114,401

NUVEEN	321

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 2.5%

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
$27,575	5.000%, 12/01/19	No Opt. Call	B–	$28,585,900
14,295	5.500%, 12/01/22	12/18 at 100.00	B–	14,581,043
13,690	5.250%, 12/01/25	12/23 at 100.00	B–	14,597,236

16,565	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27, 144A	6/19 at 105.00	B–	17,743,268

21,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/18 at 100.00	B2	21,127,890
93,125	Total Iowa			96,635,337

	Kansas – 1.1%

1,600	Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B, 5.000%, 6/01/27 – NPFG Insured, 144A	6/25 at 100.00	BBB	1,832,912

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc., Refunding & Improvement Series 2007:
3,305	5.250%, 5/15/22	3/18 at 100.00	BB+	3,309,065
500	5.375%, 5/15/27	3/18 at 100.00	BB+	500,415

2,500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	3/18 at 100.00	BB+	2,503,875

	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B:
25	5.125%, 1/01/22 – AMBAC Insured	3/18 at 100.00	BB	25,038
7,900	5.125%, 1/01/32 – AMBAC Insured	3/18 at 100.00	BB	7,912,245

	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No. 1 Project, Series 2012B:
1,100	5.250%, 12/15/29	12/22 at 100.00	N/R	967,307
1,750	6.100%, 12/15/34	12/22 at 100.00	N/R	1,537,795

	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,485	4.375%, 12/15/23	12/22 at 100.00	N/R	6,642,189
500	5.250%, 12/15/29	12/22 at 100.00	N/R	417,420
1,545	6.000%, 12/15/32	12/22 at 100.00	N/R	1,331,249

500	Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian Manors, Series 2014IV-A, 5.000%, 5/15/29	5/19 at 100.00	N/R	506,830

155	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (7)	163,795

13,215	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	13,449,698
42,080	Total Kansas			41,099,833

	Kentucky – 0.8%

2,415	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	2,650,173

4,475	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	4,339,005

322	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kentucky (continued)

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
$6,105	5.000%, 6/01/28	6/27 at 100.00	Baa3	$7,056,159
3,500	5.000%, 6/01/29	6/27 at 100.00	Baa3	4,014,465
2,000	5.000%, 6/01/31	6/27 at 100.00	Baa3	2,266,160
3,500	5.000%, 6/01/32	6/27 at 100.00	Baa3	3,947,685

1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,356,773

2,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc., TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	11/18 at 100.00	N/R	2,014,980

	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
585	5.000%, 7/01/22	No Opt. Call	Baa2	634,789
1,500	5.000%, 7/01/25	No Opt. Call	Baa2	1,744,425

2,015	Kentucky Housing Corporation, Multifamily Housing Revenue Bonds, Heritage Green Apartments Project, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	2,059,451
29,425	Total Kentucky			32,084,065

	Louisiana – 1.2%

1,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	3/18 at 100.00	B3	1,249,963

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
2,540	6.250%, 7/01/31	7/21 at 100.00	B3	2,653,030
3,480	6.375%, 7/01/41	7/21 at 100.00	B3	3,617,008

500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%, 1/01/28 (Pre-refunded 1/01/19) – AGM Insured (Alternative Minimum Tax)	1/19 at 100.00	A2 (7)	520,135

390	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	A	410,327

9,905	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	9,999,890

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A	2/27 at 100.00	N/R	1,029,140

6,185	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (Alternative Minimum Tax)	7/23 at 100.00	N/R	6,970,186

	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
500	5.000%, 7/01/27	No Opt. Call	Baa1	588,870
1,680	5.000%, 7/01/29	7/27 at 100.00	Baa1	1,970,976
1,000	5.000%, 7/01/32	7/27 at 100.00	Baa1	1,150,800

410	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	443,448

NUVEEN	323

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana (continued)

$165	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	$172,875

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/32	5/27 at 100.00	A3	1,748,670

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
430	5.000%, 5/15/25	No Opt. Call	A3	510,900
400	5.000%, 5/15/26	5/25 at 100.00	A3	473,112
475	5.000%, 5/15/27	5/25 at 100.00	A3	558,866

	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
1,455	6.625%, 12/15/23	No Opt. Call	N/R	1,521,392
770	8.375%, 12/15/43	12/23 at 100.00	N/R	821,913

4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Louisiana Pellets Inc. Project, Series 2015, 7.000%, 7/01/24, 144A (Alternative Minimum Tax) (4)	No Opt. Call	N/R	40,000

	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
980	5.000%, 1/01/27 (Alternative Minimum Tax)	No Opt. Call	A–	1,185,908
750	5.000%, 1/01/28 (Alternative Minimum Tax)	1/27 at 100.00	A–	902,873
750	5.000%, 1/01/29 (Alternative Minimum Tax)	1/27 at 100.00	A–	898,860
900	5.000%, 1/01/30 (Alternative Minimum Tax)	1/27 at 100.00	A–	1,071,450

	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	A–	583,605
500	5.000%, 6/01/25	6/24 at 100.00	A–	583,275

835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	A–	978,286

1,250	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,370,888

1,905	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2003A, 5.000%, 2/01/30	3/18 at 100.00	BB+	1,905,629
46,405	Total Louisiana			45,932,275

	Maine – 0.8%

2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (Alternative Minimum Tax)	12/22 at 100.00	A2	2,682,339

6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2015, 5.125%, 8/01/35, 144A (Mandatory put 8/01/25) (Alternative Minimum Tax)	No Opt. Call	CCC+	6,973,468

3,360	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 5.375%, 12/15/33, 144A (Alternative Minimum Tax)	12/26 at 100.00	N/R	3,437,750

	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
400	5.000%, 7/01/22	No Opt. Call	Ba1	440,668
1,000	5.000%, 7/01/26	7/23 at 100.00	Ba1	1,095,840
500	5.000%, 7/01/27	7/23 at 100.00	Ba1	544,755

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
100	5.250%, 7/01/21	No Opt. Call	Ba3	104,636
6,500	7.500%, 7/01/32	7/21 at 100.00	Ba3	7,391,800

324	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maine (continued)

$9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	3/18 at 100.00	B3	$9,049,729
30,175	Total Maine			31,720,985

	Maryland – 1.4%

700	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	702,366

	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	BBB–	2,025,284
810	5.000%, 9/01/31	9/27 at 100.00	BBB–	952,398
1,500	5.000%, 9/01/33	9/27 at 100.00	BBB–	1,734,945

	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	429,889
260	5.000%, 6/15/24	No Opt. Call	BBB+	301,348
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	316,599
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	439,786
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	391,899

550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	577,759

	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
2,400	4.250%, 6/01/26	No Opt. Call	N/R	2,503,416
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,197,734

600	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A	2/26 at 100.00	N/R	624,468

2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,665,575

10,910	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	11,519,433

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
3,360	5.000%, 12/01/18 (4)	No Opt. Call	N/R	2,016,000
6,000	5.000%, 12/01/31 (4)	3/18 at 100.00	N/R	3,600,000

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	3/18 at 100.00	N/R	600,000

	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
270	5.000%, 7/01/27	No Opt. Call	BBB	316,275
190	5.000%, 7/01/29	7/27 at 100.00	BBB	220,003
325	5.000%, 7/01/30	7/27 at 100.00	BBB	373,146
375	5.000%, 7/01/31	7/27 at 100.00	BBB	427,913
530	5.000%, 7/01/37	7/21 at 100.00	BBB	569,840

4,170	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	1/27 at 100.00	N/R	4,298,603

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
750	5.000%, 7/01/23	No Opt. Call	BBB	856,455
1,500	5.000%, 7/01/24	No Opt. Call	BBB	1,740,090
2,000	5.000%, 7/01/25	No Opt. Call	BBB	2,351,740
1,000	5.000%, 7/01/27	7/25 at 100.00	BBB	1,159,520

NUVEEN	325

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Maryland (continued)

$3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	$4,000,010

400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	426,456

1,700	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30	1/26 at 100.00	N/R	1,684,666
52,485	Total Maryland			52,023,616

	Massachusetts – 3.0%

860	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A	1,028,164

400	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/23	No Opt. Call	Baa2	455,340

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
1,015	4.250%, 1/01/21	No Opt. Call	BBB–	1,074,378
1,040	4.500%, 1/01/22	No Opt. Call	BBB–	1,123,949
1,080	4.700%, 1/01/23	No Opt. Call	BBB–	1,194,653

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.000%, 7/01/24	No Opt. Call	BBB–	1,123,080

	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
300	5.000%, 7/15/21	No Opt. Call	Ba1	324,258
335	5.000%, 7/15/22	No Opt. Call	Ba1	366,617
325	5.000%, 7/15/23	No Opt. Call	Ba1	362,469
315	5.000%, 7/15/24	7/23 at 100.00	Ba1	348,251

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,280	4.375%, 7/01/23 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,372,887
3,860	5.000%, 7/01/25 (Alternative Minimum Tax)	7/22 at 100.00	AA	4,133,558
5,050	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	5,501,672

125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	1/20 at 100.00	A	132,880

4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (Alternative Minimum Tax)	1/25 at 100.00	A	5,198,230

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
5,110	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	3/18 at 100.00	N/R	5,120,935
210	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	3/18 at 100.00	N/R	212,919
14,635	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/18 at 100.00	N/R	14,838,866

25,550	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001B. ARS, 2.544%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	4/18 at 100.00	N/R	24,214,502

46,925	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001C. ARS, 2.571%, 1/01/31 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	N/R	44,472,230
115,015	Total Massachusetts			113,599,838

326	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan – 1.0%

	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
$1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	$2,132,736
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,228,628

45	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A, 4.750%, 7/01/18 – NPFG Insured	3/18 at 100.00	BB	45,523

1,360	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Senior Lien Series 1997C, 6.850%, 5/01/21	3/18 at 100.00	B–	1,372,607

175	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	5/18 at 100.00	B–	173,086

60	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21 – ACA Insured	3/18 at 100.00	B–	59,344

5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	3/18 at 100.00	BBB+	5,011

700	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Series 2015D-1, 5.000%, 7/01/30	7/25 at 100.00	A–	806,015

5,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/24 – AGM Insured (6)	No Opt. Call	A2	5,810,100

	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-7:
1,200	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	BBB+	1,390,272
2,895	5.000%, 7/01/24 – NPFG Insured	No Opt. Call	BBB+	3,396,443

230	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB–	229,253

1,370	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,163,938

120	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB–	121,146

500	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured (Pre-refunded 3/19/18)	3/18 at 100.00	N/R (7)	500,015

900	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30, 144A (Alternative Minimum Tax)	12/23 at 100.00	N/R	1,004,832

15,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	15,162,000

1,300	Oakland County Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Archdiocese of Detroit, Refunding Series 2011, 6.500%, 12/01/20	No Opt. Call	N/R	1,340,014

750	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	787,230
35,535	Total Michigan			37,728,193

NUVEEN	327

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota – 1.5%

	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
$320	3.500%, 8/01/26	No Opt. Call	BB+	$316,022
400	3.500%, 8/01/27	8/26 at 100.00	BB+	391,376
270	4.000%, 8/01/28	8/26 at 100.00	BB+	272,535
415	4.000%, 8/01/29	8/26 at 100.00	BB+	416,789
260	4.000%, 8/01/30	8/26 at 100.00	BB+	259,992
300	4.000%, 8/01/31	8/26 at 100.00	BB+	298,437

330	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	370,263

	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
225	4.000%, 7/01/20	No Opt. Call	N/R	223,576
770	4.750%, 7/01/25	No Opt. Call	N/R	776,276
630	5.250%, 7/01/30	7/25 at 100.00	N/R	639,740

1,470	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB+	1,531,740

	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	371,828
540	5.000%, 7/01/31	7/24 at 102.00	N/R	563,144

1,675	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	B–	1,553,680

160	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	169,637

	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
270	4.000%, 7/01/19	No Opt. Call	BB+	276,064
300	4.000%, 7/01/20	No Opt. Call	BB+	309,639
500	4.000%, 7/01/23	No Opt. Call	BB+	519,750
420	4.000%, 7/01/24	No Opt. Call	BB+	435,813
500	5.000%, 7/01/29	7/24 at 100.00	BB+	538,415

2,460	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	3/18 at 100.00	N/R	2,459,926

550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	3/18 at 100.00	B3	549,984

1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	1,904,948

2,090	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	2,133,159

585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	588,007

	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,625	3.750%, 12/01/22, 144A	No Opt. Call	N/R	1,622,075
1,840	4.250%, 12/01/27, 144A	No Opt. Call	N/R	1,838,473

328	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	$574,030

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	517,820
335	4.000%, 3/01/24	3/23 at 100.00	N/R	344,588
325	4.000%, 3/01/27	3/23 at 100.00	N/R	326,190

1,180	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A, 4.150%, 9/01/24	No Opt. Call	BB+	1,209,642

2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory put 9/01/24)	9/18 at 100.00	N/R	2,311,552

1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB–	1,215,812

7,995	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck ? Saint Mary’s School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB+	8,549,213

1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	CCC–	794,080

4,580	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28, 144A	7/26 at 100.00	N/R	4,580,000

250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 4.750%, 7/01/29, 144A	7/27 at 100.00	N/R	254,980

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.000%, 9/01/27	9/20 at 101.00	BB+	1,006,550

	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
1,190	4.000%, 12/01/24	No Opt. Call	BB	1,221,059
700	4.500%, 12/01/29	12/24 at 100.00	BB	715,834

	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
345	3.625%, 10/01/21	No Opt. Call	N/R	343,610
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,394,035
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,129,261

4,260	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/24 (ETM)	No Opt. Call	A+ (7)	5,076,046

4,825	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/26 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (7)	5,251,578

205	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	205,925

	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	207,786
400	4.000%, 12/01/24	No Opt. Call	N/R	414,912
56,955	Total Minnesota			58,975,791

NUVEEN	329

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi – 0.1%

$3,934	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. USbank Trustee on underlying Bond, 5.750%, 12/01/47, 144A (Mandatory put 3/01/19) (Alternative Minimum Tax)	3/18 at 100.00	N/R	$3,888,627

	Missouri – 1.2%

	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
650	4.000%, 11/01/26	11/25 at 100.00	N/R	657,826
1,000	4.000%, 11/01/27	11/25 at 100.00	N/R	1,005,300

790	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB–	921,164

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875	5.000%, 3/01/27	No Opt. Call	BBB–	1,017,284
1,400	5.000%, 3/01/28	3/27 at 100.00	BBB–	1,621,564
700	5.000%, 3/01/30	3/27 at 100.00	BBB–	802,326
200	5.000%, 3/01/31	3/27 at 100.00	BBB–	227,870

7,175	Independence Thirty-Ninth Street Transportation Development District, Missouri, Revenue Bonds, Road Improvement Project, Refunding Series 2008, 6.875%, 9/01/32	9/18 at 100.00	N/R	7,257,943

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
1,125	3.375%, 3/01/20	No Opt. Call	N/R	1,139,625
1,150	3.750%, 3/01/21	No Opt. Call	N/R	1,179,636

	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,091,190
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,172,298
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,181,293
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,271,739
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	2,877,337

2,000	Lee’s Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.000%, 11/01/27, 144A	No Opt. Call	N/R	1,993,000

1,555	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,556,353

	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Refunding Series 2016B:
1,465	5.000%, 4/01/24	No Opt. Call	A–	1,677,293
1,535	5.000%, 4/01/25	No Opt. Call	A–	1,777,868

1,340	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	3/18 at 100.00	N/R	1,328,798

1,895	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30	5/21 at 100.00	N/R	1,887,970

	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A:
660	4.000%, 5/01/20	No Opt. Call	N/R	665,194
1,135	5.000%, 5/01/24	5/23 at 100.00	N/R	1,170,321

330	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
$895	5.000%, 11/15/27	11/25 at 100.00	N/R	$960,478
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,047,984
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,148,622

1,150	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	6/18 at 100.00	N/R	1,152,013

325	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	3/18 at 100.00	N/R	325,107

1,150	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	1,240,643

625	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB–	724,838

2,000	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	2,042,900
41,830	Total Missouri			44,123,777

	Montana – 0.1%

	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	1,090,240
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,280,607
435	5.250%, 5/15/32	5/25 at 102.00	N/R	469,000
2,615	Total Montana			2,839,847

	Nebraska – 0.0%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
165	5.250%, 12/01/18	No Opt. Call	BBB+	170,118
150	5.250%, 12/01/19	No Opt. Call	BBB+	159,065
815	5.250%, 12/01/21	No Opt. Call	BBB+	911,219
1,130	Total Nebraska			1,240,402

	Nevada – 0.9%

	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain’s Edge, Refunding 2012:
755	5.000%, 8/01/21	No Opt. Call	BBB	809,556
1,460	4.000%, 8/01/22	No Opt. Call	BBB	1,510,604
2,045	4.000%, 8/01/23	8/22 at 100.00	BBB	2,109,704

705	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24	No Opt. Call	N/R	749,923

1,340	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,433,143

1,170	Director of Nevada State Department of Business & Industry, Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC, Green Bonds, Series 2017B, 5.125%, 12/15/37, 144A	12/27 at 100.00	N/R	1,186,825

	Director of Nevada State Department of Business & Industry, Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC, Series 2017:
7,900	5.875%, 12/15/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	8,516,200
500	6.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	549,335

NUVEEN	331

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

$1,650	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25, 144A	No Opt. Call	BB	$1,671,302

1,615	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-12, Lake Las Vegas NorthShore, Refunding Series 2013, 4.000%, 8/01/18	No Opt. Call	N/R	1,627,306

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,577,489
675	4.000%, 9/01/35	9/26 at 100.00	N/R	672,428

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
475	4.000%, 6/01/21	No Opt. Call	N/R	494,827
605	5.000%, 6/01/23	No Opt. Call	N/R	653,079
570	5.000%, 6/01/24	No Opt. Call	N/R	618,365
470	5.000%, 6/01/25	6/24 at 100.00	N/R	505,687

	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
500	5.000%, 12/01/26	12/25 at 100.00	N/R	541,360
1,570	5.000%, 12/01/28	12/25 at 100.00	N/R	1,675,520

335	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/27, 144A	7/25 at 100.00	BB+	360,433

1,000	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017, 4.000%, 12/01/27, 144A	No Opt. Call	N/R	977,540

300	Overton Power District 5, Nevada, Special Obligation Revenue Bonds, Series 2008, 8.000%, 12/01/38 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa1 (7)	317,403

4,000	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	3/18 at 100.00	B	3,997,440

2,210	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	3/18 at 100.00	N/R	2,209,890

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
100	6.500%, 6/15/20, 144A	6/18 at 100.00	Ba3	101,252
250	6.750%, 6/15/28, 144A	6/18 at 100.00	Ba3	253,148
33,765	Total Nevada			35,119,759

	New Hampshire – 0.0%

900	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B, 0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	866,592

	New Jersey – 8.0%

4,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	3,822,160

2,470	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	BBB+	2,747,035

3,960	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)	No Opt. Call	Ba1	4,324,280

332	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$670	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A, 4.000%, 6/15/30	6/26 at 100.00	BBB+	$691,340

445	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A, 4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	Baa1 (7)	508,666

330	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24, 144A	No Opt. Call	B+	340,517

900	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/32	7/27 at 100.00	BBB–	1,016,406

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
140	3.500%, 9/01/22, 144A	No Opt. Call	BB	139,341
210	4.250%, 9/01/27, 144A	No Opt. Call	BB	210,485

830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB+	894,350

	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
905	3.625%, 1/01/19	No Opt. Call	N/R	915,742
1,000	4.375%, 1/01/24	No Opt. Call	N/R	1,050,240

1,120	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	1,266,429

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A:
9,000	4.000%, 7/01/32	7/27 at 100.00	Baa2	9,221,760
5,775	5.000%, 7/01/33	7/27 at 100.00	Baa2	6,410,481

650	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/25	No Opt. Call	BBB–	734,975

	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A:
780	4.000%, 7/01/20	No Opt. Call	BBB–	811,387
2,460	4.000%, 7/01/24	No Opt. Call	BBB–	2,582,582

375	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	399,705

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX:
5,000	5.000%, 6/15/21	No Opt. Call	BBB+	5,379,750
5,000	5.000%, 6/15/22	No Opt. Call	BBB+	5,463,700
6,900	5.000%, 6/15/25	No Opt. Call	BBB+	7,810,179
10,000	5.000%, 6/15/26	6/25 at 100.00	BBB+	11,269,300

5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB+	5,464,650

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340:
250	3.299%, 9/01/25, 144A (IF) (6)	3/25 at 100.00	BBB+	230,160
1,000	4.506%, 9/01/27, 144A (IF) (6)	3/23 at 100.00	BBB+	949,240

100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc. Project; Series 2014A, 5.125%, 10/01/24	No Opt. Call	BB–	103,359

NUVEEN	333

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

$4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Alternative Minimum Tax)	9/22 at 100.00	BB–	$5,296,192

530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	3/18 at 100.00	BB–	531,659

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
820	4.875%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	BB–	847,265
7,720	5.125%, 9/15/23 (Alternative Minimum Tax)	3/18 at 100.00	BB–	8,673,806
8,000	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	8,820,320

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B:
425	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	486,298
1,250	5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB–	1,430,288

1,680	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	1,893,864

5,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	5,685,350

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
3,335	5.000%, 7/01/20	No Opt. Call	BB+	3,463,197
525	5.000%, 7/01/21	No Opt. Call	BB+	552,279
6,750	6.000%, 7/01/26	7/21 at 100.00	BB+	7,353,855
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,094,120

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Refunding Series 2016:
1,050	5.000%, 7/01/26	No Opt. Call	BBB–	1,218,389
1,170	5.000%, 7/01/28	7/26 at 100.00	BBB–	1,343,371

	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,515	5.000%, 6/15/27	6/26 at 100.00	Baa1	2,887,949
9,410	5.000%, 6/15/28	6/26 at 100.00	Baa1	10,752,525
2,525	5.000%, 6/15/29	6/26 at 100.00	Baa1	2,873,172
1,000	5.000%, 6/15/30	6/26 at 100.00	Baa1	1,132,330

4,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB+	4,467,229

11,855	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index Series 2017D-1, 1.802%, 1/01/24 (1-Month LIBOR*67% reference rate + 0.70% spread) (5)	No Opt. Call	A+	11,928,382

14,900	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	16,216,415

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
1,000	5.000%, 1/01/29 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,119,320
1,300	5.000%, 1/01/30 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,447,017
850	5.000%, 1/01/32 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	934,907
1,220	5.000%, 1/01/33 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,348,283
1,250	5.000%, 1/01/34 (Alternative Minimum Tax)	1/28 at 100.00	Baa1	1,379,238

334	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$1,521	4.500%, 6/01/23	3/18 at 100.00	Baa2	$1,541,883
21,090	4.625%, 6/01/26	3/18 at 100.00	Ba3	21,157,699
52,265	5.000%, 6/01/29	3/18 at 100.00	B2	52,263,955
50,470	4.750%, 6/01/34 (WI/DD, Settling 1/09/18)	2/18 at 100.00	B3	49,509,556
290,471	Total New Jersey			304,408,332

	New Mexico – 0.2%

1,730	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	3/18 at 100.00	N/R	1,731,055

	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015:
125	4.000%, 10/01/20	No Opt. Call	N/R	124,833
240	4.875%, 10/01/25	No Opt. Call	N/R	240,283

1,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 5.200%, 6/01/40 (Mandatory put 6/01/20)	No Opt. Call	Baa2	1,462,872

480	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	505,157

2,335	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, FHA/HFA Risk Sharing Program: Sandpiper Apartments Project, Series 2002A, 6.050%, 7/01/28 (Alternative Minimum Tax)	1/18 at 100.00	AA–	2,340,791

950	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	966,882

1,985	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25, 144A	5/20 at 103.00	N/R	1,999,510
9,200	Total New Mexico			9,371,383

	New York – 3.7%

180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB+	206,867

1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27	6/24 at 103.00	BBB–	1,085,210

40	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	B+	41,070

	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
805	5.000%, 11/01/21	No Opt. Call	BB	854,089
845	5.000%, 11/01/22	No Opt. Call	BB	906,246

3,000	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 4.500%, 1/01/25, 144A(Alternative Minimum Tax)	No Opt. Call	N/R	3,376,680

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
715	5.000%, 5/01/23	No Opt. Call	BBB–	807,428
3,745	5.000%, 5/01/24	5/23 at 100.00	BBB–	4,211,178
2,830	5.000%, 5/01/26	5/23 at 100.00	BBB–	3,148,828
1,815	5.000%, 5/01/27	5/23 at 100.00	BBB–	2,029,025

NUVEEN	335

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
$5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (7)	$5,456
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (7)	17,362

	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (7)	98,382
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (7)	75,234
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (7)	23,149

6,800	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008, 6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3 (7)	7,107,700

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015:
300	5.000%, 12/01/26, 144A	6/25 at 100.00	BBB–	341,736
1,200	5.000%, 12/01/28, 144A	6/25 at 100.00	BBB–	1,355,832

	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
4,000	5.000%, 12/01/26, 144A	No Opt. Call	BBB–	4,614,640
1,800	5.000%, 12/01/28, 144A	6/27 at 100.00	BBB–	2,072,502
2,500	5.000%, 12/01/31, 144A	6/27 at 100.00	BBB–	2,841,350

2,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series 2010, 5.250%, 7/01/35	7/20 at 100.00	Ba1	2,699,658

	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
4,360	5.000%, 12/01/21, 144A	No Opt. Call	BB–	4,550,314
6,470	5.000%, 12/01/26, 144A	No Opt. Call	BB–	6,647,084

1,000	Genesee County Industrial Development Agency, New York, Civic Facility Revenue Bonds, United Memorial Medical Center Project, Series 2007, 5.000%, 12/01/32	4/18 at 100.00	N/R	1,000,950

1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinate Series 2000, 6.000%, 12/15/25 (Alternative Minimum Tax)	6/18 at 100.00	Ba1	1,703,492

1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 5.890%, 2/01/32	2/27 at 100.00	N/R	1,011,150

400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	Baa1	456,512

5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	3/18 at 100.00	B–	5,520,938

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
210	5.000%, 7/01/27	7/25 at 100.00	BBB	241,651
375	5.000%, 7/01/28	7/25 at 100.00	BBB	429,334

2,000	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/39 – AMBAC Insured	3/18 at 100.00	Baa3	2,027,720

7,000	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006, 2.921%, 3/01/26 – FGIC Insured	No Opt. Call	BBB	6,669,390

11,920	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	13,199,493

336	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	$5,447,700

7,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	8,273,161

4,975	New York State Energy Research and Development Authority, Facilities Revenue Refunding Bonds, Consolidated Edison Company Inc., Series 1999A-3, 1.943%, 5/01/34 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A–	4,780,627

7,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2014R-2, 3.125%, 12/01/44, 144A (Mandatory put 6/01/26) (Alternative Minimum Tax)	No Opt. Call	CCC+	6,182,820

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
10,785	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	11,606,278
8,485	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	9,077,253

4,500	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/31 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	4,736,565

1,000	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.000%, 7/01/19 (ETM)	No Opt. Call	N/R (7)	1,032,400

1,250	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 4.625%, 7/01/22 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (7)	1,306,950

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/18 at 100.00	BBB	78,559

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	N/R	101,315

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
1,400	5.000%, 6/01/23	No Opt. Call	B+	1,530,802
850	5.000%, 6/01/24	No Opt. Call	B+	935,425
1,600	5.000%, 6/01/25	No Opt. Call	B+	1,773,024

	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
685	5.000%, 11/01/27	11/25 at 100.00	BBB	796,518
830	5.000%, 11/01/28	11/25 at 100.00	BBB	959,422
132,315	Total New York			139,996,469

	North Carolina – 0.0%

855	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25, 144A	No Opt. Call	N/R	852,871

500	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38 (Pre-refunded 4/01/18)	4/18 at 100.00	Baa3 (7)	505,830
1,355	Total North Carolina			1,358,701

	North Dakota – 0.2%

490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (7)	554,014

NUVEEN	337

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Dakota (continued)

	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A:
$165	5.000%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	$182,391
1,200	5.000%, 7/01/24 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,326,480
1,070	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,182,778
1,460	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (7)	1,613,884

2,005	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/31	6/28 at 100.00	BBB–	2,272,948
6,390	Total North Dakota			7,132,495

	Ohio – 5.6%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
39,535	5.875%, 6/01/30	3/18 at 100.00	Caa1	38,149,694
41,085	5.750%, 6/01/34	3/18 at 100.00	Caa1	39,769,869

	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,015	5.000%, 12/01/24	12/22 at 100.00	N/R	2,026,042
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,172,626

400	Butler County Port Authority, Ohio, Revenue Bonds, StoryPoint Fairfield Project, Senior Series 2017A-1, 6.250%, 1/15/34, 144A	1/24 at 104.00	N/R	425,512

470	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	502,355

	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding &Improvement Series 2014:
150	5.000%, 11/15/23	No Opt. Call	BBB+	171,573
205	5.000%, 11/15/24	No Opt. Call	BBB+	236,447
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	227,842
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	564,600

	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012:
1,650	5.000%, 6/01/21	No Opt. Call	A–	1,810,116
5,000	5.250%, 6/01/26	6/22 at 100.00	A–	5,691,800

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
275	5.000%, 12/01/22	3/18 at 100.00	N/R	275,231
525	5.000%, 12/01/32	3/18 at 100.00	N/R	525,037

1,925	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	1,998,458

1,500	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25	No Opt. Call	N/R	1,565,445

170	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	178,456

1,685	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29	11/23 at 100.00	BBB+	1,911,430

905	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2009B, 5.250%, 5/01/29 (Pre-refunded 11/12/23)	11/23 at 100.00	N/R (7)	1,047,664

338	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
$1,250	5.000%, 2/15/20	No Opt. Call	Ba2	$1,306,888
1,725	5.000%, 2/15/21	No Opt. Call	Ba2	1,836,918
2,250	5.000%, 2/15/27	2/23 at 100.00	Ba2	2,458,553

2,000	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38	12/19 at 100.00	A–	2,131,660

1,180	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	C	522,056

12,235	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009C, 5.625%, 6/01/18	No Opt. Call	CCC+	12,206,615

20,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21)	No Opt. Call	CCC+	20,463,583

17,435	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	C	7,714,290

2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (Mandatory put 7/01/18)	No Opt. Call	C	913,721

3,100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (Mandatory put 6/01/20)	No Opt. Call	C	1,371,502

	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B:
1,500	3.625%, 12/01/33 (Mandatory put 6/01/20)	No Opt. Call	C	663,630
215	3.125%, 1/01/34 (Mandatory put 7/01/18)	No Opt. Call	C	95,133

1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	C	663,645

3,540	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	C	1,566,202

1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	1,098,286

9,985	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	10,394,185

8,780	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	Ba1	9,075,974

1,680	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	1,748,494

720	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A	10/25 at 101.00	N/R	725,933

9,250	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	3/18 at 100.00	Ba2	9,264,708

NUVEEN	339

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Ohio (continued)

$265	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	3/18 at 100.00	Ba2	$265,488

1,725	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	Caa1	1,796,156

8,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)	No Opt. Call	C	3,760,230

8,680	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (Mandatory put 6/03/19)	No Opt. Call	C	3,840,553

2,275	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33 (Mandatory put 4/01/20)	No Opt. Call	C	1,006,528

1,875	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20) (Alternative Minimum Tax)	No Opt. Call	C	829,556

500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33 (Mandatory put 6/03/19)	No Opt. Call	C	221,230

250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc., Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	259,275

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
300	5.000%, 12/01/23	No Opt. Call	BB	326,505
595	5.000%, 12/01/24	No Opt. Call	BB	654,333
415	5.000%, 12/01/25	12/24 at 100.00	BB	455,043
850	5.500%, 12/01/29	12/24 at 100.00	BB	943,067

2,010	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	2/18 at 100.00	Ba2	2,013,236

	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, L.L.C. – The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB–	1,619,883
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB–	2,424,218

9,065	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	9,363,692
243,705	Total Ohio			215,251,166

	Oklahoma – 0.9%

2,950	Arbuckle Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2008, 7.250%, 1/01/38	1/18 at 102.00	N/R	3,015,520

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB–	584,425
600	5.000%, 11/15/28	11/25 at 102.00	BBB–	693,462
400	5.000%, 11/15/29	11/25 at 102.00	BBB–	460,176
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB–	2,041,019
730	5.000%, 11/15/32	11/25 at 102.00	BBB–	831,543

340	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

$4,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	$5,321,550

17,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)	6/25 at 100.00	BB–	19,599,223
29,710	Total Oklahoma			32,546,918

	Oregon – 0.1%

750	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/32	11/25 at 102.00	N/R	817,643

280	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A, 5.000%, 10/01/19	No Opt. Call	N/R	289,951

840	Oregon Facilities Authority, Revenue Bonds, College Housing Northwest Projects, Refunding Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	891,240

430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	432,154

970	Oregon Facilities Authority, Revenue Bonds, Trillium Charter School Project, Refunding Series 2007A, 6.875%, 11/01/27	11/21 at 100.00	N/R	988,032

550	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	601,315

405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	3/18 at 100.00	N/R	404,988
4,225	Total Oregon			4,425,323

	Pennsylvania – 5.3%

	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
10,500	6.750%, 11/01/24	11/19 at 100.00	Caa1	10,849,545
1,350	6.875%, 5/01/30	11/19 at 100.00	Caa1	1,382,427

5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	Caa1	5,307,290

400	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38 (Pre-refunded 10/15/18)	10/18 at 100.00	Baa3 (7)	413,956

680	Allegheny County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	719,338

10,040	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	3/18 at 100.00	N/R	9,912,291

2,000	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017, 5.875%, 7/01/32, 144A	7/24 at 100.00	N/R	2,015,540

	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017:
3,750	5.000%, 5/01/27, 144A	No Opt. Call	Ba1	4,300,238
4,825	5.000%, 5/01/32, 144A	5/27 at 100.00	Ba1	5,372,155

2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	2,125,200

NUVEEN	341

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (Mandatory put 7/01/21)	No Opt. Call	C	$1,105,950

4,225	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 4.250%, 10/01/47 (Mandatory put 4/01/21)	No Opt. Call	CCC+	4,161,667

7,930	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41 (Mandatory put 6/01/20)	No Opt. Call	C	3,508,391

10,440	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (Mandatory put 6/01/20)	No Opt. Call	C	4,618,865

3,570	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	C	1,579,725

3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, U.S. Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	Caa1	3,398,973

3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB–	3,497,493

2,890	Butler County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, AK Steel Corporation Project, Series 2012-A, 6.250%, 6/01/20 (Alternative Minimum Tax)	No Opt. Call	B–	2,949,910

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	967,164
295	5.000%, 12/01/30	12/25 at 100.00	N/R	310,939

1,755	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB–	1,799,928

1,975	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB+	2,108,806

1,500	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB+	1,599,015

805	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB–	828,683

1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc. Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	Baa3	1,066,710

	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
655	5.000%, 5/01/23	No Opt. Call	Baa3	736,882
500	5.000%, 5/01/24	No Opt. Call	Baa3	568,020

7,620	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 1.642%, 6/01/27 (3-Month LIBOR*67% reference rate + 0.65% spread) (5)	No Opt. Call	A+	7,187,565

150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21 (Pre-refunded 7/01/18)	7/18 at 100.00	AA (7)	152,600

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB–	562,308

342	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$270	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19	No Opt. Call	BBB–	$279,653

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. – Student Housing Project at Millersville University, Series 2014:
790	5.000%, 7/01/20	No Opt. Call	BBB–	852,197
870	5.000%, 7/01/22	No Opt. Call	BBB–	978,863
405	5.000%, 7/01/24	No Opt. Call	BBB–	468,500
1,000	5.000%, 7/01/29	7/24 at 100.00	BBB–	1,106,650

1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,049,370

	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A:
1,000	4.500%, 12/01/29	6/27 at 100.00	N/R	1,020,050
500	5.000%, 12/01/32	6/27 at 100.00	N/R	526,835

	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013:
1,000	5.000%, 5/01/20	No Opt. Call	BBB	1,066,460
1,000	5.000%, 5/01/22	No Opt. Call	BBB	1,106,670

3,312	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	3,401,590

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc., Refunding Series 2014A:
1,165	5.000%, 10/01/24	No Opt. Call	Baa3	1,340,006
1,200	5.000%, 10/01/25	10/24 at 100.00	Baa3	1,360,392
2,030	5.000%, 10/01/26	10/24 at 100.00	Baa3	2,288,033

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2008, 7.000%, 2/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (7)	1,004,300

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,036,390

1,925	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	2,239,276

635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB	739,794

8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor., Series 2005A, 3.750%, 12/01/40 (Mandatory put 7/01/20)	No Opt. Call	C	3,798,176

11,900	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009B, 5.000%, 12/01/38 (Mandatory put 9/01/20)	No Opt. Call	B+	12,011,265

44,695	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009C, 5.000%, 12/01/37 (Mandatory put 9/01/20)	No Opt. Call	B+	45,112,898

3,240	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R (7)	3,466,282

NUVEEN	343

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
$350	5.000%, 6/30/24 (Alternative Minimum Tax)	No Opt. Call	BBB	$404,628
750	5.000%, 12/31/26 (Alternative Minimum Tax)	6/26 at 100.00	BBB	884,483

6,050	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	6/18 at 100.00	Ba2	6,061,737

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Ba1	179,601

120	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (7)	132,214

	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
200	5.000%, 7/01/31	7/27 at 100.00	BB	219,648
500	5.000%, 7/01/32	7/27 at 100.00	BB	547,030

2,255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23	No Opt. Call	N/R	2,359,136

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Ninth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	BBB+	73,513

3,200	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 1.779%, 11/15/34 (3-Month LIBOR*67% reference rate + 0.83% spread) (5)	3/18 at 100.00	AA–	3,039,808

	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
1,745	5.000%, 9/01/24	No Opt. Call	BB+	1,906,535
405	5.000%, 9/01/25	No Opt. Call	BB+	442,932
420	5.000%, 9/01/26	No Opt. Call	BB+	459,148
440	5.000%, 9/01/27	No Opt. Call	BB+	479,367

	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
2,245	5.000%, 11/15/26	5/24 at 100.00	BB+	2,423,635
2,615	5.000%, 11/15/32	5/24 at 100.00	BB+	2,748,574

320	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20 (ETM)	No Opt. Call	N/R (7)	333,779

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB	397,424

	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
3,165	5.000%, 7/01/29	7/27 at 100.00	Ba1	3,636,680
2,045	5.000%, 7/01/30	7/27 at 100.00	Ba1	2,337,149
1,750	5.000%, 7/01/31	7/27 at 100.00	Ba1	1,984,693
1,370	5.000%, 7/01/33	7/27 at 100.00	Ba1	1,541,867
215,242	Total Pennsylvania			203,954,805

344	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Rhode Island – 0.1%

	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal Building Projects, Refunding Series 2015A:
$1,500	5.000%, 4/01/23	No Opt. Call	BBB–	$1,680,840
1,500	5.000%, 4/01/24	No Opt. Call	BBB–	1,696,965

1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	BB– (7)	1,296,411
4,115	Total Rhode Island			4,674,216

	South Carolina – 0.3%

85	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20 (ETM)	No Opt. Call	N/R (7)	88,679

415	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25, 144A	2/25 at 100.00	BB	420,532

735	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	768,178

	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc., Series 2013:
1,870	5.000%, 5/01/21	No Opt. Call	N/R	1,999,161
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,267,227
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,092,090

400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24	8/23 at 100.00	BBB+	449,616

	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A+	639,128
125	5.000%, 12/01/28	6/26 at 100.00	A+	146,809
830	5.000%, 12/01/29	6/26 at 100.00	A+	970,718

	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1:
525	3.125%, 12/01/22	No Opt. Call	N/R	527,489
1,310	5.000%, 12/01/26	12/23 at 100.00	N/R	1,405,381
9,005	Total South Carolina			9,775,008

	South Dakota – 0.0%

160	Rapid City, South Dakota, Airport Revenue Bonds, Passenger Facility Charge Supported, Refunding Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa3	169,371

	Tennessee – 1.6%

1,000	Blount County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc., Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	1,080,750

	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
500	0.000%, 12/01/18, 144A	No Opt. Call	N/R	485,265
1,205	0.000%, 12/01/19, 144A	No Opt. Call	N/R	1,126,000
1,180	0.000%, 12/01/20, 144A	No Opt. Call	N/R	1,049,398
775	0.000%, 12/01/21, 144A	No Opt. Call	N/R	656,704
1,000	0.000%, 12/01/22, 144A	No Opt. Call	N/R	804,460

1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,556,610

NUVEEN	345

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tennessee (continued)

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
$700	5.000%, 10/01/24	No Opt. Call	Baa2	$803,754
1,135	5.000%, 10/01/25	10/24 at 100.00	Baa2	1,303,230

1,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Appalachian Christian Village Project, Refunding & Improvement Series 2013, 4.000%, 2/15/23	No Opt. Call	BB–	896,210

	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
21,010	5.250%, 5/01/25, 144A	11/24 at 100.00	N/R	20,779,730
2,830	6.000%, 5/01/34, 144A	11/24 at 100.00	N/R	2,686,972

1,060	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	1,114,590

1,860	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A	No Opt. Call	N/R	1,859,963

	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
4,000	6.500%, 6/01/27, 144A	No Opt. Call	N/R	4,148,880
12,635	7.125%, 6/01/32, 144A	6/27 at 100.00	N/R	13,457,918

850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	944,486

5,456	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	6,486,038

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
925	5.000%, 2/01/20	No Opt. Call	BBB+	980,990
40	5.000%, 2/01/24	No Opt. Call	BBB+	46,019
190	5.000%, 2/01/25	No Opt. Call	BBB+	220,902
60,851	Total Tennessee			62,488,869

	Texas – 5.9%

520	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27	No Opt. Call	N/R	521,336

350	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB+	353,528

160	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB+	175,814

	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
725	4.000%, 6/15/26	6/21 at 100.00	BB	715,271
210	5.000%, 6/15/36	6/21 at 100.00	BB	212,379

730	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A, 4.550%, 8/15/28	8/27 at 100.00	N/R	731,657

1,150	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,155,520

346	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
$165	5.000%, 1/01/30	1/27 at 100.00	BBB+	$194,981
1,800	5.000%, 1/01/31	1/27 at 100.00	BBB+	2,100,474
1,700	5.000%, 1/01/32	1/27 at 100.00	BBB+	1,972,102
985	5.000%, 1/01/33	1/27 at 100.00	BBB+	1,140,128
580	5.000%, 1/01/34	1/27 at 100.00	BBB+	666,414

	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
575	5.000%, 1/01/27	No Opt. Call	BBB–	678,477
390	5.000%, 1/01/28	1/27 at 100.00	BBB–	457,466
725	5.000%, 1/01/29	1/27 at 100.00	BBB–	845,401
700	5.000%, 1/01/30	1/27 at 100.00	BBB–	812,644

265	Austin, Texas, Estancia Hill Country Public Improvement District, Area 1 Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	N/R	266,895

320	Bexar County Health Facilities Development Corporation, Texas, Revenue Bonds, Army Retirement Residence Foundation Project, Series 2007, 5.000%, 7/01/27	3/18 at 100.00	BBB	320,410

2,600	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,633,150

1,050	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	1,052,394

305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	297,646

650	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, Series 2015, 5.375%, 9/01/28	9/20 at 103.00	N/R	658,964

1,350	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	1,363,095

1,350	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,359,545

520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	528,471

375	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016, 4.375%, 9/01/26, 144A	9/22 at 103.00	N/R	374,580

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18 (ETM)	No Opt. Call	Baa2 (7)	65,000

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
300	5.000%, 1/01/25	No Opt. Call	Baa2	352,905
850	5.000%, 1/01/29	7/25 at 100.00	Baa2	989,987

700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	BBB+	815,990

1,460	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 4.000%, 12/01/25	6/25 at 100.00	BBB–	1,554,550

910	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	894,293

350	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	349,986

NUVEEN	347

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,400	Dallas County Schools, Texas, Public Property Finance Contractual Obligations, Series 2014, 5.000%, 6/01/22	No Opt. Call	B3	$1,290,212

920	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	973,967

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
255	5.000%, 9/01/21	No Opt. Call	BB+	275,862
230	5.000%, 9/01/22	No Opt. Call	BB+	252,170
325	5.000%, 9/01/23	No Opt. Call	BB+	359,489
305	5.000%, 9/01/24	No Opt. Call	BB+	339,624
1,785	5.250%, 9/01/29	9/24 at 100.00	BB+	1,984,777

1,170	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Series 2014, 6.125%, 9/01/28	9/19 at 103.00	N/R	1,199,414

5,580	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	Caa1	5,842,818

785	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	3/18 at 100.00	Caa1	792,120

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
280	4.000%, 9/01/23	No Opt. Call	BBB	300,048
295	4.000%, 9/01/24	No Opt. Call	BBB	317,110
310	4.000%, 9/01/25	No Opt. Call	BBB	333,045
335	4.000%, 9/01/27	No Opt. Call	BBB	355,391

560	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017, 4.500%, 9/01/27	No Opt. Call	N/R	578,715

200	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase13 Project, Series 2014, 6.000%, 9/01/26 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	218,658

500	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase14-16 Project, Series 2014, 6.750%, 9/01/28 (Pre-refunded 9/01/19)	9/19 at 103.00	N/R (7)	556,370

425	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%, 9/01/27	No Opt. Call	N/R	424,307

	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A:
105	5.000%, 6/01/18	No Opt. Call	Baa3	106,346
915	5.000%, 6/01/23	No Opt. Call	Baa3	1,019,292
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa3	1,519,182

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
425	5.000%, 11/15/23	No Opt. Call	BBB	487,127
545	5.000%, 11/15/24	No Opt. Call	BBB	636,075

5,500	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	Caa1	5,810,200

2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	2,010,680

348	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (Alternative Minimum Tax)	7/21 at 100.00	BB–	$1,392,075

5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015C, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	5,317,650

	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014:
9,250	4.500%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	BB–	9,717,588
13,775	4.750%, 7/01/24 (Alternative Minimum Tax)	No Opt. Call	BB–	15,454,861

1,090	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	9/24 at 100.00	A–	1,275,900

	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,400	5.000%, 8/15/24	No Opt. Call	BBB+	1,613,108
1,000	5.000%, 8/15/25	No Opt. Call	BBB+	1,166,350

1,500	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.125%, 9/01/28, 144A	9/26 at 100.00	N/R	1,504,665

700	Leander, Texas, Special Assessment Revenue Bonds, Oak Creek Public Improvement District, Series 2014, 5.375%, 9/01/28	9/19 at 103.00	N/R	702,660

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Series 2014:
685	6.400%, 9/01/23	3/18 at 103.00	N/R	699,221
805	6.650%, 9/01/28	3/18 at 103.00	N/R	823,724

565	Little Elm, Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%, 9/01/27, 144A	No Opt. Call	N/R	566,226

425	Little Elm, Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A	No Opt. Call	N/R	424,316

	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phases 2 -5 Major Improvement Project, Series 2014:
2,205	6.650%, 9/01/21	9/18 at 100.00	N/R	2,221,339
2,945	6.900%, 9/01/24	9/18 at 100.00	N/R	2,995,271

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
1,030	5.500%, 2/15/18 (ETM)	No Opt. Call	N/R (7)	1,034,862
340	5.750%, 2/15/19 (ETM)	No Opt. Call	N/R (7)	355,858

50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa1	52,970

500	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Public Improvement District Phase 1, Series 2015, 5.125%, 9/15/28	9/20 at 103.00	N/R	507,985

300	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc., Series 2014, 5.000%, 2/15/24	No Opt. Call	BB+	331,350

7,670	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	8,027,115

6,665	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (Alternative Minimum Tax)	12/23 at 103.00	N/R	6,677,863

NUVEEN	349

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$6,165	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	$5,299,619

	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
400	3.625%, 8/15/22, 144A	8/21 at 100.00	BB	402,236
610	4.250%, 8/15/27, 144A	8/21 at 100.00	BB	616,033

1,290	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc., Series 2016A, 4.000%, 8/01/28, 144A	8/21 at 100.00	BB	1,259,492

1,805	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,920,141

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus Christi Project, Series 2014A:

465	4.000%, 4/01/20	No Opt. Call	BBB–	482,596
540	5.000%, 4/01/21	No Opt. Call	BBB–	583,027
655	5.000%, 4/01/23	No Opt. Call	BBB–	729,539
690	5.000%, 4/01/24	No Opt. Call	BBB–	773,863
300	5.000%, 4/01/25	4/24 at 100.00	BBB–	335,088
3,280	5.000%, 4/01/29	4/24 at 100.00	BBB–	3,612,395

355	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C. – Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/36	4/26 at 100.00	Ba2	376,048

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	A2	485,811
2,250	5.000%, 4/01/29	4/24 at 100.00	BBB–	2,497,658

725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University Project, Series 2014A, 5.000%, 4/01/29	4/24 at 100.00	BBB–	820,881

430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville III, L.L.C. – Tarleton State University Project, Series 2015A, 5.000%, 4/01/24	No Opt. Call	BBB–	487,517

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
305	5.000%, 4/01/24	No Opt. Call	Baa3	345,797
2,345	5.000%, 4/01/29	4/24 at 100.00	Baa3	2,655,126

	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A:
260	3.000%, 7/01/22	No Opt. Call	CCC	228,901
480	5.000%, 7/01/24	No Opt. Call	CCC	412,934
13,500	5.000%, 7/01/30	7/25 at 100.00	CCC	11,476,755

1,000	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc., Series 2017A, 5.000%, 6/15/32	6/22 at 100.00	N/R	1,016,710

350	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$175	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	$174,853

1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba2	2,087,294

500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 5.625%, 12/15/22 (4)	12/21 at 100.00	N/R	310,000

	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016:
185	4.900%, 9/15/24	3/24 at 102.00	N/R	181,572
400	5.375%, 9/15/30	3/24 at 102.00	N/R	394,900

670	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 4.250%, 9/15/28, 144A	9/27 at 100.00	N/R	670,750

900	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Major Improvement Area Project, Series 2017, 4.750%, 9/15/28, 144A	9/27 at 100.00	N/R	901,584

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
770	5.500%, 8/01/22	No Opt. Call	BBB+	879,348
450	5.500%, 8/01/27	No Opt. Call	BBB+	554,423

3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,591,081

5,250	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 50 Series 2017B-3, 3.875%, 11/15/22	5/19 at 100.00	N/R	5,265,435

6,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 65 Series 2017B-2, 4.500%, 11/15/23	11/19 at 100.00	N/R	6,583,330

8,750	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	11/19 at 100.00	N/R	9,018,713

1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Refunding Series 2015A, 5.000%, 11/15/22	No Opt. Call	BBB–	1,274,242

1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2007, 5.500%, 11/15/22	3/18 at 100.00	BB	1,000,780

1,845	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015A, 5.000%, 11/15/25	No Opt. Call	BB	1,912,878

10,090	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2015B-1, 4.500%, 11/15/21	3/18 at 100.00	BB	10,091,312

200	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/19	No Opt. Call	BBB	211,378

915	Travis County Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Longhorn Village Project, Refunding Series 2012A, 6.000%, 1/01/22	1/21 at 100.00	N/R	960,064

NUVEEN	351

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
$15,665	5.250%, 11/01/32	3/18 at 100.00	B3	$15,664,843
3,270	5.375%, 11/01/37	3/18 at 100.00	B3	3,270,000

	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2015:
352	4.000%, 12/01/21	No Opt. Call	N/R	365,288
550	4.000%, 12/01/27	12/24 at 100.00	N/R	547,311

675	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 4.500%, 9/01/27 (WI/DD, Settling 1/11/18)	No Opt. Call	N/R	675,493

	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,000	5.500%, 9/01/25	No Opt. Call	N/R	3,037,740
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,869,569
219,232	Total Texas			225,769,757

	Utah – 0.6%

2,100	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A , 8.000%, 12/01/39, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	2,084,985

16,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series 2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20) (Pre-refunded 12/17/18)	12/18 at 100.00	N/R (7)	16,527,680

650	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2015, 4.300%, 4/15/25, 144A	4/20 at 100.00	BB+	656,019

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
110	3.625%, 10/15/18	No Opt. Call	BB+	110,686
500	6.500%, 10/15/33	10/18 at 100.00	BB+	509,505

3,005	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A	No Opt. Call	BB+	3,077,541
22,365	Total Utah			22,966,416

	Vermont – 0.3%

2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa3	2,292,711

	Burlington, Vermont, Electric System Revenue Bonds, Series 2011A:
265	5.500%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (7)	298,833
315	5.625%, 7/01/30 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (7)	356,545
460	5.750%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A3 (7)	522,611

4,000	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36, 144A (Mandatory put 4/01/18) (Alternative Minimum Tax)	No Opt. Call	CCC+	4,008,960

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
695	5.000%, 10/15/26	No Opt. Call	BBB	813,296
875	5.000%, 10/15/28	10/26 at 100.00	BBB	1,006,294
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,136,830
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,132,740

352	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Vermont (continued)

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College Project, Series 2012:
$170	5.000%, 10/01/24	10/22 at 100.00	BBB+	$189,298
555	5.000%, 10/01/25	10/22 at 100.00	BBB+	615,378
805	5.000%, 10/01/27	10/22 at 100.00	BBB+	885,766
12,330	Total Vermont			13,259,262

	Virgin Islands – 0.2%

2,380	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2010A, 5.000%, 7/01/18	No Opt. Call	CCC	1,802,850

3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	3/18 at 100.00	CCC	3,611,480

1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	3/18 at 100.00	CCC	492,500
6,990	Total Virgin Islands			5,906,830

	Virginia – 0.6%

	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
1,000	5.000%, 3/01/26	No Opt. Call	N/R	1,045,040
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	2,117,520

2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29	11/24 at 100.00	N/R	2,756,536

1,025	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25, 144A	No Opt. Call	N/R	1,054,223

960	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/20	No Opt. Call	Baa1	1,033,027

	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2014:
1,000	5.000%, 6/15/26	6/24 at 100.00	Baa1	1,158,380
2,000	5.000%, 6/15/27	6/24 at 100.00	Baa1	2,306,400

2,070	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A	No Opt. Call	N/R	2,095,399

2,622	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007, 6.250%, 9/01/24	3/18 at 100.00	N/R	2,625,749

2,790	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 3.125%, 7/01/20, 144A	7/19 at 100.00	N/R	2,786,206

	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23, 144A	No Opt. Call	BB+	1,635,222
1,550	5.000%, 7/01/24, 144A	No Opt. Call	BB+	1,730,730
1,635	5.000%, 7/01/25, 144A	No Opt. Call	BB+	1,836,677

100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (Alternative Minimum Tax)	6/27 at 100.00	Baa3	113,408
22,962	Total Virginia			24,294,517

NUVEEN	353

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 1.0%

$1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	$1,153,338

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
2,330	5.500%, 6/01/27 (Alternative Minimum Tax)	3/18 at 100.00	N/R	2,332,610
1,500	5.600%, 6/01/37 (Alternative Minimum Tax)	3/18 at 100.00	N/R	1,501,290

	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	1,261,582
1,165	5.000%, 12/01/24 (Alternative Minimum Tax)	6/24 at 100.00	A–	1,340,985

1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BBB–	1,107,080

2,145	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/31	12/26 at 100.00	Baa2	2,382,494

370	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	3/18 at 100.00	N/R	370,337

590	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/18 at 100.00	BBB	590,372

6,065	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (Alternative Minimum Tax)	1/28 at 100.00	N/R	7,283,398

5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.274%, 1/01/35, 144A (Mandatory put 1/01/25) (IF) (6)	7/24 at 100.00	BBB+	4,963,450

	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
2,250	5.000%, 8/15/31	8/27 at 100.00	BBB	2,619,338
1,000	5.000%, 8/15/32	8/27 at 100.00	BBB	1,159,630

45	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	47,494

70	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (7)	74,777

1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,112,150

925	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26, 144A	7/24 at 102.00	N/R	939,116

1,350	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25, 144A	No Opt. Call	N/R	1,438,722

100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22, 144A	No Opt. Call	N/R	108,480

1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB+	1,093,650

205	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23, 144A	No Opt. Call	N/R	217,087

354	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington (continued)

$190	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (7)	$203,258

1,000	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016, 5.000%, 7/01/31, 144A	7/26 at 100.00	N/R	1,058,860

2,235	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 6.000%, 1/01/24, 144A	No Opt. Call	N/R	2,429,400
33,785	Total Washington			36,788,898

	West Virginia – 0.2%

	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	4.000%, 6/01/27	No Opt. Call	N/R	2,494,100
1,500	4.500%, 6/01/32	6/27 at 100.00	N/R	1,468,785

2,035	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc., Series 2013, 5.750%, 7/01/23	No Opt. Call	Ba2	2,123,400

1,400	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	1,410,080
7,435	Total West Virginia			7,496,365

	Wisconsin – 4.6%

1,915	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,986,104

565	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	569,831

3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	3,057,965

135	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26, 144A	No Opt. Call	N/R	136,654

1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	1,005,590

825	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A	No Opt. Call	N/R	822,946

1,685	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BBB–	1,829,388

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
9,175	4.100%, 6/15/26, 144A	No Opt. Call	N/R	8,887,823
3,010	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	2,935,563

3,585	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27, 144A	6/24 at 100.00	N/R	3,592,744

2,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25, 144A	No Opt. Call	BB+	2,797,427

500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25, 144A	No Opt. Call	N/R	513,015

NUVEEN	355

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$1,745	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%, 6/15/29, 144A	6/27 at 100.00	N/R	$1,750,287

475	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	509,936

275	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc. of North Carolina Project, Series 2014A, 4.125%, 10/01/24	10/22 at 100.00	BB+	281,837

	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
3,765	6.000%, 3/01/22, 144A	No Opt. Call	N/R	3,768,727
3,280	6.750%, 3/01/27, 144A	No Opt. Call	N/R	3,292,923

510	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A	No Opt. Call	N/R	499,571

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
670	5.250%, 2/01/25	No Opt. Call	N/R	675,085
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,383,105

6,780	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	7,365,995

1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	1,197,912

	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc. Project, Refunding Series 2015A:
660	4.000%, 9/01/20, 144A	No Opt. Call	BB	683,938
1,250	5.000%, 9/01/25, 144A	No Opt. Call	BB	1,375,875

26,365	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	28,431,225

	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
12,700	5.000%, 12/01/27, 144A	No Opt. Call	N/R	14,125,956
13,250	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	15,430,288

11,025	Public Finance Authority of Wisconsin, Pass-Through Revenue Bonds, Second Amended & Restated Promissory Note of Natgasoline LLC, Series 2016, 10.000%, 6/30/21, 144A (cash 10.000%, PIK 10.000%)	3/18 at 100.00	N/R	11,037,348

1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	1,720,757

440	Public Finance Authority of Wisconsin, Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A	No Opt. Call	BB+	477,862

2,765	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB	2,978,264

4,220	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB	4,483,961

	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., Series 2017A:
1,910	5.000%, 5/15/26, 144A	5/25 at 102.00	BB	2,150,087
1,215	5.000%, 5/15/31, 144A	5/25 at 102.00	BB	1,337,022

620	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 70 Series 2017B-2, 3.500%, 11/15/23, 144A	5/19 at 100.00	BB	626,262

356	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$410	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 85 Series 2017B-1, 3.950%, 11/15/24, 144A	11/19 at 100.00	BB	$417,458

	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation – Cullowhee LLC – Western California University Project, Series 2015A:
140	5.000%, 7/01/22	No Opt. Call	BBB–	154,603
540	5.000%, 7/01/23	No Opt. Call	BBB–	604,487

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	662,544
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,293,050

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,675	3.500%, 8/01/22	No Opt. Call	N/R	1,685,502
3,815	5.000%, 8/01/27	8/24 at 103.00	N/R	4,087,696
4,015	5.000%, 8/01/32	8/24 at 103.00	N/R	4,191,901

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
300	5.000%, 7/01/21	No Opt. Call	A–	325,155
750	5.000%, 7/01/22	No Opt. Call	A–	826,890
385	5.000%, 7/01/25	7/24 at 100.00	A–	436,690
670	5.000%, 7/01/26	7/24 at 100.00	A–	757,824

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB+	107,761
100	4.000%, 9/15/23	9/22 at 100.00	BBB+	106,977
100	4.000%, 9/15/24	9/22 at 100.00	BBB+	105,744
100	4.000%, 9/15/25	9/22 at 100.00	BBB+	104,708

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A	223,650
200	5.000%, 8/15/22	No Opt. Call	A	228,800

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2014:
945	5.000%, 3/01/24	No Opt. Call	BBB	1,066,433
525	5.000%, 3/01/25	3/24 at 100.00	BBB	587,717
820	5.000%, 3/01/26	3/24 at 100.00	BBB	913,546
1,095	5.000%, 3/01/27	3/24 at 100.00	BBB	1,213,413
1,130	5.000%, 3/01/28	3/24 at 100.00	BBB	1,247,531

4,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,329,178

1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,596,615

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,688,876
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	395,871
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	897,440

4,400	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A, 4.250%, 6/01/27	6/23 at 104.00	N/R	4,426,972

NUVEEN	357

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$6,015	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24	6/23 at 104.00	N/R	$6,036,654
164,875	Total Wisconsin			174,440,959

	Wyoming – 0.2%

	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BBB–	1,345,755
1,045	5.000%, 9/01/24	9/23 at 100.00	BBB–	1,136,009
1,360	5.000%, 9/01/25	9/23 at 100.00	BBB–	1,481,366
1,310	5.000%, 9/01/30	9/23 at 100.00	BBB–	1,396,892

1,100	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. – University of Wyoming Project, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	Baa3	1,192,279
6,045	Total Wyoming			6,552,301
$3,785,787	Total Long-Term Investments (cost $3,808,327,139)			3,892,051,436

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.7%

	MUNICIPAL BONDS – 0.7%

	New York – 0.6%

$25,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Niagara Mohawk Power Corporation, Variable Rate Demand Obligations, Series 2004A, 3.919%, 7/01/29 – SYNCORA GTY Insured (9)	3/18 at 100.00	A	$25,000,000

	Texas – 0.1%

2,250	Irving Hospital Authority, Texas, Hospital Revenue Bonds, Variable Rate Demand Obligations, Baylor Scott & White Medical Center-Irving, Series 2017B, 2.100%, 10/15/44 (Mandatory Put 10/15/23) (Weekly SIFMA*100% reference rate + 1.10% spread) (9)	4/23 at 100.00	Baa2	2,249,978
$27,250	Total Short-Term Investments (cost $27,250,000)			27,249,978
	Total Investments (cost $3,835,577,139) – 102.4%			3,919,301,414
	Borrowings – (3.6)%			(137,000,000)
	Floating Rate Obligations – (0.2)%			(8,000,000)
	Other Assets Less Liabilities – 1.4% (10)			53,849,002
	Net Assets – 100%			$3,828,150,416

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(372)	3/18	$(46,295,315)	$(46,145,438)	$149,877	$(75,563)

358	NUVEEN

Credit Default Swaps – OTC Uncleared

Counterparty	Referenced Entity	Buy/Sell Protection (11)	Current Credit Spread (12)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.05%	$10,000,000	1.000%	Quarterly	6/20/21	$(12,225)	$(814,401)	$802,176	(13)

Interest Rate Swaps – OTC Cleared

Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$215,000,000	Receive	3-Month LIBOR	2.309%	Semi-Annually	1/09/19	1/09/23	$229,549	$1,114	$228,435	$(223,551)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$45,000,000	Receive	Weekly SIFMA	2.243%	Quarterly	4/06/18	5/07/18	4/06/27	$(1,435,681)	$(1,435,681)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,891,684,501	$366,935	$3,892,051,436
Short-Term Investments:
Municipal Bonds	—	27,249,978	—	27,249,978
Investments in Derivatives:
Futures Contracts*	149,877	—	—	149,877
Credit Default Swaps*	—	—	802,176	802,176
Interest Rate Swaps*	—	(1,207,246)	—	(1,207,246)
Total	$149,877	$3,917,727,233	$1,169,111	$3,919,046,221
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

NUVEEN	359

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

The tables below present below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$3,821,764,000
Gross Unrealized
Appreciation	146,177,615
Depreciation	(56,640,201)
Net unrealized appreciation (depreciation) on investments	$89,537,414

Tax cost of futures	$149,877
Net unrealized appreciation (depreciation) on futures	—

Tax cost of swaps	$(11,111)
Net unrealized appreciation (depreciation) on swaps	(1,207,246)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or in inverse floating rate transactions.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(8)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(9)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(10)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(11)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(12)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(13)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ETM	Escrowed to maturity.

IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

LIBOR	London Inter-Bank Offered Rate

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

SIFMA	Securities Industry and Financial Market Association

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

360	NUVEEN

Nuveen Strategic Municipal Opportunities Fund

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.1%

	MUNICIPAL BONDS – 98.1%

	Alabama – 1.5%

$1,110	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2016, 4.000%, 7/01/46 (Mandatory put 6/01/21)	3/21 at 100.59	A1	$1,176,800

250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	253,950

100	Selma Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, Zilkha Biomass Selma LLC Project, Series 2015, 7.500%, 5/01/25, 144A (Alternative Minimum Tax) (4)	No Opt. Call	N/R	72,000
1,460	Total Alabama			1,502,750

	Arizona – 0.5%

40	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	40,044

100	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	98,545

100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	100,796

100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB	89,764

105	The Industrial Development Authority of the County of Maricopa, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory put 10/18/24)	No Opt. Call	AA–	123,885
445	Total Arizona			453,034

	California – 13.7%

1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,100,880

1,050	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory put 11/01/22)	No Opt. Call	A+	1,209,400

410	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB	426,392

225	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017, 5.000%, 10/01/22	No Opt. Call	Baa1	258,700

100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	97,030

1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/25	No Opt. Call	Baa2	1,190,200

	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development – Claremont Properties LLC Claremont Colleges Project, Series 2017A:
315	5.000%, 7/01/32, 144A	7/27 at 100.00	Ba2	349,704
120	5.000%, 7/01/37, 144A	7/27 at 100.00	Ba2	131,388

NUVEEN	361

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$260	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep – Obligated Group, Series 2016, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	$265,964

300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education – Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	318,672

300	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/22	No Opt. Call	BBB	335,628

500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (5)	3/18 at 100.00	CCC	500,040

400	Fontana Redevelopment Agency Successor Agency, San Bernardino County, California, Tax Allocation Bonds, Refunding Series 2017A, 5.000%, 10/01/32	10/27 at 100.00	AA	489,484

1,375	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 5.000%, 8/01/34	8/27 at 100.00	Aa2	1,680,566

500	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A, 5.000%, 10/01/20	No Opt. Call	A	544,330

675	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Refunding Series 2017, 5.000%, 9/01/21	No Opt. Call	N/R	742,615

220	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/30	9/25 at 100.00	N/R	247,982

3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	1,024,309

150	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/32 – NPFG Insured	No Opt. Call	BBB	91,291

750	South Placer Wastewater Authority, California, Wastewater Revenue Bonds, Series 2017, 5.000%, 11/01/25	No Opt. Call	A+	924,480

100	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	101,825

500	University of California, General Revenue Bonds, Series 2017AY, 5.000%, 5/15/37	5/27 at 100.00	AA	605,190

	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017:
610	5.000%, 1/01/33	1/28 at 100.00	BBB+	706,679
45	5.000%, 1/01/34	1/28 at 100.00	BBB+	52,091
14,675	Total California			13,394,840

	Colorado – 4.1%

665	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/01/28	12/27 at 100.00	AA–	830,658

400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	403,136

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	522,240

620	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB–	678,788

100	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	12/20 at 100.00	N/R	101,082

362	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$500	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.375%, 12/01/33	12/21 at 103.00	N/R	$500,720

500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	12/20 at 103.00	N/R	505,900

495	Sorrel Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 5.750%, 12/01/36	3/18 at 100.00	N/R	445,450
3,780	Total Colorado			3,987,974

	Connecticut – 0.3%

200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	3/18 at 100.00	Caa1	195,260

100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	103,911
300	Total Connecticut			299,171

	District of Columbia – 0.2%

175	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	BBB	199,057

	Florida – 11.3%

415	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	413,506

240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc. Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	263,222

100	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	99,196

100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	101,228

100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A, 4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	98,664

1,180	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	BB–	1,230,811

1,675	Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A, 5.000%, 10/01/35	10/27 at 100.00	AA–	2,020,619

1,900	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2017B, 5.000%, 10/01/26	No Opt. Call	A+	2,299,171

190	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	200,440

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 4.200%, 12/15/25, 144A (Alternative Minimum Tax)	6/20 at 100.00	BB+	1,025,750

1,595	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA–	1,770,099

100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	101,050

250	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	265,448

NUVEEN	363

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$1,000	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, Ad Valorem Tax Bonds, Series 2017A, 5.000%, 6/01/25	No Opt. Call	AA–	$1,201,860
9,845	Total Florida			11,091,064

	Guam – 2.4%

1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	A	1,140,430

1,100	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,173,260
2,100	Total Guam			2,313,690

	Hawaii – 0.2%

200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2015, 5.000%, 7/01/20	1/19 at 100.00	N/R	203,696

	Illinois – 4.5%

1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	1,195,500

250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	295,768

260	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B	300,295

745	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB-	791,875

100	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	103,919

200	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B2	216,320

250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%, 10/01/46 (UB) (6)	10/25 at 100.00	AA–	286,733

270	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 6.375%, 1/01/18 (7)	No Opt. Call	N/R	105,300

1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BB+	1,101,990
4,075	Total Illinois			4,397,700

	Indiana – 0.8%

100	Allen County, Indiana, Economic Development Revenue Bonds, Fort Wayne Project, Senior Series 2017A-1, 6.875%, 1/15/52, 144A	1/24 at 104.00	N/R	106,174

15	Chesterton, Indiana, Economic Development Revenue Bonds, Storypoint Chesterton Project, Series 2016, 6.125%, 1/15/34, 144A	1/24 at 104.00	N/R	15,824

110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	Caa1	110,520

560	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/20 at 100.00	Baa2	594,070
785	Total Indiana			826,588

364	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Iowa – 1.9%

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
$1,000	5.000%, 12/01/19	No Opt. Call	B–	$1,036,660
250	5.500%, 12/01/22	12/18 at 100.00	B–	255,003
500	5.250%, 12/01/25	12/23 at 100.00	B–	533,135
1,750	Total Iowa			1,824,798

	Kentucky – 0.4%

370	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A, 5.000%, 12/01/45 – AGM Insured	12/27 at 100.00	AA	421,116

	Maryland – 1.5%

500	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB–	527,930

500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	3/18 at 100.00	N/R	300,000

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	3/18 at 100.00	N/R	600,000
2,000	Total Maryland			1,427,930

	Massachusetts – 0.2%

165	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017, 5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	179,447

	Michigan – 1.0%

1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Events Center Project, Series 2014A, 4.125%, 7/01/45 (Mandatory put 1/01/19)	7/18 at 100.00	N/R	1,010,800

	Minnesota – 1.1%

50	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	49,009

30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46	4/26 at 100.00	CCC–	20,620

1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	965,620
1,080	Total Minnesota			1,035,249

	Mississippi – 1.0%

973	Mississippi Home Corp Multi-Family Housing Revenue Bonds, Cambridge Park Apartments, Pass Through Credit Custodial Receipts. Deutsche Trust for DTC Settlement. USbank Trustee on underlying Bond, 5.750%, 12/01/47, 144A (Mandatory put 3/01/19) (Alternative Minimum Tax)	4/18 at 100.00	N/R	961,548

	Missouri – 0.2%

150	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	154,926

	Nebraska – 1.6%

320	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Crossover Refunding Series 2017A, 5.000%, 9/01/30	No Opt. Call	BBB+	386,618

NUVEEN	365

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nebraska (continued)

$1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	$1,205,570
1,320	Total Nebraska			1,592,188

	Nevada – 1.6%

	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
760	5.000%, 9/01/34	9/27 at 100.00	BBB+	877,671
110	5.000%, 9/01/47	9/27 at 100.00	BBB+	125,357

	Director of Nevada State Department of Business & Industry, Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC, Series 2017:
250	5.875%, 12/15/27, 144A (Alternative Minimum Tax)	No Opt. Call	N/R	269,500
165	6.250%, 12/15/37, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	181,281

100	Nevada State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	102,841
1,385	Total Nevada			1,556,650

	New Jersey – 4.8%

1,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.125%, 7/01/29	7/27 at 100.00	Baa2	989,980

635	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/20	No Opt. Call	Baa1	672,649

1,500	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-2, 5.000%, 6/15/30	6/18 at 100.00	Baa1	1,521,120

1,500	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index Series 2017C-1, 1.442%, 1/01/21 (1-Month LIBOR*70% reference rate + 0.34% spread) (8)	No Opt. Call	A+	1,495,860
4,635	Total New Jersey			4,679,609

	New York – 17.2%

250	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/35	No Opt. Call	BBB–	129,880

600	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	AA–	716,004

700	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/32	2/27 at 100.00	A+	841,862

5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Capital Appreciation, Green Bonds, Series 2017C-2, 0.000%, 11/15/40	No Opt. Call	A1	2,328,550

1,030	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 5.000%, 10/01/39	10/27 at 100.00	AA	1,234,671

1,500	New York City, New York, General Obligation Bonds, Series 2017A, 5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	1,772,640

1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	1,089,540

250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	277,255

	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
205	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB–	220,611
50	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	53,490

366	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, L.P. Project, Series 2015, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	Baa1	$60,880

755	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	831,799

200	Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds, Buffalo International Airport, Series 2014A, 5.000%, 4/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa1	230,482

1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (Alternative Minimum Tax)	4/27 at 100.00	AA–	1,180,500

	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
500	5.000%, 2/01/25 – AGM Insured	No Opt. Call	A–	590,930
500	5.000%, 2/01/26 – AGM Insured	No Opt. Call	A–	598,995
365	5.000%, 2/01/27 – AGM Insured	No Opt. Call	A–	441,989

555	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%, 11/15/42	11/27 at 100.00	AA–	668,103

2,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017, 5.000%, 12/15/23	12/21 at 100.00	AAA	2,257,620

1,200	Westchester County Health Care Corporation, New York, Revenue Bonds, Senior Lien, Series 2000A, 5.000%, 11/01/30	11/21 at 100.00	BBB	1,307,436
17,715	Total New York			16,833,237

	North Carolina – 0.5%

400	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017, 5.000%, 10/01/24	No Opt. Call	A+	477,856

	Ohio – 1.1%

120	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/19	No Opt. Call	Ba2	122,959

1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory put 6/01/22)	No Opt. Call	CCC+	985,010
1,120	Total Ohio			1,107,969

	Pennsylvania – 3.5%

100	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 5.000%, 10/01/34	10/24 at 100.00	BBB–	108,312

200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba1	215,206

1,110	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2017, 5.000%, 3/01/27 – AGM Insured	No Opt. Call	A2	1,335,918

1,560	The Hospitals and Higher Education Facilities Authority of Philadelphia, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/32	7/27 at 100.00	Ba1	1,761,084
2,970	Total Pennsylvania			3,420,520

	South Carolina – 3.7%

1,000	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	1,080,970

NUVEEN	367

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Carolina (continued)

$1,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A+	$1,136,910

1,000	University of South Carolina, Athletic Facilities Revenue Bonds, Series 2017B, 5.000%, 5/01/22	No Opt. Call	Aa3	1,131,740

250	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	262,500
3,250	Total South Carolina			3,612,120

	Tennessee – 3.4%

100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	100,360

895	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%, 7/01/46	7/27 at 100.00	Aa3	1,067,216

500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2017A, 5.000%, 5/01/22	No Opt. Call	A1	564,090

1,450	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2017A, 4.000%, 5/01/48 (Mandatory put 5/01/23)	5/23 at 100.43	A3	1,589,679
2,945	Total Tennessee			3,321,345

	Texas – 8.1%

1,500	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2017B, 2.500%, 8/15/43	8/20 at 100.00	AAA	1,501,110

100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	100,575

1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-2, 5.000%, 7/15/20 (Alternative Minimum Tax)	No Opt. Call	BB–	1,063,530

255	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	266,873

670	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, CarbonLITE Recycling, LLC Project, Series 2016, 6.500%, 12/01/33, 144A (Alternative Minimum Tax)	12/23 at 103.00	N/R	671,293

275	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (Alternative Minimum Tax)	1/26 at 102.00	N/R	233,816

145	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	118,906

875	New Hope Cultural Educational Finance Corp, Texas, Hospital Revenue Bonds, Children’s Health Systems, Series 2017A, 5.000%, 8/15/47	8/27 at 100.00	Aa2	1,015,464

1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A–	1,202,440

1,500	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A, 5.000%, 4/15/24	No Opt. Call	AAA	1,783,920
7,320	Total Texas			7,957,927

368	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utah – 0.2%

$250	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A , 8.000%, 12/01/39, 144A (Alternative Minimum Tax)	12/27 at 100.00	N/R	$248,213

	Virginia – 0.6%

250	Cherry Hill Community Development Authority, Virginia, Special Assessment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	259,290

245	Richmond, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2017D, 5.000%, 3/01/33	No Opt. Call	Aa2	321,888
495	Total Virginia			581,178

	Washington – 0.2%

200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	216,184

	West Virginia – 0.1%

100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	104,300

	Wisconsin – 4.7%

85	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	85,475

250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	256,433

100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	99,113

1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)	8/26 at 100.00	N/R	990,010

1,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	1,173,890

772	Public Finance Authority of Wisconsin, Pass-Through Revenue Bonds, Second Amended & Restated Promissory Note of Natgasoline LLC, Series 2016, 10.000%, 6/30/21, 144A (cash 10.000%, PIK 10.000%)	3/18 at 100.00	N/R	772,614

1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Denver international Airport Great Hall Project, Series 2017, 5.000%, 9/30/37 (Alternative Minimum Tax)	9/27 at 100.00	BBB–	1,151,390

100	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary’s Woods at Marylhurst Inc., TEMPS 50 Series 2017B-3, 3.000%, 11/15/22, 144A	11/18 at 100.00	BB	100,347
4,307	Total Wisconsin			4,629,272
$93,740	Total Long-Term Investments (cost $94,364,645)			96,023,946
	Floating Rate Obligations – (1.4)%			(1,400,000)
	Other Assets Less Liabilities – 3.3% (9)			3,284,190
	Net Assets – 100%			$97,908,136

NUVEEN	369

Nuveen Strategic Municipal Opportunities Fund (continued)

Portfolio of Investments	December 31, 2017 (Unaudited)

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(53)	3/18	$(6,595,838)	$(6,574,484)	$21,354	$(10,766)

Credit Default Swaps – OTC Uncleared

Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	City of Chicago	Sell	1.05%	$2,500,000	1.000%	Quarterly	6/20/21	$(3,056)	$(201,962)	$198,906	(12)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$96,023,946	$—	$96,023,946
Investments in Derivatives:
Futures Contracts*	21,354	—	—	21,354
Credit Default Swaps*	—	—	198,906	198,906
Total	$21,354	$96,023,946	$198,906	$96,244,206
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

370	NUVEEN

The tables below present below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of December 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$92,915,581
Gross Unrealized
Appreciation	2,115,387
Depreciation	(407,029)
Net unrealized appreciation (depreciation) on investments	$1,708,358

Tax cost of futures	$21,354
Net unrealized appreciation (depreciation) on futures	—

Tax cost of swap	$(3,056)
Net unrealized appreciation (depreciation) on swaps	—

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.

(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(7)	On November 11, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.375% to 3.825%.

(8)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

NUVEEN	371

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 1, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2018